                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                           DELAWARE TAX-FREE USA FUND
                                   a series of
                          DELAWARE GROUP TAX-FREE FUND

                              Dated April 21, 2006

                          Acquisition of the Assets of:

       DELAWARE TAX-FREE MISSOURI              DELAWARE TAX-FREE OREGON
              INSURED FUND                           INSURED FUND
         (a series of Delaware                  (a series of Delaware
      Investments Municipal Trust)           Investments Municipal Trust)

    By and in exchange for shares of       By and in exchange for shares of

       DELAWARE TAX-FREE USA FUND             DELAWARE TAX-FREE USA FUND
        (a series of Delaware                  (a series of Delaware
         Group Tax-Free Fund)                   Group Tax-Free Fund)

                         DELAWARE TAX-FREE INSURED FUND
                   (a series of Delaware Group Tax-Free Fund)

                        By and in exchange for shares of

                           DELAWARE TAX-FREE USA FUND
                   (a series of Delaware Group Tax-Free Fund)

This Statement of Additional  Information  ("SAI") relates  specifically to: (1)
the proposed acquisition of substantially all of the assets of Delaware Tax-Free
Missouri  Insured Fund (the "Missouri  Fund") in exchange for shares of Delaware
Tax-Free  USA  Fund  (the  "USA  Fund");   (2)  the  proposed   acquisition   of
substantially  all of the assets of Delaware  Tax-Free  Oregon Insured Fund (the
"Oregon  Fund") in  exchange  for shares of the USA Fund;  and (3) the  proposed acquisition of substantially all of the assets of Delaware Tax-Free Insured Fund
(the "Insured Fund") in exchange for shares of the USA Fund.

This SAI consists of this Cover Page and the following documents,  each of which is attached to and is legally considered to be a part of this SAI.

     1.   Statement of Additional  Information  of the USA Fund,  dated December
          29,  2005 as  previously  filed  via EDGAR is  incorporated  herein by reference  to Delaware  Group  Tax-Free  Fund's  filing under Rule 497
          [Accession No. 0000950116-06-000011] filed January 3, 2006 and will be mailed to any Shareholder who requests this SAI.

     2.   Supplement to the Statement of Additional Information of the USA Fund,
          dated December 29, 2005 as previously  filed via EDGAR is incorporated herein by reference to Delaware  Group  Tax-Free  Fund's  filing under
          Rule 497  [Accession No.  0000728352-06-000006]  filed January 3, 2006 and will be mailed to any Shareholder who requests this SAI.

     3.   Annual  Report of the USA Fund for the fiscal  year  ended  August 31,
          2005 as previously filed via EDGAR is incorporated herein by reference
          to   Delaware   Group   Tax-Free    Fund's   N-CSR    [Accession   No.
          0000950116-05-003424] filed November 4, 2005 and will be mailed to any
          Shareholder who requests this SAI.

     4.   Pro Forma Financial  Statements for the  Reorganization  of the Oregon
          Fund into the USA Fund.

     5.   Pro Forma Financial  Statements for the Reorganization of the Missouri
          Fund into the USA Fund.

     6.   Pro Forma Financial  Statements for the  Reorganization of the Insured
          Fund into the USA Fund.

     7.   Pro Forma Financial  Statements for the  Reorganizations of the Oregon
          Fund, the Missouri Fund and the Insured Fund into the USA Fund

          This SAI is not a prospectus;  you should read this SAI in conjunction with the Proxy  Statement/Prospectus  dated  April  21,  2006,  relating  to the
above-referenced   transactions.   You  can   request   a  copy  of  the   Proxy
Statement/Prospectus  by calling  1-800-523-1918  or by writing to the  Delaware
Tax-Free  USA  Fund  at  Attention:   Account  Services,   2005  Market  Street,
Philadelphia, PA 19103-7094.

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005                                                            % of Total
(Unaudited)                                                                      Investments
                                                                                 (Pro Forma        Delaware Tax-Free USA Fund
                                                                                  Combined)          Par        Market Value
                                                                                ------------  ------------------------------------
                                                                                ------------  ------------------------------------

Municipal Bonds                                                                       95.80%
Airline Revenue Bonds                                                                  0.65%
Minneapolis/St. Paul Metropolitan Airports Commission Special
   Facilities Revenue (Northwest Airlines, Inc. Project) Series A 7.00%
   4/1/25 (AMT)                                                                                    $1,300,000     $1,187,862
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
   Corp.) 7.35% 12/1/11                                                                             2,250,000      2,252,880
                                                                                                              --------------
                                                                                                                   3,440,742
                                                                                                              --------------

Airport Revenue Bonds                                                                  1.82%
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
   Acquistion Project) 5.75% 1/1/32 (AMT)                                                           2,500,000      2,542,200
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
   Project) 6.75% 1/1/32 (AMT)                                                                      2,395,000      2,431,931
Grapevine, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.50% 1/1/24 (AMT)                                                                          920,000        966,892
Houston, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.375% 1/1/23 (AMT)                                                                       2,000,000      2,087,100
Portland Airport Revenue (Portland International Airport) Series 11
   5.625% 7/1/26 (FGIC)(AMT)                                                                                0              0
                                                                                                              --------------
                                                                                                                   8,028,123
                                                                                                              --------------

City General Obligation Bonds                                                          3.16%
New York City, New York
   Series H 6.125% 8/1/25                                                                           4,245,000      4,511,798
   Series I 5.125% 3/1/23                                                                           5,875,000      6,262,398
   Series J 5.25% 6/1/28                                                                            5,400,000      5,817,690
                                                                                                              --------------
                                                                                                                  16,591,886
                                                                                                              --------------

Continuing Care/Retirement Revenue Bonds                                               1.55%
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
   Series A 5.25% 6/1/34                                                                            3,000,000      3,148,440
Delaware County, Pennsylvania Industrial Development Authority
   Revenue Care Institute (Main Line Care Institute Project) 9.00% 8/1/31                           1,777,611      1,718,719
Gainesville & Hall County, Georgia Development Authority Revenue
   (Lanier Village Estates Project) Series C 7.25% 11/15/29                                         1,000,000      1,115,810
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
   Communities) Series A 6.625% 8/15/30                                                             2,000,000      2,172,740
                                                                                                              --------------
                                                                                                                   8,155,709
                                                                                                              --------------

Corporate-Backed Revenue Bonds                                                         3.05%
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
   Express Corp. Project) 6.375% 4/1/21 (AMT)                                                       2,000,000      2,079,660
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90%
   10/1/26                                                                                          1,695,000      1,721,086
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)  7.00%
   8/1/17 (AMT)                                                                                       800,000        228,000
Indianapolis, Indiana Airport Authority Revenue (Federal Express
   Corp. Project) 5.10% 1/15/17 (AMT)                                                               2,000,000      2,120,260
Phenix City, Alabama Industrial Development Board Environmental Improvement
   Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)                         3,000,000      3,260,430
Puerto Rico Industrial, Medical & Environmental Pollution Control
   Facilities Financing Authority Revenue (PepsiCo, Inc. Project) 6.25%
   11/15/13                                                                                         1,250,000      1,303,338
Richmond County, Georgia Development Authority Environmental
   Improvement Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)                      5,000,000      5,299,800
                                                                                                              --------------
                                                                                                                  16,012,574
                                                                                                              --------------

Dedicated Tax & Fees Revenue Bonds                                                     3.84%
Bi-State Development Agency Missouri, Illinois Metropolitan District (Metrolink
   Cross County Project) Series B 5.00% 10/1/32 (FSA)                                               1,000,000      1,058,180
Massachusetts School Building Authority (Ax Revser) Series A 5.00%
   8/15/30 (FSA)                                                                                   10,000,000     10,716,800
New Jersey Economic Development Authority (Cigarette Tax)
   5.75% 6/15/34                                                                                    2,000,000      2,151,860
New York City, New York Transitional Finance Authority Series D 5.00%
   2/1/31                                                                                           5,000,000      5,267,150
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16                           1,000,000      1,019,300
                                                                                                              --------------
                                                                                                                  20,213,290
                                                                                                              --------------

Escrowed to Maturity Bonds                                                             7.89%
Louisiana Public Facilities Authority Hospital Revenue (Southern
   Baptist Hospital, Inc.) 8.00% 5/15/12                                                            5,555,000      6,476,408
New Jersey State Highway Authority Garden State Parkway General
   Revenue (Senior Parkway) (FGIC)
   5.50% 1/1/14 (FGIC)                                                                              5,000,000      5,715,200
   5.50% 1/1/15 (FGIC)                                                                              7,310,000      8,405,477
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                              13,535,000     16,953,399
Umatilla County Hospital Facility Authority Revenue (Catholic Health
   Initiatives) Series A 5.50% 3/1/32                                                                       0              0
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                              2,200,000      2,833,490
                                                                                                              --------------
                                                                                                                  40,383,974
                                                                                                              --------------

Higher Education Revenue Bonds                                                         9.64%
Chattanooga Tennessee Health Educational & Housing Facilities
   Board Revenue Series A 5.125% 10/1/35                                                            3,500,000      3,535,560
Illinois Educational Facilities Authority Student Housing Revenue
   (Educational Advancement Fund-University Center Project)
   6.25% 5/1/30                                                                                     5,000,000      5,420,200
Maryland State Economic Development Corporation, Student Housing
   Revenue (University of Maryland College Park Project) 5.625% 6/1/35                              1,125,000      1,192,601
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
   6.00% 10/1/17                                                                                    1,000,000      1,071,430
   6.125% 10/1/29                                                                                   1,000,000      1,064,460
Milledgeville-Baldwin County, Georgia Development Authority Revenue
   (Georgia College & State University Foundation Project) 6.00% 9/1/33                             1,000,000      1,092,630
New Hampshire Higher Educational & Health Facilities Authority
   Revenue (New Hampton School Issue) 5.375% 10/1/28                                                3,070,000      3,025,946
New Jersey State Educational Facilities Authority Revenue (Stevens
   Institute of Technology) Series B 5.25% 7/1/24                                                   2,085,000      2,204,825
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
   Floater 6.465% 5/15/15 (MBIA)                                                                   20,000,000     23,918,200
Oregon Health & Science University Revenue (Capital Appreciation
   Insured) Series A
   5.00% 7/1/32 (MBIA)                                                                                      0              0
   ^5.50% 7/1/21 (MBIA)                                                                                     0              0
Oregon State Facilities Authority Revenue
   (College Housing Northwest Project) Series A 5.45% 10/1/32                                               0              0
   (College Independent Student Housing Project)
   Series A 5.25% 7/1/30 (XLCA)                                                                             0              0
   (Linfield College Project) Series A 5.00% 10/1/30                                                        0              0
   (Willamette University Project) Series A
   5.00% 10/1/34 (FGIC)                                                                                     0              0
   5.125% 10/1/25 (FGIC)                                                                                    0              0
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                               1,000,000      1,060,090
                                                                                                              --------------
                                                                                                                  43,585,942
                                                                                                              --------------

Hospital Revenue Bonds                                                                11.30%
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
   (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                                           3,000,000      3,184,110
Cando, North Dakota Nursing Facility Revenue (Towner County
   Medical Center Project) 7.125% 8/1/22                                                            1,000,000      1,011,810
Chatham County, Georgia Hospital Authority Revenue (Memorial
   Health Medical Center) Series A 6.125% 1/1/24                                                    1,000,000      1,099,650
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
   Series A 5.50% 1/1/29                                                                            7,500,000      8,064,300
Deschutes County Hospital Facilities Authority Hospital Revenue
   (Cascade Health Services) 5.60% 1/1/32                                                                   0              0
Duluth Economic Development Authority Health Care Facilities
   Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                            5,825,000      6,123,007
Florence County, South Carolina Hospital Revenue (McLeod Regional
   Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                             2,355,000      2,558,189
Henrico County, Virginia Economic Development Authority Revenue
   (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                                        3,140,000      3,344,571
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
   Healthcare Project) 5.625% 1/1/28                                                                2,000,000      2,141,020
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
   Foundation Project) Series B 5.50% 5/15/32                                                       1,500,000      1,558,530
Maryland State Health & Higher Educational Facilities Authority
   Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                                         2,345,000      2,420,063
Michigan State Hospital Finance Authority Revenue
   (Ascension HealthCredit Group) Series B 5.25% 11/15/26                                           3,500,000      3,718,925
   (Oakwood Obligation Group) Series A 5.75% 4/1/32                                                 2,500,000      2,688,000
   (Trinity Health Credit) Series C 5.375% 12/1/30                                                  6,000,000      6,380,400
Multnomah County, Oregon Hospital Facilities Authority Revenue
   (Providence Health System) 5.25% 10/1/22                                                         3,000,000      3,278,370
New York State Dormitory Authority (Catholic Health Services of Long
   Island- St. Francis Hospital Project) 5.10% 7/1/34                                               2,500,000      2,584,600
North Carolina Medical Care Commission Hospital Revenue
   (Northeast Medical Center Project) 5.125% 11/1/34                                                1,250,000      1,320,963
Prince William County, Virgina Industrial Development Authority
   Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                          1,750,000      1,864,328
South Miami, Florida Health Facilities Authority Hospital  Revenue
   (Baptist Health South Florida Group) 5.25% 11/15/33                                              4,000,000      4,198,840
                                                                                                              --------------
                                                                                                                  57,539,676
                                                                                                              --------------

Investor Owned Utilities Revenue Bonds                                                 8.86%
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
   Project) Series B 6.30% 7/1/32 (AMT)                                                             3,500,000      3,797,640
Clark County, Nevada Industrial Development Revenue (Nevada
   Power Co. Project) Series C 7.20% 10/1/22                                                        8,000,000      8,127,199
Midland County, Michigan Economic Development Subordinate Limited
   Obligation (Midland Congeneration Project) Series A 6.875%
   7/23/09 (AMT)                                                                                    3,050,000      3,206,008
Mississippi Business Finance Corporation Pollution Control Revenue
   (System Energy Resources, Inc. Project) 5.90% 5/1/22                                             3,000,000      3,084,480
Pennsylvania Economic Development Financing (Reliant Energy)
   Series B 6.75% 12/1/36 (AMT)                                                                     3,250,000      3,508,310
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
   Light Co. Project)
   6.375% 11/2/29 (AMT)                                                                             4,250,000      4,555,703
   6.625% 12/1/24                                                                                   4,500,000      4,600,845
Port Morrow, Oregon Pollution Control Revenue (Portland General
   Electric Co.) Series A 5.20% 5/1/33                                                              2,000,000      2,089,520
Sabine, Texas River Authority Pollution Control Revenue
   (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                            4,000,000      4,145,760
Suffolk County, New York Industrial Agency Development Revenue
   (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                              3,500,000      3,667,790
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
   Power Co. Project) Series A 6.05% 7/15/26                                                        5,000,000      5,190,600
                                                                                                              --------------
                                                                                                                  45,973,855
                                                                                                              --------------

Miscellaneous Revenue Bonds                                                            1.29%
Middlesex County, New Jersey Improvement Authority Senior Revenue
   (Heldrich Center Hotel/Conference Project) Series A
   5.00% 1/1/32                                                                                     1,500,000      1,508,235
   5.125% 1/1/37                                                                                    1,500,000      1,513,740
Oregon State Department of Administrative Services 5.00% 9/1/13 (FSA)                                       0              0
Oregon State Department of Administrative Services Lottery Revenue
   Refunding Series A 5.00% 4/1/18 (FSA)                                                                    0              0
Wisconsin Center District Tax Revenue (Junior Dedicated)
   5.25% 12/15/23 (FSA)                                                                             2,000,000      2,326,240
                                                                                                              --------------
                                                                                                                   5,348,215
                                                                                                              --------------

Multifamily Housing Revenue Bonds                                                      1.05%
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
   (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                                       1,455,000      1,545,254
North Dakota State Housing Finance Agency Multifamily Revenue
   Series A 6.15% 12/1/17 (FNMA)                                                                    1,300,000      1,330,758
Oregon Health, Housing, Educational, & Cultural Facilities Authority
   (Pier Park Project) Series A 6.05% 4/1/18 (AMT)(GNMA)                                                    0              0
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
   6.00% 12/1/31 (GNMA)(AMT)                                                                        1,500,000      1,547,415
                                                                                                              --------------
                                                                                                                   4,423,427
                                                                                                              --------------

Municipal Lease Revenue Bonds                                                          4.99%
Alexandria, Virginia Industrial Development Authority Revenue
   (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                                  5,000,000      5,618,500
California State Public Works Board (Department of General
   Services-Butterfield) Series A 5.25% 6/1/30                                                      2,750,000      2,972,035
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue
   Series A 5.00% 6/1/45 (AMBAC)                                                                   10,000,000     10,434,600
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                                 350,000        333,907
Missouri State Development Finance Board Infrastructure Facilities
   Revenue (Branson Landing Project) Series A
   5.25% 12/1/19                                                                                    1,000,000      1,061,860
   5.50% 12/1/24                                                                                      980,000      1,047,973
   5.625% 12/1/28                                                                                   2,930,000      3,146,498
Oregon State Department of Administrative Services Certificates of
   Participation Refunding
   Series A 5.00% 5/1/30 (FSA)                                                                              0              0
   Series C 5.25% 11/1/15 (MBIA)                                                                            0              0
                                                                                                              --------------
                                                                                                                  24,615,373
                                                                                                              --------------

Political Subdivision General Obligation Bonds                                         0.45%
Deschutes County Refunding 5.00% 12/1/16 (FSA)                                                              0              0
Southwestern Oregon Community College District 5.00% 6/1/28 (MBIA)                                          0              0
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                                             0              0
                                                                                                              --------------
                                                                                                                           -
                                                                                                              --------------

§Pre-Refunded Bonds - 12.21%                                                        10.53%
Chemeketa County Community College District 5.80% 6/1/12-06  (FGIC)                                         0              0
Cudahy, Wisconsin Community Development Authority Lease
   Revenue 6.00% 6/1/11-06                                                                          1,000,000      1,023,420
Deschutes County Administrative School District #1 Series A
   5.125% 6/15/21-11 (FSA)                                                                                  0              0
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue Series B
   5.50% 6/1/43-13                                                                                  7,500,000      8,519,850
   5.625% 6/1/38-13                                                                                 7,500,000      8,583,074
Jackson County School District #6 Central Point 5.25% 6/15/20-10 (FGIC)                                     0              0
Linn County Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)                                    0              0
Malheur County (Jail Buildings) 6.30% 12/1/12-05 (MBIA)                                                     0              0
Michigan State Hospital Finance Authority Revenue (Genesys Health
   Systems) Series A
   7.50% 10/1/27-05                                                                                 8,130,000      8,161,544
   8.125% 10/1/21-05                                                                                4,000,000      4,097,200
Mississippi Development Bank Special Obligation (Madison County
   Hospital Project) 6.30% 7/1/22-09                                                                2,070,000      2,337,527
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                                       0              0
New York City, New York Series H 6.125% 8/1/25-07                                                     755,000        808,401
North Unit Irrigation District 5.75% 6/1/16-06 (MBIA)                                                       0              0
Oregon State Department of Administrative Services Certificates of
   Participation Series A 5.80% 5/1/24-07 (AMBAC)                                                           0              0
Payne County, Oklahoma Economic Development Authority Student
   Housing Revenue (Collegiate Housing Foundation-Oklahoma State
   University) Series A 6.375% 6/1/30-11                                                            4,000,000      4,623,760
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11 (FSA)                                          0              0
Puerto Rico Commonwealth Public Improvement Series A
   5.125% 7/1/31-11                                                                                 3,495,000      3,849,288
   5.375% 7/1/21-07 (MBIA)                                                                             50,000         52,954
Salem Water & Sewer Revenue 5.625% 6/1/16-06 (MBIA)                                                         0              0
Southeast Wisconsin Professional Baseball Park District Sales Tax
   Revenue 5.80% 12/15/26-07 (MBIA)                                                                 1,000,000      1,051,950
Wisconsin Housing & Economic Developing Authority Revenue
   6.10% 6/1/21-17 (FHA)                                                                              835,000        948,877
                                                                                                              --------------
                                                                                                                  44,057,845
                                                                                                              --------------

Public Power Revenue Bonds                                                             3.06%
Salt River Project Arizona Agriculture Improvement & Power District
   Electric Revsalt River Project Series A 5.00% 1/1/35                                            15,000,000     16,107,450
                                                                                                              --------------
                                                                                                                  16,107,450
                                                                                                              --------------

Public Utility District Revenue Bonds                                                  3.17%
Chelan County, Washington Public Utilities District #001Consolidated
   Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                                5,000,000      5,333,950
Emerald Peoples Utilities District Series A 5.25% 11/1/22 (FSA)                                             0              0
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                                    10,000,000     10,531,300
                                                                                                              --------------
                                                                                                                  15,865,250
                                                                                                              --------------

School District General Obligation Bonds                                               1.45%
Benton & Linn Counties School District #509J Corvallis 5.00% 6/1/21 (FSA)                                   0              0
Clackamas County School District #086 5.00% 6/15/25 (FSA)                                                   0              0
Clackamas County School District #12 (North Clackamas)
   5.00% 6/15/16 (FSA)                                                                                      0              0
Jefferson County School District #509J 5.00% 6/15/22 (FGIC)                                                 0              0
Lane County School District #19 Springfield Refunding
   6.00% 10/15/14 (FGIC)
Lewisville, Texas Independent School District Permanent School Fund
   6.15% 8/15/21                                                                                    2,160,000      2,382,286
Lincoln County School District 5.25% 6/15/12 (FGIC)                                                         0              0
Salem-Keizer Oregon School District #24J Refunding 5.00% 6/15/19 (FSA)                                      0              0
^Umatilla County School District #6 R Umatilla Refunding 5.50%
   12/15/22 (AMBAC)                                                                                         0              0
                                                                                                              --------------
                                                                                                                   2,382,286
                                                                                                              --------------

Single Family Housing Revenue Bonds                                                    0.43%
New Mexico Mortgage Finance Authority
   Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                                       310,000        313,896
   Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                                 265,000        275,873
Oregon State Housing & Community Services Department Mortgage
   Revenue Single Family Mortgage Program Series R (AMT) 5.375% 7/1/32                                      0              0
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
   6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                                    215,000        215,858
Utah State Housing Finance Agency Single Family Mortgage Series A-2
   7.20% 1/1/27 (FHA)(VA)(AMT)                                                                         20,000         20,431
                                                                                                              --------------
                                                                                                                     826,058
                                                                                                              --------------

Tax Increment / Special Assessment Bonds                                               0.44%
Midtown Miami, Florida Community Development District Special
   Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                                 1,000,000      1,074,170
Portland River District Urban Renewal & Redevelopment Interstate
   Corridor Series A 5.00% 6/15/23 (AMBAC)                                                                  0              0
Portland, Oregon Urban Renewal & Redevelopment Interstate
   Corridor Series A 5.25% 6/15/20 (FGIC)                                                                   0              0
                                                                                                              --------------
                                                                                                                   1,074,170
                                                                                                              --------------

Territorial General Obligation Bonds                                                   1.80%
Puerto Rico Commonwealth Public Improvement Series A
   5.50% 7/1/19 (MBIA)                                                                              8,000,000      9,485,520
                                                                                                              --------------
                                                                                                                   9,485,520
                                                                                                              --------------

Territorial Revenue Bonds                                                              9.77%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
   Series G 5.00% 7/1/42                                                                            6,750,000      7,063,335
   Series J 5.50% 7/1/22                                                                                    0              0
Puerto Rico Commonwealth Industrial Development Company
   General Purpose Revenues Series B 5.375% 7/1/16                                                  1,000,000      1,056,880
^Puerto Rico Commonwealth Infrarastructure Financing Authority
   Series A 0.00% 7/1/30 (FGIC)                                                                             0              0
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
   Revser B 5.00% 7/1/41                                                                            8,000,000      8,436,240
Puerto Rico Commonwealth Public Improvement (Unrefunded
   Balance) 5.125% 7/1/30 (FSA)                                                                             0              0
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                                  6,880,000      7,209,483
Puerto Rico Electric Power Authority Power Revenue
   Series II 5.25% 7/1/31                                                                           6,000,000      6,448,980
   Series NN 5.125% 7/1/29                                                                                  0              0
   Series PP 5.00% 7/1/25 (FGIC)                                                                            0              0
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
   Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                                    1,240,000      1,268,867
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
   Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
   6.25% 7/1/24 (MBIA)                                                                              1,200,000      1,220,424
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
   Series I 5.25% 7/1/33                                                                           12,000,000     12,948,720
   Series J 5.00% 7/1/36 (AMBAC)                                                                            0              0
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                              510,000        526,422
                                                                                                              --------------
                                                                                                                  46,179,351
                                                                                                              --------------

Turnpike / Toll Road Revenue Bonds                                                     1.74%
Ohio State Turnpike Commission Revenue Series A
   5.50% 2/15/24 (FGIC)                                                                             5,000,000      6,012,350
   5.50% 2/15/26 (FGIC)                                                                             2,590,000      3,135,325
                                                                                                              --------------
                                                                                                                   9,147,675
                                                                                                              --------------

Water & Sewer Revenue Bonds                                                            3.84%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                          3,375,000      3,692,216
New York City, New York Municipal Water Finance Authority Water &
   Sewer System Revenue Series A 5.125% 6/15/34                                                    12,125,000     12,927,432
Portland Sewer Systems Revenue (Second Lien) Series A
   5.00% 6/1/23 (FSA)                                                                                       0              0
West Virginia State Water Development Authority Revenue (Loan
   Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                                 2,890,000      3,249,892
                                                                                                                  19,869,540
                                                                                                              --------------
Total Municipal Bonds                                                                                            459,307,931
                                                                                                              --------------

Short-Term Investments                                                                 4.20%
Money Market Instruments                                                               0.31%
Dreyfus Tax-Exempt Cash Management Fund                                                                     0              0
                                                                                                              --------------
                                                                                                                           -
                                                                                                              --------------

oVariable Rate Demand Notes                                                            3.89%
Chester County, Pennsylvania Industrial Development Authority
   Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                               6,000,000      6,000,000
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                               4,400,000      4,400,000
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
   (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                                9,000,000      9,000,000
Portland, Oregon Multi-Family Housing Revenue (South Park Block
   Project) 2.40% 12/1/11 UBC                                                                               0              0
                                                                                                              --------------
                                                                                                                  19,400,000
                                                                                                              --------------
Total Short Term Investments                                                                                      19,400,000
                                                                                                              --------------

                                                                                                              --------------
Total Investments at Market                                                          100.00%                     478,707,931
                                                                                                              --------------

Total Investments at Cost                                                                                        441,884,365
                                                                                                              --------------

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)
                                                                               Delaware Tax-Free Oregon
                                                                                     Insured Fund
                                                                                 Par        Market Value
                                                                            ---------------------------------
                                                                            ---------------------------------

Municipal Bonds
Airline Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports Commission Special
   Facilities Revenue (Northwest Airlines, Inc. Project) Series A 7.00%
   4/1/25 (AMT)                                                                        $0             $0
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
   Corp.) 7.35% 12/1/11                                                                 0              0
                                                                                          --------------
                                                                                                       -
                                                                                          --------------

Airport Revenue Bonds
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
   Acquistion Project) 5.75% 1/1/32 (AMT)                                               0              0
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
   Project) 6.75% 1/1/32 (AMT)                                                          0              0
Grapevine, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.50% 1/1/24 (AMT)                                                            0              0
Houston, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.375% 1/1/23 (AMT)                                                           0              0
Portland Airport Revenue (Portland International Airport) Series 11
   5.625% 7/1/26 (FGIC)(AMT)                                                    1,500,000      1,555,335
                                                                                          --------------
                                                                                               1,555,335
                                                                                          --------------

City General Obligation Bonds
New York City, New York
   Series H 6.125% 8/1/25                                                               0              0
   Series I 5.125% 3/1/23                                                               0              0
   Series J 5.25% 6/1/28                                                                0              0
                                                                                          --------------
                                                                                                       -
                                                                                          --------------

Continuing Care/Retirement Revenue Bonds
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
   Series A 5.25% 6/1/34                                                                0              0
Delaware County, Pennsylvania Industrial Development Authority
   Revenue Care Institute (Main Line Care Institute Project) 9.00% 8/1/31               0              0
Gainesville & Hall County, Georgia Development Authority Revenue
   (Lanier Village Estates Project) Series C 7.25% 11/15/29                             0              0
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
   Communities) Series A 6.625% 8/15/30                                                 0              0
                                                                                          --------------
                                                                                                       -
                                                                                          --------------

Corporate-Backed Revenue Bonds
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
   Express Corp. Project) 6.375% 4/1/21 (AMT)                                           0              0
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90%
   10/1/26                                                                              0              0
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)  7.00%
   8/1/17 (AMT)                                                                         0              0
Indianapolis, Indiana Airport Authority Revenue (Federal Express
   Corp. Project) 5.10% 1/15/17 (AMT)                                                   0              0
Phenix City, Alabama Industrial Development Board Environmental Improvement
   Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)             0              0
Puerto Rico Industrial, Medical & Environmental Pollution Control
   Facilities Financing Authority Revenue (PepsiCo, Inc. Project) 6.25%
   11/15/13                                                                             0              0
Richmond County, Georgia Development Authority Environmental
   Improvement Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)          0              0
                                                                                          --------------
                                                                                                       -
                                                                                          --------------

Dedicated Tax & Fees Revenue Bonds
Bi-State Development Agency Missouri, Illinois Metropolitan District (Metrolink
   Cross County Project) Series B 5.00% 10/1/32 (FSA)                                   0              0
Massachusetts School Building Authority (Ax Revser) Series A 5.00%
   8/15/30 (FSA)                                                                        0              0
New Jersey Economic Development Authority (Cigarette Tax)
   5.75% 6/15/34                                                                        0              0
New York City, New York Transitional Finance Authority Series D 5.00%
   2/1/31                                                                               0              0
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16               0              0
                                                                                          --------------
                                                                                                       -
                                                                                          --------------

Escrowed to Maturity Bonds
Louisiana Public Facilities Authority Hospital Revenue (Southern
   Baptist Hospital, Inc.) 8.00% 5/15/12                                                0              0
New Jersey State Highway Authority Garden State Parkway General
   Revenue (Senior Parkway) (FGIC)
   5.50% 1/1/14 (FGIC)                                                                  0              0
   5.50% 1/1/15 (FGIC)                                                                  0              0
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                   0              0
Umatilla County Hospital Facility Authority Revenue (Catholic Health
   Initiatives) Series A 5.50% 3/1/32                                           1,000,000      1,108,190
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                  0              0
                                                                                          --------------
                                                                                               1,108,190
                                                                                          --------------

Higher Education Revenue Bonds
Chattanooga Tennessee Health Educational & Housing Facilities
   Board Revenue Series A 5.125% 10/1/35                                                0              0
Illinois Educational Facilities Authority Student Housing Revenue
   (Educational Advancement Fund-University Center Project)
   6.25% 5/1/30                                                                         0              0
Maryland State Economic Development Corporation, Student Housing
   Revenue (University of Maryland College Park Project) 5.625% 6/1/35                  0              0
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
   6.00% 10/1/17                                                                        0              0
   6.125% 10/1/29                                                                       0              0
Milledgeville-Baldwin County, Georgia Development Authority Revenue
   (Georgia College & State University Foundation Project) 6.00% 9/1/33                 0              0
New Hampshire Higher Educational & Health Facilities Authority
   Revenue (New Hampton School Issue) 5.375% 10/1/28                                    0              0
New Jersey State Educational Facilities Authority Revenue (Stevens
   Institute of Technology) Series B 5.25% 7/1/24                                       0              0
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
   Floater 6.465% 5/15/15 (MBIA)                                                        0              0
Oregon Health & Science University Revenue (Capital Appreciation
   Insured) Series A
   5.00% 7/1/32 (MBIA)                                                          2,000,000      2,112,260
   ^5.50% 7/1/21 (MBIA)                                                         2,000,000      1,016,560
Oregon State Facilities Authority Revenue
   (College Housing Northwest Project) Series A 5.45% 10/1/32                   1,000,000      1,034,890
   (College Independent Student Housing Project)
   Series A 5.25% 7/1/30 (XLCA)                                                   630,000        685,717
   (Linfield College Project) Series A 5.00% 10/1/30                              600,000        618,924
   (Willamette University Project) Series A
   5.00% 10/1/34 (FGIC)                                                         1,000,000      1,067,260
   5.125% 10/1/25 (FGIC)                                                          500,000        547,935
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                   0              0
                                                                                          --------------
                                                                                               7,083,546
                                                                                          --------------

Hospital Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
   (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                               0              0
Cando, North Dakota Nursing Facility Revenue (Towner County
   Medical Center Project) 7.125% 8/1/22                                                0              0
Chatham County, Georgia Hospital Authority Revenue (Memorial
   Health Medical Center) Series A 6.125% 1/1/24                                        0              0
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
   Series A 5.50% 1/1/29                                                                0              0
Deschutes County Hospital Facilities Authority Hospital Revenue
   (Cascade Health Services) 5.60% 1/1/32                                       1,250,000      1,335,825
Duluth Economic Development Authority Health Care Facilities
   Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                0              0
Florence County, South Carolina Hospital Revenue (McLeod Regional
   Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                 0              0
Henrico County, Virginia Economic Development Authority Revenue
   (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                            0              0
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
   Healthcare Project) 5.625% 1/1/28                                                    0              0
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
   Foundation Project) Series B 5.50% 5/15/32                                           0              0
Maryland State Health & Higher Educational Facilities Authority
   Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                             0              0
Michigan State Hospital Finance Authority Revenue
    (Ascension HealthCredit Group) Series B 5.25% 11/15/26                              0              0
   (Oakwood Obligation Group) Series A 5.75% 4/1/32                                     0              0
   (Trinity Health Credit) Series C 5.375% 12/1/30                                      0              0
Multnomah County, Oregon Hospital Facilities Authority Revenue
   (Providence Health System) 5.25% 10/1/22                                       500,000        546,395
New York State Dormitory Authority (Catholic Health Services of Long
   Island- St. Francis Hospital Project) 5.10% 7/1/34                                   0              0
North Carolina Medical Care Commission Hospital Revenue
   (Northeast Medical Center Project) 5.125% 11/1/34                                    0              0
Prince William County, Virgina Industrial Development Authority
   Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                              0              0
South Miami, Florida Health Facilities Authority Hospital  Revenue
   (Baptist Health South Florida Group) 5.25% 11/15/33                                  0              0
                                                                                          --------------
                                                                                               1,882,220
                                                                                          --------------

Investor Owned Utilities Revenue Bonds
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
   Project) Series B 6.30% 7/1/32 (AMT)                                                 0              0
Clark County, Nevada Industrial Development Revenue (Nevada
   Power Co. Project) Series C 7.20% 10/1/22                                            0              0
Midland County, Michigan Economic Development Subordinate Limited
   Obligation (Midland Congeneration Project) Series A 6.875%
   7/23/09 (AMT)                                                                        0              0
Mississippi Business Finance Corporation Pollution Control Revenue
   (System Energy Resources, Inc. Project) 5.90% 5/1/22                                 0              0
Pennsylvania Economic Development Financing (Reliant Energy)
   Series B 6.75% 12/1/36 (AMT)                                                         0              0
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
   Light Co. Project)
   6.375% 11/2/29 (AMT)                                                                 0              0
   6.625% 12/1/24                                                                       0              0
Port Morrow, Oregon Pollution Control Revenue (Portland General
   Electric Co.) Series A 5.20% 5/1/33                                            600,000        626,856
Sabine, Texas River Authority Pollution Control Revenue
   (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                0              0
Suffolk County, New York Industrial Agency Development Revenue
   (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                  0              0
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
   Power Co. Project) Series A 6.05% 7/15/26                                            0              0
                                                                                          --------------
                                                                                                 626,856
                                                                                          --------------

Miscellaneous Revenue Bonds
Middlesex County, New Jersey Improvement Authority Senior Revenue
   (Heldrich Center Hotel/Conference Project) Series A
   5.00% 1/1/32                                                                         0              0
   5.125% 1/1/37                                                                        0              0
Oregon State Department of Administrative Services 5.00% 9/1/13 (FSA)             800,000        884,576
Oregon State Department of Administrative Services Lottery Revenue
   Refunding Series A 5.00% 4/1/18 (FSA)                                          500,000        545,300
Wisconsin Center District Tax Revenue (Junior Dedicated)
   5.25% 12/15/23 (FSA)                                                                 0              0
                                                                                          --------------
                                                                                               1,429,876
                                                                                          --------------

Multifamily Housing Revenue Bonds
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
   (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                           0              0
North Dakota State Housing Finance Agency Multifamily Revenue
   Series A 6.15% 12/1/17 (FNMA)                                                        0              0
Oregon Health, Housing, Educational, & Cultural Facilities Authority
   (Pier Park Project) Series A 6.05% 4/1/18 (AMT)(GNMA)                        1,095,000      1,102,566
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
   6.00% 12/1/31 (GNMA)(AMT)                                                            0              0
                                                                                          --------------
                                                                                               1,102,566
                                                                                          --------------

Municipal Lease Revenue Bonds
Alexandria, Virginia Industrial Development Authority Revenue
   (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                      0              0
California State Public Works Board (Department of General
   Services-Butterfield) Series A 5.25% 6/1/30                                          0              0
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue
   Series A 5.00% 6/1/45 (AMBAC)                                                        0              0
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                   0              0
Missouri State Development Finance Board Infrastructure Facilities
   Revenue (Branson Landing Project) Series A
   5.25% 12/1/19                                                                        0              0
   5.50% 12/1/24                                                                        0              0
   5.625% 12/1/28                                                                       0              0
Oregon State Department of Administrative Services Certificates of
   Participation Refunding
   Series A 5.00% 5/1/30 (FSA)                                                    500,000        532,915
   Series C 5.25% 11/1/15 (MBIA)                                                1,000,000      1,097,910
                                                                                          --------------
                                                                                               1,630,825
                                                                                          --------------

Political Subdivision General Obligation Bonds
Deschutes County Refunding 5.00% 12/1/16 (FSA)                                    500,000        545,790
Southwestern Oregon Community College District 5.00% 6/1/28 (MBIA)              1,100,000      1,176,868
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                   620,000        662,123
                                                                                          --------------
                                                                                               2,384,781
                                                                                          --------------

§Pre-Refunded Bonds - 12.21%
Chemeketa County Community College District 5.80% 6/1/12-06  (FGIC)             1,500,000      1,533,405
Cudahy, Wisconsin Community Development Authority Lease
   Revenue 6.00% 6/1/11-06                                                              0              0
Deschutes County Administrative School District #1 Series A
   5.125% 6/15/21-11 (FSA)                                                      1,000,000      1,097,560
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue Series B
   5.50% 6/1/43-13                                                                      0              0
   5.625% 6/1/38-13                                                                     0              0
Jackson County School District #6 Central Point 5.25% 6/15/20-10 (FGIC)         1,175,000      1,282,583
Linn County Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)        2,000,000      2,295,361
Malheur County (Jail Buildings) 6.30% 12/1/12-05 (MBIA)                           500,000        504,465
Michigan State Hospital Finance Authority Revenue (Genesys Health
   Systems) Series A
   7.50% 10/1/27-05                                                                     0              0
   8.125% 10/1/21-05                                                                    0              0
Mississippi Development Bank Special Obligation (Madison County
   Hospital Project) 6.30% 7/1/22-09                                                    0              0
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)             500,000        503,410
New York City, New York Series H 6.125% 8/1/25-07                                       0              0
North Unit Irrigation District 5.75% 6/1/16-06 (MBIA)                           1,000,000      1,022,180
Oregon State Department of Administrative Services Certificates of
   Participation Series A 5.80% 5/1/24-07 (AMBAC)                               1,000,000      1,056,300
Payne County, Oklahoma Economic Development Authority Student
   Housing Revenue (Collegiate Housing Foundation-Oklahoma State
   University) Series A 6.375% 6/1/30-11                                                0              0
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11 (FSA)                920,000      1,013,260
Puerto Rico Commonwealth Public Improvement Series A
   5.125% 7/1/31-11                                                                     0              0
   5.375% 7/1/21-07 (MBIA)                                                              0              0
Salem Water & Sewer Revenue 5.625% 6/1/16-06 (MBIA)                             1,000,000      1,020,980
Southeast Wisconsin Professional Baseball Park District Sales Tax
   Revenue 5.80% 12/15/26-07 (MBIA)                                                     0              0
Wisconsin Housing & Economic Developing Authority Revenue
   6.10% 6/1/21-17 (FHA)                                                                0              0
                                                                                          --------------
                                                                                              11,329,504
                                                                                          --------------

Public Power Revenue Bonds
Salt River Project Arizona Agriculture Improvement & Power District
   Electric Revsalt River Project Series A 5.00% 1/1/35                                 0              0
                                                                                          --------------
                                                                                                       -
                                                                                          --------------

Public Utility District Revenue Bonds
Chelan County, Washington Public Utilities District #001Consolidated
   Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                    0              0
Emerald Peoples Utilities District Series A 5.25% 11/1/22 (FSA)                   750,000        825,420
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                         0              0
                                                                                          --------------
                                                                                                 825,420
                                                                                          --------------

School District General Obligation Bonds
Benton & Linn Counties School District #509J Corvallis 5.00% 6/1/21 (FSA)       1,000,000      1,076,020
Clackamas County School District #086 5.00% 6/15/25 (FSA)                         500,000        541,615
Clackamas County School District #12 (North Clackamas)
   5.00% 6/15/16 (FSA)                                                          1,000,000      1,118,980
Jefferson County School District #509J 5.00% 6/15/22 (FGIC)                       500,000        537,745
Lane County School District #19 Springfield Refunding
   6.00% 10/15/14 (FGIC)                                                          500,000        595,280
Lewisville, Texas Independent School District Permanent School Fund
   6.15% 8/15/21                                                                        0              0
Lincoln County School District 5.25% 6/15/12 (FGIC)                               700,000        750,246
Salem-Keizer Oregon School District #24J Refunding 5.00% 6/15/19 (FSA)            500,000        543,865
^Umatilla County School District #6 R Umatilla Refunding 5.50%
   12/15/22 (AMBAC)                                                               200,000         95,202
                                                                                          --------------
                                                                                               5,258,953
                                                                                          --------------

Single Family Housing Revenue Bonds
New Mexico Mortgage Finance Authority
   Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                         0              0
   Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                   0              0
Oregon State Housing & Community Services Department Mortgage
   Revenue Single Family Mortgage Program Series R (AMT) 5.375% 7/1/32          1,365,000      1,410,031
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
   6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                      0              0
Utah State Housing Finance Agency Single Family Mortgage Series A-2
   7.20% 1/1/27 (FHA)(VA)(AMT)                                                          0              0
                                                                                          --------------
                                                                                               1,410,031
                                                                                          --------------

Tax Increment / Special Assessment Bonds
Midtown Miami, Florida Community Development District Special
   Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                     0              0
Portland River District Urban Renewal & Redevelopment Interstate
   Corridor Series A 5.00% 6/15/23 (AMBAC)                                        250,000        267,870
Portland, Oregon Urban Renewal & Redevelopment Interstate
   Corridor Series A 5.25% 6/15/20 (FGIC)                                         890,000        991,923
                                                                                          --------------
                                                                                               1,259,793
                                                                                          --------------

Territorial General Obligation Bonds
Puerto Rico Commonwealth Public Improvement Series A
   5.50% 7/1/19 (MBIA)                                                                  0              0
                                                                                          --------------
                                                                                                       -
                                                                                          --------------

Territorial Revenue Bonds
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
   Series G 5.00% 7/1/42                                                                0              0
   Series J 5.50% 7/1/22                                                          400,000        445,516
Puerto Rico Commonwealth Industrial Development Company
   General Purpose Revenues Series B 5.375% 7/1/16                                      0              0
^Puerto Rico Commonwealth Infrarastructure Financing Authority
   Series A 0.00% 7/1/30 (FGIC)                                                 1,000,000        332,620
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
   Revser B 5.00% 7/1/41                                                                0              0
Puerto Rico Commonwealth Public Improvement (Unrefunded
   Balance) 5.125% 7/1/30 (FSA)                                                   580,000        623,923
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                      0              0
Puerto Rico Electric Power Authority Power Revenue
   Series II 5.25% 7/1/31                                                               0              0
   Series NN 5.125% 7/1/29                                                      1,000,000      1,075,310
   Series PP 5.00% 7/1/25 (FGIC)                                                1,500,000      1,607,295
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
   Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                        0              0
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
   Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
   6.25% 7/1/24 (MBIA)                                                                  0              0
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
   Series I 5.25% 7/1/33                                                                0              0
   Series J 5.00% 7/1/36 (AMBAC)                                                1,000,000      1,095,190
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                0              0
                                                                                          --------------
                                                                                               5,179,854
                                                                                          --------------

Turnpike / Toll Road Revenue Bonds
Ohio State Turnpike Commission Revenue Series A
   5.50% 2/15/24 (FGIC)                                                                 0              0
   5.50% 2/15/26 (FGIC)                                                                 0              0
                                                                                          --------------
                                                                                                       -
                                                                                          --------------

Water & Sewer Revenue Bonds
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                              0              0
New York City, New York Municipal Water Finance Authority Water &
   Sewer System Revenue Series A 5.125% 6/15/34                                         0              0
Portland Sewer Systems Revenue (Second Lien) Series A
   5.00% 6/1/23 (FSA)                                                             325,000        348,134
West Virginia State Water Development Authority Revenue (Loan
   Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                     0              0
                                                                                                 348,134
                                                                                          --------------
Total Municipal Bonds                                                                         44,415,884
                                                                                          --------------

Short-Term Investments
Money Market Instruments
Dreyfus Tax-Exempt Cash Management Fund                                         1,645,048      1,645,048
                                                                                          --------------
                                                                                               1,645,048
                                                                                          --------------

oVariable Rate Demand Notes
Chester County, Pennsylvania Industrial Development Authority
   Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                   0              0
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                   0              0
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
   (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                    0              0
Portland, Oregon Multi-Family Housing Revenue (South Park Block
   Project) 2.40% 12/1/11 UBC                                                   1,050,000      1,050,000
                                                                                          --------------
                                                                                               1,050,000
                                                                                          --------------
Total Short Term Investments                                                                   2,695,048
                                                                                          --------------

                                                                                          --------------
Total Investments at Market                                                                   47,110,932
                                                                                          --------------

Total Investments at Cost                                                                   $ 44,393,036
                                                                                          --------------

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)                                                                          Delaware Tax-Free USA Fund
                                                                                        Pro Forma Combined
                                                                                    Par/Shares      Market Value
                                                                                  --------------------------------
                                                                                  --------------------------------

Municipal Bonds
Airline Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports Commission Special
   Facilities Revenue (Northwest Airlines, Inc. Project) Series A 7.00%
   4/1/25 (AMT)                                                                        $1,300,000      $1,187,862
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
   Corp.) 7.35% 12/1/11                                                                 2,250,000       2,252,880
                                                                                                   --------------
                                                                                                        3,440,742
                                                                                                   --------------

Airport Revenue Bonds
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
   Acquistion Project) 5.75% 1/1/32 (AMT)                                               2,500,000       2,542,200
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
   Project) 6.75% 1/1/32 (AMT)                                                          2,395,000       2,431,931
Grapevine, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.50% 1/1/24 (AMT)                                                              920,000         966,892
Houston, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.375% 1/1/23 (AMT)                                                           2,000,000       2,087,100
Portland Airport Revenue (Portland International Airport) Series 11
   5.625% 7/1/26 (FGIC)(AMT)                                                            1,500,000       1,555,335
                                                                                                   --------------
                                                                                                        9,583,458
                                                                                                   --------------

City General Obligation Bonds
New York City, New York
   Series H 6.125% 8/1/25                                                               4,245,000       4,511,798
   Series I 5.125% 3/1/23                                                               5,875,000       6,262,398
   Series J 5.25% 6/1/28                                                                5,400,000       5,817,690
                                                                                                   --------------
                                                                                                       16,591,886
                                                                                                   --------------

Continuing Care/Retirement Revenue Bonds
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
   Series A 5.25% 6/1/34                                                                3,000,000       3,148,440
Delaware County, Pennsylvania Industrial Development Authority
   Revenue Care Institute (Main Line Care Institute Project) 9.00% 8/1/31               1,777,611       1,718,719
Gainesville & Hall County, Georgia Development Authority Revenue
   (Lanier Village Estates Project) Series C 7.25% 11/15/29                             1,000,000       1,115,810
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
   Communities) Series A 6.625% 8/15/30                                                 2,000,000       2,172,740
                                                                                                   --------------
                                                                                                        8,155,709
                                                                                                   --------------

Corporate-Backed Revenue Bonds
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
   Express Corp. Project) 6.375% 4/1/21 (AMT)                                           2,000,000       2,079,660
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90%
   10/1/26                                                                              1,695,000       1,721,086
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)  7.00%
   8/1/17 (AMT)                                                                           800,000         228,000
Indianapolis, Indiana Airport Authority Revenue (Federal Express
   Corp. Project) 5.10% 1/15/17 (AMT)                                                   2,000,000       2,120,260
Phenix City, Alabama Industrial Development Board Environmental Improvement
   Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)             3,000,000       3,260,430
Puerto Rico Industrial, Medical & Environmental Pollution Control
   Facilities Financing Authority Revenue (PepsiCo, Inc. Project) 6.25%
   11/15/13                                                                             1,250,000       1,303,338
Richmond County, Georgia Development Authority Environmental
   Improvement Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)          5,000,000       5,299,800
                                                                                                   --------------
                                                                                                       16,012,574
                                                                                                   --------------

Dedicated Tax & Fees Revenue Bonds
Bi-State Development Agency Missouri, Illinois Metropolitan District (Metrolink
   Cross County Project) Series B 5.00% 10/1/32 (FSA)                                   1,000,000       1,058,180
Massachusetts School Building Authority (Ax Revser) Series A 5.00%
   8/15/30 (FSA)                                                                       10,000,000      10,716,800
New Jersey Economic Development Authority (Cigarette Tax)
   5.75% 6/15/34                                                                        2,000,000       2,151,860
New York City, New York Transitional Finance Authority Series D 5.00%
   2/1/31                                                                               5,000,000       5,267,150
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16               1,000,000       1,019,300
                                                                                                   --------------
                                                                                                       20,213,290
                                                                                                   --------------

Escrowed to Maturity Bonds
Louisiana Public Facilities Authority Hospital Revenue (Southern
   Baptist Hospital, Inc.) 8.00% 5/15/12                                                5,555,000       6,476,408
New Jersey State Highway Authority Garden State Parkway General
   Revenue (Senior Parkway) (FGIC)
   5.50% 1/1/14 (FGIC)                                                                  5,000,000       5,715,200
   5.50% 1/1/15 (FGIC)                                                                  7,310,000       8,405,477
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                  13,535,000      16,953,399
Umatilla County Hospital Facility Authority Revenue (Catholic Health
   Initiatives) Series A 5.50% 3/1/32                                                   1,000,000       1,108,190
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                  2,200,000       2,833,490
                                                                                                   --------------
                                                                                                       41,492,164
                                                                                                   --------------

Higher Education Revenue Bonds
Chattanooga Tennessee Health Educational & Housing Facilities
   Board Revenue Series A 5.125% 10/1/35                                                3,500,000       3,535,560
Illinois Educational Facilities Authority Student Housing Revenue
   (Educational Advancement Fund-University Center Project)
   6.25% 5/1/30                                                                         5,000,000       5,420,200
Maryland State Economic Development Corporation, Student Housing
   Revenue (University of Maryland College Park Project) 5.625% 6/1/35                  1,125,000       1,192,601
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
   6.00% 10/1/17                                                                        1,000,000       1,071,430
   6.125% 10/1/29                                                                       1,000,000       1,064,460
Milledgeville-Baldwin County, Georgia Development Authority Revenue
   (Georgia College & State University Foundation Project) 6.00% 9/1/33                 1,000,000       1,092,630
New Hampshire Higher Educational & Health Facilities Authority
   Revenue (New Hampton School Issue) 5.375% 10/1/28                                    3,070,000       3,025,946
New Jersey State Educational Facilities Authority Revenue (Stevens
   Institute of Technology) Series B 5.25% 7/1/24                                       2,085,000       2,204,825
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
   Floater 6.465% 5/15/15 (MBIA)                                                       20,000,000      23,918,200
Oregon Health & Science University Revenue (Capital Appreciation
   Insured) Series A
   5.00% 7/1/32 (MBIA)                                                                  2,000,000       2,112,260
   ^5.50% 7/1/21 (MBIA)                                                                 2,000,000       1,016,560
Oregon State Facilities Authority Revenue
   (College Housing Northwest Project) Series A 5.45% 10/1/32                           1,000,000       1,034,890
   (College Independent Student Housing Project)
   Series A 5.25% 7/1/30 (XLCA)                                                           630,000         685,717
   (Linfield College Project) Series A 5.00% 10/1/30                                      600,000         618,924
   (Willamette University Project) Series A
   5.00% 10/1/34 (FGIC)                                                                 1,000,000       1,067,260
   5.125% 10/1/25 (FGIC)                                                                  500,000         547,935
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                   1,000,000       1,060,090
                                                                                                   --------------
                                                                                                       50,669,488
                                                                                                   --------------

Hospital Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
   (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                               3,000,000       3,184,110
Cando, North Dakota Nursing Facility Revenue (Towner County
   Medical Center Project) 7.125% 8/1/22                                                1,000,000       1,011,810
Chatham County, Georgia Hospital Authority Revenue (Memorial
   Health Medical Center) Series A 6.125% 1/1/24                                        1,000,000       1,099,650
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
   Series A 5.50% 1/1/29                                                                7,500,000       8,064,300
Deschutes County Hospital Facilities Authority Hospital Revenue
   (Cascade Health Services) 5.60% 1/1/32                                               1,250,000       1,335,825
Duluth Economic Development Authority Health Care Facilities
   Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                5,825,000       6,123,007
Florence County, South Carolina Hospital Revenue (McLeod Regional
   Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                 2,355,000       2,558,189
Henrico County, Virginia Economic Development Authority Revenue
   (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                            3,140,000       3,344,571
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
   Healthcare Project) 5.625% 1/1/28                                                    2,000,000       2,141,020
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
   Foundation Project) Series B 5.50% 5/15/32                                           1,500,000       1,558,530
Maryland State Health & Higher Educational Facilities Authority
   Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                             2,345,000       2,420,063
Michigan State Hospital Finance Authority Revenue
    (Ascension HealthCredit Group) Series B 5.25% 11/15/26                              3,500,000       3,718,925
   (Oakwood Obligation Group) Series A 5.75% 4/1/32                                     2,500,000       2,688,000
   (Trinity Health Credit) Series C 5.375% 12/1/30                                      6,000,000       6,380,400
Multnomah County, Oregon Hospital Facilities Authority Revenue
   (Providence Health System) 5.25% 10/1/22                                             3,500,000       3,824,765
New York State Dormitory Authority (Catholic Health Services of Long
   Island- St. Francis Hospital Project) 5.10% 7/1/34                                   2,500,000       2,584,600
North Carolina Medical Care Commission Hospital Revenue
   (Northeast Medical Center Project) 5.125% 11/1/34                                    1,250,000       1,320,963
Prince William County, Virgina Industrial Development Authority
   Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                              1,750,000       1,864,328
South Miami, Florida Health Facilities Authority Hospital  Revenue
   (Baptist Health South Florida Group) 5.25% 11/15/33                                  4,000,000       4,198,840
                                                                                                   --------------
                                                                                                       59,421,896
                                                                                                   --------------

Investor Owned Utilities Revenue Bonds
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
   Project) Series B 6.30% 7/1/32 (AMT)                                                 3,500,000       3,797,640
Clark County, Nevada Industrial Development Revenue (Nevada
   Power Co. Project) Series C 7.20% 10/1/22                                            8,000,000       8,127,199
Midland County, Michigan Economic Development Subordinate Limited
   Obligation (Midland Congeneration Project) Series A 6.875%
   7/23/09 (AMT)                                                                        3,050,000       3,206,008
Mississippi Business Finance Corporation Pollution Control Revenue
   (System Energy Resources, Inc. Project) 5.90% 5/1/22                                 3,000,000       3,084,480
Pennsylvania Economic Development Financing (Reliant Energy)
   Series B 6.75% 12/1/36 (AMT)                                                         3,250,000       3,508,310
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
   Light Co. Project)
   6.375% 11/2/29 (AMT)                                                                 4,250,000       4,555,703
   6.625% 12/1/24                                                                       4,500,000       4,600,845
Port Morrow, Oregon Pollution Control Revenue (Portland General
   Electric Co.) Series A 5.20% 5/1/33                                                  2,600,000       2,716,376
Sabine, Texas River Authority Pollution Control Revenue
   (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                4,000,000       4,145,760
Suffolk County, New York Industrial Agency Development Revenue
   (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                  3,500,000       3,667,790
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
   Power Co. Project) Series A 6.05% 7/15/26                                            5,000,000       5,190,600
                                                                                                   --------------
                                                                                                       46,600,711
                                                                                                   --------------

Miscellaneous Revenue Bonds
Middlesex County, New Jersey Improvement Authority Senior Revenue
   (Heldrich Center Hotel/Conference Project) Series A
   5.00% 1/1/32                                                                         1,500,000       1,508,235
   5.125% 1/1/37                                                                        1,500,000       1,513,740
Oregon State Department of Administrative Services 5.00% 9/1/13 (FSA)                     800,000         884,576
Oregon State Department of Administrative Services Lottery Revenue
   Refunding Series A 5.00% 4/1/18 (FSA)                                                  500,000         545,300
Wisconsin Center District Tax Revenue (Junior Dedicated)
   5.25% 12/15/23 (FSA)                                                                 2,000,000       2,326,240
                                                                                                   --------------
                                                                                                        6,778,091
                                                                                                   --------------

Multifamily Housing Revenue Bonds
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
   (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                           1,455,000       1,545,254
North Dakota State Housing Finance Agency Multifamily Revenue
   Series A 6.15% 12/1/17 (FNMA)                                                        1,300,000       1,330,758
Oregon Health, Housing, Educational, & Cultural Facilities Authority
   (Pier Park Project) Series A 6.05% 4/1/18 (AMT)(GNMA)                                1,095,000       1,102,566
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
   6.00% 12/1/31 (GNMA)(AMT)                                                            1,500,000       1,547,415
                                                                                                   --------------
                                                                                                        5,525,993
                                                                                                   --------------

Municipal Lease Revenue Bonds
Alexandria, Virginia Industrial Development Authority Revenue
   (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                      5,000,000       5,618,500
California State Public Works Board (Department of General
   Services-Butterfield) Series A 5.25% 6/1/30                                          2,750,000       2,972,035
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue
   Series A 5.00% 6/1/45 (AMBAC)                                                       10,000,000      10,434,600
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                     350,000         333,907
Missouri State Development Finance Board Infrastructure Facilities
   Revenue (Branson Landing Project) Series A
   5.25% 12/1/19                                                                        1,000,000       1,061,860
   5.50% 12/1/24                                                                          980,000       1,047,973
   5.625% 12/1/28                                                                       2,930,000       3,146,498
Oregon State Department of Administrative Services Certificates of
   Participation Refunding
   Series A 5.00% 5/1/30 (FSA)                                                            500,000         532,915
   Series C 5.25% 11/1/15 (MBIA)                                                        1,000,000       1,097,910
                                                                                                   --------------
                                                                                                       26,246,198
                                                                                                   --------------

Political Subdivision General Obligation Bonds
Deschutes County Refunding 5.00% 12/1/16 (FSA)                                            500,000         545,790
Southwestern Oregon Community College District 5.00% 6/1/28 (MBIA)                      1,100,000       1,176,868
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                           620,000         662,123
                                                                                                   --------------
                                                                                                        2,384,781
                                                                                                   --------------

§Pre-Refunded Bonds - 12.21%
Chemeketa County Community College District 5.80% 6/1/12-06  (FGIC)                     1,500,000       1,533,405
Cudahy, Wisconsin Community Development Authority Lease
   Revenue 6.00% 6/1/11-06                                                              1,000,000       1,023,420
Deschutes County Administrative School District #1 Series A
   5.125% 6/15/21-11 (FSA)                                                              1,000,000       1,097,560
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue Series B
   5.50% 6/1/43-13                                                                      7,500,000       8,519,850
   5.625% 6/1/38-13                                                                     7,500,000       8,583,074
Jackson County School District #6 Central Point 5.25% 6/15/20-10 (FGIC)                 1,175,000       1,282,583
Linn County Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)                2,000,000       2,295,361
Malheur County (Jail Buildings) 6.30% 12/1/12-05 (MBIA)                                   500,000         504,465
Michigan State Hospital Finance Authority Revenue (Genesys Health
   Systems) Series A
   7.50% 10/1/27-05                                                                     8,130,000       8,161,544
   8.125% 10/1/21-05                                                                    4,000,000       4,097,200
Mississippi Development Bank Special Obligation (Madison County
   Hospital Project) 6.30% 7/1/22-09                                                    2,070,000       2,337,527
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                     500,000         503,410
New York City, New York Series H 6.125% 8/1/25-07                                         755,000         808,401
North Unit Irrigation District 5.75% 6/1/16-06 (MBIA)                                   1,000,000       1,022,180
Oregon State Department of Administrative Services Certificates of
   Participation Series A 5.80% 5/1/24-07 (AMBAC)                                       1,000,000       1,056,300
Payne County, Oklahoma Economic Development Authority Student
   Housing Revenue (Collegiate Housing Foundation-Oklahoma State
   University) Series A 6.375% 6/1/30-11                                                4,000,000       4,623,760
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11 (FSA)                        920,000       1,013,260
Puerto Rico Commonwealth Public Improvement Series A
   5.125% 7/1/31-11                                                                     3,495,000       3,849,288
   5.375% 7/1/21-07 (MBIA)                                                                 50,000          52,954
Salem Water & Sewer Revenue 5.625% 6/1/16-06 (MBIA)                                     1,000,000       1,020,980
Southeast Wisconsin Professional Baseball Park District Sales Tax
   Revenue 5.80% 12/15/26-07 (MBIA)                                                     1,000,000       1,051,950
Wisconsin Housing & Economic Developing Authority Revenue
   6.10% 6/1/21-17 (FHA)                                                                  835,000         948,877
                                                                                                   --------------
                                                                                                       55,387,349
                                                                                                   --------------

Public Power Revenue Bonds
Salt River Project Arizona Agriculture Improvement & Power District
   Electric Revsalt River Project Series A 5.00% 1/1/35                                15,000,000      16,107,450
                                                                                                   --------------
                                                                                                       16,107,450
                                                                                                   --------------

Public Utility District Revenue Bonds
Chelan County, Washington Public Utilities District #001Consolidated
   Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                    5,000,000       5,333,950
Emerald Peoples Utilities District Series A 5.25% 11/1/22 (FSA)                           750,000         825,420
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                        10,000,000      10,531,300
                                                                                                   --------------
                                                                                                       16,690,670
                                                                                                   --------------

School District General Obligation Bonds
Benton & Linn Counties School District #509J Corvallis 5.00% 6/1/21 (FSA)               1,000,000       1,076,020
Clackamas County School District #086 5.00% 6/15/25 (FSA)                                 500,000         541,615
Clackamas County School District #12 (North Clackamas)
   5.00% 6/15/16 (FSA)                                                                  1,000,000       1,118,980
Jefferson County School District #509J 5.00% 6/15/22 (FGIC)                               500,000         537,745
Lane County School District #19 Springfield Refunding
   6.00% 10/15/14 (FGIC)                                                                  500,000         595,280
Lewisville, Texas Independent School District Permanent School Fund
   6.15% 8/15/21                                                                        2,160,000       2,382,286
Lincoln County School District 5.25% 6/15/12 (FGIC)                                       700,000         750,246
Salem-Keizer Oregon School District #24J Refunding 5.00% 6/15/19 (FSA)                    500,000         543,865
^Umatilla County School District #6 R Umatilla Refunding 5.50%
   12/15/22 (AMBAC)                                                                       200,000          95,202
                                                                                                   --------------
                                                                                                        7,641,239
                                                                                                   --------------

Single Family Housing Revenue Bonds
New Mexico Mortgage Finance Authority
   Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                           310,000         313,896
   Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                     265,000         275,873
Oregon State Housing & Community Services Department Mortgage
   Revenue Single Family Mortgage Program Series R (AMT) 5.375% 7/1/32                  1,365,000       1,410,031
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
   6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                        215,000         215,858
Utah State Housing Finance Agency Single Family Mortgage Series A-2
   7.20% 1/1/27 (FHA)(VA)(AMT)                                                             20,000          20,431
                                                                                                   --------------
                                                                                                        2,236,089
                                                                                                   --------------

Tax Increment / Special Assessment Bonds
Midtown Miami, Florida Community Development District Special
   Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                     1,000,000       1,074,170
Portland River District Urban Renewal & Redevelopment Interstate
   Corridor Series A 5.00% 6/15/23 (AMBAC)                                                250,000         267,870
Portland, Oregon Urban Renewal & Redevelopment Interstate
   Corridor Series A 5.25% 6/15/20 (FGIC)                                                 890,000         991,923
                                                                                                   --------------
                                                                                                        2,333,963
                                                                                                   --------------

Territorial General Obligation Bonds
Puerto Rico Commonwealth Public Improvement Series A
   5.50% 7/1/19 (MBIA)                                                                  8,000,000       9,485,520
                                                                                                   --------------
                                                                                                        9,485,520
                                                                                                   --------------

Territorial Revenue Bonds
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
   Series G 5.00% 7/1/42                                                                6,750,000       7,063,335
   Series J 5.50% 7/1/22                                                                  400,000         445,516
Puerto Rico Commonwealth Industrial Development Company
   General Purpose Revenues Series B 5.375% 7/1/16                                      1,000,000       1,056,880
^Puerto Rico Commonwealth Infrarastructure Financing Authority
   Series A 0.00% 7/1/30 (FGIC)                                                         1,000,000         332,620
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
   Revser B 5.00% 7/1/41                                                                8,000,000       8,436,240
Puerto Rico Commonwealth Public Improvement (Unrefunded
   Balance) 5.125% 7/1/30 (FSA)                                                           580,000         623,923
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                      6,880,000       7,209,483
Puerto Rico Electric Power Authority Power Revenue
   Series II 5.25% 7/1/31                                                               6,000,000       6,448,980
   Series NN 5.125% 7/1/29                                                              1,000,000       1,075,310
   Series PP 5.00% 7/1/25 (FGIC)                                                        1,500,000       1,607,295
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
   Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                        1,240,000       1,268,867
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
   Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
   6.25% 7/1/24 (MBIA)                                                                  1,200,000       1,220,424
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
   Series I 5.25% 7/1/33                                                               12,000,000      12,948,720
   Series J 5.00% 7/1/36 (AMBAC)                                                        1,000,000       1,095,190
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                  510,000         526,422
                                                                                                   --------------
                                                                                                       51,359,205
                                                                                                   --------------

Turnpike / Toll Road Revenue Bonds
Ohio State Turnpike Commission Revenue Series A
   5.50% 2/15/24 (FGIC)                                                                 5,000,000       6,012,350
   5.50% 2/15/26 (FGIC)                                                                 2,590,000       3,135,325
                                                                                                   --------------
                                                                                                        9,147,675
                                                                                                   --------------

Water & Sewer Revenue Bonds
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                              3,375,000       3,692,216
New York City, New York Municipal Water Finance Authority Water &
   Sewer System Revenue Series A 5.125% 6/15/34                                        12,125,000      12,927,432
Portland Sewer Systems Revenue (Second Lien) Series A
   5.00% 6/1/23 (FSA)                                                                     325,000         348,134
West Virginia State Water Development Authority Revenue (Loan
   Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                     2,890,000       3,249,892
                                                                                                       20,217,674
                                                                                                   --------------
Total Municipal Bonds                                                                                 503,723,815
                                                                                                   --------------

Short-Term Investments
Money Market Instruments
Dreyfus Tax-Exempt Cash Management Fund                                                 1,645,048       1,645,048
                                                                                                   --------------
                                                                                                        1,645,048
                                                                                                   --------------

oVariable Rate Demand Notes
Chester County, Pennsylvania Industrial Development Authority
   Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                   6,000,000       6,000,000
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                   4,400,000       4,400,000
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
   (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                    9,000,000       9,000,000
Portland, Oregon Multi-Family Housing Revenue (South Park Block
   Project) 2.40% 12/1/11 UBC                                                           1,050,000       1,050,000
                                                                                                   --------------
                                                                                                       20,450,000
                                                                                                   --------------
Total Short Term Investments                                                                           22,095,048
                                                                                                   --------------

                                                                                                   --------------
Total Investments at Market                                                                           525,818,863
                                                                                                   --------------

Total Investments at Cost                                                                           $ 486,277,401
                                                                                                   --------------

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FHLMC - Insured by the Federal Home Loan Mortgage Corporation
FNMA - Insured by Federal National Mortgage Association
FSA  - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA  - Insured by the Municipal Bond Insurance Association
RADIAN  - Insured by Radian Asset Assurance
ROLs - Residual Options Long
XLCA - Insured by XL Capital Assurance
VA - Insured by the Veterans Administration

§  Pre-Refunded Bonds are municipals  that are generally  backed or secured by
     U.S.  Treasury  bonds.  For  Pre-Refunded  Bonds,  the stated  maturity  is followed by the year in which the bond is pre-refunded.

o    Variable rate notes. The interest rate shown is the rate as of August 31,
     2005.

&    An  inverse  floater  bond is a type  of bond  with  variable  or  floating interest rates that move in the opposite  direction of short-term  interest rates. Interest rate disclosed is in effect as of August 31, 2005.

‡   Non-income producing security. Security is currently in default.

(A)  No adjustments  are shown to the unaudited pro forma combined  portfolio of investments  due to the fact that upon  completion of the  acquisition,  no securities  would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and  restrictions.  However, the  foregoing  sentence  shall not  restrict in any way the ability of the investment advisor of any of the Funds from buying or selling securities in the normal course of such Fund's business and operations.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of August 31, 2005
(Unaudited)

                                                                                        Delaware Tax-Free
                                                        Delaware                            USA Fund
                                      Delaware Tax-     Tax-Free Oregon    Pro Forma        Pro Forma
                                      Free USA Fund     Insured Fund       Adjustments      Combined
                                     ----------------  -----------------   -----------  -----------------
Assets

Investments, at market value            $ 478,707,931       $ 47,110,932           $ -      $ 525,818,863
Cash                                        9,275,957              3,400             -          9,279,357
Receivable for securities sold              2,667,450                  -             -          2,667,450
Receivable for fund shares sold                84,296             15,837             -            100,133
Interest receivable                         5,663,922            559,689             -          6,223,611
                                     ----------------  -----------------   -----------  -----------------
         Total Assets                     496,399,556         47,689,858             -        544,089,414
                                     ----------------  -----------------   -----------  -----------------

Liabilities

Accrued expenses and other
  liabilities                               1,384,449            110,197             -          1,494,646
Payable for securities purchased           18,563,400                  -             -         18,563,400
Payable for fund shares purchased                   -              5,281             -              5,281
Transaction costs payable                           -                  -        29,002 *           29,002
                                     ----------------  -----------------   -----------  -----------------
         Total Liabilities                 19,947,849            115,478        29,002         20,092,329
                                     ----------------  -----------------   -----------  -----------------
Net Assets                              $ 476,451,707       $ 47,574,380     $ (29,002)     $ 523,997,085
                                     ================  =================   ===========  =================

Investment at Cost                      $ 441,884,365       $ 44,393,036           $ -      $ 486,277,401

Analysis of Net Assets

Accumulated paid in capital             $ 447,927,164       $ 45,032,032           $ -      $ 492,959,196
Distributions in excess of net
  investment income                           (12,071)                 -       (29,002)*          (41,073)
Accumulated net realized gain
  (loss) on investments                    (8,286,952)          (175,548)          $ -         (8,462,500)
Unrealized appreciation of
  investments                              36,823,566          2,717,896             -         39,541,462
                                     ----------------  -----------------   -----------  -----------------
Net Assets                              $ 476,451,707       $ 47,574,380     $ (29,002)     $ 523,997,085
                                     ================  =================   ===========  =================

* Adjustment reflects the costs of the transaction to be incurred by the funds.

Shares Outstanding                         40,516,197          4,464,316      (419,565)        44,560,948

Class A Shares                             38,605,351          3,194,497      (301,393)        41,498,455
Class B Shares                              1,403,728            646,429       (60,687)         1,989,470
Class C Shares                                507,118            623,390       (57,485)         1,073,023

Net Assets:

Class A Shares                          $ 453,981,230       $ 34,028,754      ($24,189)     $ 487,985,795
Class B Shares                             16,506,985          6,889,418       ($2,602)        23,393,801
Class C Shares                              5,963,492          6,656,208       ($2,211)        12,617,489

Net asset value per share:

Class A Shares                                 $11.76             $10.65                           $11.76
Class B Shares                                 $11.76             $10.66                           $11.76
Class C Shares                                 $11.76             $10.68                           $11.76

Offering price per share:

Class A Shares                                 $12.31             $11.15                           $12.31

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended August 31, 2005
(Unaudited)

                                                                                        Delaware Tax-Free
                                                        Delaware                            USA Fund
                                      Delaware Tax-     Tax-Free Oregon    Pro Forma        Pro Forma
                                      Free USA Fund     Insured Fund       Adjustments      Combined
                                     ----------------  -----------------   -----------  -----------------

Investment Income
  Interest income                        $ 25,231,691        $ 2,184,541          $ -        $ 27,416,232
                                     ----------------  -----------------   -----------  -----------------

Expenses
  Management fees                           2,621,345            226,722       18,338 (A)       2,866,405
  Distribution expenses - Class A           1,229,782             79,429     (194,110)(B)       1,115,101
  Distribution expenses - Class B             189,661             70,849                          260,510
  Distribution expenses - Class C              58,662             65,012                          123,674
  Dividend disbursing and transfer
   agent fees and expenses                    307,953             27,334                          335,287
  Accounting and administration
   expenses                                   165,019             15,712                          180,731
  Reports and statements to
   shareholders                                98,828             16,171      (52,867)(C)          62,132
  Legal and professional fees                  78,207             20,719      (17,225)(C)          81,701
  Registration fees                            55,087              1,417       (1,417)(C)          55,087
  Insurance fees                               30,506              3,188                           33,694
  Trustees' fees                               24,809              2,240                           27,049
  Custodian fees                               17,682              3,083       (1,988)(C)          18,777
  Pricing fees                                  4,179              3,037       (3,037)(C)           4,179
  Taxes (other than taxes on
   income)                                      2,785                 89                            2,874
  Other                                        17,445                857                           18,302
                                     ----------------  -----------------   -----------  -----------------
                                            4,901,950            535,859     (252,306)          5,185,503
  Less expenses absorbed or waived           (375,304)           (38,527)     (15,966)(D)        (429,797)
  Less waived distribution
   expenses - Class A                        (194,110)                 -      194,110 (B)               -
  Less expenses paid indirectly               (12,079)              (130)         130 (C)         (12,079)
                                     ----------------  -----------------   -----------  -----------------
  Total expenses                            4,320,457            497,202      (74,032)          4,743,627
                                     ----------------  -----------------   -----------  -----------------

Net Investment Income                      20,911,234          1,687,339       74,032          22,672,605
                                     ----------------  -----------------   -----------  -----------------

Net Realized and Unrealized Gain/(Loss) on Investments:

  Net realized gain on investments          2,541,488            106,456            -           2,647,944
  Change in unrealized appreciation
   /(depreciation) of investments           9,862,168            366,029            -          10,228,197
                                     ----------------  -----------------   -----------  -----------------
Net Realized and Unrealized Gain
   on Investments                          12,403,656            472,485            -          12,876,141

Change in Net Assets Resulting
   from Operations                       $ 33,314,890        $ 2,159,824     $ 74,032        $ 35,548,746
                                     ================  =================   ===========  =================

(A)  Increase to reflect higher management fee for the surviving fund.
(B)  Updated to reflect revised  Delaware  Tax-Free USA Class A distribution fee schedule, effective April 21, (2006.)
(C)  Decrease to reflect appropriate expense levels by merging the funds.
(D)  Increase to reflect appropriate expense levels by merging the funds.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
Pro Forma Notes to Financial Statements
August 31, 2005 (Unaudited)

Delaware Group Tax-Free Fund (the "Trust") is organized as a Delaware  statutory trust and offers three series: Delaware Tax-Free Insured Fund, Delaware Tax-Free
USA Fund and Delaware Tax-Free USA Intermediate Fund. These financial statements and related  notes pertain to the Delaware  Tax-Free USA Fund (the "Fund").  The
Trust is an open-end investment company. The Fund is considered  non-diversified under the Investment  Company Act of 1940, as amended.  The Fund offers Class A,
Class B, Class C shares.  Class A shares are sold with a front-end  sales charge of up to 4.50%. Class B shares are sold with a contingent  deferred sales charge that  declines from 4.00% to zero  depending  upon the period of time the shares are  held.  Class B shares  will  automatically  convert  to Class A shares on a quarterly basis  approximately  eight years after  purchase.  Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first
12 months.

The investment objective of the Fund is to seek a high level of current interest income exempt for federal income tax as is available from municipal  obligations as is consistent with prudent investment management and preservation of capital.

1.   Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Delaware Tax-Free Oregon Insured Fund by Delaware
Tax-Free  USA Fund,  as if such  acquisition  had taken place as of September 1,
2004.

Under the  terms of the Plan of  Reorganization,  the  combination  of  Delaware
Tax-Free  Oregon  Insured Fund and Delaware  Tax-Free USA Fund will be accounted for by a method of accounting for tax-free mergers of investment companies.  The acquisition  would be accomplished by an acquisition (the  "Transaction") of the net assets of Delaware  Tax-Free  Oregon  Insured Fund in exchange for shares of the Delaware  Tax-Free USA Fund at net asset value.  The statement of assets and liabilities and the related  statement of operations of Delaware Tax-Free Oregon
Insured Fund and Delaware Tax-Free USA Fund have been combined as of and for the twelve months ended August 31, 2005.

The  accompanying pro forma financial  statements  should be read in conjunction with the  financial  statements  of Delaware  Tax-Free  Oregon  Insured Fund and
Delaware  Tax-Free  USA Fund  included in their  annual  report dated August 31,
2005.

The following notes refer to the accompanying pro forma financial  statements as if the  above-mentioned  acquisition of Delaware Tax-Free Oregon Insured Fund by
Delaware Tax-Free USA Fund had taken place as of September 1, 2004.

2.   Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security  Valuation - Long-term  debt  securities  are valued by an  independent pricing  service and such prices are  believed to reflect the fair value of such securities.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates  market value. Other securities and assets for which market  quotations are not readily available are valued at fair value as  determined  in good faith under the  direction  of the Fund's Board of
Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into  consideration,  such as market closures, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal  Income  Taxes - The Fund  intends to  continue  to qualify  for federal income tax  purposes as a regulated  investment  company and make the  requisite distributions  to  shareholders.  Accordingly,  no provision for federal  income taxes has been made in the financial statements.

Class  Accounting - Investment  income and common  expenses are allocated to the classes of the Fund on the basis of  "settled  shares" of each class in relation to the  net  assets  of  the  Fund.  Realized  and  unrealized  gain  (loss)  on investments  is  allocated  to the  various  classes of the Fund on the basis of daily net assets of each  class.  Distribution  expenses  relating to a specific class are charged directly to that class.

Use of Estimates - The  preparation of financial  statements in conformity  with
U.S.  generally  accepted  accounting  principles  requires  management  to make estimates  and  assumptions  that  affect  the  reported  amounts  of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware  Investments  Family of
Funds  are  allocated  amongst  the funds on the basis of  average  net  assets.
Management fees and some other expenses are paid monthly.  Security transactions are recorded on the date the  securities  are  purchased  or sold (trade  date).
Costs used in  calculating  realized  gains and losses on the sale of investment securities  are  those of the  specific  securities  sold.  Interest  income  is recorded on the accrual basis.  Discounts and premiums are amortized to interest income over the lives of the respective securities.  The Fund declares dividends daily from net investment  income and pays such  dividends  monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund may receive  earnings  credits from its  custodian  when  positive cash balances are  maintained,  which are used to offset  custody fees.  The earnings credits for the twelve months ended August 31, 2005 were approximately  $12,079.
The  expenses  paid under the above  arrangement  is included in the  "custodian fees"  expense  caption on the Statement of  Operations  with the  corresponding expense offset shown as "expenses paid indirectly."

3.   Allocation of Transaction Costs
The total costs of the  Transaction  between  Tax-Free  Oregon  Insured Fund and
Tax-Free  USA Fund is  estimated  to be $43,503.  The costs of the  Transaction, including  costs of  soliciting  proxies  in  connection  with  the  shareholder meeting,  will be shared by the following parties in the percentages  indicated:
33.33% by Tax-Free  Oregon Insured Fund,  33.33% by Tax-Free USA Fund and 33.34%
by Delaware Management Company, a series of Delaware Management Business Trust.

4.   Investment  Management,  Administration  Agreements and Other  Transactions
with Affiliates
In accordance with the terms of its investment  management  agreement,  the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business
Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund,
0.50% on the next $500  million,  0.45% on the next $1.5  billion  and 0.425% on average daily net assets in excess $2.5 billion.

DMC has  contractually  agreed to waive that portion,  if any, of its management fee and  reimburse  the Fund to the  extent  necessary  to  ensure  that  annual
operating  expenses,   exclusive  of  taxes,  interest,  brokerage  commissions,
distribution  fees, and extraordinary  expenses,  do not exceed 0.62% of average daily net assets of the Fund for at least one year after the Closing Date.

Delaware Service Company,  Inc. (DSC), an affiliate of DMC, provides accounting, administration,  dividend disbursing and transfer agent services.  Effective May
19, 2005,  each Fund pays DSC a monthly fee computed at the annual rate of 0.04%
of each  Fund's  average  daily net assets  for  accounting  and  administration services.  Prior to May 19,  2005,  the Fund  paid DSC a  monthly  fee  based on average net assets subject to certain minimums for accounting and administration services.  The Fund paid DSC a monthly  fee based on the  number of  shareholder accounts for dividend disbursing and transfer agent services.

Pursuant  to a  distribution  agreement  and  distribution  plan,  the Fund pays
Delaware Distributors,  L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares  and 1.00% of the  average  daily net assets of the
Class  B and C  shares.  The  Board  of  Trustees  has  adopted  a  formula  for calculating  12b-1 plan fees for Class A shares that went into effect on June 1,
1992. The total 12b-1 fees to be paid by Class A  shareholders  of the Fund will be the sum of 0.10% of the  average  daily net assets  representing  shares that were  acquired  prior to June 1, 1992 and 0.25% of the average  daily net assets representing  shares that were  acquired  on or after June 1, 1992.  All Class A shareholders  will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust.
These officers and trustees are paid no compensation by the Fund.

5.   Line of Credit
The Fund, along with certain other funds in the Delaware  Investments  Family of
Funds (the  "Participants"),  participates  in a $177,300,000  revolving line of credit facility to be used for temporary or emergency  purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual  commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The
Fund had no amount  outstanding as of August 31, 2005, or at any time during the period.

6.   Credit and Market Risks
The Fund concentrates  it's investments in securities issued by  municipalities.
The value of these  investments  may be  adversely  affected by new  legislation within the states,  regional or local economic conditions,  and differing levels of supply and demand for municipal bonds. Many  municipalities  insure repayment for their  obligations.  Although bond insurance reduces the risk of loss due to default by an issuer,  such bonds  remain  subject to the risk that market value may  fluctuate  for other  reasons and there is no assurance  that the insurance company will meet its obligations.  These securities have been identified in the
Statements of Net Assets.

The Fund may invest in inverse floating rate securities ("inverse floaters"),  a type of derivative  tax-exempt  obligation  with  floating or variable  interest rates that move in the opposite direction of short-term interest rates,  usually at an accelerated  speed.  Consequently,  the market values of inverse  floaters will  generally  be  more  volatile  than  other  tax-exempt  investments.  Such securities are denoted on the Statements of Net Assets.

The Fund may invest a portion of its total assets in illiquid securities,  which may include  securities  with  contractual  restrictions  on resale,  securities exempt  from  registration  under Rule 144A of the  Securities  Act of 1933,  as amended, and other securities which may not be readily marketable.  The relative illiquidity of these  securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At
August 31, 2005,  there were no Rule 144A securities and no securities have been
determined  to  be  illiquid  under  the  Funds'  liquidity  procedures.   While
maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining  whether individual  securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

7.   Pre-Refunded Bonds
The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds.  Under  current  federal  tax  laws  and  regulations,  state  and  local government borrowers are permitted to refinance outstanding bonds by issuing new bonds.  The issuer  refinances the  outstanding  debt to either reduce  interest costs or to remove or alter  restrictive  covenants  imposed by the bonds  being refinanced.  A refunding  transaction  where the municipal  securities are being refunded  within 90 days or less from the  issuance  of the  refunding  issue is known as a "current refunding".  "Advance refunded bonds" are bonds in which the refunded  bond issue  remains  outstanding  for more than 90 days  following the issuance of the refunding  issue. In an advance  refunding,  the issuer will use the proceeds of a new bond issue to purchase  high grade  interest  bearing debt securities which are then deposited in an irrevocable  escrow account held by an escrow agent to secure all future  payments of  principal  and interest and bond premium of the advance  refunded bond. Bonds are "escrowed to maturity" when the proceeds  of  the  refunding  issue  are  deposited  in an  escrow  account  for investment  sufficient  to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are  considered  "pre-refunded"  when the refunding  issue's  proceeds are escrowed  only until a permitted  call date or dates on the refunded  issue with the refunded issue being redeemed at the time,  including any required  premium.
Bonds become  "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative  source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates.  Escrowed  secured bonds will often receive a rating of
AAA from  Moody's,  S&P,  and/or Fitch due to the strong  credit  quality of the escrow  securities and the irrevocable  nature of the escrow deposit  agreement.
Tax Free Insured Funds will  purchase  escrow  secured bonds without  additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

8.   Contractual Obligations
The Fund enters into  contracts in the normal  course of business that contain a
variety  of   indemnifications.   The  Fund's   maximum   exposure  under  these
arrangements  is unknown.  However,  the Fund has not had prior claims or losses pursuant  to these  contracts.  Management  has  reviewed  the  Fund's  existing contracts and expects the risk of loss to be remote.

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005                                                             % of Total
(Unaudited)                                                                       Investments
                                                                                  (Pro Forma    Delaware Tax-Free USA Fund
                                                                                  Combined)        Par      Market Value
                                                                                  -----------  ----------------------------
                                                                                  -----------  ----------------------------

Municipal Bonds                                                                     96.13%
Airline Revenue Bonds                                                                0.65%
Minneapolis/St. Paul Metropolitan Airports Commission Special
   Facilities Revenue (Northwest Airlines, Inc. Project) Series A 7.00%
   4/1/25 (AMT)                                                                                 $1,300,000    $1,187,862
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
   Corp.) 7.35% 12/1/11                                                                          2,250,000     2,252,880
                                                                                                           --------------
                                                                                                               3,440,742
                                                                                                           --------------

Airport Revenue Bonds                                                                1.86%
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
   Acquistion Project) 5.75% 1/1/32 (AMT)                                                        2,500,000     2,542,200
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
   Project) 6.75% 1/1/32 (AMT)                                                                   2,395,000     2,431,931
Grapevine, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.50% 1/1/24 (AMT)                                                                       920,000       966,892
Houston, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.375% 1/1/23 (AMT)                                                                    2,000,000     2,087,100
St. Louis Airport (Capital Improvement Project) Series A
   5.375% 7/1/21 (MBIA)                                                                                  0             0
                                                                                                           --------------
                                                                                                               8,028,123
                                                                                                           --------------

City General Obligation Bonds                                                        3.35%
Des Peres Refunding 5.375% 2/1/20 (AMBAC)                                                                0             0
New York City, New York
   Series H 6.125% 8/1/25                                                                        4,245,000     4,511,798
   Series I 5.125% 3/1/23                                                                        5,875,000     6,262,398
   Series J 5.25% 6/1/28                                                                         5,400,000     5,817,690
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                                        0             0
                                                                                                           --------------
                                                                                                              16,591,886
                                                                                                           --------------

Continuing Care/Retirement Revenue Bonds                                             1.54%
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
   Series A 5.25% 6/1/34                                                                         3,000,000     3,148,440
Delaware County, Pennsylvania Industrial Development Authority
   Revenue Care Institute (Main Line Care Institute Project) 9.00% 8/1/31                        1,777,611     1,718,719
Gainesville & Hall County, Georgia Development Authority Revenue
   (Lanier Village Estates Project) Series C 7.25% 11/15/29                                      1,000,000     1,115,810
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
   Communities) Series A 6.625% 8/15/30                                                          2,000,000     2,172,740
                                                                                                           --------------
                                                                                                               8,155,709
                                                                                                           --------------

Corporate-Backed Revenue Bonds                                                       3.23%
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
   Express Corp. Project) 6.375% 4/1/21 (AMT)                                                    2,000,000     2,079,660
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project)
   5.90% 10/1/26                                                                                 1,695,000     1,721,086
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)
   7.00% 8/1/17 (AMT)                                                                              800,000       228,000
Indianapolis, Indiana Airport Authority Revenue (Federal Express
   Corp. Project) 5.10% 1/15/17 (AMT)                                                            2,000,000     2,120,260
Missouri State Development Finance Board Infrastructure Facilities
    (Triumph Foods Project) Series A 5.25% 3/1/25                                                        0             0
Phenix City, Alabama Industrial Development Board Environmental Improvement
   Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)                      3,000,000     3,260,430
Puerto Rico Industrial, Medical & Environmental Pollution Control
   Facilities Financing Authority Revenue (PepsiCo, Inc. Project)
   6.25% 11/15/13                                                                                1,250,000     1,303,338
Richmond County, Georgia Development Authority Environmental
   Improvement Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)                   5,000,000     5,299,800
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
   North America Project) Series A 5.65% 6/1/37 (AMT)                                                    0             0
                                                                                                           --------------
                                                                                                              16,012,574
                                                                                                           --------------

Dedicated Tax & Fees Revenue Bonds                                                   4.22%
Bi-State Development Agency Missouri, Illinois Metropolitan District (Metrolink
   Cross County Project) Series B 5.00% 10/1/32 (FSA)                                            1,000,000     1,058,180
Jackson County Special Obligation 5.00% 12/1/27 (MBIA)                                                   0             0
Massachusetts School Building Authority (Ax Revser) Series A 5.00%
   8/15/30 (FSA)                                                                                10,000,000    10,716,800
New Jersey Economic Development Authority (Cigarette Tax)
   5.75% 6/15/34                                                                                 2,000,000     2,151,860
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31                     5,000,000     5,267,150
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16                        1,000,000     1,019,300
                                                                                                           --------------
                                                                                                              20,213,290
                                                                                                           --------------

Escrowed to Maturity Bonds                                                           7.96%
Cape Girardeau County Industrial Development Authority Health Care
   Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                  0             0
^Greene County Single Family Mortgage Revenue Municipal Multiplier
   (Private Mortgage Insurance) 6.10% 3/1/16                                                             0             0
Liberty Sewer System Revenue
   6.00% 2/1/08 (MBIA)                                                                                   0             0
Louisiana Public Facilities Authority Hospital Revenue (Southern
   Baptist Hospital, Inc.) 8.00% 5/15/12                                                         5,555,000     6,476,408
New Jersey State Highway Authority Garden State Parkway General
   Revenue (Senior Parkway) (FGIC)
   5.50% 1/1/14 (FGIC)                                                                           5,000,000     5,715,200
   5.50% 1/1/15 (FGIC)                                                                           7,310,000     8,405,477
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                           13,535,000    16,953,399
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                           2,200,000     2,833,490
                                                                                                           --------------
                                                                                                              40,383,974
                                                                                                           --------------

Higher Education Revenue Bonds                                                       8.44%
Chattanooga Tennessee Health Educational & Housing Facilities
   Board Revenue Series A 5.125% 10/1/35                                                         3,500,000     3,535,560
Illinois Educational Facilities Authority Student Housing Revenue
   (Educational Advancement Fund-University Center Project)
   6.25% 5/1/30                                                                                  5,000,000     5,420,200
Maryland State Economic Development Corporation, Student Housing
   Revenue (University of Maryland College Park Project) 5.625% 6/1/35                           1,125,000     1,192,601
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
   6.00% 10/1/17                                                                                 1,000,000     1,071,430
   6.125% 10/1/29                                                                                1,000,000     1,064,460
Milledgeville-Baldwin County, Georgia Development Authority Revenue
   (Georgia College & State University Foundation Project) 6.00% 9/1/33                          1,000,000     1,092,630
Missouri State Health & Educational Facilities Authority Educational
   Facilities Revenue (University of Health Sciences) 5.00% 6/1/31 (MBIA)                                0             0
New Hampshire Higher Educational & Health Facilities Authority
   Revenue (New Hampton School Issue) 5.375% 10/1/28                                             3,070,000     3,025,946
New Jersey State Educational Facilities Authority Revenue (Stevens
   Institute of Technology) Series B 5.25% 7/1/24                                                2,085,000     2,204,825
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
   Floater 6.465% 5/15/15 (MBIA)                                                                20,000,000    23,918,200
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                            1,000,000     1,060,090
                                                                                                           --------------
                                                                                                              43,585,942
                                                                                                           --------------

Hospital Revenue Bonds                                                              12.03%
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
   (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                                        3,000,000     3,184,110
Cando, North Dakota Nursing Facility Revenue (Towner County
   Medical Center Project) 7.125% 8/1/22                                                         1,000,000     1,011,810
Cape Girardeau County Industrial Development Authority Health Care
   Facilities Revenue Unrefunded Balance
   (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                                     0             0
   (St. Francis Medical Center) Series A 5.50% 6/1/32                                                    0             0
Chatham County, Georgia Hospital Authority Revenue (Memorial
   Health Medical Center) Series A 6.125% 1/1/24                                                 1,000,000     1,099,650
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
   Series A 5.50% 1/1/29                                                                         7,500,000     8,064,300
Duluth Economic Development Authority Health Care Facilities
   Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                         5,825,000     6,123,007
Florence County, South Carolina Hospital Revenue (McLeod Regional
   Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                          2,355,000     2,558,189
Hannibal Industrial Development Authority Health Facilities Revenue
   Refunding (Hannibal Regional Hospital) Series A
   5.625% 3/1/12 (FSA)                                                                                   0             0
   5.75% 3/1/22 (FSA)                                                                                    0             0
Henrico County, Virginia Economic Development Authority Revenue
   (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                                     3,140,000     3,344,571
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
   Healthcare Project) 5.625% 1/1/28                                                             2,000,000     2,141,020
Joplin Industrial Development Authority Health Facilities Revenue
   (Freeman Health System Project)
   5.375% 2/15/35                                                                                        0             0
   5.75% 2/15/35                                                                                         0             0
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
   Foundation Project) Series B 5.50% 5/15/32                                                    1,500,000     1,558,530
Maryland State Health & Higher Educational Facilities Authority
   Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                                      2,345,000     2,420,063
Michigan State Hospital Finance Authority Revenue
    (Ascension HealthCredit Group) Series B 5.25% 11/15/26                                       3,500,000     3,718,925
   (Oakwood Obligation Group) Series A 5.75% 4/1/32                                              2,500,000     2,688,000
   (Trinity Health Credit) Series C 5.375% 12/1/30                                               6,000,000     6,380,400
Missouri State Health & Educational Facilities Authority Health
   Facilities Revenue Refunding
    (Lake Regional Health System Project) 5.70% 2/15/34                                                  0             0
   (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)                                                       0             0
Multnomah County, Oregon Hospital Facilities Authority Revenue
   (Providence Health System) 5.25% 10/1/22                                                      3,000,000     3,278,370
New York State Dormitory Authority (Catholic Health Services of Long
   Island- St. Francis Hospital Project) 5.10% 7/1/34                                            2,500,000     2,584,600
North Carolina Medical Care Commission Hospital Revenue
   (Northeast Medical Center Project) 5.125% 11/1/34                                             1,250,000     1,320,963
North Kansas City Missouri Hospital Revenue Series A
   5.00% 11/15/28 (FSA)                                                                                  0             0
Prince William County, Virgina Industrial Development Authority
   Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                       1,750,000     1,864,328
South Miami, Florida Health Facilities Authority Hospital  Revenue
   (Baptist Health South Florida Group) 5.25% 11/15/33                                           4,000,000     4,198,840
                                                                                                           --------------
                                                                                                              57,539,676
                                                                                                           --------------

Investor Owned Utilities Revenue Bonds                                               9.12%
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
   Project) Series B 6.30% 7/1/32 (AMT)                                                          3,500,000     3,797,640
Clark County, Nevada Industrial Development Revenue (Nevada
   Power Co. Project) Series C 7.20% 10/1/22                                                     8,000,000     8,127,199
Midland County, Michigan Economic Development Subordinate Limited
   Obligation (Midland Congeneration Project) Series A 6.875%
   7/23/09 (AMT)                                                                                 3,050,000     3,206,008
Mississippi Business Finance Corporation Pollution Control Revenue
   (System Energy Resources, Inc. Project) 5.90% 5/1/22                                          3,000,000     3,084,480
Missouri State Environmental Improvement & Energy Resource
   Authority Pollution Control Revenue Refunding (St. Joseph Light &
   Power Company Project) 5.85% 2/1/13 (AMBAC)                                                           0             0
Pennsylvania Economic Development Financing (Reliant Energy)
   Series B 6.75% 12/1/36 (AMT)                                                                  3,250,000     3,508,310
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
   Light Co. Project)
   6.375% 11/2/29 (AMT)                                                                          4,250,000     4,555,703
   6.625% 12/1/24                                                                                4,500,000     4,600,845
Port Morrow, Oregon Pollution Control Revenue (Portland General
   Electric Co.) Series A 5.20% 5/1/33                                                           2,000,000     2,089,520
Sabine, Texas River Authority Pollution Control Revenue
   (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                         4,000,000     4,145,760
Suffolk County, New York Industrial Agency Development Revenue
   (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                           3,500,000     3,667,790
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
   Power Co. Project) Series A 6.05% 7/15/26                                                     5,000,000     5,190,600
                                                                                                           --------------
                                                                                                              45,973,855
                                                                                                           --------------

Miscellaneous Revenue Bonds                                                          1.21%
Middlesex County, New Jersey Improvement Authority Senior Revenue
   (Heldrich Center Hotel/Conference Project) Series A
   5.00% 1/1/32                                                                                  1,500,000     1,508,235
   5.125% 1/1/37                                                                                 1,500,000     1,513,740
Missouri State Environmental Improvement & Energy Resource
   Authority Water Pollution Control  Revenue Unrefunded Balance (State
   Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)                                                   0             0
Wisconsin Center District Tax Revenue (Junior Dedicated)
   5.25% 12/15/23 (FSA)                                                                          2,000,000     2,326,240
                                                                                                           --------------
                                                                                                               5,348,215
                                                                                                           --------------

Multifamily Housing Revenue Bonds                                                    1.42%
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
   (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                                    1,455,000     1,545,254
Missouri State Housing Development Commission Multifamily Housing
   Hyder Series 3 5.60% 7/1/34 (FHA)(AMT)                                                                0             0
   San Remo Series 5 5.45% 1/1/36 (FHA)(AMT)                                                             0             0
North Dakota State Housing Finance Agency Multifamily Revenue
   Series A 6.15% 12/1/17 (FNMA)                                                                 1,300,000     1,330,758
St. Louis County Industrial Development Authority Housing
   Development Revenue Refunding Sub (Southfield & Oak Forest
   Apartment-A) 5.20% 1/20/36 (GNMA)                                                                     0             0
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
   6.00% 12/1/31 (GNMA)(AMT)                                                                     1,500,000     1,547,415
                                                                                                           --------------
                                                                                                               4,423,427
                                                                                                           --------------

Municipal Lease Revenue Bonds                                                        6.03%
Alexandria, Virginia Industrial Development Authority Revenue
   (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                               5,000,000     5,618,500
California State Public Works Board (Department of General
   Services-Butterfield) Series A 5.25% 6/1/30                                                   2,750,000     2,972,035
Chesterfield  Certificates of Participation 5.00% 12/1/24 (FGIC)                                         0             0
   Series A 5.00% 6/1/45 (AMBAC)                                                                10,000,000    10,434,600
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                              350,000       333,907
Missouri State Development Finance Board Infrastructure Facilities
   Revenue (Branson Landing Project) Series A
   5.25% 12/1/19                                                                                 1,000,000     1,061,860
   5.50% 12/1/24                                                                                   980,000     1,047,973
   5.625% 12/1/28                                                                                2,930,000     3,146,498
Missouri State Development Finance Board Infrastructure Facilities Revenue
   (Crackerneck Creek Project) Series C 5.00% 3/1/26                                                     0             0
   (Hartman Heritage Center Phase II) 5.00% 4/1/21 (AMBAC)                                               0             0
St. Charles County Public Water Supply District #2 Certificate of
   Participation (Missouri Project)
   Series A 5.25% 12/1/28 (MBIA)                                                                         0             0
   Series B 5.10% 12/1/25 (MBIA)                                                                         0             0
St. Louis College District Leasehold Revenue 5.00% 3/1/23  (AMBAC)                                       0             0
^St. Louis Industrial Development Authority Leasehold Revenue
   (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)                                                       0             0
                                                                                                           --------------
                                                                                                              24,615,373
                                                                                                           --------------

Political Subdivision General Obligation Bonds                                       0.20%
Taney County Reorganization School District R-V Hollister School
   District 5.00% 3/1/22 (FSA)                                                                           0             0
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                                          0             0
                                                                                                           --------------
                                                                                                                       -
                                                                                                           --------------

§Pre-Refunded Bonds - 12.21%                                                       9.46%
Cudahy, Wisconsin Community Development Authority Lease
   Revenue 6.00% 6/1/11-06                                                                       1,000,000     1,023,420
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue Series B
   5.50% 6/1/43-13                                                                               7,500,000     8,519,850
   5.625% 6/1/38-13                                                                              7,500,000     8,583,074
Kansas City Land Clearance Redevelopment Authority Lease
   Revenue (Muehlebach Hotel) Series A 5.90% 12/1/18-05 (FSA)                                            0             0
Liberty Sewer System Revenue
   6.15% 2/1/15-09 (MBIA)                                                                                0             0
Michigan State Hospital Finance Authority Revenue (Genesys Health
   Systems) Series A
   7.50% 10/1/27-05                                                                              8,130,000     8,161,544
   8.125% 10/1/21-05                                                                             4,000,000     4,097,200
Mississippi Development Bank Special Obligation (Madison County
   Hospital Project) 6.30% 7/1/22-09                                                             2,070,000     2,337,527
Missouri State Health & Educational Facilities Authority Educational
   Facilities Revenue (Central Missouri State University Project)
   5.75% 10/1/25-05 (AMBAC)                                                                              0             0
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                                    0             0
New York City, New York Series H 6.125% 8/1/25-07                                                  755,000       808,401
Payne County, Oklahoma Economic Development Authority Student
   Housing Revenue (Collegiate Housing Foundation-Oklahoma State
   University) Series A 6.375% 6/1/30-11                                                         4,000,000     4,623,760
Puerto Rico Commonwealth Public Improvement Series A
   5.125% 7/1/31-11                                                                              3,495,000     3,849,288
   5.375% 7/1/21-07 (MBIA)                                                                          50,000        52,954
Southeast Wisconsin Professional Baseball Park District Sales Tax
   Revenue 5.80% 12/15/26-07 (MBIA)                                                              1,000,000     1,051,950
St. Charles School District 6.50% 2/1/14-06 (FGIC)                                                       0             0
St. Louis Municipal Finance Corporation Leasehold Revenue
   Improvement (City Justice Center) Series A 5.95% 2/15/16-06 (AMBAC)                                   0             0
Wisconsin Housing & Economic Developing Authority Revenue
   6.10% 6/1/21-17 (FHA)                                                                           835,000       948,877
                                                                                                           --------------
                                                                                                              44,057,845
                                                                                                           --------------

Public Power Revenue Bonds                                                           3.27%
Salt River Project Arizona Agriculture Improvement & Power District
   Electric Revsalt River Project Series A 5.00% 1/1/35                                         15,000,000    16,107,450
Sikeston Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                                                  0             0
                                                                                                           --------------
                                                                                                              16,107,450
                                                                                                           --------------

Public Utility District Revenue Bonds                                                3.00%
Chelan County, Washington Public Utilities District #001Consolidated
   Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                             5,000,000     5,333,950
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                                 10,000,000    10,531,300
                                                                                                           --------------
                                                                                                              15,865,250
                                                                                                           --------------

School District General Obligation Bonds                                             1.14%
Camdenton Reorganized School District R-III Camden County
   Refunding & Improvement 5.25% 3/1/24 (FSA)                                                            0             0
Greene County Reorganization School District R8 (Direct Deposit
   Project) 5.10% 3/1/22 (FSA)                                                                           0             0
Lewisville, Texas Independent School District Permanent School Fund
   6.15% 8/15/21                                                                                 2,160,000     2,382,286
^St. Charles County Francis Howell School District (Capital
   Appreciation Direct Deposit Project) Series A 5.15% 3/1/17 (FGIC)                                     0             0
^Umatilla County School District #6 R Umatilla Refunding 5.50%
   12/15/22 (AMBAC)                                                                                      0             0
                                                                                                           --------------
                                                                                                               2,382,286
                                                                                                           --------------

Single Family Housing Revenue Bonds                                                  0.33%
Missouri State Housing Development Commission Mortgage
   Revenue Series C 7.45% 9/1/27 (GNMA)(FNMA)(AMT)                                                       0             0
Missouri State Housing Development Commission Mortgage
   Revenue Single Family Homeowner
   Loan A 7.20% 9/1/26 (GNMA)(FNMA)(AMT)                                                                 0             0
   Loan B 7.55% 9/1/27 (GNMA)(FNMA)(AMT)                                                                 0             0
   Loan C 7.25% 9/1/26 (GNMA)(FNMA)(AMT)                                                                 0             0
Missouri State Housing Development Commission Mortgage Revenue
   Single Family Mortgage  Series A 5.20% 9/1/33 (GNMA)(FNMA)(AMT)                                       0             0
New Mexico Mortgage Finance Authority
   Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                                    310,000       313,896
   Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                              265,000       275,873
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
   6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                                 215,000       215,858
Utah State Housing Finance Agency Single Family Mortgage Series A-2
   7.20% 1/1/27 (FHA)(VA)(AMT)                                                                      20,000        20,431
                                                                                                           --------------
                                                                                                                 826,058
                                                                                                           --------------

Tax Increment / Special Assessment Bonds                                             0.20%
Midtown Miami, Florida Community Development District Special
   Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                              1,000,000     1,074,170
                                                                                                           --------------
                                                                                                               1,074,170
                                                                                                           --------------

Territorial General Obligation Bonds                                                 1.90%
Puerto Rico Commonwealth Improvement Series A 5.25% 7/1/23                                               0             0
Puerto Rico Commonwealth Public Improvement Series A
   5.50% 7/1/19 (MBIA)                                                                           8,000,000     9,485,520
                                                                                                           --------------
                                                                                                               9,485,520
                                                                                                           --------------

Territorial Revenue Bonds                                                            9.71%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
   Series A 4.75% 7/1/38 (MBIA)                                                                          0             0
   Series G 5.00% 7/1/42                                                                         6,750,000     7,063,335
Puerto Rico Commonwealth Industrial Development Company
   General Purpose Revenues Series B 5.375% 7/1/16                                               1,000,000     1,056,880
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
   Revser B 5.00% 7/1/41                                                                         8,000,000     8,436,240
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                               6,880,000     7,209,483
Puerto Rico Electric Power Authority Power Revenue
   Series II 5.25% 7/1/31                                                                        6,000,000     6,448,980
   Series NN 5.125% 7/1/29                                                                               0             0
   Series PP 5.00% 7/1/25 (FGIC)                                                                         0             0
&Puerto Rico Electric Power Authority Power Revenue, Inverse Floater
   ROLs 6.345% 7/1/19 (FSA)                                                                              0             0
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
   Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                                 1,240,000     1,268,867
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
   Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
   6.25% 7/1/24 (MBIA)                                                                           1,200,000     1,220,424
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
   Series I 5.25% 7/1/33                                                                        12,000,000    12,948,720
University of the Virgin Islands Series A 5.375% 6/1/34                                                  0             0
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                           510,000       526,422
                                                                                                           --------------
                                                                                                              46,179,351
                                                                                                           --------------

Turnpike / Toll Road Revenue Bonds                                                   1.73%
Ohio State Turnpike Commission Revenue Series A
   5.50% 2/15/24 (FGIC)                                                                          5,000,000     6,012,350
   5.50% 2/15/26 (FGIC)                                                                          2,590,000     3,135,325
                                                                                                           --------------
                                                                                                               9,147,675
                                                                                                           --------------

Water & Sewer Revenue Bonds                                                          4.13%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                       3,375,000     3,692,216
Metropolitan St. Louis Sewer District Wastewater Revenue
   5.00% 5/1/34 (MBIA)                                                                                   0             0
Missouri State Development Finance Board Infrastructure Facilities
   Revenue (Sewer System Improvement Project) Series C 5.00% 3/1/25                                      0             0
New York City, New York Municipal Water Finance Authority Water &
   Sewer System Revenue Series A 5.125% 6/15/34                                                 12,125,000    12,927,432
West Virginia State Water Development Authority Revenue (Loan
   Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                              2,890,000     3,249,892
                                                                                                              19,869,540
                                                                                                           --------------
Total Municipal Bonds                                                                                        459,307,931
                                                                                                           --------------
Short-Term Investments                                                               3.87%
Money Market Instruments                                                             0.20%
Dreyfus Tax-Exempt Cash Management Fund                                                                  0             0
                                                                                                           --------------
                                                                                                                       -
                                                                                                           --------------

oVariable Rate Demand Notes                                                          3.67%
Chester County, Pennsylvania Industrial Development Authority
   Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                            6,000,000     6,000,000
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                            4,400,000     4,400,000
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
   (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                             9,000,000     9,000,000
                                                                                                           --------------
                                                                                                              19,400,000
                                                                                                           --------------
Total Short Term Investments                                                                                  19,400,000
                                                                                                           --------------

                                                                                                           --------------
Total Investments at Market                                                        100.00%                   478,707,931
                                                                                                           --------------
Total Investments at Cost                                                                                    441,884,365
                                                                                                           --------------

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)
                                                                                   Delaware Tax-Free Missouri
                                                                                         Insured Fund
                                                                                     Par       Market Value
                                                                                  ----------------------------
                                                                                  ----------------------------

Municipal Bonds
Airline Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports Commission Special
   Facilities Revenue (Northwest Airlines, Inc. Project) Series A 7.00%
   4/1/25 (AMT)                                                                            $0           $0
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
   Corp.) 7.35% 12/1/11                                                                     0            0
                                                                                              -------------
                                                                                                         -
                                                                                              -------------

Airport Revenue Bonds
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
   Acquistion Project) 5.75% 1/1/32 (AMT)                                                   0            0
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
   Project) 6.75% 1/1/32 (AMT)                                                              0            0
Grapevine, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.50% 1/1/24 (AMT)                                                                0            0
Houston, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.375% 1/1/23 (AMT)                                                               0            0
St. Louis Airport (Capital Improvement Project) Series A
   5.375% 7/1/21 (MBIA)                                                             1,635,000    1,790,668
                                                                                              -------------
                                                                                                 1,790,668
                                                                                              -------------

City General Obligation Bonds
Des Peres Refunding 5.375% 2/1/20 (AMBAC)                                           1,000,000    1,135,880
New York City, New York
   Series H 6.125% 8/1/25                                                                   0            0
   Series I 5.125% 3/1/23                                                                   0            0
   Series J 5.25% 6/1/28                                                                    0            0
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                           0            0
                                                                                              -------------
                                                                                                 1,135,880
                                                                                              -------------

Continuing Care/Retirement Revenue Bonds
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
   Series A 5.25% 6/1/34                                                                    0            0
Delaware County, Pennsylvania Industrial Development Authority
   Revenue Care Institute (Main Line Care Institute Project) 9.00% 8/1/31                   0            0
Gainesville & Hall County, Georgia Development Authority Revenue
   (Lanier Village Estates Project) Series C 7.25% 11/15/29                                 0            0
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
   Communities) Series A 6.625% 8/15/30                                                     0            0
                                                                                              -------------
                                                                                                         -
                                                                                              -------------

Corporate-Backed Revenue Bonds
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
   Express Corp. Project) 6.375% 4/1/21 (AMT)                                               0            0
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project)
   5.90% 10/1/26                                                                            0            0
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)
   7.00% 8/1/17 (AMT)                                                                       0            0
Indianapolis, Indiana Airport Authority Revenue (Federal Express
   Corp. Project) 5.10% 1/15/17 (AMT)                                                       0            0
Missouri State Development Finance Board Infrastructure Facilities
    (Triumph Foods Project) Series A 5.25% 3/1/25                                     500,000      518,790
Phenix City, Alabama Industrial Development Board Environmental Improvement
   Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)                 0            0
Puerto Rico Industrial, Medical & Environmental Pollution Control
   Facilities Financing Authority Revenue (PepsiCo, Inc. Project)
   6.25% 11/15/13                                                                           0            0
Richmond County, Georgia Development Authority Environmental
   Improvement Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)              0            0
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
   North America Project) Series A 5.65% 6/1/37 (AMT)                                 500,000      524,025
                                                                                              -------------
                                                                                                 1,042,815
                                                                                              -------------

Dedicated Tax & Fees Revenue Bonds
Bi-State Development Agency Missouri, Illinois Metropolitan District (Metrolink
   Cross County Project) Series B 5.00% 10/1/32 (FSA)                               1,000,000    1,058,180
Jackson County Special Obligation 5.00% 12/1/27 (MBIA)                              1,000,000    1,057,500
Massachusetts School Building Authority (Ax Revser) Series A 5.00%
   8/15/30 (FSA)                                                                            0            0
New Jersey Economic Development Authority (Cigarette Tax)
   5.75% 6/15/34                                                                            0            0
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31                0            0
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16                   0            0
                                                                                              -------------
                                                                                                 2,115,680
                                                                                              -------------

Escrowed to Maturity Bonds
Cape Girardeau County Industrial Development Authority Health Care
   Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)               440,000      490,701
^Greene County Single Family Mortgage Revenue Municipal Multiplier
   (Private Mortgage Insurance) 6.10% 3/1/16                                        1,225,000      802,424
Liberty Sewer System Revenue
   6.00% 2/1/08 (MBIA)                                                                380,000      406,630
Louisiana Public Facilities Authority Hospital Revenue (Southern
   Baptist Hospital, Inc.) 8.00% 5/15/12                                                    0            0
New Jersey State Highway Authority Garden State Parkway General
   Revenue (Senior Parkway) (FGIC)
   5.50% 1/1/14 (FGIC)                                                                      0            0
   5.50% 1/1/15 (FGIC)                                                                      0            0
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                       0            0
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                      0            0
                                                                                              -------------
                                                                                                 1,699,755
                                                                                              -------------

Higher Education Revenue Bonds
Chattanooga Tennessee Health Educational & Housing Facilities
   Board Revenue Series A 5.125% 10/1/35                                                    0            0
Illinois Educational Facilities Authority Student Housing Revenue
   (Educational Advancement Fund-University Center Project)
   6.25% 5/1/30                                                                             0            0
Maryland State Economic Development Corporation, Student Housing
   Revenue (University of Maryland College Park Project) 5.625% 6/1/35                      0            0
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
   6.00% 10/1/17                                                                            0            0
   6.125% 10/1/29                                                                           0            0
Milledgeville-Baldwin County, Georgia Development Authority Revenue
   (Georgia College & State University Foundation Project) 6.00% 9/1/33                     0            0
Missouri State Health & Educational Facilities Authority Educational
   Facilities Revenue (University of Health Sciences) 5.00% 6/1/31 (MBIA)           1,000,000    1,041,210
New Hampshire Higher Educational & Health Facilities Authority
   Revenue (New Hampton School Issue) 5.375% 10/1/28                                        0            0
New Jersey State Educational Facilities Authority Revenue (Stevens
   Institute of Technology) Series B 5.25% 7/1/24                                           0            0
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
   Floater 6.465% 5/15/15 (MBIA)                                                            0            0
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                       0            0
                                                                                              -------------
                                                                                                 1,041,210
                                                                                              -------------

Hospital Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
   (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                                   0            0
Cando, North Dakota Nursing Facility Revenue (Towner County
   Medical Center Project) 7.125% 8/1/22                                                    0            0
Cape Girardeau County Industrial Development Authority Health Care
   Facilities Revenue Unrefunded Balance
   (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                  560,000      618,733
   (St. Francis Medical Center) Series A 5.50% 6/1/32                               1,000,000    1,062,390
Chatham County, Georgia Hospital Authority Revenue (Memorial
   Health Medical Center) Series A 6.125% 1/1/24                                            0            0
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
   Series A 5.50% 1/1/29                                                                    0            0
Duluth Economic Development Authority Health Care Facilities
   Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                    0            0
Florence County, South Carolina Hospital Revenue (McLeod Regional
   Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                     0            0
Hannibal Industrial Development Authority Health Facilities Revenue
   Refunding (Hannibal Regional Hospital) Series A
   5.625% 3/1/12 (FSA)                                                              1,000,000    1,032,290
   5.75% 3/1/22 (FSA)                                                               1,000,000    1,032,540
Henrico County, Virginia Economic Development Authority Revenue
   (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                                0            0
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
   Healthcare Project) 5.625% 1/1/28                                                        0            0
Joplin Industrial Development Authority Health Facilities Revenue
   (Freeman Health System Project)
   5.375% 2/15/35                                                                     255,000      266,518
   5.75% 2/15/35                                                                      405,000      440,790
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
   Foundation Project) Series B 5.50% 5/15/32                                               0            0
Maryland State Health & Higher Educational Facilities Authority
   Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                                 0            0
Michigan State Hospital Finance Authority Revenue
    (Ascension HealthCredit Group) Series B 5.25% 11/15/26                                  0            0
   (Oakwood Obligation Group) Series A 5.75% 4/1/32                                         0            0
   (Trinity Health Credit) Series C 5.375% 12/1/30                                          0            0
Missouri State Health & Educational Facilities Authority Health
   Facilities Revenue Refunding
    (Lake Regional Health System Project) 5.70% 2/15/34                               500,000      535,840
   (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)                                    500,000      567,835
Multnomah County, Oregon Hospital Facilities Authority Revenue
   (Providence Health System) 5.25% 10/1/22                                                 0            0
New York State Dormitory Authority (Catholic Health Services of Long
   Island- St. Francis Hospital Project) 5.10% 7/1/34                                       0            0
North Carolina Medical Care Commission Hospital Revenue
   (Northeast Medical Center Project) 5.125% 11/1/34                                        0            0
North Kansas City Missouri Hospital Revenue Series A
   5.00% 11/15/28 (FSA)                                                               500,000      531,235
Prince William County, Virgina Industrial Development Authority
   Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                  0            0
South Miami, Florida Health Facilities Authority Hospital  Revenue
   (Baptist Health South Florida Group) 5.25% 11/15/33                                      0            0
                                                                                              -------------
                                                                                                 6,088,171
                                                                                              -------------

Investor Owned Utilities Revenue Bonds
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
   Project) Series B 6.30% 7/1/32 (AMT)                                                     0            0
Clark County, Nevada Industrial Development Revenue (Nevada
   Power Co. Project) Series C 7.20% 10/1/22                                                0            0
Midland County, Michigan Economic Development Subordinate Limited
   Obligation (Midland Congeneration Project) Series A 6.875%
   7/23/09 (AMT)                                                                            0            0
Mississippi Business Finance Corporation Pollution Control Revenue
   (System Energy Resources, Inc. Project) 5.90% 5/1/22                                     0            0
Missouri State Environmental Improvement & Energy Resource
   Authority Pollution Control Revenue Refunding (St. Joseph Light &
   Power Company Project) 5.85% 2/1/13 (AMBAC)                                      2,200,000    2,227,346
Pennsylvania Economic Development Financing (Reliant Energy)
   Series B 6.75% 12/1/36 (AMT)                                                             0            0
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
   Light Co. Project)
   6.375% 11/2/29 (AMT)                                                                     0            0
   6.625% 12/1/24                                                                           0            0
Port Morrow, Oregon Pollution Control Revenue (Portland General
   Electric Co.) Series A 5.20% 5/1/33                                                      0            0
Sabine, Texas River Authority Pollution Control Revenue
   (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                    0            0
Suffolk County, New York Industrial Agency Development Revenue
   (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                      0            0
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
   Power Co. Project) Series A 6.05% 7/15/26                                                0            0
                                                                                              -------------
                                                                                                 2,227,346
                                                                                              -------------

Miscellaneous Revenue Bonds
Middlesex County, New Jersey Improvement Authority Senior Revenue
   (Heldrich Center Hotel/Conference Project) Series A
   5.00% 1/1/32                                                                             0            0
   5.125% 1/1/37                                                                            0            0
Missouri State Environmental Improvement & Energy Resource
   Authority Water Pollution Control  Revenue Unrefunded Balance (State
   Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)                              1,060,000    1,073,324
Wisconsin Center District Tax Revenue (Junior Dedicated)
   5.25% 12/15/23 (FSA)                                                                     0            0
                                                                                              -------------
                                                                                                 1,073,324
                                                                                              -------------

Multifamily Housing Revenue Bonds
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
   (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                               0            0
Missouri State Housing Development Commission Multifamily Housing
   Hyder Series 3 5.60% 7/1/34 (FHA)(AMT)                                           1,435,000    1,512,662
   San Remo Series 5 5.45% 1/1/36 (FHA)(AMT)                                          500,000      522,665
North Dakota State Housing Finance Agency Multifamily Revenue
   Series A 6.15% 12/1/17 (FNMA)                                                            0            0
St. Louis County Industrial Development Authority Housing
   Development Revenue Refunding Sub (Southfield & Oak Forest
   Apartment-A) 5.20% 1/20/36 (GNMA)                                                1,000,000    1,038,060
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
   6.00% 12/1/31 (GNMA)(AMT)                                                                0            0
                                                                                              -------------
                                                                                                 3,073,387
                                                                                              -------------

Municipal Lease Revenue Bonds
Alexandria, Virginia Industrial Development Authority Revenue
   (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                          0            0
California State Public Works Board (Department of General
   Services-Butterfield) Series A 5.25% 6/1/30                                              0            0
Chesterfield  Certificates of Participation 5.00% 12/1/24 (FGIC)                    1,000,000    1,085,540
   Series A 5.00% 6/1/45 (AMBAC)                                                            0            0
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                       0            0
Missouri State Development Finance Board Infrastructure Facilities
   Revenue (Branson Landing Project) Series A
   5.25% 12/1/19                                                                      435,000      461,909
   5.50% 12/1/24                                                                      500,000      534,680
   5.625% 12/1/28                                                                           0            0
Missouri State Development Finance Board Infrastructure Facilities Revenue
   (Crackerneck Creek Project) Series C 5.00% 3/1/26                                  500,000      514,295
   (Hartman Heritage Center Phase II) 5.00% 4/1/21 (AMBAC)                            335,000      359,623
St. Charles County Public Water Supply District #2 Certificate of
   Participation (Missouri Project)
   Series A 5.25% 12/1/28 (MBIA)                                                    1,000,000    1,083,980
   Series B 5.10% 12/1/25 (MBIA)                                                      500,000      527,510
St. Louis College District Leasehold Revenue 5.00% 3/1/23  (AMBAC)                  1,000,000    1,077,980
^St. Louis Industrial Development Authority Leasehold Revenue
   (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)                                  3,035,000    1,609,674
                                                                                              -------------
                                                                                                 7,255,191
                                                                                              -------------

Political Subdivision General Obligation Bonds
Taney County Reorganization School District R-V Hollister School
   District 5.00% 3/1/22 (FSA)                                                      1,000,000    1,071,270
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                             0            0
                                                                                              -------------
                                                                                                 1,071,270
                                                                                              -------------

§Pre-Refunded Bonds - 12.21%
Cudahy, Wisconsin Community Development Authority Lease
   Revenue 6.00% 6/1/11-06                                                                  0            0
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue Series B
   5.50% 6/1/43-13                                                                          0            0
   5.625% 6/1/38-13                                                                         0            0
Kansas City Land Clearance Redevelopment Authority Lease
   Revenue (Muehlebach Hotel) Series A 5.90% 12/1/18-05 (FSA)                       1,000,000    1,027,680
Liberty Sewer System Revenue
   6.15% 2/1/15-09 (MBIA)                                                           1,500,000    1,650,150
Michigan State Hospital Finance Authority Revenue (Genesys Health
   Systems) Series A
   7.50% 10/1/27-05                                                                         0            0
   8.125% 10/1/21-05                                                                        0            0
Mississippi Development Bank Special Obligation (Madison County
   Hospital Project) 6.30% 7/1/22-09                                                        0            0
Missouri State Health & Educational Facilities Authority Educational
   Facilities Revenue (Central Missouri State University Project)
   5.75% 10/1/25-05 (AMBAC)                                                         1,000,000    1,002,490
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                       0            0
New York City, New York Series H 6.125% 8/1/25-07                                           0            0
Payne County, Oklahoma Economic Development Authority Student
   Housing Revenue (Collegiate Housing Foundation-Oklahoma State
   University) Series A 6.375% 6/1/30-11                                                    0            0
Puerto Rico Commonwealth Public Improvement Series A
   5.125% 7/1/31-11                                                                         0            0
   5.375% 7/1/21-07 (MBIA)                                                                  0            0
Southeast Wisconsin Professional Baseball Park District Sales Tax
   Revenue 5.80% 12/15/26-07 (MBIA)                                                         0            0
St. Charles School District 6.50% 2/1/14-06 (FGIC)                                  1,250,000    1,269,525
St. Louis Municipal Finance Corporation Leasehold Revenue
   Improvement (City Justice Center) Series A 5.95% 2/15/16-06 (AMBAC)              1,000,000    1,034,020
Wisconsin Housing & Economic Developing Authority Revenue
   6.10% 6/1/21-17 (FHA)                                                                    0            0
                                                                                              -------------
                                                                                                 5,983,865
                                                                                              -------------

Public Power Revenue Bonds
Salt River Project Arizona Agriculture Improvement & Power District
   Electric Revsalt River Project Series A 5.00% 1/1/35                                     0            0
Sikeston Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                             1,000,000    1,171,310
                                                                                              -------------
                                                                                                 1,171,310
                                                                                              -------------

Public Utility District Revenue Bonds
Chelan County, Washington Public Utilities District #001Consolidated
   Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                        0            0
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                             0            0
                                                                                              -------------
                                                                                                         -
                                                                                              -------------

School District General Obligation Bonds
Camdenton Reorganized School District R-III Camden County
   Refunding & Improvement 5.25% 3/1/24 (FSA)                                       1,000,000    1,110,930
Greene County Reorganization School District R8 (Direct Deposit
   Project) 5.10% 3/1/22 (FSA)                                                      1,500,000    1,618,365
Lewisville, Texas Independent School District Permanent School Fund
   6.15% 8/15/21                                                                            0            0
^St. Charles County Francis Howell School District (Capital
   Appreciation Direct Deposit Project) Series A 5.15% 3/1/17 (FGIC)                1,500,000      938,460
^Umatilla County School District #6 R Umatilla Refunding 5.50%
   12/15/22 (AMBAC)                                                                         0            0
                                                                                              -------------
                                                                                                 3,667,755
                                                                                              -------------

Single Family Housing Revenue Bonds
Missouri State Housing Development Commission Mortgage
   Revenue Series C 7.45% 9/1/27 (GNMA)(FNMA)(AMT)                                    185,000      185,235
Missouri State Housing Development Commission Mortgage
   Revenue Single Family Homeowner
   Loan A 7.20% 9/1/26 (GNMA)(FNMA)(AMT)                                              140,000      140,878
   Loan B 7.55% 9/1/27 (GNMA)(FNMA)(AMT)                                               70,000       70,083
   Loan C 7.25% 9/1/26 (GNMA)(FNMA)(AMT)                                              160,000      162,659
Missouri State Housing Development Commission Mortgage Revenue
   Single Family Mortgage  Series A 5.20% 9/1/33 (GNMA)(FNMA)(AMT)                    345,000      354,919
New Mexico Mortgage Finance Authority
   Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                             0            0
   Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                       0            0
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
   6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                          0            0
Utah State Housing Finance Agency Single Family Mortgage Series A-2
   7.20% 1/1/27 (FHA)(VA)(AMT)                                                              0            0
                                                                                              -------------
                                                                                                   913,774
                                                                                              -------------

Tax Increment / Special Assessment Bonds
Midtown Miami, Florida Community Development District Special
   Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                         0            0
                                                                                              -------------
                                                                                                         -
                                                                                              -------------

Territorial General Obligation Bonds
Puerto Rico Commonwealth Improvement Series A 5.25% 7/1/23                            500,000      544,155
Puerto Rico Commonwealth Public Improvement Series A
   5.50% 7/1/19 (MBIA)                                                                      0            0
                                                                                              -------------
                                                                                                   544,155
                                                                                              -------------

Territorial Revenue Bonds
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
   Series A 4.75% 7/1/38 (MBIA)                                                     1,000,000    1,057,650
   Series G 5.00% 7/1/42                                                                    0            0
Puerto Rico Commonwealth Industrial Development Company
   General Purpose Revenues Series B 5.375% 7/1/16                                          0            0
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
   Revser B 5.00% 7/1/41                                                                    0            0
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                          0            0
Puerto Rico Electric Power Authority Power Revenue
   Series II 5.25% 7/1/31                                                                   0            0
   Series NN 5.125% 7/1/29                                                            400,000      430,124
   Series PP 5.00% 7/1/25 (FGIC)                                                    1,000,000    1,081,090
&Puerto Rico Electric Power Authority Power Revenue, Inverse Floater
   ROLs 6.345% 7/1/19 (FSA)                                                         1,925,000    2,062,695
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
   Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                            0            0
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
   Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
   6.25% 7/1/24 (MBIA)                                                                      0            0
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
   Series I 5.25% 7/1/33                                                                    0            0
University of the Virgin Islands Series A 5.375% 6/1/34                               500,000      533,625
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                    0            0
                                                                                              -------------
                                                                                                 5,165,184
                                                                                              -------------

Turnpike / Toll Road Revenue Bonds
Ohio State Turnpike Commission Revenue Series A
   5.50% 2/15/24 (FGIC)                                                                     0            0
   5.50% 2/15/26 (FGIC)                                                                     0            0
                                                                                              -------------
                                                                                                         -
                                                                                              -------------

Water & Sewer Revenue Bonds
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                  0            0
Metropolitan St. Louis Sewer District Wastewater Revenue
   5.00% 5/1/34 (MBIA)                                                              1,250,000    1,327,075
Missouri State Development Finance Board Infrastructure Facilities
   Revenue (Sewer System Improvement Project) Series C 5.00% 3/1/25                   605,000      625,050
New York City, New York Municipal Water Finance Authority Water &
   Sewer System Revenue Series A 5.125% 6/15/34                                             0            0
West Virginia State Water Development Authority Revenue (Loan
   Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                         0            0
                                                                                                 1,952,125
                                                                                              -------------
Total Municipal Bonds                                                                           49,012,865
                                                                                              -------------

Short-Term Investments
Money Market Instruments
Dreyfus Tax-Exempt Cash Management Fund                                             1,068,051    1,068,051
                                                                                              -------------
                                                                                                 1,068,051
                                                                                              -------------

oVariable Rate Demand Notes
Chester County, Pennsylvania Industrial Development Authority
   Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                       0            0
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                       0            0
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
   (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                        0            0
                                                                                              -------------
                                                                                                         -
                                                                                              -------------
Total Short Term Investments                                                                     1,068,051
                                                                                              -------------

                                                                                              -------------
Total Investments at Market                                                                     50,080,916
                                                                                              -------------

Total Investments at Cost                                                                       46,957,112
                                                                                              -------------

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)                                                                          Delaware Tax-Free USA Fund
                                                                                          ProForma Combined
                                                                                     Par/Shares    Market Value
                                                                                  --------------------------------
                                                                                  --------------------------------

Municipal Bonds
Airline Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports Commission Special
   Facilities Revenue (Northwest Airlines, Inc. Project) Series A 7.00%
   4/1/25 (AMT)                                                                         $1,300,000    $1,187,862
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
   Corp.) 7.35% 12/1/11                                                                  2,250,000     2,252,880
                                                                                                   --------------
                                                                                                       3,440,742
                                                                                                   --------------

Airport Revenue Bonds
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
   Acquistion Project) 5.75% 1/1/32 (AMT)                                                2,500,000     2,542,200
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
   Project) 6.75% 1/1/32 (AMT)                                                           2,395,000     2,431,931
Grapevine, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.50% 1/1/24 (AMT)                                                               920,000       966,892
Houston, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.375% 1/1/23 (AMT)                                                            2,000,000     2,087,100
St. Louis Airport (Capital Improvement Project) Series A
   5.375% 7/1/21 (MBIA)                                                                  1,635,000     1,790,668
                                                                                                   --------------
                                                                                                       9,818,791
                                                                                                   --------------

City General Obligation Bonds
Des Peres Refunding 5.375% 2/1/20 (AMBAC)                                                1,000,000     1,135,880
New York City, New York
   Series H 6.125% 8/1/25                                                                4,245,000     4,511,798
   Series I 5.125% 3/1/23                                                                5,875,000     6,262,398
   Series J 5.25% 6/1/28                                                                 5,400,000     5,817,690
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                                -             -
                                                                                                   --------------
                                                                                                      17,727,766
                                                                                                   --------------

Continuing Care/Retirement Revenue Bonds
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
   Series A 5.25% 6/1/34                                                                 3,000,000     3,148,440
Delaware County, Pennsylvania Industrial Development Authority
   Revenue Care Institute (Main Line Care Institute Project) 9.00% 8/1/31                1,777,611     1,718,719
Gainesville & Hall County, Georgia Development Authority Revenue
   (Lanier Village Estates Project) Series C 7.25% 11/15/29                              1,000,000     1,115,810
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
   Communities) Series A 6.625% 8/15/30                                                  2,000,000     2,172,740
                                                                                                   --------------
                                                                                                       8,155,709
                                                                                                   --------------

Corporate-Backed Revenue Bonds
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
   Express Corp. Project) 6.375% 4/1/21 (AMT)                                            2,000,000     2,079,660
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project)
   5.90% 10/1/26                                                                         1,695,000     1,721,086
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)
   7.00% 8/1/17 (AMT)                                                                      800,000       228,000
Indianapolis, Indiana Airport Authority Revenue (Federal Express
   Corp. Project) 5.10% 1/15/17 (AMT)                                                    2,000,000     2,120,260
Missouri State Development Finance Board Infrastructure Facilities
    (Triumph Foods Project) Series A 5.25% 3/1/25                                          500,000       518,790
Phenix City, Alabama Industrial Development Board Environmental Improvement
   Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)              3,000,000     3,260,430
Puerto Rico Industrial, Medical & Environmental Pollution Control
   Facilities Financing Authority Revenue (PepsiCo, Inc. Project)
   6.25% 11/15/13                                                                        1,250,000     1,303,338
Richmond County, Georgia Development Authority Environmental
   Improvement Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)           5,000,000     5,299,800
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
   North America Project) Series A 5.65% 6/1/37 (AMT)                                      500,000       524,025
                                                                                                   --------------
                                                                                                      17,055,389
                                                                                                   --------------

Dedicated Tax & Fees Revenue Bonds
Bi-State Development Agency Missouri, Illinois Metropolitan District (Metrolink
   Cross County Project) Series B 5.00% 10/1/32 (FSA)                                    2,000,000     2,116,360
Jackson County Special Obligation 5.00% 12/1/27 (MBIA)                                   1,000,000     1,057,500
Massachusetts School Building Authority (Ax Revser) Series A 5.00%
   8/15/30 (FSA)                                                                        10,000,000    10,716,800
New Jersey Economic Development Authority (Cigarette Tax)
   5.75% 6/15/34                                                                         2,000,000     2,151,860
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31             5,000,000     5,267,150
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16                1,000,000     1,019,300
                                                                                                   --------------
                                                                                                      22,328,970
                                                                                                   --------------

Escrowed to Maturity Bonds
Cape Girardeau County Industrial Development Authority Health Care
   Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                    440,000       490,701
^Greene County Single Family Mortgage Revenue Municipal Multiplier
   (Private Mortgage Insurance) 6.10% 3/1/16                                             1,225,000       802,424
Liberty Sewer System Revenue
   6.00% 2/1/08 (MBIA)                                                                     380,000       406,630
Louisiana Public Facilities Authority Hospital Revenue (Southern
   Baptist Hospital, Inc.) 8.00% 5/15/12                                                 5,555,000     6,476,408
New Jersey State Highway Authority Garden State Parkway General
   Revenue (Senior Parkway) (FGIC)
   5.50% 1/1/14 (FGIC)                                                                   5,000,000     5,715,200
   5.50% 1/1/15 (FGIC)                                                                   7,310,000     8,405,477
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                   13,535,000    16,953,399
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                   2,200,000     2,833,490
                                                                                                   --------------
                                                                                                      42,083,729
                                                                                                   --------------

Higher Education Revenue Bonds
Chattanooga Tennessee Health Educational & Housing Facilities
   Board Revenue Series A 5.125% 10/1/35                                                 3,500,000     3,535,560
Illinois Educational Facilities Authority Student Housing Revenue
   (Educational Advancement Fund-University Center Project)
   6.25% 5/1/30                                                                          5,000,000     5,420,200
Maryland State Economic Development Corporation, Student Housing
   Revenue (University of Maryland College Park Project) 5.625% 6/1/35                   1,125,000     1,192,601
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
   6.00% 10/1/17                                                                         1,000,000     1,071,430
   6.125% 10/1/29                                                                        1,000,000     1,064,460
Milledgeville-Baldwin County, Georgia Development Authority Revenue
   (Georgia College & State University Foundation Project) 6.00% 9/1/33                  1,000,000     1,092,630
Missouri State Health & Educational Facilities Authority Educational
   Facilities Revenue (University of Health Sciences) 5.00% 6/1/31 (MBIA)                1,000,000     1,041,210
New Hampshire Higher Educational & Health Facilities Authority
   Revenue (New Hampton School Issue) 5.375% 10/1/28                                     3,070,000     3,025,946
New Jersey State Educational Facilities Authority Revenue (Stevens
   Institute of Technology) Series B 5.25% 7/1/24                                        2,085,000     2,204,825
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
   Floater 6.465% 5/15/15 (MBIA)                                                        20,000,000    23,918,200
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                    1,000,000     1,060,090
                                                                                                   --------------
                                                                                                      44,627,152
                                                                                                   --------------

Hospital Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
   (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                                3,000,000     3,184,110
Cando, North Dakota Nursing Facility Revenue (Towner County
   Medical Center Project) 7.125% 8/1/22                                                 1,000,000     1,011,810
Cape Girardeau County Industrial Development Authority Health Care
   Facilities Revenue Unrefunded Balance
   (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                       560,000       618,733
   (St. Francis Medical Center) Series A 5.50% 6/1/32                                    1,000,000     1,062,390
Chatham County, Georgia Hospital Authority Revenue (Memorial
   Health Medical Center) Series A 6.125% 1/1/24                                         1,000,000     1,099,650
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
   Series A 5.50% 1/1/29                                                                 7,500,000     8,064,300
Duluth Economic Development Authority Health Care Facilities
   Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                 5,825,000     6,123,007
Florence County, South Carolina Hospital Revenue (McLeod Regional
   Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                  2,355,000     2,558,189
Hannibal Industrial Development Authority Health Facilities Revenue
   Refunding (Hannibal Regional Hospital) Series A
   5.625% 3/1/12 (FSA)                                                                   1,000,000     1,032,290
   5.75% 3/1/22 (FSA)                                                                    1,000,000     1,032,540
Henrico County, Virginia Economic Development Authority Revenue
   (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                             3,140,000     3,344,571
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
   Healthcare Project) 5.625% 1/1/28                                                     2,000,000     2,141,020
Joplin Industrial Development Authority Health Facilities Revenue
   (Freeman Health System Project)
   5.375% 2/15/35                                                                          255,000       266,518
   5.75% 2/15/35                                                                           405,000       440,790
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
   Foundation Project) Series B 5.50% 5/15/32                                            1,500,000     1,558,530
Maryland State Health & Higher Educational Facilities Authority
   Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                              2,345,000     2,420,063
Michigan State Hospital Finance Authority Revenue
    (Ascension HealthCredit Group) Series B 5.25% 11/15/26                               3,500,000     3,718,925
   (Oakwood Obligation Group) Series A 5.75% 4/1/32                                      2,500,000     2,688,000
   (Trinity Health Credit) Series C 5.375% 12/1/30                                       6,000,000     6,380,400
Missouri State Health & Educational Facilities Authority Health
   Facilities Revenue Refunding
    (Lake Regional Health System Project) 5.70% 2/15/34                                    500,000       535,840
   (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)                                         500,000       567,835
Multnomah County, Oregon Hospital Facilities Authority Revenue
   (Providence Health System) 5.25% 10/1/22                                              3,000,000     3,278,370
New York State Dormitory Authority (Catholic Health Services of Long
   Island- St. Francis Hospital Project) 5.10% 7/1/34                                    2,500,000     2,584,600
North Carolina Medical Care Commission Hospital Revenue
   (Northeast Medical Center Project) 5.125% 11/1/34                                     1,250,000     1,320,963
North Kansas City Missouri Hospital Revenue Series A
   5.00% 11/15/28 (FSA)                                                                    500,000       531,235
Prince William County, Virgina Industrial Development Authority
   Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                               1,750,000     1,864,328
South Miami, Florida Health Facilities Authority Hospital  Revenue
   (Baptist Health South Florida Group) 5.25% 11/15/33                                   4,000,000     4,198,840
                                                                                                   --------------
                                                                                                      63,627,847
                                                                                                   --------------

Investor Owned Utilities Revenue Bonds
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
   Project) Series B 6.30% 7/1/32 (AMT)                                                  3,500,000     3,797,640
Clark County, Nevada Industrial Development Revenue (Nevada
   Power Co. Project) Series C 7.20% 10/1/22                                             8,000,000     8,127,199
Midland County, Michigan Economic Development Subordinate Limited
   Obligation (Midland Congeneration Project) Series A 6.875%
   7/23/09 (AMT)                                                                         3,050,000     3,206,008
Mississippi Business Finance Corporation Pollution Control Revenue
   (System Energy Resources, Inc. Project) 5.90% 5/1/22                                  3,000,000     3,084,480
Missouri State Environmental Improvement & Energy Resource
   Authority Pollution Control Revenue Refunding (St. Joseph Light &
   Power Company Project) 5.85% 2/1/13 (AMBAC)                                           2,200,000     2,227,346
Pennsylvania Economic Development Financing (Reliant Energy)
   Series B 6.75% 12/1/36 (AMT)                                                          3,250,000     3,508,310
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
   Light Co. Project)
   6.375% 11/2/29 (AMT)                                                                  4,250,000     4,555,703
   6.625% 12/1/24                                                                        4,500,000     4,600,845
Port Morrow, Oregon Pollution Control Revenue (Portland General
   Electric Co.) Series A 5.20% 5/1/33                                                   2,000,000     2,089,520
Sabine, Texas River Authority Pollution Control Revenue
   (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                 4,000,000     4,145,760
Suffolk County, New York Industrial Agency Development Revenue
   (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                   3,500,000     3,667,790
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
   Power Co. Project) Series A 6.05% 7/15/26                                             5,000,000     5,190,600
                                                                                                   --------------
                                                                                                      48,201,201
                                                                                                   --------------

Miscellaneous Revenue Bonds
Middlesex County, New Jersey Improvement Authority Senior Revenue
   (Heldrich Center Hotel/Conference Project) Series A
   5.00% 1/1/32                                                                          1,500,000     1,508,235
   5.125% 1/1/37                                                                         1,500,000     1,513,740
Missouri State Environmental Improvement & Energy Resource
   Authority Water Pollution Control  Revenue Unrefunded Balance (State
   Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)                                   1,060,000     1,073,324
Wisconsin Center District Tax Revenue (Junior Dedicated)
   5.25% 12/15/23 (FSA)                                                                  2,000,000     2,326,240
                                                                                                   --------------
                                                                                                       6,421,539
                                                                                                   --------------

Multifamily Housing Revenue Bonds
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
   (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                            1,455,000     1,545,254
Missouri State Housing Development Commission Multifamily Housing
   Hyder Series 3 5.60% 7/1/34 (FHA)(AMT)                                                1,435,000     1,512,662
   San Remo Series 5 5.45% 1/1/36 (FHA)(AMT)                                               500,000       522,665
North Dakota State Housing Finance Agency Multifamily Revenue
   Series A 6.15% 12/1/17 (FNMA)                                                         1,300,000     1,330,758
St. Louis County Industrial Development Authority Housing
   Development Revenue Refunding Sub (Southfield & Oak Forest
   Apartment-A) 5.20% 1/20/36 (GNMA)                                                     1,000,000     1,038,060
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
   6.00% 12/1/31 (GNMA)(AMT)                                                             1,500,000     1,547,415
                                                                                                   --------------
                                                                                                       7,496,814
                                                                                                   --------------

Municipal Lease Revenue Bonds
Alexandria, Virginia Industrial Development Authority Revenue
   (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                       5,000,000     5,618,500
California State Public Works Board (Department of General
   Services-Butterfield) Series A 5.25% 6/1/30                                           2,750,000     2,972,035
Chesterfield  Certificates of Participation 5.00% 12/1/24 (FGIC)                         1,000,000     1,085,540
   Series A 5.00% 6/1/45 (AMBAC)                                                        10,000,000    10,434,600
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                      350,000       333,907
Missouri State Development Finance Board Infrastructure Facilities
   Revenue (Branson Landing Project) Series A
   5.25% 12/1/19                                                                         1,435,000     1,523,769
   5.50% 12/1/24                                                                         1,480,000     1,582,653
   5.625% 12/1/28                                                                        2,930,000     3,146,498
Missouri State Development Finance Board Infrastructure Facilities Revenue
   (Crackerneck Creek Project) Series C 5.00% 3/1/26                                       500,000       514,295
   (Hartman Heritage Center Phase II) 5.00% 4/1/21 (AMBAC)                                 335,000       359,623
St. Charles County Public Water Supply District #2 Certificate of
   Participation (Missouri Project)
   Series A 5.25% 12/1/28 (MBIA)                                                         1,000,000     1,083,980
   Series B 5.10% 12/1/25 (MBIA)                                                           500,000       527,510
St. Louis College District Leasehold Revenue 5.00% 3/1/23  (AMBAC)                       1,000,000     1,077,980
^St. Louis Industrial Development Authority Leasehold Revenue
   (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)                                       3,035,000     1,609,674
                                                                                                   --------------
                                                                                                      31,870,564
                                                                                                   --------------

Political Subdivision General Obligation Bonds
Taney County Reorganization School District R-V Hollister School
   District 5.00% 3/1/22 (FSA)                                                           1,000,000     1,071,270
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                                  -             -
                                                                                                   --------------
                                                                                                       1,071,270
                                                                                                   --------------

§Pre-Refunded Bonds - 12.21%
Cudahy, Wisconsin Community Development Authority Lease
   Revenue 6.00% 6/1/11-06                                                               1,000,000     1,023,420
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue Series B
   5.50% 6/1/43-13                                                                       7,500,000     8,519,850
   5.625% 6/1/38-13                                                                      7,500,000     8,583,074
Kansas City Land Clearance Redevelopment Authority Lease
   Revenue (Muehlebach Hotel) Series A 5.90% 12/1/18-05 (FSA)                            1,000,000     1,027,680
Liberty Sewer System Revenue
   6.15% 2/1/15-09 (MBIA)                                                                1,500,000     1,650,150
Michigan State Hospital Finance Authority Revenue (Genesys Health
   Systems) Series A
   7.50% 10/1/27-05                                                                      8,130,000     8,161,544
   8.125% 10/1/21-05                                                                     4,000,000     4,097,200
Mississippi Development Bank Special Obligation (Madison County
   Hospital Project) 6.30% 7/1/22-09                                                     2,070,000     2,337,527
Missouri State Health & Educational Facilities Authority Educational
   Facilities Revenue (Central Missouri State University Project)
   5.75% 10/1/25-05 (AMBAC)                                                              1,000,000     1,002,490
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                            -             -
New York City, New York Series H 6.125% 8/1/25-07                                          755,000       808,401
Payne County, Oklahoma Economic Development Authority Student
   Housing Revenue (Collegiate Housing Foundation-Oklahoma State
   University) Series A 6.375% 6/1/30-11                                                 4,000,000     4,623,760
Puerto Rico Commonwealth Public Improvement Series A
   5.125% 7/1/31-11                                                                      3,495,000     3,849,288
   5.375% 7/1/21-07 (MBIA)                                                                  50,000        52,954
Southeast Wisconsin Professional Baseball Park District Sales Tax
   Revenue 5.80% 12/15/26-07 (MBIA)                                                      1,000,000     1,051,950
St. Charles School District 6.50% 2/1/14-06 (FGIC)                                       1,250,000     1,269,525
St. Louis Municipal Finance Corporation Leasehold Revenue
   Improvement (City Justice Center) Series A 5.95% 2/15/16-06 (AMBAC)                   1,000,000     1,034,020
Wisconsin Housing & Economic Developing Authority Revenue
   6.10% 6/1/21-17 (FHA)                                                                   835,000       948,877
                                                                                                   --------------
                                                                                                      50,041,710
                                                                                                   --------------

Public Power Revenue Bonds
Salt River Project Arizona Agriculture Improvement & Power District
   Electric Revsalt River Project Series A 5.00% 1/1/35                                 15,000,000    16,107,450
Sikeston Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                                  1,000,000     1,171,310
                                                                                                   --------------
                                                                                                      17,278,760
                                                                                                   --------------

Public Utility District Revenue Bonds
Chelan County, Washington Public Utilities District #001Consolidated
   Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                     5,000,000     5,333,950
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                         10,000,000    10,531,300
                                                                                                   --------------
                                                                                                      15,865,250
                                                                                                   --------------

School District General Obligation Bonds
Camdenton Reorganized School District R-III Camden County
   Refunding & Improvement 5.25% 3/1/24 (FSA)                                            1,000,000     1,110,930
Greene County Reorganization School District R8 (Direct Deposit
   Project) 5.10% 3/1/22 (FSA)                                                           1,500,000     1,618,365
Lewisville, Texas Independent School District Permanent School Fund
   6.15% 8/15/21                                                                         2,160,000     2,382,286
^St. Charles County Francis Howell School District (Capital
   Appreciation Direct Deposit Project) Series A 5.15% 3/1/17 (FGIC)                     1,500,000       938,460
^Umatilla County School District #6 R Umatilla Refunding 5.50%
   12/15/22 (AMBAC)                                                                              -             -
                                                                                                   --------------
                                                                                                       6,050,041
                                                                                                   --------------

Single Family Housing Revenue Bonds
Missouri State Housing Development Commission Mortgage
   Revenue Series C 7.45% 9/1/27 (GNMA)(FNMA)(AMT)                                         185,000       185,235
Missouri State Housing Development Commission Mortgage
   Revenue Single Family Homeowner
   Loan A 7.20% 9/1/26 (GNMA)(FNMA)(AMT)                                                   140,000       140,878
   Loan B 7.55% 9/1/27 (GNMA)(FNMA)(AMT)                                                    70,000        70,083
   Loan C 7.25% 9/1/26 (GNMA)(FNMA)(AMT)                                                   160,000       162,659
Missouri State Housing Development Commission Mortgage Revenue
   Single Family Mortgage  Series A 5.20% 9/1/33 (GNMA)(FNMA)(AMT)                         345,000       354,919
New Mexico Mortgage Finance Authority
   Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                            310,000       313,896
   Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                      265,000       275,873
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
   6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                         215,000       215,858
Utah State Housing Finance Agency Single Family Mortgage Series A-2
   7.20% 1/1/27 (FHA)(VA)(AMT)                                                              20,000        20,431
                                                                                                   --------------
                                                                                                       1,739,832
                                                                                                   --------------

Tax Increment / Special Assessment Bonds
Midtown Miami, Florida Community Development District Special
   Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                      1,000,000     1,074,170
                                                                                                   --------------
                                                                                                       1,074,170
                                                                                                   --------------

Territorial General Obligation Bonds
Puerto Rico Commonwealth Improvement Series A 5.25% 7/1/23                                 500,000       544,155
Puerto Rico Commonwealth Public Improvement Series A
   5.50% 7/1/19 (MBIA)                                                                   8,000,000     9,485,520
                                                                                                   --------------
                                                                                                      10,029,675
                                                                                                   --------------

Territorial Revenue Bonds
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
   Series A 4.75% 7/1/38 (MBIA)                                                          1,000,000     1,057,650
   Series G 5.00% 7/1/42                                                                 6,750,000     7,063,335
Puerto Rico Commonwealth Industrial Development Company
   General Purpose Revenues Series B 5.375% 7/1/16                                       1,000,000     1,056,880
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
   Revser B 5.00% 7/1/41                                                                 8,000,000     8,436,240
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                       6,880,000     7,209,483
Puerto Rico Electric Power Authority Power Revenue
   Series II 5.25% 7/1/31                                                                6,000,000     6,448,980
   Series NN 5.125% 7/1/29                                                                 400,000       430,124
   Series PP 5.00% 7/1/25 (FGIC)                                                         1,000,000     1,081,090
&Puerto Rico Electric Power Authority Power Revenue, Inverse Floater
   ROLs 6.345% 7/1/19 (FSA)                                                              1,925,000     2,062,695
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
   Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                         1,240,000     1,268,867
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
   Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
   6.25% 7/1/24 (MBIA)                                                                   1,200,000     1,220,424
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
   Series I 5.25% 7/1/33                                                                12,000,000    12,948,720
University of the Virgin Islands Series A 5.375% 6/1/34                                    500,000       533,625
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                   510,000       526,422
                                                                                                   --------------
                                                                                                      51,344,535
                                                                                                   --------------

Turnpike / Toll Road Revenue Bonds
Ohio State Turnpike Commission Revenue Series A
   5.50% 2/15/24 (FGIC)                                                                  5,000,000     6,012,350
   5.50% 2/15/26 (FGIC)                                                                  2,590,000     3,135,325
                                                                                                   --------------
                                                                                                       9,147,675
                                                                                                   --------------

Water & Sewer Revenue Bonds
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                               3,375,000     3,692,216
Metropolitan St. Louis Sewer District Wastewater Revenue
   5.00% 5/1/34 (MBIA)                                                                   1,250,000     1,327,075
Missouri State Development Finance Board Infrastructure Facilities
   Revenue (Sewer System Improvement Project) Series C 5.00% 3/1/25                        605,000       625,050
New York City, New York Municipal Water Finance Authority Water &
   Sewer System Revenue Series A 5.125% 6/15/34                                         12,125,000    12,927,432
West Virginia State Water Development Authority Revenue (Loan
   Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                      2,890,000     3,249,892
                                                                                                      21,821,665
                                                                                                   --------------
Total Municipal Bonds                                                                                508,320,796
                                                                                                   --------------

Short-Term Investments
Money Market Instruments
Dreyfus Tax-Exempt Cash Management Fund                                                  1,068,051     1,068,051
                                                                                                   --------------
                                                                                                       1,068,051
                                                                                                   --------------

oVariable Rate Demand Notes
Chester County, Pennsylvania Industrial Development Authority
   Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                    6,000,000     6,000,000
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                    4,400,000     4,400,000
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
   (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                     9,000,000     9,000,000
                                                                                                   --------------
                                                                                                      19,400,000
                                                                                                   --------------
Total Short Term Investments                                                                          20,468,051
                                                                                                   --------------

                                                                                                   --------------
Total Investments at Market                                                                          528,788,847
                                                                                                   --------------

Total Investments at Cost                                                                          $ 441,884,365
                                                                                                   --------------

--------------------------------------------------------------------------------
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Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FHLMC - Insured by the Federal Home Loan Mortgage Corporation
FNMA - Insured by Federal National Mortgage Association
FSA  - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA  - Insured by the Municipal Bond Insurance Association
RADIAN  - Insured by Radian Asset Assurance
ROLs - Residual Options Long
XLCA - Insured by XL Capital Assurance
VA - Insured by the Veterans Administration

§  Pre-Refunded  Bonds are municipals that are generally  backed or secured by
     U.S.  Treasury  bonds.  For  Pre-Refunded  Bonds,  the stated  maturity  is followed by the year in which the bond is pre-refunded.
o    Variable  rate notes.  The interest rate shown is the rate as of August 31,
     2005.
&    An  inverse  floater  bond is a type  of bond  with  variable  or  floating interest rates that move in the opposite  direction of short-term  interest rates. Interest rate disclosed is in effect as of August 31, 2005.
‡   Non-income producing security. Security is currently in default.

(A)  No adjustments  are shown to the unaudited pro forma combined  portfolio of investments  due to the fact that upon  completion of the  acquisition,  no securities  would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and  restrictions.  However, the  foregoing  sentence  shall not  restrict in any way the ability of the investment advisor of any of the Funds from buying or selling securities in the normal course of such Fund's business and operations.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of August 31, 2005
(Unaudited)

                                                                                        Delaware Tax-Free
                                                        Delaware                            USA Fund
                                      Delaware Tax-     Tax-Free Missouri  Pro Forma        Pro Forma
                                      Free USA Fund     Insured Fund       Adjustments      Combined
                                     ----------------  -----------------   -----------  -----------------
Assets

Investments, at market value           $ 478,707,931       $ 50,080,916          $ -       $ 528,788,847
Cash                                       9,275,957              2,302                        9,278,259
Receivable for securities sold             2,667,450             70,000                        2,737,450
Receivable for fund shares sold               84,296            144,953                          229,249
Interest receivable                        5,663,922            619,406                        6,283,328
                                     ----------------  -----------------   -----------  -----------------
     Total Assets                        496,399,556         50,917,577            -         547,317,133
                                     ----------------  -----------------   -----------  -----------------

Liabilities

Accrued expenses and other liabilities     1,384,449            129,718                        1,514,167
Payable for securities purchased          18,563,400                  -                       18,563,400
Payable for fund shares purchased                               115,500                          115,500
Transaction costs payable                          -                  -       29,942 *            29,942
                                     ----------------  -----------------   -----------  -----------------
     Total Liabilities                    19,947,849            245,218       29,942          20,223,009
                                     ----------------  -----------------   -----------  -----------------
Net Assets                             $ 476,451,707       $ 50,672,359    $ (29,942)      $ 527,094,124
                                     ================  =================   ===========  =================

Investment at Cost                     $ 441,884,365       $ 46,957,112          $ -       $ 488,841,477

Analysis of Net Assets

Accumulated paid in capital            $ 447,927,164       $ 47,554,884          $ -       $ 495,482,048
Distributions in excess of net
 investment income                           (12,071)                 -      (29,942)*           (42,013)
Accumulated net realized gain (loss)
 on investments                           (8,286,952)            (6,329)                      (8,293,281)
Unrealized appreciation of investments    36,823,566          3,123,804                       39,947,370
                                     ----------------  -----------------   -----------  -----------------
Net Assets                             $ 476,451,707       $ 50,672,359    $ (29,942)      $ 527,094,124
                                     ================  =================   ===========  =================

* Adjustment reflects the costs of the transaction to be incurred by the funds.

Shares Outstanding                        40,516,197          4,688,927     (380,750)         44,824,374

Class A Shares                            38,605,351          4,273,525     (347,096)         42,531,780
Class B Shares                             1,403,728            286,829      (23,381)          1,667,176
Class C Shares                               507,118            128,573      (10,273)            625,418

Net Assets:

Class A Shares                         $ 453,981,230       $ 46,182,308     ($27,909)      $ 500,135,629
Class B Shares                            16,506,985          3,098,612      ($1,435)         19,604,162
Class C Shares                             5,963,492          1,391,439        ($598)          7,354,333

Net asset value per share:

Class A Shares                                $11.76             $10.81                           $11.76
Class B Shares                                $11.76             $10.80                           $11.76
Class C Shares                                $11.76             $10.82                           $11.76

Offering price per share:

Class A Shares                                $12.31             $11.32                           $12.31

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended August 31, 2005
(Unaudited)

                                                                                           Delaware Tax-Free
                                                           Delaware                            USA Fund
                                         Delaware Tax-     Tax-Free Missouri  Pro Forma        Pro Forma
                                         Free USA Fund     Insured Fund       Adjustments      Combined
                                        ----------------  -----------------   -----------  -----------------

Investment Income
   Interest income                         $ 25,231,691      $ 2,598,108          $ -        $ 27,829,799
                                        ----------------  -----------------   -----------  -----------------

Expenses
   Management fees                            2,621,345          256,217       18,368 (A)       2,895,930
   Distribution expenses - Class A            1,229,782          115,325     (194,110)(B)       1,150,997
   Distribution expenses - Class B              189,661           38,115                          227,776
   Distribution expenses - Class C               58,662           13,598                           72,260
   Dividend disbursing and transfer
    agent fees and expenses                     307,953           33,637                          341,590
   Accounting and administration expenses       165,019           17,708                          182,727
   Reports and statements to shareholders        98,828           12,797      (49,428)(C)          62,197
   Legal and professional fees                   78,207           22,473      (16,772)(C)          83,908
   Registration fees                             55,087            2,789       (2,789)(C)          55,087
   Insurance fees                                30,506            3,615                           34,121
   Trustees' fees                                24,809            2,430                           27,239
   Custodian fees                                17,682            3,264       (1,981)(C)          18,965
   Pricing fees                                   4,179            3,408       (3,408)(C)           4,179
   Taxes (other than taxes on income)             2,785              149                            2,934
   Other                                         17,445              833                           18,278
                                        ----------------  -----------------   -----------  -----------------
                                              4,901,950          526,358     (250,120)          5,178,188
   Less expenses absorbed or waived            (375,304)         (11,390)     (47,429)(D)        (434,123)
   Less waived distribution expenses -
    Class A                                    (194,110)               -      194,110 (B)               -
   Less expenses paid indirectly                (12,079)             (60)          60 (C)         (12,079)
                                        ----------------  -----------------   -----------  -----------------
   Total expenses                             4,320,457          514,908     (103,379)          4,731,986
                                        ----------------  -----------------   -----------  -----------------

Net Investment Income                         20,911,234        2,083,200     103,379          23,097,813
                                        ----------------  -----------------   -----------  -----------------

Net Realized and Unrealized Gain/(Loss) on Investments:

   Net realized gain on investments           2,541,488          130,115            -           2,671,603
   Change in unrealized appreciation/
    (depreciation) of investments             9,862,168          380,933            -          10,243,101
                                        ----------------  -----------------   -----------  -----------------
Net Realized and Unrealized Gain on
  Investments                                12,403,656          511,048            -          12,914,704

Change in Net Assets Resulting from
 Operations                                $ 33,314,890      $ 2,594,248    $ 103,379        $ 36,012,517
                                        ================  =================   ===========  =================

(A)  Increase to reflect higher management fee for the surviving fund.
(B)  Updated to reflect revised  Delaware  Tax-Free USA Class A distribution fee schedule, effective April 21, (2006.)
(C)  Decrease to reflect appropriate expense levels by merging the funds.
(D)  Increase to reflect appropriate expense levels by merging the funds.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
Pro Forma Notes to Financial Statements
August 31, 2005 (Unaudited)

Delaware Group Tax-Free Fund (the "Trust") is organized as a Delaware  statutory trust and offers three series: Delaware Tax-Free Insured Fund, Delaware Tax-Free
USA Fund and Delaware Tax-Free USA Intermediate Fund. These financial statements and related  notes pertain to the Delaware  Tax-Free USA Fund (the "Fund").  The
Trust is an open-end investment company. The Fund is considered  non-diversified under the Investment  Company Act of 1940, as amended.  The Fund offers Class A,
Class B, Class C shares.  Class A shares are sold with a front-end  sales charge of up to 4.50%. Class B shares are sold with a contingent  deferred sales charge that  declines from 4.00% to zero  depending  upon the period of time the shares are  held.  Class B shares  will  automatically  convert  to Class A shares on a quarterly basis  approximately  eight years after  purchase.  Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first
12 months.

The investment objective of the Fund is to seek a high level of current interest income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital.

1.   Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the  proposed  acquisition  of Delaware  Tax-Free  Missouri  Insured  Fund by
Delaware  Tax-Free  USA  Fund,  as if such  acquisition  had  taken  place as of
September 1, 2004.

Under the  terms of the Plan of  Reorganization,  the  combination  of  Delaware
Tax-Free  Missouri Insured Fund and Delaware Tax-Free USA Fund will be accounted for by a method of accounting for tax-free mergers of investment companies.  The acquisition  would be accomplished by an acquisition (the  "Transaction") of the net assets of Delaware  Tax-Free Missouri Insured Fund in exchange for shares of the Delaware  Tax-Free USA Fund at net asset value.  The statement of assets and liabilities  and the  related  statement  of  operations  of  Delaware  Tax-Free
Missouri  Insured Fund and Delaware  Tax-Free USA Fund have been  combined as of and for the twelve months ended August 31, 2005.

The  accompanying pro forma financial  statements  should be read in conjunction with the  financial  statements  of Delaware  Tax-Free  Insured  Fund,  Delaware
Tax-Free  Missouri  Insured  Fund,  Delaware  Tax-Free  Oregon  Insured Fund and
Delaware  Tax-Free  USA Fund  included in their  annual  report dated August 31,
2005.

The following notes refer to the accompanying pro forma financial  statements as if the above-mentioned acquisition of Delaware Tax-Free Missouri Insured Fund by
Delaware Tax-Free USA Fund had taken place as of September 1, 2004.

2.   Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security  Valuation - Long-term  debt  securities  are valued by an  independent pricing  service and such prices are  believed to reflect the fair value of such securities.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates  market value. Other securities and assets for which market  quotations are not readily available are valued at fair value as  determined  in good faith under the  direction  of the Fund's Board of
Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into  consideration,  such as market closures, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal  Income  Taxes - The Fund  intends to  continue  to qualify  for federal income tax  purposes as a regulated  investment  company and make the  requisite distributions  to  shareholders.  Accordingly,  no provision for federal  income taxes has been made in the financial statements.

Class  Accounting - Investment  income and common  expenses are allocated to the classes of the Fund on the basis of  "settled  shares" of each class in relation to the  net  assets  of  the  Fund.  Realized  and  unrealized  gain  (loss)  on investments  is  allocated  to the  various  classes of the Fund on the basis of daily net assets of each  class.  Distribution  expenses  relating to a specific class are charged directly to that class.

Use of Estimates - The  preparation of financial  statements in conformity  with
U.S.  generally  accepted  accounting  principles  requires  management  to make estimates  and  assumptions  that  affect  the  reported  amounts  of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware  Investments  Family of
Funds  are  allocated  amongst  the funds on the basis of  average  net  assets.
Management fees and some other expenses are paid monthly.  Security transactions are recorded on the date the  securities  are  purchased  or sold (trade  date).
Costs used in  calculating  realized  gains and losses on the sale of investment securities  are  those of the  specific  securities  sold.  Interest  income  is recorded on the accrual basis.  Discounts and premiums are amortized to interest income over the lives of the respective securities.  The Fund declares dividends daily from net investment  income and pays such  dividends  monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund may receive  earnings  credits from its  custodian  when  positive cash balances are  maintained,  which are used to offset  custody fees.  The earnings credits for the twelve months ended August 31, 2005 were approximately  $12,079.
The  expenses  paid under the above  arrangement  is included in the  "custodian fees"  expense  caption on the Statement of  Operations  with the  corresponding expense offset shown as "expenses paid indirectly."

3.   Allocation of Transaction Costs
The total costs of the Transaction  between  Tax-Free  Missouri Insured Fund and
Tax-Free  USA Fund are  estimated to be $44,913.  The costs of the  Transaction, including  costs of  soliciting  proxies  in  connection  with  the  shareholder meeting,  will be shared by the following parties in the percentages  indicated:
33.33% by Tax-Free Missouri Insured Fund, 33.33% by Tax-Free USA Fund and 33.34%
by Delaware Management Company, a series of Delaware Management Business Trust.

4.   Investment  Management,  Administration  Agreements and Other  Transactions
with Affiliates
In accordance with the terms of its investment  management  agreement,  the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business
Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund,
0.50% on the next $500  million,  0.45% on the next $1.5  billion  and 0.425% on average daily net assets in excess $2.5 billion.

DMC has  contractually  agreed to waive that portion,  if any, of its management fee and  reimburse  the Fund to the  extent  necessary  to  ensure  that  annual
operating  expenses,   exclusive  of  taxes,  interest,  brokerage  commissions,
distribution  fees, and extraordinary  expenses,  do not exceed 0.62% of average daily net assets of the Fund for at least one year after the Closing Date.

Delaware Service Company,  Inc. (DSC), an affiliate of DMC, provides accounting, administration,  dividend disbursing and transfer agent services.  Effective May
19, 2005,  each Fund pays DSC a monthly fee computed at the annual rate of 0.04%
of each  Fund's  average  daily net assets  for  accounting  and  administration services.  Prior to May 19,  2005,  the Fund  paid DSC a  monthly  fee  based on average net assets subject to certain minimums for accounting and administration services.  The Fund paid DSC a monthly  fee based on the  number of  shareholder accounts for dividend disbursing and transfer agent services.

Pursuant  to a  distribution  agreement  and  distribution  plan,  the Fund pays
Delaware Distributors,  L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares  and 1.00% of the  average  daily net assets of the
Class  B and C  shares.  The  Board  of  Trustees  has  adopted  a  formula  for calculating  12b-1 plan fees for Class A shares that went into effect on June 1,
1992. The total 12b-1 fees to be paid by Class A  shareholders  of the Fund will be the sum of 0.10% of the  average  daily net assets  representing  shares that were  acquired  prior to June 1, 1992 and 0.25% of the average  daily net assets representing  shares that were  acquired  on or after June 1, 1992.  All Class A shareholders  will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust.
These officers and trustees are paid no compensation by the Fund.

5.   Line of Credit
The Fund, along with certain other funds in the Delaware  Investments  Family of
Funds (the  "Participants"),  participates  in a $177,300,000  revolving line of credit facility to be used for temporary or emergency  purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual  commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The
Fund had no amount  outstanding as of August 31, 2005, or at any time during the period.

6.   Credit and Market Risks
The Fund concentrates  it's investments in securities issued by  municipalities.
The value of these  investments  may be  adversely  affected by new  legislation within the states,  regional or local economic conditions,  and differing levels of supply and demand for municipal bonds. Many  municipalities  insure repayment for their  obligations.  Although bond insurance reduces the risk of loss due to default by an issuer,  such bonds  remain  subject to the risk that market value may  fluctuate  for other  reasons and there is no assurance  that the insurance company will meet its obligations.  These securities have been identified in the
Statements of Net Assets.

The Fund may invest in inverse floating rate securities ("inverse floaters"),  a type of derivative  tax-exempt  obligation  with  floating or variable  interest rates that move in the opposite direction of short-term interest rates,  usually at an accelerated  speed.  Consequently,  the market values of inverse  floaters will  generally  be  more  volatile  than  other  tax-exempt  investments.  Such securities are denoted on the Statements of Net Assets.

The Fund may invest a portion of its total assets in illiquid securities,  which may include  securities  with  contractual  restrictions  on resale,  securities exempt  from  registration  under Rule 144A of the  Securities  Act of 1933,  as amended, and other securities which may not be readily marketable.  The relative illiquidity of these  securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At
August 31, 2005,  there were no Rule 144A securities and no securities have been
determined  to  be  illiquid  under  the  Funds'  liquidity  procedures.   While
maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining  whether individual  securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

7.   Pre-Refunded Bonds
The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds.  Under  current  federal  tax  laws  and  regulations,  state  and  local government borrowers are permitted to refinance outstanding bonds by issuing new bonds.  The issuer  refinances the  outstanding  debt to either reduce  interest costs or to remove or alter  restrictive  covenants  imposed by the bonds  being refinanced.  A refunding  transaction  where the municipal  securities are being refunded  within 90 days or less from the  issuance  of the  refunding  issue is known as a "current refunding".  "Advance refunded bonds" are bonds in which the refunded  bond issue  remains  outstanding  for more than 90 days  following the issuance of the refunding  issue. In an advance  refunding,  the issuer will use the proceeds of a new bond issue to purchase  high grade  interest  bearing debt securities which are then deposited in an irrevocable  escrow account held by an escrow agent to secure all future  payments of  principal  and interest and bond premium of the advance  refunded bond. Bonds are "escrowed to maturity" when the proceeds  of  the  refunding  issue  are  deposited  in an  escrow  account  for investment  sufficient  to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are  considered  "pre-refunded"  when the refunding  issue's  proceeds are escrowed  only until a permitted  call date or dates on the refunded  issue with the refunded issue being redeemed at the time,  including any required  premium.
Bonds become  "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative  source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates.  Escrowed  secured bonds will often receive a rating of
AAA from  Moody's,  S&P,  and/or Fitch due to the strong  credit  quality of the escrow  securities and the irrevocable  nature of the escrow deposit  agreement.
Tax Free Insured Funds will  purchase  escrow  secured bonds without  additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

8.   Contractual Obligations
The Fund enters into  contracts in the normal  course of business that contain a
variety  of   indemnifications.   The  Fund's   maximum   exposure  under  these
arrangements  is unknown.  However,  the Fund has not had prior claims or losses pursuant  to these  contracts.  Management  has  reviewed  the  Fund's  existing contracts and expects the risk of loss to be remote.

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005                                                           % of Total
(Unaudited)                                                                     Investments
                                                                                (Pro Forma         Delaware Tax-Free USA Fund
                                                                                Combined)              Par     Market Value
                                                                               -------------   ---------------------------------
                                                                               -------------   ---------------------------------

Municipal Bonds                                                                     96.21%
Airline Revenue Bonds                                                                0.64%
Minneapolis/St. Paul Metropolitan Airports Commission Special
   Facilities Revenue (Northwest Airlines, Inc. Project) Series A 7.00%
   4/1/25 (AMT)                                                                                     $1,300,000       $1,187,862
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
   Corp.) 7.35% 12/1/11                                                                              2,250,000        2,252,880
                                                                                                               -----------------
                                                                                                                      3,440,742
                                                                                                               -----------------

Airport Revenue Bonds                                                                1.79%
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
   Acquistion Project) 5.75% 1/1/32 (AMT)                                                            2,500,000        2,542,200
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
   Project) 6.75% 1/1/32 (AMT)                                                                       2,395,000        2,431,931
Dallas-Fort Worth, Texas International Airport Revenue Series A
   5.50% 11/1/31 (FGIC)(AMT)                                                                                 0                0
Grapevine, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.50% 1/1/24 (AMT)                                                                           920,000          966,892
Houston, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.375% 1/1/23 (AMT)                                                                        2,000,000        2,087,100
                                                                                                               -----------------
                                                                                                                      8,028,123
                                                                                                               -----------------

City General Obligation Bonds                                                        3.75%
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)                                           0                0
New York City, New York
   Series H 6.125% 8/1/25                                                                            4,245,000        4,511,798
   Series I 5.125% 3/1/23                                                                            5,875,000        6,262,398
   Series J 5.25% 6/1/28                                                                             5,400,000        5,817,690
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                                            0                0
                                                                                                               -----------------
                                                                                                                     16,591,886
                                                                                                               -----------------

Continuing Care/Retirement Revenue Bonds                                             1.76%
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
   Series A 5.25% 6/1/34                                                                             3,000,000        3,148,440
Delaware County, Pennsylvania Industrial Development Authority
   Revenue Care Institute (Main Line Care Institute Project) 9.00%
   8/1/31                                                                                            1,777,611        1,718,719
Gainesville & Hall County, Georgia Development Authority Revenue
   (Lanier Village Estates Project) Series C 7.25% 11/15/29                                          1,000,000        1,115,810
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
   Communities) Series A 6.625% 8/15/30                                                              2,000,000        2,172,740
                                                                                                               -----------------
                                                                                                                      8,155,709
                                                                                                               -----------------

Corporate-Backed Revenue Bonds                                                       3.12%
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
   Express Corp. Project) 6.375% 4/1/21 (AMT)                                                        2,000,000        2,079,660
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project)
   5.90% 10/1/26                                                                                     1,695,000        1,721,086
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)
   7.00% 8/1/17 (AMT)                                                                                  800,000          228,000
Indianapolis, Indiana Airport Authority Revenue (Federal Express
   Corp. Project) 5.10% 1/15/17 (AMT)                                                                2,000,000        2,120,260
Phenix City, Alabama Industrial Development Board Environmental Improvement
   Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)                          3,000,000        3,260,430
Puerto Rico Industrial, Medical & Environmental Pollution Control
   Facilities Financing Authority Revenue (PepsiCo, Inc. Project) 6.25%
   11/15/13                                                                                          1,250,000        1,303,338
Richmond County, Georgia Development Authority Environmental
   Improvement Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)                       5,000,000        5,299,800
                                                                                                               -----------------
                                                                                                                     16,012,574
                                                                                                               -----------------

Dedicated Tax & Fees Revenue Bonds                                                   4.38%
Bi-State Development Agency Missouri, Illinois Metropolitan District (Metrolink
   Cross County Project) Series B 5.00% 10/1/32 (FSA)                                                1,000,000        1,058,180
Massachusetts School Building Authority (Ax Revser) Series A 5.00% 8/15/30 (FSA)                    10,000,000       10,716,800
New Jersey Economic Development Authority (Cigarette Tax)
   5.50% 6/15/331                                                                                            0                0
   5.75% 6/15/34                                                                                     2,000,000        2,151,860
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31                         5,000,000        5,267,150
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                                   0                0
Tampa, Florida Sports Authority Revenue (Tampa Bay Arena Project)
   Sales Tax 5.75% 10/1/20 (MBIA)                                                                            0                0
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16                            1,000,000        1,019,300
                                                                                                               -----------------
                                                                                                                     20,213,290
                                                                                                               -----------------

Escrowed to Maturity Bonds                                                           7.71%
Louisiana Public Facilities Authority Hospital Revenue (Southern
   Baptist Hospital, Inc.) 8.00% 5/15/12                                                             5,555,000        6,476,408
New Jersey State Highway Authority Garden State Parkway General
   Revenue (Senior Parkway) (FGIC)
   5.50% 1/1/14 (FGIC)                                                                               5,000,000        5,715,200
   5.50% 1/1/15 (FGIC)                                                                               7,310,000        8,405,477
   5.50% 1/1/16 (FGIC)                                                                                       0                0
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                               13,535,000       16,953,399
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                               2,200,000        2,833,490
                                                                                                               -----------------
                                                                                                                     40,383,974
                                                                                                               -----------------

Higher Education Revenue Bonds                                                       9.80%
Amherst, New York Industrial Development Agency Civic Facilities Revenue
   (UBF Faculty Student Housing) Series A 5.75% 8/1/30 (AMBAC)                                               0                0
Chattanooga Tennessee Health Educational & Housing Facilities
   Board Revenue Series A 5.125% 10/1/35                                                             3,500,000        3,535,560
Illinois Educational Facilities Authority Student Housing Revenue
   (Educational Advancement Fund-University Center Project)
   6.25% 5/1/30                                                                                      5,000,000        5,420,200
   6.25% 5/1/34                                                                                              0                0
Maryland State Economic Development Corporation, Student Housing
   Revenue (University of Maryland College Park Project) 5.625% 6/1/35                               1,125,000        1,192,601
Massachusetts State Development Finance Agency Revenue
   (Massachusetts College of Pharmacy Project) Series C 5.75% 7/1/33                                         0                0
Massachusetts State Industrial Finance Agency Revenue Higher
   Education (Clark University Project) 6.10% 7/1/16                                                         0                0
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
   6.00% 10/1/17                                                                                     1,000,000        1,071,430
   6.125% 10/1/29                                                                                    1,000,000        1,064,460
Milledgeville-Baldwin County, Georgia Development Authority Revenue
   (Georgia College & State University Foundation Project) 6.00% 9/1/33                              1,000,000        1,092,630
New Hampshire Higher Educational & Health Facilities Authority
   Revenue (New Hampton School Issue) 5.375% 10/1/28                                                 3,070,000        3,025,946
New Jersey State Educational Facilities Authority Revenue (Stevens
   Institute of Technology) Series B 5.25% 7/1/24                                                    2,085,000        2,204,825
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
   Floater 6.465% 5/15/15 (MBIA)                                                                    20,000,000       23,918,200
New York State Dormitory Authority Revenue (Fashion Institute
   Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                                                0                0
Oregon State Facilities Authority Revenue
   (College Independent Student Housing Project)
   Series A 5.25% 7/1/30 (XLCA)                                                                              0                0
Pennsylvania State Higher Educational Facilities Authority Revenue
   (Widener University) 5.375% 7/15/29                                                                       0                0
University Massachusetts Building Authority Revenue
   (Refunding-Senior) Series 2 5.00% 11/1/25 (AMBAC)                                                         0                0
University of Central Florida Athletics Association Certificates of
   Participation Series A 5.25% 10/1/34 (FGIC)                                                               0                0
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                                1,000,000        1,060,090
                                                                                                               -----------------
                                                                                                                     43,585,942
                                                                                                               -----------------

Hospital Revenue Bonds                                                              11.08%
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
   (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                                            3,000,000        3,184,110
Cando, North Dakota Nursing Facility Revenue (Towner County
   Medical Center Project) 7.125% 8/1/22                                                             1,000,000        1,011,810
Chatham County, Georgia Hospital Authority Revenue (Memorial
   Health Medical Center) Series A 6.125% 1/1/24                                                     1,000,000        1,099,650
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
   Series A 5.50% 1/1/29                                                                             7,500,000        8,064,300
Duluth Economic Development Authority Health Care Facilities
   Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                             5,825,000        6,123,007
Florence County, South Carolina Hospital Revenue (McLeod Regional
   Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                              2,355,000        2,558,189
Henrico County, Virginia Economic Development Authority Revenue
   (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                                         3,140,000        3,344,571
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
   Healthcare Project) 5.625% 1/1/28                                                                 2,000,000        2,141,020
Knox County, Tennessee Health Educational & Housing Facilities
   Board Hospital Revenue (East Tennessee Hospital Project) Series B
   5.75% 7/1/33                                                                                              0                0
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
   Foundation Project) Series B 5.50% 5/15/32                                                        1,500,000        1,558,530
Maryland State Health & Higher Educational Facilities Authority
   Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                                          2,345,000        2,420,063
Michigan State Hospital Finance Authority Revenue
    (Ascension HealthCredit Group) Series B 5.25% 11/15/26                                           3,500,000        3,718,925
   (Oakwood Obligation Group) Series A 5.75% 4/1/32                                                  2,500,000        2,688,000
   (Trinity Health Credit) Series C 5.375% 12/1/30                                                   6,000,000        6,380,400
Multnomah County, Oregon Hospital Facilities Authority Revenue
   (Providence Health System) 5.25% 10/1/22                                                          3,000,000        3,278,370
New York State Dormitory Authority (Catholic Health Services of Long
   Island- St. Francis Hospital Project) 5.10% 7/1/34                                                2,500,000        2,584,600
North Carolina Medical Care Commission Hospital Revenue
   (Northeast Medical Center Project) 5.125% 11/1/34                                                 1,250,000        1,320,963
Prince William County, Virgina Industrial Development Authority
   Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                           1,750,000        1,864,328
South Miami, Florida Health Facilities Authority Hospital  Revenue
   (Baptist Health South Florida Group) 5.25% 11/15/33                                               4,000,000        4,198,840
                                                                                                               -----------------
                                                                                                                     57,539,676
                                                                                                               -----------------

Investor Owned Utilities Revenue Bonds                                               9.40%
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
   Project) Series B 6.30% 7/1/32 (AMT)                                                              3,500,000        3,797,640
Clark County, Nevada Industrial Development Revenue (Nevada
   Power Co. Project) Series C 7.20% 10/1/22                                                         8,000,000        8,127,199
Mason County, West Virginia Pollution Control Revenue (Appalachian
   Power Co. Project) Series K 6.05% 12/1/24 (AMBAC)                                                         0                0
Midland County, Michigan Economic Development Subordinate Limited
   Obligation (Midland Congeneration Project) Series A 6.875% 7/23/09 (AMT)                          3,050,000        3,206,008
Mississippi Business Finance Corporation Pollution Control Revenue
   (System Energy Resources, Inc. Project) 5.90% 5/1/22                                              3,000,000        3,084,480
Pennsylvania Economic Development Financing (Reliant Energy)
   Series B 6.75% 12/1/36 (AMT)                                                                      3,250,000        3,508,310
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
   Light Co. Project)
   6.375% 11/2/29 (AMT)                                                                              4,250,000        4,555,703
   6.625% 12/1/24                                                                                    4,500,000        4,600,845
Port Morrow, Oregon Pollution Control Revenue (Portland General
   Electric Co.) Series A 5.20% 5/1/33                                                               2,000,000        2,089,520
Sabine, Texas River Authority Pollution Control Revenue
   (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                             4,000,000        4,145,760
South Carolina Jobs Economic Development Authority Industrial
   Revenue (South Carolina Electric & Gas Co. Project) Series B
   5.45% 11/1/32 (AMBAC)(AMT)                                                                                0                0
Suffolk County, New York Industrial Agency Development Revenue
   (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                               3,500,000        3,667,790
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
   Power Co. Project) Series A 6.05% 7/15/26                                                         5,000,000        5,190,600
                                                                                                               -----------------
                                                                                                                     45,973,855
                                                                                                               -----------------

Miscellaneous Revenue Bonds                                                          0.99%
Middlesex County, New Jersey Improvement Authority Senior Revenue
   (Heldrich Center Hotel/Conference Project) Series A
   5.00% 1/1/32                                                                                      1,500,000        1,508,235
   5.125% 1/1/37                                                                                     1,500,000        1,513,740
Wisconsin Center District Tax Revenue (Junior Dedicated)
   5.25% 12/15/23 (FSA)                                                                              2,000,000        2,326,240
                                                                                                               -----------------
                                                                                                                      5,348,215
                                                                                                               -----------------

Multifamily Housing Revenue Bonds                                                    1.98%
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A
   5.80% 5/20/44 (GNMA)(AMT)                                                                                 0                0
Illinois Development Finance Authority Revenue (Section 8) Series A
   5.80% 7/1/28 (FHA)(MBIA)                                                                                  0                0
Illinois Housing Development Authority Multi Family Revenue (Crystal
    Lake Preservation) Series A-1 5.80% 12/20/41 (GNMA)                                                      0                0
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
   (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                                        1,455,000        1,545,254
North Dakota State Housing Finance Agency Multifamily Revenue
   Series A 6.15% 12/1/17 (FNMA)                                                                     1,300,000        1,330,758
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
   6.00% 12/1/31 (GNMA)(AMT)                                                                         1,500,000        1,547,415
                                                                                                               -----------------
                                                                                                                      4,423,427
                                                                                                               -----------------

Municipal Lease Revenue Bonds                                                        5.32%
Alexandria, Virginia Industrial Development Authority Revenue
   (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                                   5,000,000        5,618,500
California State Public Works Board (Department of General
   Services-Butterfield) Series A 5.25% 6/1/30                                                       2,750,000        2,972,035
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue
   Series 2005A 5.00% 6/1/21 (AMBAC)                                                                         0                0
   Series A 5.00% 6/1/45 (AMBAC)                                                                    10,000,000       10,434,600
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                                  350,000          333,907
Loudoun County, Virginia Industrial Development Authority Public
   Safety Facility Lease Revenue Series A 5.25% 12/15/23 (FSA)                                               0                0
Missouri State Development Finance Board Infrastructure Facilities
   Revenue (Branson Landing Project) Series A
   5.25% 12/1/19                                                                                     1,000,000        1,061,860
   5.50% 12/1/24                                                                                       980,000        1,047,973
   5.625% 12/1/28                                                                                    2,930,000        3,146,498
                                                                                                               -----------------
                                                                                                                     24,615,373
                                                                                                               -----------------

Political Subdivision General Obligation Bonds                                       0.11%
St. Clair County, Michigan 5.00% 4/1/21 (AMBAC)                                                              0                0
                                                                                                               -----------------
                                                                                                                              -
                                                                                                               -----------------

§Pre-Refunded Bonds - 12.21%                                                       9.13%
Cudahy, Wisconsin Community Development Authority Lease
   Revenue 6.00% 6/1/11-06                                                                           1,000,000        1,023,420
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue Series B
   5.50% 6/1/43-13                                                                                   7,500,000        8,519,850
   5.625% 6/1/38-13                                                                                  7,500,000        8,583,074
Jackson, Ohio Local School District (Stark & Summit Counties)
   School Facilities Construction & Improvement 5.625% 12/1/25-10  (FSA)                                     0                0
Michigan State Hospital Finance Authority Revenue (Genesys Health
   Systems) Series A
   7.50% 10/1/27-05                                                                                  8,130,000        8,161,544
   8.125% 10/1/21-05                                                                                 4,000,000        4,097,200
Mississippi Development Bank Special Obligation (Madison County
   Hospital Project) 6.30% 7/1/22-09                                                                 2,070,000        2,337,527
New York City, New York Series H 6.125% 8/1/25-07                                                      755,000          808,401
Payne County, Oklahoma Economic Development Authority Student
   Housing Revenue (Collegiate Housing Foundation-Oklahoma State
   University) Series A 6.375% 6/1/30-11                                                             4,000,000        4,623,760
Puerto Rico Commonwealth Public Improvement Series A
   5.125% 7/1/31-11                                                                                  3,495,000        3,849,288
   5.375% 7/1/21-07 (MBIA)                                                                              50,000           52,954
Southeast Wisconsin Professional Baseball Park District Sales Tax
   Revenue 5.80% 12/15/26-07 (MBIA)                                                                  1,000,000        1,051,950
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                                                   0                0
Wisconsin Housing & Economic Developing Authority Revenue
   6.10% 6/1/21-17 (FHA)                                                                               835,000          948,877
                                                                                                               -----------------
                                                                                                                     44,057,845
                                                                                                               -----------------

Public Power Revenue Bonds                                                           2.99%
Salt River Project Arizona Agriculture Improvement & Power District
   Electric Revsalt River Project Series A 5.00% 1/1/35                                             15,000,000       16,107,450
                                                                                                               -----------------
                                                                                                                     16,107,450
                                                                                                               -----------------

Public Utility District Revenue Bonds                                                2.94%
Chelan County, Washington Public Utilities District #001Consolidated
   Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                                 5,000,000        5,333,950
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                                     10,000,000       10,531,300
                                                                                                               -----------------
                                                                                                                     15,865,250
                                                                                                               -----------------

School District General Obligation Bonds                                             0.93%
Kenowa Hills, Michigan Public Schools Refunding 5.00% 5/1/25 (FGIC)                                          0                0
Lewisville, Texas Independent School District Permanent School Fund
   6.15% 8/15/21                                                                                     2,160,000        2,382,286
Pomona, California United School District Series A 6.55% 8/1/29 (MBIA)                                       0                0
South Redford, Michigan School District 5.00% 5/1/21 (FGIC)                                                  0                0
                                                                                                               -----------------
                                                                                                                      2,382,286
                                                                                                               -----------------

Single Family Housing Revenue Bonds                                                  0.27%
New Mexico Mortgage Finance Authority
   Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                                        310,000          313,896
   Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                                  265,000          275,873
New Mexico Mortgage Finance Authority Single Family Mortgage
   Program Series C 6.20% 7/1/26 (GNMA)(FNMA)                                                                0                0
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
   6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                                     215,000          215,858
Utah State Housing Finance Agency Single Family Mortgage Series A-2
   7.20% 1/1/27 (FHA)(VA)(AMT)                                                                          20,000           20,431
                                                                                                               -----------------
                                                                                                                        826,058
                                                                                                               -----------------

Tax Increment / Special Assessment Bonds                                             0.20%
Midtown Miami, Florida Community Development District Special
   Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                                  1,000,000        1,074,170
                                                                                                               -----------------
                                                                                                                      1,074,170
                                                                                                               -----------------

Territorial General Obligation Bonds                                                 1.98%
Puerto Rico Commonwealth Public Improvement Series A
   5.50% 7/1/19 (MBIA)                                                                               8,000,000        9,485,520
                                                                                                               -----------------
                                                                                                                      9,485,520
                                                                                                               -----------------

Territorial Revenue Bonds                                                            9.43%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
   Series E 5.50% 7/1/19 (FSA)                                                                               0                0
   Series G 5.00% 7/1/42                                                                             6,750,000        7,063,335
Puerto Rico Commonwealth Industrial Development Company
   General Purpose Revenues Series B 5.375% 7/1/16                                                   1,000,000        1,056,880
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
   Revser B 5.00% 7/1/41                                                                             8,000,000        8,436,240
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                                   6,880,000        7,209,483
Puerto Rico Electric Power Authority Power Revenue
   Series II 5.25% 7/1/31                                                                            6,000,000        6,448,980
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
   Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                                     1,240,000        1,268,867
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
   Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
   6.25% 7/1/24 (MBIA)                                                                               1,200,000        1,220,424
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
   Series I 5.25% 7/1/33                                                                            12,000,000       12,948,720
   Series J 5.00% 7/1/36 (AMBAC)                                                                             0                0
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                               510,000          526,422
                                                                                                               -----------------
                                                                                                                     46,179,351
                                                                                                               -----------------

Turnpike / Toll Road Revenue Bonds                                                   1.80%
Ohio State Turnpike Commission Revenue Series A
   5.50% 2/15/24 (FGIC)                                                                              5,000,000        6,012,350
   5.50% 2/15/26 (FGIC)                                                                              2,590,000        3,135,325
Pennsylvania State Turnpike Commission Series A 5.00% 12/1/34 (AMBAC)                                        0                0
                                                                                                               -----------------
                                                                                                                      9,147,675
                                                                                                               -----------------

Water & Sewer Revenue Bonds                                                          4.70%
Atlanta, Georgia Water & Waste Water Revenue 5.00% 11/1/18 (FSA)                                             0                0
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                           3,375,000        3,692,216
Clovis, California Public Financing Authority Wastewater Revenue
   5.25% 8/1/30 (MBIA)                                                                                       0                0
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                             0                0
Green Bay, Wisconsin Water Systems Revenue Refunding and
   Improvements Bonds 5.25% 11/1/22 (FSA)                                                                    0                0
New York City, New York Municipal Water Finance Authority Water &
   Sewer System Revenue Series A 5.125% 6/15/34                                                     12,125,000       12,927,432
West Virginia State Water Development Authority Revenue (Loan
   Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                                  2,890,000        3,249,892
                                                                                                               -----------------
                                                                                                                     19,869,540
                                                                                                               -----------------
Total Municipal Bonds                                                                                               459,307,931
                                                                                                               -----------------

Short-Term Investments                                                               3.79%
oVariable Rate Demand Notes                                                          3.79%
Chester County, Pennsylvania Industrial Development Authority
   Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                                6,000,000        6,000,000
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                                4,400,000        4,400,000
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
   (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                                 9,000,000        9,000,000
                                                                                                               -----------------
                                                                                                                     19,400,000
                                                                                                               -----------------
Total Short-Term Investments                                                                                         19,400,000
                                                                                                               -----------------

                                                                                                               -----------------
Total Investments at Market                                                        100.00%                          478,707,931
                                                                                                               -----------------

Total Investments at Cost                                                                                           441,884,365
                                                                                                               -----------------

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)
                                                                                    Delaware Tax Free Insured Fund
                                                                                        Par         Market Value
                                                                                   ---------------------------------
                                                                                   ---------------------------------

Municipal Bonds
Airline Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports Commission Special
   Facilities Revenue (Northwest Airlines, Inc. Project) Series A 7.00%
   4/1/25 (AMT)                                                                                $0                $0
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
   Corp.) 7.35% 12/1/11                                                                         0                 0
                                                                                                  -----------------
                                                                                                                  -
                                                                                                  -----------------

Airport Revenue Bonds
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
   Acquistion Project) 5.75% 1/1/32 (AMT)                                                       0                 0
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
   Project) 6.75% 1/1/32 (AMT)                                                                  0                 0
Dallas-Fort Worth, Texas International Airport Revenue Series A
   5.50% 11/1/31 (FGIC)(AMT)                                                            1,500,000         1,602,780
Grapevine, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.50% 1/1/24 (AMT)                                                                    0                 0
Houston, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.375% 1/1/23 (AMT)                                                                   0                 0
                                                                                                  -----------------
                                                                                                          1,602,780
                                                                                                  -----------------

City General Obligation Bonds
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)                      1,250,000         1,410,225
New York City, New York
   Series H 6.125% 8/1/25                                                                       0                 0
   Series I 5.125% 3/1/23                                                                       0                 0
   Series J 5.25% 6/1/28                                                                        0                 0
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                       2,000,000         2,229,660
                                                                                                  -----------------
                                                                                                          3,639,885
                                                                                                  -----------------

Continuing Care/Retirement Revenue Bonds
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
   Series A 5.25% 6/1/34                                                                1,275,000         1,338,087
Delaware County, Pennsylvania Industrial Development Authority
   Revenue Care Institute (Main Line Care Institute Project) 9.00%
   8/1/31                                                                                       0                 0
Gainesville & Hall County, Georgia Development Authority Revenue
   (Lanier Village Estates Project) Series C 7.25% 11/15/29                                     0                 0
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
   Communities) Series A 6.625% 8/15/30                                                         0                 0
                                                                                                  -----------------
                                                                                                          1,338,087
                                                                                                  -----------------

Corporate-Backed Revenue Bonds
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
   Express Corp. Project) 6.375% 4/1/21 (AMT)                                                   0                 0
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project)
   5.90% 10/1/26                                                                                0                 0
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)
   7.00% 8/1/17 (AMT)                                                                           0                 0
Indianapolis, Indiana Airport Authority Revenue (Federal Express
   Corp. Project) 5.10% 1/15/17 (AMT)                                                     750,000           795,098
Phenix City, Alabama Industrial Development Board Environmental Improvement
   Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)                     0                 0
Puerto Rico Industrial, Medical & Environmental Pollution Control
   Facilities Financing Authority Revenue (PepsiCo, Inc. Project) 6.25%
   11/15/13                                                                                     0                 0
Richmond County, Georgia Development Authority Environmental
   Improvement Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)                  0                 0
                                                                                                  -----------------
                                                                                                            795,098
                                                                                                  -----------------

Dedicated Tax & Fees Revenue Bonds
Bi-State Development Agency Missouri, Illinois Metropolitan District (Metrolink
   Cross County Project) Series B 5.00% 10/1/32 (FSA)                                           0                 0
Massachusetts School Building Authority (Ax Revser) Series A 5.00% 8/15/30 (FSA)                0                 0
New Jersey Economic Development Authority (Cigarette Tax)
   5.50% 6/15/331                                                                       1,000,000         1,058,090
   5.75% 6/15/34                                                                                0                 0
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31                    0                 0
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)              1,000,000         1,103,150
Tampa, Florida Sports Authority Revenue (Tampa Bay Arena Project)
   Sales Tax 5.75% 10/1/20 (MBIA)                                                       1,000,000         1,210,050
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16                       0                 0
                                                                                                  -----------------
                                                                                                          3,371,290
                                                                                                  -----------------

Escrowed to Maturity Bonds
Louisiana Public Facilities Authority Hospital Revenue (Southern
   Baptist Hospital, Inc.) 8.00% 5/15/12                                                        0                 0
New Jersey State Highway Authority Garden State Parkway General
   Revenue (Senior Parkway) (FGIC)
   5.50% 1/1/14 (FGIC)                                                                          0                 0
   5.50% 1/1/15 (FGIC)                                                                          0                 0
   5.50% 1/1/16 (FGIC)                                                                  1,000,000         1,154,750
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                           0                 0
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                          0                 0
                                                                                                  -----------------
                                                                                                          1,154,750
                                                                                                  -----------------

Higher Education Revenue Bonds
Amherst, New York Industrial Development Agency Civic Facilities Revenue
   (UBF Faculty Student Housing) Series A 5.75% 8/1/30 (AMBAC)                          1,300,000         1,459,860
Chattanooga Tennessee Health Educational & Housing Facilities
   Board Revenue Series A 5.125% 10/1/35                                                        0                 0
Illinois Educational Facilities Authority Student Housing Revenue
   (Educational Advancement Fund-University Center Project)
   6.25% 5/1/30                                                                                 0                 0
   6.25% 5/1/34                                                                         1,000,000         1,031,210
Maryland State Economic Development Corporation, Student Housing
   Revenue (University of Maryland College Park Project) 5.625% 6/1/35                          0                 0
Massachusetts State Development Finance Agency Revenue
   (Massachusetts College of Pharmacy Project) Series C 5.75% 7/1/33                      500,000           535,695
Massachusetts State Industrial Finance Agency Revenue Higher
   Education (Clark University Project) 6.10% 7/1/16                                    1,250,000         1,296,988
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
   6.00% 10/1/17                                                                                0                 0
   6.125% 10/1/29                                                                               0                 0
Milledgeville-Baldwin County, Georgia Development Authority Revenue
   (Georgia College & State University Foundation Project) 6.00% 9/1/33                         0                 0
New Hampshire Higher Educational & Health Facilities Authority
   Revenue (New Hampton School Issue) 5.375% 10/1/28                                            0                 0
New Jersey State Educational Facilities Authority Revenue (Stevens
   Institute of Technology) Series B 5.25% 7/1/24                                               0                 0
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
   Floater 6.465% 5/15/15 (MBIA)                                                                0                 0
New York State Dormitory Authority Revenue (Fashion Institute
   Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                           1,000,000         1,104,470
Oregon State Facilities Authority Revenue
   (College Independent Student Housing Project)
   Series A 5.25% 7/1/30 (XLCA)                                                         1,000,000         1,088,440
Pennsylvania State Higher Educational Facilities Authority Revenue
   (Widener University) 5.375% 7/15/29                                                  1,000,000         1,057,070
University Massachusetts Building Authority Revenue
   (Refunding-Senior) Series 2 5.00% 11/1/25 (AMBAC)                                    1,000,000         1,082,370
University of Central Florida Athletics Association Certificates of
   Participation Series A 5.25% 10/1/34 (FGIC)                                            500,000           543,420
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                           0                 0
                                                                                                  -----------------
                                                                                                          9,199,523
                                                                                                  -----------------

Hospital Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
   (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                                       0                 0
Cando, North Dakota Nursing Facility Revenue (Towner County
   Medical Center Project) 7.125% 8/1/22                                                        0                 0
Chatham County, Georgia Hospital Authority Revenue (Memorial
   Health Medical Center) Series A 6.125% 1/1/24                                                0                 0
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
   Series A 5.50% 1/1/29                                                                        0                 0
Duluth Economic Development Authority Health Care Facilities
   Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                        0                 0
Florence County, South Carolina Hospital Revenue (McLeod Regional
   Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                 1,000,000         1,086,280
Henrico County, Virginia Economic Development Authority Revenue
   (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                                    0                 0
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
   Healthcare Project) 5.625% 1/1/28                                                            0                 0
Knox County, Tennessee Health Educational & Housing Facilities
   Board Hospital Revenue (East Tennessee Hospital Project) Series B
   5.75% 7/1/33                                                                         1,000,000         1,075,190
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
   Foundation Project) Series B 5.50% 5/15/32                                                   0                 0
Maryland State Health & Higher Educational Facilities Authority
   Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                                     0                 0
Michigan State Hospital Finance Authority Revenue
    (Ascension HealthCredit Group) Series B 5.25% 11/15/26                                      0                 0
   (Oakwood Obligation Group) Series A 5.75% 4/1/32                                             0                 0
   (Trinity Health Credit) Series C 5.375% 12/1/30                                              0                 0
Multnomah County, Oregon Hospital Facilities Authority Revenue
   (Providence Health System) 5.25% 10/1/22                                                     0                 0
New York State Dormitory Authority (Catholic Health Services of Long
   Island- St. Francis Hospital Project) 5.10% 7/1/34                                           0                 0
North Carolina Medical Care Commission Hospital Revenue
   (Northeast Medical Center Project) 5.125% 11/1/34                                            0                 0
Prince William County, Virgina Industrial Development Authority
   Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                      0                 0
South Miami, Florida Health Facilities Authority Hospital  Revenue
   (Baptist Health South Florida Group) 5.25% 11/15/33                                          0                 0
                                                                                                  -----------------
                                                                                                          2,161,470
                                                                                                  -----------------

Investor Owned Utilities Revenue Bonds
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
   Project) Series B 6.30% 7/1/32 (AMT)                                                         0                 0
Clark County, Nevada Industrial Development Revenue (Nevada
   Power Co. Project) Series C 7.20% 10/1/22                                                    0                 0
Mason County, West Virginia Pollution Control Revenue (Appalachian
   Power Co. Project) Series K 6.05% 12/1/24 (AMBAC)                                    3,000,000         3,351,840
Midland County, Michigan Economic Development Subordinate Limited
   Obligation (Midland Congeneration Project) Series A 6.875% 7/23/09 (AMT)                     0                 0
Mississippi Business Finance Corporation Pollution Control Revenue
   (System Energy Resources, Inc. Project) 5.90% 5/1/22                                         0                 0
Pennsylvania Economic Development Financing (Reliant Energy)
   Series B 6.75% 12/1/36 (AMT)                                                                 0                 0
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
   Light Co. Project)
   6.375% 11/2/29 (AMT)                                                                   750,000           803,948
   6.625% 12/1/24                                                                               0                 0
Port Morrow, Oregon Pollution Control Revenue (Portland General
   Electric Co.) Series A 5.20% 5/1/33                                                          0                 0
Sabine, Texas River Authority Pollution Control Revenue
   (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                        0                 0
South Carolina Jobs Economic Development Authority Industrial
   Revenue (South Carolina Electric & Gas Co. Project) Series B
   5.45% 11/1/32 (AMBAC)(AMT)                                                             500,000           537,630
Suffolk County, New York Industrial Agency Development Revenue
   (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                          0                 0
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
   Power Co. Project) Series A 6.05% 7/15/26                                                    0                 0
                                                                                                  -----------------
                                                                                                          4,693,418
                                                                                                  -----------------

Miscellaneous Revenue Bonds
Middlesex County, New Jersey Improvement Authority Senior Revenue
   (Heldrich Center Hotel/Conference Project) Series A
   5.00% 1/1/32                                                                                 0                 0
   5.125% 1/1/37                                                                                0                 0
Wisconsin Center District Tax Revenue (Junior Dedicated)
   5.25% 12/15/23 (FSA)                                                                         0                 0
                                                                                                  -----------------
                                                                                                                  -
                                                                                                  -----------------

Multifamily Housing Revenue Bonds
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A
   5.80% 5/20/44 (GNMA)(AMT)                                                            1,150,000         1,220,702
Illinois Development Finance Authority Revenue (Section 8) Series A
   5.80% 7/1/28 (FHA)(MBIA)                                                             2,790,000         2,899,759
Illinois Housing Development Authority Multi Family Revenue (Crystal
    Lake Preservation) Series A-1 5.80% 12/20/41 (GNMA)                                 2,000,000         2,133,140
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
   (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                                   0                 0
North Dakota State Housing Finance Agency Multifamily Revenue
   Series A 6.15% 12/1/17 (FNMA)                                                                0                 0
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
   6.00% 12/1/31 (GNMA)(AMT)                                                                    0                 0
                                                                                                  -----------------
                                                                                                          6,253,601
                                                                                                  -----------------

Municipal Lease Revenue Bonds
Alexandria, Virginia Industrial Development Authority Revenue
   (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                      1,000,000         1,123,700
California State Public Works Board (Department of General
   Services-Butterfield) Series A 5.25% 6/1/30                                                  0                 0
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue
   Series 2005A 5.00% 6/1/21 (AMBAC)                                                    1,000,000         1,061,140
   Series A 5.00% 6/1/45 (AMBAC)                                                                0                 0
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                           0                 0
Loudoun County, Virginia Industrial Development Authority Public
   Safety Facility Lease Revenue Series A 5.25% 12/15/23 (FSA)                            700,000           769,979
Missouri State Development Finance Board Infrastructure Facilities
   Revenue (Branson Landing Project) Series A
   5.25% 12/1/19                                                                                0                 0
   5.50% 12/1/24                                                                        1,000,000         1,069,360
   5.625% 12/1/28                                                                               0                 0
                                                                                                  -----------------
                                                                                                          4,024,179
                                                                                                  -----------------

Political Subdivision General Obligation Bonds
St. Clair County, Michigan 5.00% 4/1/21 (AMBAC)                                           565,000           609,737
                                                                                                  -----------------
                                                                                                            609,737
                                                                                                  -----------------

§Pre-Refunded Bonds - 12.21%
Cudahy, Wisconsin Community Development Authority Lease
   Revenue 6.00% 6/1/11-06                                                                      0                 0
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue Series B
   5.50% 6/1/43-13                                                                      1,000,000         1,135,980
   5.625% 6/1/38-13                                                                             0                 0
Jackson, Ohio Local School District (Stark & Summit Counties)
   School Facilities Construction & Improvement 5.625% 12/1/25-10  (FSA)                1,000,000         1,100,540
Michigan State Hospital Finance Authority Revenue (Genesys Health
   Systems) Series A
   7.50% 10/1/27-05                                                                     1,500,000         1,505,819
   8.125% 10/1/21-05                                                                            0                 0
Mississippi Development Bank Special Obligation (Madison County
   Hospital Project) 6.30% 7/1/22-09                                                            0                 0
New York City, New York Series H 6.125% 8/1/25-07                                               0                 0
Payne County, Oklahoma Economic Development Authority Student
   Housing Revenue (Collegiate Housing Foundation-Oklahoma State
   University) Series A 6.375% 6/1/30-11                                                        0                 0
Puerto Rico Commonwealth Public Improvement Series A
   5.125% 7/1/31-11                                                                             0                 0
   5.375% 7/1/21-07 (MBIA)                                                                      0                 0
Southeast Wisconsin Professional Baseball Park District Sales Tax
   Revenue 5.80% 12/15/26-07 (MBIA)                                                             0                 0
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                              1,250,000         1,386,075
Wisconsin Housing & Economic Developing Authority Revenue
   6.10% 6/1/21-17 (FHA)                                                                        0                 0
                                                                                                  -----------------
                                                                                                          5,128,414
                                                                                                  -----------------

Public Power Revenue Bonds
Salt River Project Arizona Agriculture Improvement & Power District
   Electric Revsalt River Project Series A 5.00% 1/1/35                                         0                 0
                                                                                                  -----------------
                                                                                                                  -
                                                                                                  -----------------

Public Utility District Revenue Bonds
Chelan County, Washington Public Utilities District #001Consolidated
   Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                            0                 0
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                                 0                 0
                                                                                                  -----------------
                                                                                                                  -
                                                                                                  -----------------
School District General Obligation Bonds
Kenowa Hills, Michigan Public Schools Refunding 5.00% 5/1/25 (FGIC)                       490,000           528,328
Lewisville, Texas Independent School District Permanent School Fund
   6.15% 8/15/21                                                                                0                 0
Pomona, California United School District Series A 6.55% 8/1/29 (MBIA)                  1,000,000         1,342,280
South Redford, Michigan School District 5.00% 5/1/21 (FGIC)                               700,000           758,548
                                                                                                  -----------------
                                                                                                          2,629,156
                                                                                                  -----------------

Single Family Housing Revenue Bonds
New Mexico Mortgage Finance Authority
   Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                                 0                 0
   Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                           0                 0
New Mexico Mortgage Finance Authority Single Family Mortgage
   Program Series C 6.20% 7/1/26 (GNMA)(FNMA)                                             630,000           643,362
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
   6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                              0                 0
Utah State Housing Finance Agency Single Family Mortgage Series A-2
   7.20% 1/1/27 (FHA)(VA)(AMT)                                                                  0                 0
                                                                                                  -----------------
                                                                                                            643,362
                                                                                                  -----------------

Tax Increment / Special Assessment Bonds
Midtown Miami, Florida Community Development District Special
   Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                             0                 0
                                                                                                  -----------------
                                                                                                                  -
                                                                                                  -----------------

Territorial General Obligation Bonds
Puerto Rico Commonwealth Public Improvement Series A
   5.50% 7/1/19 (MBIA)                                                                  1,000,000         1,185,690
                                                                                                  -----------------
                                                                                                          1,185,690
                                                                                                  -----------------

Territorial Revenue Bonds
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
   Series E 5.50% 7/1/19 (FSA)                                                          3,000,000         3,557,070
   Series G 5.00% 7/1/42                                                                        0                 0
Puerto Rico Commonwealth Industrial Development Company
   General Purpose Revenues Series B 5.375% 7/1/16                                              0                 0
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
   Revser B 5.00% 7/1/41                                                                        0                 0
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                              0                 0
Puerto Rico Electric Power Authority Power Revenue
   Series II 5.25% 7/1/31                                                                       0                 0
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
   Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                                0                 0
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
   Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
   6.25% 7/1/24 (MBIA)                                                                          0                 0
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
   Series I 5.25% 7/1/33                                                                        0                 0
   Series J 5.00% 7/1/36 (AMBAC)                                                        1,000,000         1,095,190
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                        0                 0
                                                                                                  -----------------
                                                                                                          4,652,260
                                                                                                  -----------------

Turnpike / Toll Road Revenue Bonds
Ohio State Turnpike Commission Revenue Series A
   5.50% 2/15/24 (FGIC)                                                                         0                 0
   5.50% 2/15/26 (FGIC)                                                                         0                 0
Pennsylvania State Turnpike Commission Series A 5.00% 12/1/34 (AMBAC)                     500,000           533,330
                                                                                                  -----------------
                                                                                                            533,330
                                                                                                  -----------------

Water & Sewer Revenue Bonds
Atlanta, Georgia Water & Waste Water Revenue 5.00% 11/1/18 (FSA)                        1,000,000         1,090,080
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                              1,000,000         1,093,990
Clovis, California Public Financing Authority Wastewater Revenue
   5.25% 8/1/30 (MBIA)                                                                  1,000,000         1,097,600
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                        1,000,000         1,088,900
Green Bay, Wisconsin Water Systems Revenue Refunding and
   Improvements Bonds 5.25% 11/1/22 (FSA)                                               1,000,000         1,105,180
New York City, New York Municipal Water Finance Authority Water &
   Sewer System Revenue Series A 5.125% 6/15/34                                                 0                 0
West Virginia State Water Development Authority Revenue (Loan
   Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                             0                 0
                                                                                                  -----------------
                                                                                                          5,475,750
                                                                                                  -----------------
Total Municipal Bonds                                                                                    59,091,780
                                                                                                  -----------------

Short-Term Investments
oVariable Rate Demand Notes
Chester County, Pennsylvania Industrial Development Authority
   Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                           0                 0
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                           0                 0
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
   (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                    1,000,000         1,000,000
                                                                                                  -----------------
                                                                                                          1,000,000
                                                                                                  -----------------
Total Short-Term Investments                                                                              1,000,000
                                                                                                  -----------------

                                                                                                  -----------------
Total Investments at Market                                                                              60,091,780
                                                                                                  -----------------

Total Investments at Cost                                                                                55,980,051
                                                                                                  -----------------

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)                                                                            Delaware Tax-Free USA Fund
                                                                                          Pro Forma Combined
                                                                                     Par/Shares       Market Value
                                                                                   ---------------------------------
                                                                                   ---------------------------------

Municipal Bonds
Airline Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports Commission Special
   Facilities Revenue (Northwest Airlines, Inc. Project) Series A 7.00%
   4/1/25 (AMT)                                                                        $1,300,000        $1,187,862
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
   Corp.) 7.35% 12/1/11                                                                 2,250,000         2,252,880
                                                                                                  -----------------
                                                                                                          3,440,742
                                                                                                  -----------------

Airport Revenue Bonds
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
   Acquistion Project) 5.75% 1/1/32 (AMT)                                               2,500,000         2,542,200
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
   Project) 6.75% 1/1/32 (AMT)                                                          2,395,000         2,431,931
Dallas-Fort Worth, Texas International Airport Revenue Series A
   5.50% 11/1/31 (FGIC)(AMT)                                                            1,500,000         1,602,780
Grapevine, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.50% 1/1/24 (AMT)                                                              920,000           966,892
Houston, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.375% 1/1/23 (AMT)                                                           2,000,000         2,087,100
                                                                                                  -----------------
                                                                                                          9,630,903
                                                                                                  -----------------

City General Obligation Bonds
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)                      1,250,000         1,410,225
New York City, New York
   Series H 6.125% 8/1/25                                                               4,245,000         4,511,798
   Series I 5.125% 3/1/23                                                               5,875,000         6,262,398
   Series J 5.25% 6/1/28                                                                5,400,000         5,817,690
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                       2,000,000         2,229,660
                                                                                                  -----------------
                                                                                                         20,231,771
                                                                                                  -----------------

Continuing Care/Retirement Revenue Bonds
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
   Series A 5.25% 6/1/34                                                                4,275,000         4,486,527
Delaware County, Pennsylvania Industrial Development Authority
   Revenue Care Institute (Main Line Care Institute Project) 9.00%
   8/1/31                                                                               1,777,611         1,718,719
Gainesville & Hall County, Georgia Development Authority Revenue
   (Lanier Village Estates Project) Series C 7.25% 11/15/29                             1,000,000         1,115,810
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
   Communities) Series A 6.625% 8/15/30                                                 2,000,000         2,172,740
                                                                                                  -----------------
                                                                                                          9,493,796
                                                                                                  -----------------

Corporate-Backed Revenue Bonds
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
   Express Corp. Project) 6.375% 4/1/21 (AMT)                                           2,000,000         2,079,660
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project)
   5.90% 10/1/26                                                                        1,695,000         1,721,086
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)
   7.00% 8/1/17 (AMT)                                                                     800,000           228,000
Indianapolis, Indiana Airport Authority Revenue (Federal Express
   Corp. Project) 5.10% 1/15/17 (AMT)                                                   2,750,000         2,915,358
Phenix City, Alabama Industrial Development Board Environmental Improvement
   Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)             3,000,000         3,260,430
Puerto Rico Industrial, Medical & Environmental Pollution Control
   Facilities Financing Authority Revenue (PepsiCo, Inc. Project) 6.25%
   11/15/13                                                                             1,250,000         1,303,338
Richmond County, Georgia Development Authority Environmental
   Improvement Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)          5,000,000         5,299,800
                                                                                                  -----------------
                                                                                                         16,807,672
                                                                                                  -----------------

Dedicated Tax & Fees Revenue Bonds
Bi-State Development Agency Missouri, Illinois Metropolitan District (Metrolink
   Cross County Project) Series B 5.00% 10/1/32 (FSA)                                   1,000,000         1,058,180
Massachusetts School Building Authority (Ax Revser) Series A 5.00% 8/15/30 (FSA)       10,000,000        10,716,800
New Jersey Economic Development Authority (Cigarette Tax)
   5.50% 6/15/331                                                                       1,000,000         1,058,090
   5.75% 6/15/34                                                                        2,000,000         2,151,860
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31            5,000,000         5,267,150
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)              1,000,000         1,103,150
Tampa, Florida Sports Authority Revenue (Tampa Bay Arena Project)
   Sales Tax 5.75% 10/1/20 (MBIA)                                                       1,000,000         1,210,050
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16               1,000,000         1,019,300
                                                                                                  -----------------
                                                                                                         23,584,580
                                                                                                  -----------------

Escrowed to Maturity Bonds
Louisiana Public Facilities Authority Hospital Revenue (Southern
   Baptist Hospital, Inc.) 8.00% 5/15/12                                                5,555,000         6,476,408
New Jersey State Highway Authority Garden State Parkway General
   Revenue (Senior Parkway) (FGIC)
   5.50% 1/1/14 (FGIC)                                                                  5,000,000         5,715,200
   5.50% 1/1/15 (FGIC)                                                                  7,310,000         8,405,477
   5.50% 1/1/16 (FGIC)                                                                  1,000,000         1,154,750
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                  13,535,000        16,953,399
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                  2,200,000         2,833,490
                                                                                                  -----------------
                                                                                                         41,538,724
                                                                                                  -----------------

Higher Education Revenue Bonds
Amherst, New York Industrial Development Agency Civic Facilities Revenue
   (UBF Faculty Student Housing) Series A 5.75% 8/1/30 (AMBAC)                          1,300,000         1,459,860
Chattanooga Tennessee Health Educational & Housing Facilities
   Board Revenue Series A 5.125% 10/1/35                                                3,500,000         3,535,560
Illinois Educational Facilities Authority Student Housing Revenue
   (Educational Advancement Fund-University Center Project)
   6.25% 5/1/30                                                                         5,000,000         5,420,200
   6.25% 5/1/34                                                                         1,000,000         1,031,210
Maryland State Economic Development Corporation, Student Housing
   Revenue (University of Maryland College Park Project) 5.625% 6/1/35                  1,125,000         1,192,601
Massachusetts State Development Finance Agency Revenue
   (Massachusetts College of Pharmacy Project) Series C 5.75% 7/1/33                      500,000           535,695
Massachusetts State Industrial Finance Agency Revenue Higher
   Education (Clark University Project) 6.10% 7/1/16                                    1,250,000         1,296,988
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
   6.00% 10/1/17                                                                        1,000,000         1,071,430
   6.125% 10/1/29                                                                       1,000,000         1,064,460
Milledgeville-Baldwin County, Georgia Development Authority Revenue
   (Georgia College & State University Foundation Project) 6.00% 9/1/33                 1,000,000         1,092,630
New Hampshire Higher Educational & Health Facilities Authority
   Revenue (New Hampton School Issue) 5.375% 10/1/28                                    3,070,000         3,025,946
New Jersey State Educational Facilities Authority Revenue (Stevens
   Institute of Technology) Series B 5.25% 7/1/24                                       2,085,000         2,204,825
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
   Floater 6.465% 5/15/15 (MBIA)                                                       20,000,000        23,918,200
New York State Dormitory Authority Revenue (Fashion Institute
   Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                           1,000,000         1,104,470
Oregon State Facilities Authority Revenue
   (College Independent Student Housing Project)
   Series A 5.25% 7/1/30 (XLCA)                                                         1,000,000         1,088,440
Pennsylvania State Higher Educational Facilities Authority Revenue
   (Widener University) 5.375% 7/15/29                                                  1,000,000         1,057,070
University Massachusetts Building Authority Revenue
   (Refunding-Senior) Series 2 5.00% 11/1/25 (AMBAC)                                    1,000,000         1,082,370
University of Central Florida Athletics Association Certificates of
   Participation Series A 5.25% 10/1/34 (FGIC)                                            500,000           543,420
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                   1,000,000         1,060,090
                                                                                                  -----------------
                                                                                                         52,785,465
                                                                                                  -----------------

Hospital Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
   (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                               3,000,000         3,184,110
Cando, North Dakota Nursing Facility Revenue (Towner County
   Medical Center Project) 7.125% 8/1/22                                                1,000,000         1,011,810
Chatham County, Georgia Hospital Authority Revenue (Memorial
   Health Medical Center) Series A 6.125% 1/1/24                                        1,000,000         1,099,650
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
   Series A 5.50% 1/1/29                                                                7,500,000         8,064,300
Duluth Economic Development Authority Health Care Facilities
   Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                5,825,000         6,123,007
Florence County, South Carolina Hospital Revenue (McLeod Regional
   Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                 3,355,000         3,644,469
Henrico County, Virginia Economic Development Authority Revenue
   (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                            3,140,000         3,344,571
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
   Healthcare Project) 5.625% 1/1/28                                                    2,000,000         2,141,020
Knox County, Tennessee Health Educational & Housing Facilities
   Board Hospital Revenue (East Tennessee Hospital Project) Series B
   5.75% 7/1/33                                                                         1,000,000         1,075,190
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
   Foundation Project) Series B 5.50% 5/15/32                                           1,500,000         1,558,530
Maryland State Health & Higher Educational Facilities Authority
   Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                             2,345,000         2,420,063
Michigan State Hospital Finance Authority Revenue
    (Ascension HealthCredit Group) Series B 5.25% 11/15/26                              3,500,000         3,718,925
   (Oakwood Obligation Group) Series A 5.75% 4/1/32                                     2,500,000         2,688,000
   (Trinity Health Credit) Series C 5.375% 12/1/30                                      6,000,000         6,380,400
Multnomah County, Oregon Hospital Facilities Authority Revenue
   (Providence Health System) 5.25% 10/1/22                                             3,000,000         3,278,370
New York State Dormitory Authority (Catholic Health Services of Long
   Island- St. Francis Hospital Project) 5.10% 7/1/34                                   2,500,000         2,584,600
North Carolina Medical Care Commission Hospital Revenue
   (Northeast Medical Center Project) 5.125% 11/1/34                                    1,250,000         1,320,963
Prince William County, Virgina Industrial Development Authority
   Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                              1,750,000         1,864,328
South Miami, Florida Health Facilities Authority Hospital  Revenue
   (Baptist Health South Florida Group) 5.25% 11/15/33                                  4,000,000         4,198,840
                                                                                                  -----------------
                                                                                                         59,701,146
                                                                                                  -----------------

Investor Owned Utilities Revenue Bonds
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
   Project) Series B 6.30% 7/1/32 (AMT)                                                 3,500,000         3,797,640
Clark County, Nevada Industrial Development Revenue (Nevada
   Power Co. Project) Series C 7.20% 10/1/22                                            8,000,000         8,127,199
Mason County, West Virginia Pollution Control Revenue (Appalachian
   Power Co. Project) Series K 6.05% 12/1/24 (AMBAC)                                    3,000,000         3,351,840
Midland County, Michigan Economic Development Subordinate Limited
   Obligation (Midland Congeneration Project) Series A 6.875% 7/23/09 (AMT)             3,050,000         3,206,008
Mississippi Business Finance Corporation Pollution Control Revenue
   (System Energy Resources, Inc. Project) 5.90% 5/1/22                                 3,000,000         3,084,480
Pennsylvania Economic Development Financing (Reliant Energy)
   Series B 6.75% 12/1/36 (AMT)                                                         3,250,000         3,508,310
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
   Light Co. Project)
   6.375% 11/2/29 (AMT)                                                                 5,000,000         5,359,651
   6.625% 12/1/24                                                                       4,500,000         4,600,845
Port Morrow, Oregon Pollution Control Revenue (Portland General
   Electric Co.) Series A 5.20% 5/1/33                                                  2,000,000         2,089,520
Sabine, Texas River Authority Pollution Control Revenue
   (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                4,000,000         4,145,760
South Carolina Jobs Economic Development Authority Industrial
   Revenue (South Carolina Electric & Gas Co. Project) Series B
   5.45% 11/1/32 (AMBAC)(AMT)                                                             500,000           537,630
Suffolk County, New York Industrial Agency Development Revenue
   (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                  3,500,000         3,667,790
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
   Power Co. Project) Series A 6.05% 7/15/26                                            5,000,000         5,190,600
                                                                                                  -----------------
                                                                                                         50,667,273
                                                                                                  -----------------

Miscellaneous Revenue Bonds
Middlesex County, New Jersey Improvement Authority Senior Revenue
   (Heldrich Center Hotel/Conference Project) Series A
   5.00% 1/1/32                                                                         1,500,000         1,508,235
   5.125% 1/1/37                                                                        1,500,000         1,513,740
Wisconsin Center District Tax Revenue (Junior Dedicated)
   5.25% 12/15/23 (FSA)                                                                 2,000,000         2,326,240
                                                                                                  -----------------
                                                                                                          5,348,215
                                                                                                  -----------------

Multifamily Housing Revenue Bonds
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A
   5.80% 5/20/44 (GNMA)(AMT)                                                            1,150,000         1,220,702
Illinois Development Finance Authority Revenue (Section 8) Series A
   5.80% 7/1/28 (FHA)(MBIA)                                                             2,790,000         2,899,759
Illinois Housing Development Authority Multi Family Revenue (Crystal
    Lake Preservation) Series A-1 5.80% 12/20/41 (GNMA)                                 2,000,000         2,133,140
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
   (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                           1,455,000         1,545,254
North Dakota State Housing Finance Agency Multifamily Revenue
   Series A 6.15% 12/1/17 (FNMA)                                                        1,300,000         1,330,758
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
   6.00% 12/1/31 (GNMA)(AMT)                                                            1,500,000         1,547,415
                                                                                                  -----------------
                                                                                                         10,677,028
                                                                                                  -----------------

Municipal Lease Revenue Bonds
Alexandria, Virginia Industrial Development Authority Revenue
   (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                      6,000,000         6,742,200
California State Public Works Board (Department of General
   Services-Butterfield) Series A 5.25% 6/1/30                                          2,750,000         2,972,035
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue
   Series 2005A 5.00% 6/1/21 (AMBAC)                                                    1,000,000         1,061,140
   Series A 5.00% 6/1/45 (AMBAC)                                                       10,000,000        10,434,600
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                     350,000           333,907
Loudoun County, Virginia Industrial Development Authority Public
   Safety Facility Lease Revenue Series A 5.25% 12/15/23 (FSA)                            700,000           769,979
Missouri State Development Finance Board Infrastructure Facilities
   Revenue (Branson Landing Project) Series A
   5.25% 12/1/19                                                                        1,000,000         1,061,860
   5.50% 12/1/24                                                                        1,980,000         2,117,333
   5.625% 12/1/28                                                                       2,930,000         3,146,498
                                                                                                  -----------------
                                                                                                         28,639,552
                                                                                                  -----------------

Political Subdivision General Obligation Bonds
St. Clair County, Michigan 5.00% 4/1/21 (AMBAC)                                           565,000           609,737
                                                                                                  -----------------
                                                                                                            609,737
                                                                                                  -----------------

§Pre-Refunded Bonds - 12.21%
Cudahy, Wisconsin Community Development Authority Lease
   Revenue 6.00% 6/1/11-06                                                              1,000,000         1,023,420
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue Series B
   5.50% 6/1/43-13                                                                      8,500,000         9,655,830
   5.625% 6/1/38-13                                                                     7,500,000         8,583,074
Jackson, Ohio Local School District (Stark & Summit Counties)
   School Facilities Construction & Improvement 5.625% 12/1/25-10  (FSA)                1,000,000         1,100,540
Michigan State Hospital Finance Authority Revenue (Genesys Health
   Systems) Series A
   7.50% 10/1/27-05                                                                     9,630,000         9,667,363
   8.125% 10/1/21-05                                                                    4,000,000         4,097,200
Mississippi Development Bank Special Obligation (Madison County
   Hospital Project) 6.30% 7/1/22-09                                                    2,070,000         2,337,527
New York City, New York Series H 6.125% 8/1/25-07                                         755,000           808,401
Payne County, Oklahoma Economic Development Authority Student
   Housing Revenue (Collegiate Housing Foundation-Oklahoma State
   University) Series A 6.375% 6/1/30-11                                                4,000,000         4,623,760
Puerto Rico Commonwealth Public Improvement Series A
   5.125% 7/1/31-11                                                                     3,495,000         3,849,288
   5.375% 7/1/21-07 (MBIA)                                                                 50,000            52,954
Southeast Wisconsin Professional Baseball Park District Sales Tax
   Revenue 5.80% 12/15/26-07 (MBIA)                                                     1,000,000         1,051,950
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                              1,250,000         1,386,075
Wisconsin Housing & Economic Developing Authority Revenue
   6.10% 6/1/21-17 (FHA)                                                                  835,000           948,877
                                                                                                  -----------------
                                                                                                         49,186,259
                                                                                                  -----------------

Public Power Revenue Bonds
Salt River Project Arizona Agriculture Improvement & Power District
   Electric Revsalt River Project Series A 5.00% 1/1/35                                15,000,000        16,107,450
                                                                                                  -----------------
                                                                                                         16,107,450
                                                                                                  -----------------

Public Utility District Revenue Bonds
Chelan County, Washington Public Utilities District #001Consolidated
   Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                    5,000,000         5,333,950
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                        10,000,000        10,531,300
                                                                                                  -----------------
                                                                                                         15,865,250
                                                                                                  -----------------

School District General Obligation Bonds
Kenowa Hills, Michigan Public Schools Refunding 5.00% 5/1/25 (FGIC)                       490,000           528,328
Lewisville, Texas Independent School District Permanent School Fund
   6.15% 8/15/21                                                                        2,160,000         2,382,286
Pomona, California United School District Series A 6.55% 8/1/29 (MBIA)                  1,000,000         1,342,280
South Redford, Michigan School District 5.00% 5/1/21 (FGIC)                               700,000           758,548
                                                                                                  -----------------
                                                                                                          5,011,442
                                                                                                  -----------------

Single Family Housing Revenue Bonds
New Mexico Mortgage Finance Authority
   Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                           310,000           313,896
   Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                     265,000           275,873
New Mexico Mortgage Finance Authority Single Family Mortgage
   Program Series C 6.20% 7/1/26 (GNMA)(FNMA)                                             630,000           643,362
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
   6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                        215,000           215,858
Utah State Housing Finance Agency Single Family Mortgage Series A-2
   7.20% 1/1/27 (FHA)(VA)(AMT)                                                             20,000            20,431
                                                                                                  -----------------
                                                                                                          1,469,420
                                                                                                  -----------------

Tax Increment / Special Assessment Bonds
Midtown Miami, Florida Community Development District Special
   Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                     1,000,000         1,074,170
                                                                                                  -----------------
                                                                                                          1,074,170
                                                                                                  -----------------

Territorial General Obligation Bonds
Puerto Rico Commonwealth Public Improvement Series A
   5.50% 7/1/19 (MBIA)                                                                  9,000,000        10,671,210
                                                                                                  -----------------
                                                                                                         10,671,210
                                                                                                  -----------------

Territorial Revenue Bonds
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
   Series E 5.50% 7/1/19 (FSA)                                                          3,000,000         3,557,070
   Series G 5.00% 7/1/42                                                                6,750,000         7,063,335
Puerto Rico Commonwealth Industrial Development Company
   General Purpose Revenues Series B 5.375% 7/1/16                                      1,000,000         1,056,880
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
   Revser B 5.00% 7/1/41                                                                8,000,000         8,436,240
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                      6,880,000         7,209,483
Puerto Rico Electric Power Authority Power Revenue
   Series II 5.25% 7/1/31                                                               6,000,000         6,448,980
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
   Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                        1,240,000         1,268,867
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
   Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
   6.25% 7/1/24 (MBIA)                                                                  1,200,000         1,220,424
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
   Series I 5.25% 7/1/33                                                               12,000,000        12,948,720
   Series J 5.00% 7/1/36 (AMBAC)                                                        1,000,000         1,095,190
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                  510,000           526,422
                                                                                                  -----------------
                                                                                                         50,831,611
                                                                                                  -----------------

Turnpike / Toll Road Revenue Bonds
Ohio State Turnpike Commission Revenue Series A
   5.50% 2/15/24 (FGIC)                                                                 5,000,000         6,012,350
   5.50% 2/15/26 (FGIC)                                                                 2,590,000         3,135,325
Pennsylvania State Turnpike Commission Series A 5.00% 12/1/34 (AMBAC)                     500,000           533,330
                                                                                                  -----------------
                                                                                                          9,681,005
                                                                                                  -----------------

Water & Sewer Revenue Bonds
Atlanta, Georgia Water & Waste Water Revenue 5.00% 11/1/18 (FSA)                        1,000,000         1,090,080
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                              4,375,000         4,786,206
Clovis, California Public Financing Authority Wastewater Revenue
   5.25% 8/1/30 (MBIA)                                                                  1,000,000         1,097,600
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                        1,000,000         1,088,900
Green Bay, Wisconsin Water Systems Revenue Refunding and
   Improvements Bonds 5.25% 11/1/22 (FSA)                                               1,000,000         1,105,180
New York City, New York Municipal Water Finance Authority Water &
   Sewer System Revenue Series A 5.125% 6/15/34                                        12,125,000        12,927,432
West Virginia State Water Development Authority Revenue (Loan
   Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                     2,890,000         3,249,892
                                                                                                  -----------------
                                                                                                         25,345,290
                                                                                                  -----------------
Total Municipal Bonds                                                                                   518,399,711
                                                                                                  -----------------

Short-Term Investments
oVariable Rate Demand Notes
Chester County, Pennsylvania Industrial Development Authority
   Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                   6,000,000         6,000,000
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                   4,400,000         4,400,000
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
   (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                   10,000,000        10,000,000
                                                                                                  -----------------
                                                                                                         20,400,000
                                                                                                  -----------------
Total Short-Term Investments                                                                             20,400,000
                                                                                                  -----------------

                                                                                                  -----------------
Total Investments at Market                                                                             538,799,711
                                                                                                  -----------------

Total Investments at Cost                                                                             $ 497,864,416
                                                                                                  -----------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FHLMC - Insured by the Federal Home Loan Mortgage Corporation
FNMA - Insured by Federal National Mortgage Association
FSA  - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA  - Insured by the Municipal Bond Insurance Association
RADIAN  - Insured by Radian Asset Assurance
ROLs - Residual Options Long
XLCA - Insured by XL Capital Assurance
VA - Insured by the Veterans Administration

§  Pre-Refunded  Bonds are municipals that are generally  backed or secured by
     U.S.  Treasury  bonds.  For  Pre-Refunded  Bonds,  the stated  maturity  is followed by the year in which the bond is pre-refunded.
o    Variable  rate notes.  The interest rate shown is the rate as of August 31,
     2005.
&    An  inverse  floater  bond is a type  of bond  with  variable  or  floating interest rates that move in the opposite  direction of short-term  interest rates. Interest rate disclosed is in effect as of August 31, 2005.
‡   Non-income producing security. Security is currently in default.

(A)  No adjustments  are shown to the unaudited pro forma combined  portfolio of investments  due to the fact that upon  completion of the  acquisition,  no securities  would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and  restrictions.  However, the  foregoing  sentence  shall not  restrict in any way the ability of the investment advisor of any of the Funds from buying or selling securities in the normal course of such Fund's business and operations.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of August 31, 2005
(Unaudited)
                                                                                                   Delaware Tax-
                                                                                                   Free USA Fund
                                         Delaware Tax-        Delaware Tax Free   Pro Forma            Pro Forma
                                         Free USA Fund             Insured Fund   Adjustments           Combined
                                      -----------------   ---------------------   -----------    ----------------
Assets

Investments, at market value             $ 478,707,931            $ 60,091,780          $ -        $ 538,799,711
Cash                                         9,275,957                 531,670                         9,807,627
Receivable for securities sold               2,667,450                       -                         2,667,450
Receivable for fund shares sold                 84,296                 217,624                           301,920
Interest receivable                          5,663,922                 721,654                         6,385,576
                                      -----------------   ---------------------   -----------    ----------------
     Total Assets                          496,399,556              61,562,728            -          557,962,284
                                      -----------------   ---------------------   -----------    ----------------

Liabilities

Accrued expenses and other
 liabilities                                 1,384,449                 167,830                         1,552,279
Payable for securities purchased            18,563,400                       -                        18,563,400
Payable for fund shares purchased                                                                              -
Transaction costs payable                            -                       -       30,574 *             30,574
                                      -----------------   ---------------------   -----------    ----------------
     Total Liabilities                      19,947,849                 167,830       30,574           20,146,253
                                      -----------------   ---------------------   -----------    ----------------
Net Assets                               $ 476,451,707            $ 61,394,898    $ (30,574)       $ 537,816,031
                                      =================   =====================   ===========    ================

Investment at Cost                       $ 441,884,365            $ 55,980,051          $ -        $ 497,864,416

Analysis of Net Assets

Accumulated paid in capital              $ 447,927,164            $ 56,575,484          $ -        $ 504,502,648
Distributions in excess of net
 investment income                             (12,071)                 (1,790)     (30,574)*            (44,435)
Accumulated net realized gain (loss)
 on investments                             (8,286,952)                709,475                        (7,577,477)
Unrealized appreciation of
 investments                                36,823,566               4,111,729                        40,935,295
                                      -----------------   ---------------------   -----------    ----------------
Net Assets                               $ 476,451,707            $ 61,394,898    $ (30,574)       $ 537,816,031
                                      =================   =====================   ===========    ================

* Adjustment reflects the costs of the transaction to be incurred by the funds.

Shares Outstanding                          40,516,197               5,444,317     (224,262)          45,736,252

Class A Shares                              38,605,351               4,637,117     (191,077)          43,051,391
Class B Shares                               1,403,728                 544,550      (22,420)           1,925,858
Class C Shares                                 507,118                 262,650      (10,765)             759,003

Net Assets:

Class A Shares                           $ 453,981,230            $ 52,291,497     ($27,586)       $ 506,245,141
Class B Shares                              16,506,985               6,140,880      ($2,059)          22,645,806
Class C Shares                               5,963,492               2,962,521        ($929)           8,925,084

Net asset value per share:

Class A Shares                                  $11.76                  $11.28                            $11.76
Class B Shares                                  $11.76                  $11.28                            $11.76
Class C Shares                                  $11.76                  $11.28                            $11.76

Offering price per share:

Class A Shares                                  $12.31                  $11.81                            $12.31

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended August 31, 2005
(Unaudited)

                                                                                                  Delaware Tax-
                                                                                                  Free USA Fund
                                              Delaware Tax-   Delaware Tax Free    Pro Forma          Pro Forma
                                              Free USA Fund        Insured Fund    Adjustments         Combined
                                          -----------------   ------------------   -----------    -------------

Investment Income
  Interest income                              $ 25,231,691         $ 2,952,129        $ -         $ 28,183,820
                                          -----------------   ------------------  ---------       -------------

Expenses
  Management fees                                 2,621,345             309,141       30,943 (A)      2,961,429
  Distribution expenses - Class A                 1,229,782             144,780     (216,869)(B)      1,157,693
  Distribution expenses - Class B                   189,661              62,930                         252,591
  Distribution expenses - Class C                    58,662              23,137                          81,799
  Dividend disbursing and transfer agent
   fees and expenses                                307,953              35,772                         343,725
  Accounting and administration expenses            165,019              21,394                         186,413
  Reports and statements to shareholders             98,828              13,275      (46,075)(C)         66,028
  Legal and professional fees                        78,207              18,614      (17,847)(C)         78,974
  Registration fees                                  55,087              35,615      (35,415)(C)         55,287
  Insurance fees                                     30,506               4,337                          34,843
  Trustees' fees                                     24,809               3,217                          28,026
  Custodian fees                                     17,682               2,360         (801)(C)         19,241
  Pricing fees                                        4,179               1,608       (1,608)(C)          4,179
  Taxes (other than taxes on income)                  2,785                 365                           3,150
  Other                                              17,445               2,757                          20,202
                                          -----------------   ------------------  ---------       -------------
                                                  4,901,950             679,302     (287,672)         5,293,580
  Less expenses absorbed or waived                 (375,304)            (29,966)     (37,506)(D)       (442,776)
  Less waived distribution expenses-
   Class A                                         (194,110)            (22,759)     216,869 (B)              -
  Less expenses paid indirectly                     (12,079)             (1,583)       1,583 (C)        (12,079)
                                          -----------------   ------------------  ---------       -------------
  Total expenses                                  4,320,457             624,994     (106,726)         4,838,725
                                          -----------------   ------------------  ---------       -------------
Net Investment Income                            20,911,234           2,327,135      106,726         23,345,095
                                          -----------------   ------------------  ---------       -------------

Net Realized and Unrealized Gain/(Loss) on Investments:

  Net realized gain on investments                2,541,488             837,585           -           3,379,073
  Change in unrealized appreciation/
   (depreciation) of investments                  9,862,168             173,220           -          10,035,388
                                          -----------------   ------------------  ---------       -------------
Net Realized and Unrealized Gain
  on Investments                                 12,403,656           1,010,805           -          13,414,461

Change in Net Assets Resulting
  from Operations                              $ 33,314,890         $ 3,337,940    $ 106,726       $ 36,759,556
                                          =================   ==================  =========       =============

(A)  Increase to reflect higher management fee for the surviving fund.
(B)  Updated to reflect revised  Delaware  Tax-Free USA Class A distribution fee schedule, effective April 21, (2006.)
(C)  Decrease to reflect appropriate expense levels by merging the funds.
(D)  Increase to reflect appropriate expense levels by merging the funds.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
Pro Forma Notes to Financial Statements
August 31, 2005 (Unaudited)

Delaware Group Tax-Free Fund (the "Trust") is organized as a Delaware  statutory trust and offers three series: Delaware Tax-Free Insured Fund, Delaware Tax-Free
USA Fund and Delaware Tax-Free USA Intermediate Fund. These financial statements and related  notes pertain to the Delaware  Tax-Free USA Fund (the "Fund").  The
Trust is an open-end investment company. The Fund is considered  non-diversified under the Investment  Company Act of 1940, as amended.  The Fund offers Class A,
Class B, Class C shares.  Class A shares are sold with a front-end  sales charge of up to 4.50%. Class B shares are sold with a contingent  deferred sales charge that  declines from 4.00% to zero  depending  upon the period of time the shares are  held.  Class B shares  will  automatically  convert  to Class A shares on a quarterly basis  approximately  eight years after  purchase.  Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first
12 months.

The investment objective of the Fund is to seek a high level of current interest income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital.

1.   Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the  proposed  acquisition  of  Delaware  Tax-Free  Insured  Fund by Delaware
Tax-Free  USA Fund,  as if such  acquisition  had taken place as of September 1,
2004.

Under the  terms of the Plan of  Reorganization,  the  combination  of  Delaware
Tax-Free Insured Fund and Delaware  Tax-Free USA Fund will be accounted for by a
method  of  accounting  for  tax-free  mergers  of  investment  companies.   The
acquisition  would be accomplished by an acquisition (the  "Transaction") of the net assets of  Delaware  Tax-Free  Insured  Fund in  exchange  for shares of the
Delaware  Tax-Free  USA Fund at net asset  value.  The  statement  of assets and liabilities and the related statement of operations of Delaware Tax-Free Insured
Fund and Delaware  Tax-Free USA Fund have been combined as of and for the twelve months ended August 31, 2005.

The  accompanying pro forma financial  statements  should be read in conjunction with the  financial  statements of Delaware  Tax-Free  Insured Fund and Delaware
Tax-Free USA Fund included in their annual report dated August 31, 2005.

The following notes refer to the accompanying pro forma financial  statements as if the above-mentioned acquisition of Delaware Tax-Free Insured Fund by Delaware
Tax-Free USA Fund had taken place as of September 1, 2004.

2.   Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security  Valuation - Long-term  debt  securities  are valued by an  independent pricing  service and such prices are  believed to reflect the fair value of such securities.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates  market value. Other securities and assets for which market  quotations are not readily available are valued at fair value as  determined  in good faith under the  direction  of the Fund's Board of
Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into  consideration,  such as market closures, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal  Income  Taxes - The Fund  intends to  continue  to qualify  for federal income tax  purposes as a regulated  investment  company and make the  requisite distributions  to  shareholders.  Accordingly,  no provision for federal  income taxes has been made in the financial statements.

Class  Accounting - Investment  income and common  expenses are allocated to the classes of the Fund on the basis of  "settled  shares" of each class in relation to the  net  assets  of  the  Fund.  Realized  and  unrealized  gain  (loss)  on investments  is  allocated  to the  various  classes of the Fund on the basis of daily net assets of each  class.  Distribution  expenses  relating to a specific class are charged directly to that class.

Use of Estimates - The  preparation of financial  statements in conformity  with
U.S.  generally  accepted  accounting  principles  requires  management  to make estimates  and  assumptions  that  affect  the  reported  amounts  of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware  Investments  Family of
Funds  are  allocated  amongst  the funds on the basis of  average  net  assets.
Management fees and some other expenses are paid monthly.  Security transactions are recorded on the date the  securities  are  purchased  or sold (trade  date).
Costs used in  calculating  realized  gains and losses on the sale of investment securities  are  those of the  specific  securities  sold.  Interest  income  is recorded on the accrual basis.  Discounts and premiums are amortized to interest income over the lives of the respective securities.  The Fund declares dividends daily from net investment  income and pays such  dividends  monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund may receive  earnings  credits from its  custodian  when  positive cash balances are  maintained,  which are used to offset  custody fees.  The earnings credits for the twelve months ended August 31, 2005 were approximately  $12,079.
The  expenses  paid under the above  arrangement  is included in the  "custodian fees"  expense  caption on the Statement of  Operations  with the  corresponding expense offset shown as "expenses paid indirectly."

3.   Allocation of Transaction Costs
The total costs of the Transaction  between  Tax-Free  Insured Fund and Tax-Free
USA Fund is estimated  to be $45,861.  The costs of the  Transaction,  including costs of soliciting proxies in connection with the shareholder meeting,  will be shared by the following parties in the percentages indicated: 33.33% by Tax-Free
Insured  Fund,  33.33% by Tax-Free  USA Fund and 33.34% by  Delaware  Management
Company, a series of Delaware Management Business Trust.

4.   Investment  Management,  Administration  Agreements and Other  Transactions
with Affiliates
In accordance with the terms of its investment  management  agreement,  the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business
Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund,
0.50% on the next $500  million,  0.45% on the next $1.5  billion  and 0.425% on average daily net assets in excess $2.5 billion.

DMC has  contractually  agreed to waive that portion,  if any, of its management fee and  reimburse  the Fund to the  extent  necessary  to  ensure  that  annual
operating  expenses,   exclusive  of  taxes,  interest,  brokerage  commissions,
distribution  fees, and extraordinary  expenses,  do not exceed 0.62% of average daily net assets of the Fund for at least one year after the Closing Date.

Delaware Service Company,  Inc. (DSC), an affiliate of DMC, provides accounting, administration,  dividend disbursing and transfer agent services.  Effective May
19, 2005,  each Fund pays DSC a monthly fee computed at the annual rate of 0.04%
of each  Fund's  average  daily net assets  for  accounting  and  administration services.  Prior to May 19,  2005,  the Fund  paid DSC a  monthly  fee  based on average net assets subject to certain minimums for accounting and administration services.  The Fund paid DSC a monthly  fee based on the  number of  shareholder accounts for dividend disbursing and transfer agent services.

Pursuant  to a  distribution  agreement  and  distribution  plan,  the Fund pays
Delaware Distributors,  L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares  and 1.00% of the  average  daily net assets of the
Class  B and C  shares.  The  Board  of  Trustees  has  adopted  a  formula  for calculating  12b-1 plan fees for Class A shares that went into effect on June 1,
1992. The total 12b-1 fees to be paid by Class A  shareholders  of the Fund will be the sum of 0.10% of the  average  daily net assets  representing  shares that were  acquired  prior to June 1, 1992 and 0.25% of the average  daily net assets representing  shares that were  acquired  on or after June 1, 1992.  All Class A shareholders  will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust.
These officers and trustees are paid no compensation by the Fund.

5.   Line of Credit
The Fund, along with certain other funds in the Delaware  Investments  Family of
Funds (the  "Participants"),  participates  in a $177,300,000  revolving line of credit facility to be used for temporary or emergency  purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual  commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The
Fund had no amount  outstanding as of August 31, 2005, or at any time during the period.

6.   Credit and Market Risks
The Fund concentrates  it's investments in securities issued by  municipalities.
The value of these  investments  may be  adversely  affected by new  legislation within the states,  regional or local economic conditions,  and differing levels of supply and demand for municipal bonds. Many  municipalities  insure repayment for their  obligations.  Although bond insurance reduces the risk of loss due to default by an issuer,  such bonds  remain  subject to the risk that market value may  fluctuate  for other  reasons and there is no assurance  that the insurance company will meet its obligations.  These securities have been identified in the
Statements of Net Assets.

The Fund may invest in inverse floating rate securities ("inverse floaters"),  a type of derivative  tax-exempt  obligation  with  floating or variable  interest rates that move in the opposite direction of short-term interest rates,  usually at an accelerated  speed.  Consequently,  the market values of inverse  floaters will  generally  be  more  volatile  than  other  tax-exempt  investments.  Such securities are denoted on the Statements of Net Assets.

The Fund may invest a portion of its total assets in illiquid securities,  which may include  securities  with  contractual  restrictions  on resale,  securities exempt  from  registration  under Rule 144A of the  Securities  Act of 1933,  as amended, and other securities which may not be readily marketable.  The relative illiquidity of these  securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At
August 31, 2005,  there were no Rule 144A securities and no securities have been
determined  to  be  illiquid  under  the  Funds'  liquidity  procedures.   While
maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining  whether individual  securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

7.   Pre-Refunded Bonds
The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds.  Under  current  federal  tax  laws  and  regulations,  state  and  local government borrowers are permitted to refinance outstanding bonds by issuing new bonds.  The issuer  refinances the  outstanding  debt to either reduce  interest costs or to remove or alter  restrictive  covenants  imposed by the bonds  being refinanced.  A refunding  transaction  where the municipal  securities are being refunded  within 90 days or less from the  issuance  of the  refunding  issue is known as a "current refunding".  "Advance refunded bonds" are bonds in which the refunded  bond issue  remains  outstanding  for more than 90 days  following the issuance of the refunding  issue. In an advance  refunding,  the issuer will use the proceeds of a new bond issue to purchase  high grade  interest  bearing debt securities which are then deposited in an irrevocable  escrow account held by an escrow agent to secure all future  payments of  principal  and interest and bond premium of the advance  refunded bond. Bonds are "escrowed to maturity" when the proceeds  of  the  refunding  issue  are  deposited  in an  escrow  account  for investment  sufficient  to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are  considered  "pre-refunded"  when the refunding  issue's  proceeds are escrowed  only until a permitted  call date or dates on the refunded  issue with the refunded issue being redeemed at the time,  including any required  premium.
Bonds become  "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative  source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates.  Escrowed  secured bonds will often receive a rating of
AAA from  Moody's,  S&P,  and/or Fitch due to the strong  credit  quality of the escrow  securities and the irrevocable  nature of the escrow deposit  agreement.
Tax Free Insured Funds will  purchase  escrow  secured bonds without  additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

8.   Contractual Obligations
The Fund enters into  contracts in the normal  course of business that contain a
variety  of   indemnifications.   The  Fund's   maximum   exposure  under  these
arrangements  is unknown.  However,  the Fund has not had prior claims or losses pursuant  to these  contracts.  Management  has  reviewed  the  Fund's  existing contracts and expects the risk of loss to be remote.

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005                                                           % of Total
(Unaudited)                                                                     Investments
                                                                                (Pro Forma        Delaware Tax-Free USA Fund
                                                                                Combined)            Par       Market Value
                                                                                -------------  --------------------------------
                                                                                -------------  --------------------------------

Municipal Bonds                                                                       96.19%
Airline Revenue Bonds                                                                  0.54%
Minneapolis/St. Paul Metropolitan Airports Commission Special
   Facilities Revenue (Northwest Airlines, Inc. Project) Series A 7.00%
   4/1/25 (AMT)                                                                                     $1,300,000      $1,187,862
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
   Corp.) 7.35% 12/1/11                                                                              2,250,000       2,252,880
                                                                                                               ----------------
                                                                                                                     3,440,742
                                                                                                               ----------------

Airport Revenue Bonds                                                                  2.05%
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
   Acquistion Project) 5.75% 1/1/32 (AMT)                                                            2,500,000       2,542,200
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
   Project) 6.75% 1/1/32 (AMT)                                                                       2,395,000       2,431,931
Dallas-Fort Worth, Texas International Airport Revenue Series A
   5.50% 11/1/31 (FGIC)(AMT)                                                                                 0               0
Grapevine, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.50% 1/1/24 (AMT)                                                                           920,000         966,892
Houston, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.375% 1/1/23 (AMT)                                                                        2,000,000       2,087,100
Portland Airport Revenue (Portland International Airport) Series 11
   5.625% 7/1/26 (FGIC)(AMT)                                                                                 0               0
St. Louis Airport (Capital Improvement Project) Series A
   5.375% 7/1/21 (MBIA)                                                                                      0               0
                                                                                                               ----------------
                                                                                                                     8,028,123
                                                                                                               ----------------

City General Obligation Bonds                                                          3.37%
Des Peres Refunding 5.375% 2/1/20 (AMBAC)                                                                    0               0
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)                                           0               0
New York City, New York
   Series H 6.125% 8/1/25                                                                            4,245,000       4,511,798
   Series I 5.125% 3/1/23                                                                            5,875,000       6,262,398
   Series J 5.25% 6/1/28                                                                             5,400,000       5,817,690
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                                            0               0
                                                                                                               ----------------
                                                                                                                    16,591,886
                                                                                                               ----------------

Continuing Care/Retirement Revenue Bonds                                               1.50%
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
   Series A 5.25% 6/1/34                                                                             3,000,000       3,148,440
Delaware County, Pennsylvania Industrial Development Authority
   Revenue Care Institute (Main Line Care Institute Project) 9.00% 8/1/31                            1,777,611       1,718,719
Gainesville & Hall County, Georgia Development Authority Revenue
   (Lanier Village Estates Project) Series C 7.25% 11/15/29                                          1,000,000       1,115,810
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
   Communities) Series A 6.625% 8/15/30                                                              2,000,000       2,172,740
                                                                                                               ----------------
                                                                                                                     8,155,709
                                                                                                               ----------------

Corporate-Backed Revenue Bonds                                                         2.81%
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
   Express Corp. Project) 6.375% 4/1/21 (AMT)                                                        2,000,000       2,079,660
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project)
  5.90% 10/1/26                                                                                      1,695,000       1,721,086
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)
  7.00% 8/1/17 (AMT)                                                                                   800,000         228,000
Indianapolis, Indiana Airport Authority Revenue (Federal Express
   Corp. Project) 5.10% 1/15/17 (AMT)                                                                2,000,000       2,120,260
Missouri State Development Finance Board Infrastructure Facilities
    (Triumph Foods Project) Series A 5.25% 3/1/25                                                            0               0
Phenix City, Alabama Industrial Development Board Environmental Improvement
   Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)                          3,000,000       3,260,430
Puerto Rico Industrial, Medical & Environmental Pollution Control
   Facilities Financing Authority Revenue (PepsiCo, Inc. Project)
   6.25% 11/15/13                                                                                    1,250,000       1,303,338
Richmond County, Georgia Development Authority Environmental
   Improvement Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)                       5,000,000       5,299,800
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
   North America Project) Series A 5.65% 6/1/37 (AMT)                                                        0               0
                                                                                                               ----------------
                                                                                                                    16,012,574
                                                                                                               ----------------

Dedicated Tax & Fees Revenue Bonds                                                     4.05%
Bi-State Development Agency Missouri, Illinois Metropolitan District
  (Metrolink Cross County Project) Series B 5.00% 10/1/32 (FSA)                                      1,000,000       1,058,180
Jackson County Special Obligation 5.00% 12/1/27 (MBIA)                                                       0               0
Massachusetts School Building Authority (Ax Revser) Series A 5.00%
  8/15/30 (FSA)                                                                                     10,000,000      10,716,800
New Jersey Economic Development Authority (Cigarette Tax)
   5.50% 6/15/331                                                                                            0               0
   5.75% 6/15/34                                                                                     2,000,000       2,151,860
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31                         5,000,000       5,267,150
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                                   0               0
Tampa, Florida Sports Authority Revenue (Tampa Bay Arena Project)
   Sales Tax 5.75% 10/1/20 (MBIA)                                                                            0               0
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16                            1,000,000       1,019,300
                                                                                                               ----------------
                                                                                                                    20,213,290
                                                                                                               ----------------

Escrowed to Maturity Bonds                                                             6.99%
Cape Girardeau County Industrial Development Authority Health Care
   Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                      0               0
^Greene County Single Family Mortgage Revenue Municipal Multiplier
   (Private Mortgage Insurance) 6.10% 3/1/16                                                                 0               0
Liberty Sewer System Revenue
   6.00% 2/1/08 (MBIA)                                                                                       0               0
Louisiana Public Facilities Authority Hospital Revenue (Southern
   Baptist Hospital, Inc.) 8.00% 5/15/12                                                             5,555,000       6,476,408
New Jersey State Highway Authority Garden State Parkway General
   Revenue (Senior Parkway) (FGIC)
   5.50% 1/1/14 (FGIC)                                                                               5,000,000       5,715,200
   5.50% 1/1/15 (FGIC)                                                                               7,310,000       8,405,477
   5.50% 1/1/16 (FGIC)                                                                                       0               0
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                               13,535,000      16,953,399
Umatilla County Hospital Facility Authority Revenue (Catholic Health
   Initiatives) Series A 5.50% 3/1/32                                                                        0               0
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                               2,200,000       2,833,490
                                                                                                               ----------------
                                                                                                                    40,383,974
                                                                                                               ----------------

Higher Education Revenue Bonds                                                         9.60%
Amherst, New York Industrial Development Agency Civic Facilities Revenue
   (UBF Faculty Student Housing) Series A 5.75% 8/1/30 (AMBAC)                                               0               0
Chattanooga Tennessee Health Educational & Housing Facilities
   Board Revenue Series A 5.125% 10/1/35                                                             3,500,000       3,535,560
Illinois Educational Facilities Authority Student Housing Revenue
   (Educational Advancement Fund-University Center Project)
   6.25% 5/1/30                                                                                      5,000,000       5,420,200
   6.25% 5/1/34                                                                                              0               0
Maryland State Economic Development Corporation, Student Housing
   Revenue (University of Maryland College Park Project) 5.625% 6/1/35                               1,125,000       1,192,601
Massachusetts State Development Finance Agency Revenue
   (Massachusetts College of Pharmacy Project) Series C 5.75% 7/1/33                                         0               0
Massachusetts State Industrial Finance Agency Revenue Higher
   Education (Clark University Project) 6.10% 7/1/16                                                         0               0
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
   6.00% 10/1/17                                                                                     1,000,000       1,071,430
   6.125% 10/1/29                                                                                    1,000,000       1,064,460
Milledgeville-Baldwin County, Georgia Development Authority Revenue
   (Georgia College & State University Foundation Project) 6.00% 9/1/33                              1,000,000       1,092,630
Missouri State Health & Educational Facilities Authority Educational
   Facilities Revenue (University of Health Sciences) 5.00% 6/1/31 (MBIA)                                    0               0
New Hampshire Higher Educational & Health Facilities Authority
   Revenue (New Hampton School Issue) 5.375% 10/1/28                                                 3,070,000       3,025,946
New Jersey State Educational Facilities Authority Revenue (Stevens
   Institute of Technology) Series B 5.25% 7/1/24                                                    2,085,000       2,204,825
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
   Floater 6.465% 5/15/15 (MBIA)                                                                    20,000,000      23,918,200
New York State Dormitory Authority Revenue (Fashion Institute
   Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                                                0               0
Oregon Health & Science University Revenue (Capital Appreciation
   Insured) Series A
   5.00% 7/1/32 (MBIA)                                                                                       0               0
   ^5.50% 7/1/21 (MBIA)                                                                                      0               0
Oregon State Facilities Authority Revenue
   (College Housing Northwest Project) Series A 5.45% 10/1/32                                                0               0
   (College Independent Student Housing Project)
   Series A 5.25% 7/1/30 (XLCA)                                                                              0               0
   (Linfield College Project) Series A 5.00% 10/1/30                                                         0               0
   (Willamette University Project) Series A
   5.00% 10/1/34 (FGIC)                                                                                      0               0
   5.125% 10/1/25 (FGIC)                                                                                     0               0
Pennsylvania State Higher Educational Facilities Authority Revenue
   (Widener University) 5.375% 7/15/29                                                                       0               0
University Massachusetts Building Authority Revenue
   (Refunding-Senior) Series 2 5.00% 11/1/25 (AMBAC)                                                         0               0
University of Central Florida Athletics Association Certificates of
   Participation Series A 5.25% 10/1/34 (FGIC)                                                               0               0
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                                1,000,000       1,060,090
                                                                                                               ----------------
                                                                                                                    43,585,942
                                                                                                               ----------------

Hospital Revenue Bonds                                                                10.42%
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
   (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                                            3,000,000       3,184,110
Cando, North Dakota Nursing Facility Revenue (Towner County
   Medical Center Project) 7.125% 8/1/22                                                             1,000,000       1,011,810
Cape Girardeau County Industrial Development Authority Health Care
   Facilities Revenue Unrefunded Balance
   (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                                         0               0
   (St. Francis Medical Center) Series A 5.50% 6/1/32                                                        0               0
Chatham County, Georgia Hospital Authority Revenue (Memorial
   Health Medical Center) Series A 6.125% 1/1/24                                                     1,000,000       1,099,650
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
   Series A 5.50% 1/1/29                                                                             7,500,000       8,064,300
Deschutes County Hospital Facilities Authority Hospital Revenue
   (Cascade Health Services) 5.60% 1/1/32                                                                    0               0
Duluth Economic Development Authority Health Care Facilities
   Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                             5,825,000       6,123,007
Florence County, South Carolina Hospital Revenue (McLeod Regional
   Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                              2,355,000       2,558,189
Hannibal Industrial Development Authority Health Facilities Revenue
   Refunding (Hannibal Regional Hospital) Series A
   5.625% 3/1/12 (FSA)                                                                                       0               0
   5.75% 3/1/22 (FSA)                                                                                        0               0
Henrico County, Virginia Economic Development Authority Revenue
   (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                                         3,140,000       3,344,571
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
   Healthcare Project) 5.625% 1/1/28                                                                 2,000,000       2,141,020
Joplin Industrial Development Authority Health Facilities Revenue
   (Freeman Health System Project)
   5.375% 2/15/35                                                                                            0               0
   5.75% 2/15/35                                                                                             0               0
Knox County, Tennessee Health Educational & Housing Facilities
   Board Hospital Revenue (East Tennessee Hospital Project) Series B
   5.75% 7/1/33                                                                                              0               0
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
   Foundation Project) Series B 5.50% 5/15/32                                                        1,500,000       1,558,530
Maryland State Health & Higher Educational Facilities Authority
   Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                                          2,345,000       2,420,063
Michigan State Hospital Finance Authority Revenue
    (Ascension HealthCredit Group) Series B 5.25% 11/15/26                                           3,500,000       3,718,925
   (Oakwood Obligation Group) Series A 5.75% 4/1/32                                                  2,500,000       2,688,000
   (Trinity Health Credit) Series C 5.375% 12/1/30                                                   6,000,000       6,380,400
Missouri State Health & Educational Facilities Authority Health
   Facilities Revenue Refunding
    (Lake Regional Health System Project) 5.70% 2/15/34                                                      0               0
   (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)                                                           0               0
Multnomah County, Oregon Hospital Facilities Authority Revenue
   (Providence Health System) 5.25% 10/1/22                                                          3,000,000       3,278,370
New York State Dormitory Authority (Catholic Health Services of Long
   Island- St. Francis Hospital Project) 5.10% 7/1/34                                                2,500,000       2,584,600
North Carolina Medical Care Commission Hospital Revenue
   (Northeast Medical Center Project) 5.125% 11/1/34                                                 1,250,000       1,320,963
North Kansas City Missouri Hospital Revenue Series A
   5.00% 11/15/28 (FSA)                                                                                      0               0
Prince William County, Virgina Industrial Development Authority
   Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                           1,750,000       1,864,328
South Miami, Florida Health Facilities Authority Hospital  Revenue
   (Baptist Health South Florida Group) 5.25% 11/15/33                                               4,000,000       4,198,840
                                                                                                               ----------------
                                                                                                                    57,539,676
                                                                                                               ----------------

Investor Owned Utilities Revenue Bonds                                                 8.44%
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
   Project) Series B 6.30% 7/1/32 (AMT)                                                              3,500,000       3,797,640
Clark County, Nevada Industrial Development Revenue (Nevada
   Power Co. Project) Series C 7.20% 10/1/22                                                         8,000,000       8,127,199
Mason County, West Virginia Pollution Control Revenue (Appalachian
   Power Co. Project) Series K 6.05% 12/1/24 (AMBAC)                                                         0               0
Midland County, Michigan Economic Development Subordinate Limited
   Obligation (Midland Congeneration Project) Series A 6.875% 7/23/09 (AMT)                          3,050,000       3,206,008
Mississippi Business Finance Corporation Pollution Control Revenue
   (System Energy Resources, Inc. Project) 5.90% 5/1/22                                              3,000,000       3,084,480
Missouri State Environmental Improvement & Energy Resource
   Authority Pollution Control Revenue Refunding (St. Joseph Light &
   Power Company Project) 5.85% 2/1/13 (AMBAC)                                                               0               0
Pennsylvania Economic Development Financing (Reliant Energy)
   Series B 6.75% 12/1/36 (AMT)                                                                      3,250,000       3,508,310
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
   Light Co. Project)
   6.375% 11/2/29 (AMT)                                                                              4,250,000       4,555,703
   6.625% 12/1/24                                                                                    4,500,000       4,600,845
Port Morrow, Oregon Pollution Control Revenue (Portland General
   Electric Co.) Series A 5.20% 5/1/33                                                               2,000,000       2,089,520
Sabine, Texas River Authority Pollution Control Revenue
   (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                             4,000,000       4,145,760
South Carolina Jobs Economic Development Authority Industrial
   Revenue (South Carolina Electric & Gas Co. Project) Series B
   5.45% 11/1/32 (AMBAC)(AMT)                                                                                0               0
Suffolk County, New York Industrial Agency Development Revenue
   (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                               3,500,000       3,667,790
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
   Power Co. Project) Series A 6.05% 7/15/26                                                         5,000,000       5,190,600
                                                                                                               ----------------
                                                                                                                    45,973,855
                                                                                                               ----------------

Miscellaneous Revenue Bonds                                                            1.24%
Middlesex County, New Jersey Improvement Authority Senior Revenue
   (Heldrich Center Hotel/Conference Project) Series A
   5.00% 1/1/32                                                                                      1,500,000       1,508,235
   5.125% 1/1/37                                                                                     1,500,000       1,513,740
Missouri State Environmental Improvement & Energy Resource
   Authority Water Pollution Control  Revenue Unrefunded Balance (State
   Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)                                                       0               0
Oregon State Department of Administrative Services 5.00% 9/1/13 (FSA)                                        0               0
Oregon State Department of Administrative Services Lottery Revenue
   Refunding Series A 5.00% 4/1/18 (FSA)                                                                     0               0
Wisconsin Center District Tax Revenue (Junior Dedicated)
   5.25% 12/15/23 (FSA)                                                                              2,000,000       2,326,240
                                                                                                               ----------------
                                                                                                                     5,348,215
                                                                                                               ----------------

Multifamily Housing Revenue Bonds                                                      2.34%
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A
   5.80% 5/20/44 (GNMA)(AMT)                                                                                 0               0
Illinois Development Finance Authority Revenue (Section 8) Series A
   5.80% 7/1/28 (FHA)(MBIA)                                                                                  0               0
Illinois Housing Development Authority Multi Family Revenue (Crystal
    Lake Preservation) Series A-1 5.80% 12/20/41 (GNMA)                                                      0               0
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
   (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                                        1,455,000       1,545,254
Missouri State Housing Development Commission Multifamily Housing
   Hyder Series 3 5.60% 7/1/34 (FHA)(AMT)                                                                    0               0
   San Remo Series 5 5.45% 1/1/36 (FHA)(AMT)                                                                 0               0
North Dakota State Housing Finance Agency Multifamily Revenue
   Series A 6.15% 12/1/17 (FNMA)                                                                     1,300,000       1,330,758
Oregon Health, Housing, Educational, & Cultural Facilities Authority
   (Pier Park Project) Series A 6.05% 4/1/18 (AMT)(GNMA)                                                     0               0
St. Louis County Industrial Development Authority Housing
   Development Revenue Refunding Sub (Southfield & Oak Forest
   Apartment-A) 5.20% 1/20/36 (GNMA)                                                                         0               0
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
   6.00% 12/1/31 (GNMA)(AMT)                                                                         1,500,000       1,547,415
                                                                                                               ----------------
                                                                                                                     4,423,427
                                                                                                               ----------------

Municipal Lease Revenue Bonds                                                          5.91%
Alexandria, Virginia Industrial Development Authority Revenue
   (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                                   5,000,000       5,618,500
California State Public Works Board (Department of General
   Services-Butterfield) Series A 5.25% 6/1/30                                                       2,750,000       2,972,035
Chesterfield  Certificates of Participation 5.00% 12/1/24 (FGIC)                                             0               0
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue
   Series 2005A 5.00% 6/1/21 (AMBAC)                                                                         0               0
   Series A 5.00% 6/1/45 (AMBAC)                                                                    10,000,000      10,434,600
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                                  350,000         333,907
Loudoun County, Virginia Industrial Development Authority Public
   Safety Facility Lease Revenue Series A 5.25% 12/15/23 (FSA)                                               0               0
Missouri State Development Finance Board Infrastructure Facilities
   Revenue (Branson Landing Project) Series A
   5.25% 12/1/19                                                                                     1,000,000       1,061,860
   5.50% 12/1/24                                                                                       980,000       1,047,973
   5.625% 12/1/28                                                                                    2,930,000       3,146,498
Missouri State Development Finance Board Infrastructure Facilities Revenue
   (Crackerneck Creek Project) Series C 5.00% 3/1/26                                                         0               0
   (Hartman Heritage Center Phase II) 5.00% 4/1/21 (AMBAC)                                                   0               0
Oregon State Department of Administrative Services Certificates of
   Participation Refunding
   Series A 5.00% 5/1/30 (FSA)                                                                               0               0
   Series C 5.25% 11/1/15 (MBIA)                                                                             0               0
St. Charles County Public Water Supply District #2 Certificate of
   Participation (Missouri Project)
   Series A 5.25% 12/1/28 (MBIA)                                                                             0               0
   Series B 5.10% 12/1/25 (MBIA)                                                                             0               0
St. Louis College District Leasehold Revenue 5.00% 3/1/23  (AMBAC)                                           0               0
^St. Louis Industrial Development Authority Leasehold Revenue
   (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)                                                           0               0
                                                                                                               ----------------
                                                                                                                    24,615,373
                                                                                                               ----------------

Political Subdivision General Obligation Bonds                                         0.64%
Deschutes County Refunding 5.00% 12/1/16 (FSA)                                                               0               0
Southwestern Oregon Community College District 5.00% 6/1/28 (MBIA)                                           0               0
St. Clair County, Michigan 5.00% 4/1/21 (AMBAC)                                                              0               0
Taney County Reorganization School District R-V Hollister School
   District 5.00% 3/1/22 (FSA)                                                                               0               0
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                                              0               0
                                                                                                               ----------------
                                                                                                                             -
                                                                                                               ----------------

§Pre-Refunded Bonds - 12.21%                                                        10.48%
Chemeketa County Community College District 5.80% 6/1/12-06  (FGIC)                                          0               0
Cudahy, Wisconsin Community Development Authority Lease
   Revenue 6.00% 6/1/11-06                                                                           1,000,000       1,023,420
Deschutes County Administrative School District #1 Series A
   5.125% 6/15/21-11 (FSA)                                                                                   0               0
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue Series B
   5.50% 6/1/43-13                                                                                   7,500,000       8,519,850
   5.625% 6/1/38-13                                                                                  7,500,000       8,583,074
Jackson County School District #6 Central Point 5.25% 6/15/20-10 (FGIC)                                      0               0
Jackson, Ohio Local School District (Stark & Summit Counties)
   School Facilities Construction & Improvement 5.625% 12/1/25-10  (FSA)                                     0               0
Kansas City Land Clearance Redevelopment Authority Lease
   Revenue (Muehlebach Hotel) Series A 5.90% 12/1/18-05 (FSA)                                                0               0
Liberty Sewer System Revenue
   6.15% 2/1/15-09 (MBIA)                                                                                    0               0
Linn County Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)                                     0               0
Malheur County (Jail Buildings) 6.30% 12/1/12-05 (MBIA)                                                      0               0
Michigan State Hospital Finance Authority Revenue (Genesys Health
   Systems) Series A
   7.50% 10/1/27-05                                                                                  8,130,000       8,161,544
   8.125% 10/1/21-05                                                                                 4,000,000       4,097,200
Mississippi Development Bank Special Obligation (Madison County
   Hospital Project) 6.30% 7/1/22-09                                                                 2,070,000       2,337,527
Missouri State Health & Educational Facilities Authority Educational
   Facilities Revenue (Central Missouri State University Project)
   5.75% 10/1/25-05 (AMBAC)                                                                                  0               0
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                                        0               0
New York City, New York Series H 6.125% 8/1/25-07                                                      755,000         808,401
North Unit Irrigation District 5.75% 6/1/16-06 (MBIA)                                                        0               0
Oregon State Department of Administrative Services Certificates of
   Participation Series A 5.80% 5/1/24-07 (AMBAC)                                                            0               0
Payne County, Oklahoma Economic Development Authority Student
   Housing Revenue (Collegiate Housing Foundation-Oklahoma State
   University) Series A 6.375% 6/1/30-11                                                             4,000,000       4,623,760
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11 (FSA)                                           0               0
Puerto Rico Commonwealth Public Improvement Series A
   5.125% 7/1/31-11                                                                                  3,495,000       3,849,288
   5.375% 7/1/21-07 (MBIA)                                                                              50,000          52,954
Salem Water & Sewer Revenue 5.625% 6/1/16-06 (MBIA)                                                          0               0
Southeast Wisconsin Professional Baseball Park District Sales Tax
   Revenue 5.80% 12/15/26-07 (MBIA)                                                                  1,000,000       1,051,950
St. Charles School District 6.50% 2/1/14-06 (FGIC)                                                           0               0
St. Louis Municipal Finance Corporation Leasehold Revenue
   Improvement (City Justice Center) Series A 5.95% 2/15/16-06 (AMBAC)                                       0               0
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                                                   0               0
Wisconsin Housing & Economic Developing Authority Revenue
   6.10% 6/1/21-17 (FHA)                                                                               835,000         948,877
                                                                                                               ----------------
                                                                                                                    44,057,845
                                                                                                               ----------------

Public Power Revenue Bonds                                                             2.72%
Salt River Project Arizona Agriculture Improvement & Power District
   Electric Revsalt River Project Series A 5.00% 1/1/35                                             15,000,000      16,107,450
Sikeston Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                                                      0               0
                                                                                                               ----------------
                                                                                                                    16,107,450
                                                                                                               ----------------

Public Utility District Revenue Bonds                                                  2.63%
Chelan County, Washington Public Utilities District #001Consolidated
   Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                                 5,000,000       5,333,950
Emerald Peoples Utilities District Series A 5.25% 11/1/22 (FSA)                                              0               0
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                                     10,000,000      10,531,300
                                                                                                               ----------------
                                                                                                                    15,865,250
                                                                                                               ----------------

School District General Obligation Bonds                                               2.20%
Benton & Linn Counties School District #509J Corvallis 5.00% 6/1/21 (FSA)                                    0               0
Camdenton Reorganized School District R-III Camden County
   Refunding & Improvement 5.25% 3/1/24 (FSA)                                                                0               0
Clackamas County School District #086 5.00% 6/15/25 (FSA)                                                    0               0
Clackamas County School District #12 (North Clackamas)
   5.00% 6/15/16 (FSA)                                                                                       0               0
Greene County Reorganization School District R8 (Direct Deposit
   Project) 5.10% 3/1/22 (FSA)                                                                               0               0
Jefferson County School District #509J 5.00% 6/15/22 (FGIC)                                                  0               0
Kenowa Hills, Michigan Public Schools Refunding 5.00% 5/1/25 (FGIC)                                          0               0
Lane County School District #19 Springfield Refunding
   6.00% 10/15/14 (FGIC)
Lewisville, Texas Independent School District Permanent School Fund
   6.15% 8/15/21                                                                                     2,160,000       2,382,286
Lincoln County School District 5.25% 6/15/12 (FGIC)                                                          0               0
Pomona, California United School District Series A 6.55% 8/1/29 (MBIA)                                       0               0
Salem-Keizer Oregon School District #24J Refunding 5.00% 6/15/19 (FSA)                                       0               0
South Redford, Michigan School District 5.00% 5/1/21 (FGIC)                                                  0               0
^St. Charles County Francis Howell School District (Capital
   Appreciation Direct Deposit Project) Series A 5.15% 3/1/17 (FGIC)                                         0               0
^Umatilla County School District #6 R Umatilla Refunding 5.50%
  12/15/22 (AMBAC)                                                                                            0               0
                                                                                                               ----------------
                                                                                                                     2,382,286
                                                                                                               ----------------

Single Family Housing Revenue Bonds                                                    0.60%
Missouri State Housing Development Commission Mortgage
   Revenue Series C 7.45% 9/1/27 (GNMA)(FNMA)(AMT)                                                           0               0
Missouri State Housing Development Commission Mortgage
   Revenue Single Family Homeowner
   Loan A 7.20% 9/1/26 (GNMA)(FNMA)(AMT)                                                                     0               0
   Loan B 7.55% 9/1/27 (GNMA)(FNMA)(AMT)                                                                     0               0
   Loan C 7.25% 9/1/26 (GNMA)(FNMA)(AMT)                                                                     0               0
Missouri State Housing Development Commission Mortgage Revenue
   Single Family Mortgage  Series A 5.20% 9/1/33 (GNMA)(FNMA)(AMT)                                           0               0
New Mexico Mortgage Finance Authority
   Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                                        310,000         313,896
   Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                                  265,000         275,873
New Mexico Mortgage Finance Authority Single Family Mortgage
   Program Series C 6.20% 7/1/26 (GNMA)(FNMA)                                                                0               0
Oregon State Housing & Community Services Department Mortgage
   Revenue Single Family Mortgage Program Series R (AMT) 5.375% 7/1/32                                       0               0
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
   6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                                     215,000         215,858
Utah State Housing Finance Agency Single Family Mortgage Series A-2
   7.20% 1/1/27 (FHA)(VA)(AMT)                                                                          20,000          20,431
                                                                                                               ----------------
                                                                                                                       826,058
                                                                                                               ----------------

Tax Increment / Special Assessment Bonds                                               0.37%
Midtown Miami, Florida Community Development District Special
   Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                                  1,000,000       1,074,170
Portland River District Urban Renewal & Redevelopment Interstate
   Corridor Series A 5.00% 6/15/23 (AMBAC)                                                                   0               0
Portland, Oregon Urban Renewal & Redevelopment Interstate
   Corridor Series A 5.25% 6/15/20 (FGIC)                                                                    0               0
                                                                                                               ----------------
                                                                                                                     1,074,170
                                                                                                               ----------------

Territorial General Obligation Bonds                                                   1.77%
Puerto Rico Commonwealth Improvement Series A 5.25% 7/1/23                                                   0               0
Puerto Rico Commonwealth Public Improvement Series A
   5.50% 7/1/19 (MBIA)                                                                               8,000,000       9,485,520
                                                                                                               ----------------
                                                                                                                     9,485,520
                                                                                                               ----------------

Territorial Revenue Bonds                                                              9.64%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
   Series A 4.75% 7/1/38 (MBIA)                                                                              0               0
   Series E 5.50% 7/1/19 (FSA)                                                                               0               0
   Series G 5.00% 7/1/42                                                                             6,750,000       7,063,335
   Series J 5.50% 7/1/22                                                                                     0               0
Puerto Rico Commonwealth Industrial Development Company
   General Purpose Revenues Series B 5.375% 7/1/16                                                   1,000,000       1,056,880
^Puerto Rico Commonwealth Infrarastructure Financing Authority
   Series A 0.00% 7/1/30 (FGIC)                                                                              0               0
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
   Revser B 5.00% 7/1/41                                                                             8,000,000       8,436,240
Puerto Rico Commonwealth Public Improvement (Unrefunded
   Balance) 5.125% 7/1/30 (FSA)                                                                              0               0
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                                   6,880,000       7,209,483
Puerto Rico Electric Power Authority Power Revenue
   Series II 5.25% 7/1/31                                                                            6,000,000       6,448,980
   Series NN 5.125% 7/1/29                                                                                   0               0
   Series PP 5.00% 7/1/25 (FGIC)                                                                             0               0
&Puerto Rico Electric Power Authority Power Revenue, Inverse Floater
   ROLs 6.345% 7/1/19 (FSA)                                                                                  0               0
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
   Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                                     1,240,000       1,268,867
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
   Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
   6.25% 7/1/24 (MBIA)                                                                               1,200,000       1,220,424
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
   Series I 5.25% 7/1/33                                                                            12,000,000      12,948,720
   Series J 5.00% 7/1/36 (AMBAC)                                                                             0               0
University of the Virgin Islands Series A 5.375% 6/1/34                                                      0               0
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                               510,000         526,422
                                                                                                               ----------------
                                                                                                                    46,179,351
                                                                                                               ----------------

Turnpike / Toll Road Revenue Bonds                                                     1.53%
Ohio State Turnpike Commission Revenue Series A
   5.50% 2/15/24 (FGIC)                                                                              5,000,000       6,012,350
   5.50% 2/15/26 (FGIC)                                                                              2,590,000       3,135,325
Pennsylvania State Turnpike Commission Series A 5.00% 12/1/34 (AMBAC)                                        0               0
                                                                                                               ----------------
                                                                                                                     9,147,675
                                                                                                               ----------------

Water & Sewer Revenue Bonds                                                            4.36%
Atlanta, Georgia Water & Waste Water Revenue 5.00% 11/1/18 (FSA)                                             0               0
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                           3,375,000       3,692,216
Clovis, California Public Financing Authority Wastewater Revenue
   5.25% 8/1/30 (MBIA)                                                                                       0               0
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                             0               0
Green Bay, Wisconsin Water Systems Revenue Refunding and
   Improvements Bonds 5.25% 11/1/22 (FSA)                                                                    0               0
Metropolitan St. Louis Sewer District Wastewater Revenue
   5.00% 5/1/34 (MBIA)                                                                                       0               0
Missouri State Development Finance Board Infrastructure Facilities
   Revenue (Sewer System Improvement Project) Series C 5.00% 3/1/25                                          0               0
New York City, New York Municipal Water Finance Authority Water &
   Sewer System Revenue Series A 5.125% 6/15/34                                                     12,125,000      12,927,432
Portland Sewer Systems Revenue (Second Lien) Series A
   5.00% 6/1/23 (FSA)                                                                                        0               0
West Virginia State Water Development Authority Revenue (Loan
   Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                                  2,890,000       3,249,892
                                                                                                                    19,869,540
                                                                                                               ----------------
Total Municipal Bonds                                                                                              459,307,931
                                                                                                               ----------------

Short-Term Investments                                                                 3.81%
Money Market Instruments                                                               0.43%
Dreyfus Tax-Exempt Cash Management Fund                                                                      0               0
                                                                                                               ----------------
                                                                                                                             -
                                                                                                               ----------------

oVariable Rate Demand Notes                                                            3.38%
Chester County, Pennsylvania Industrial Development Authority
   Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                                6,000,000       6,000,000
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                                4,400,000       4,400,000
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
   (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                                 9,000,000       9,000,000
Portland, Oregon Multi-Family Housing Revenue (South Park Block
   Project) 2.40% 12/1/11 UBC                                                                                0               0
                                                                                                               ----------------
                                                                                                                    19,400,000
                                                                                                               ----------------
Total Short Term Investments                                                                                        19,400,000
                                                                                                               ----------------

                                                                                                               ----------------
Total Investments at Market                                                          100.00%                       478,707,931
                                                                                                               ----------------

Total Investments at Cost                                                                                          441,884,365
                                                                                                               ----------------

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)
                                                                                   Delaware Tax Free Insured Fund
                                                                                         Par       Market Value
                                                                                   -------------------------------
                                                                                   -------------------------------

Municipal Bonds
Airline Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports Commission Special
   Facilities Revenue (Northwest Airlines, Inc. Project) Series A 7.00%
   4/1/25 (AMT)                                                                                  $0           $0
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
   Corp.) 7.35% 12/1/11                                                                           0            0
                                                                                                    -------------
                                                                                                               -
                                                                                                    -------------

Airport Revenue Bonds
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
   Acquistion Project) 5.75% 1/1/32 (AMT)                                                         0            0
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
   Project) 6.75% 1/1/32 (AMT)                                                                    0            0
Dallas-Fort Worth, Texas International Airport Revenue Series A
   5.50% 11/1/31 (FGIC)(AMT)                                                              1,500,000    1,602,780
Grapevine, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.50% 1/1/24 (AMT)                                                                      0            0
Houston, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.375% 1/1/23 (AMT)                                                                     0            0
Portland Airport Revenue (Portland International Airport) Series 11
   5.625% 7/1/26 (FGIC)(AMT)                                                                      0            0
St. Louis Airport (Capital Improvement Project) Series A
   5.375% 7/1/21 (MBIA)                                                                           0            0
                                                                                                    -------------
                                                                                                       1,602,780
                                                                                                    -------------

City General Obligation Bonds
Des Peres Refunding 5.375% 2/1/20 (AMBAC)                                                         0            0
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)                        1,250,000    1,410,225
New York City, New York
   Series H 6.125% 8/1/25                                                                         0            0
   Series I 5.125% 3/1/23                                                                         0            0
   Series J 5.25% 6/1/28                                                                          0            0
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                         2,000,000    2,229,660
                                                                                                    -------------
                                                                                                       3,639,885
                                                                                                    -------------

Continuing Care/Retirement Revenue Bonds
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
   Series A 5.25% 6/1/34                                                                  1,275,000    1,338,087
Delaware County, Pennsylvania Industrial Development Authority
   Revenue Care Institute (Main Line Care Institute Project) 9.00% 8/1/31                         0            0
Gainesville & Hall County, Georgia Development Authority Revenue
   (Lanier Village Estates Project) Series C 7.25% 11/15/29                                       0            0
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
   Communities) Series A 6.625% 8/15/30                                                           0            0
                                                                                                    -------------
                                                                                                       1,338,087
                                                                                                    -------------

Corporate-Backed Revenue Bonds
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
   Express Corp. Project) 6.375% 4/1/21 (AMT)                                                     0            0
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project)
  5.90% 10/1/26                                                                                   0            0
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)
  7.00% 8/1/17 (AMT)                                                                              0            0
Indianapolis, Indiana Airport Authority Revenue (Federal Express
   Corp. Project) 5.10% 1/15/17 (AMT)                                                       750,000      795,098
Missouri State Development Finance Board Infrastructure Facilities
    (Triumph Foods Project) Series A 5.25% 3/1/25                                                 0            0
Phenix City, Alabama Industrial Development Board Environmental Improvement
   Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)                       0            0
Puerto Rico Industrial, Medical & Environmental Pollution Control
   Facilities Financing Authority Revenue (PepsiCo, Inc. Project)
   6.25% 11/15/13                                                                                 0            0
Richmond County, Georgia Development Authority Environmental
   Improvement Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)                    0            0
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
   North America Project) Series A 5.65% 6/1/37 (AMT)                                             0            0
                                                                                                    -------------
                                                                                                         795,098
                                                                                                    -------------

Dedicated Tax & Fees Revenue Bonds
Bi-State Development Agency Missouri, Illinois Metropolitan District
  (Metrolink Cross County Project) Series B 5.00% 10/1/32 (FSA)                                   0            0
Jackson County Special Obligation 5.00% 12/1/27 (MBIA)                                            0            0
Massachusetts School Building Authority (Ax Revser) Series A 5.00%
  8/15/30 (FSA)                                                                                   0            0
New Jersey Economic Development Authority (Cigarette Tax)
   5.50% 6/15/331                                                                         1,000,000    1,058,090
   5.75% 6/15/34                                                                                  0            0
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31                      0            0
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                1,000,000    1,103,150
Tampa, Florida Sports Authority Revenue (Tampa Bay Arena Project)
   Sales Tax 5.75% 10/1/20 (MBIA)                                                         1,000,000    1,210,050
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16                         0            0
                                                                                                    -------------
                                                                                                       3,371,290
                                                                                                    -------------

Escrowed to Maturity Bonds
Cape Girardeau County Industrial Development Authority Health Care
   Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                           0            0
^Greene County Single Family Mortgage Revenue Municipal Multiplier
   (Private Mortgage Insurance) 6.10% 3/1/16                                                      0            0
Liberty Sewer System Revenue
   6.00% 2/1/08 (MBIA)                                                                            0            0
Louisiana Public Facilities Authority Hospital Revenue (Southern
   Baptist Hospital, Inc.) 8.00% 5/15/12                                                          0            0
New Jersey State Highway Authority Garden State Parkway General
   Revenue (Senior Parkway) (FGIC)
   5.50% 1/1/14 (FGIC)                                                                            0            0
   5.50% 1/1/15 (FGIC)                                                                            0            0
   5.50% 1/1/16 (FGIC)                                                                    1,000,000    1,154,750
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                             0            0
Umatilla County Hospital Facility Authority Revenue (Catholic Health
   Initiatives) Series A 5.50% 3/1/32                                                             0            0
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                            0            0
                                                                                                    -------------
                                                                                                       1,154,750
                                                                                                    -------------

Higher Education Revenue Bonds
Amherst, New York Industrial Development Agency Civic Facilities Revenue
   (UBF Faculty Student Housing) Series A 5.75% 8/1/30 (AMBAC)                            1,300,000    1,459,860
Chattanooga Tennessee Health Educational & Housing Facilities
   Board Revenue Series A 5.125% 10/1/35                                                          0            0
Illinois Educational Facilities Authority Student Housing Revenue
   (Educational Advancement Fund-University Center Project)
   6.25% 5/1/30                                                                                   0            0
   6.25% 5/1/34                                                                           1,000,000    1,031,210
Maryland State Economic Development Corporation, Student Housing
   Revenue (University of Maryland College Park Project) 5.625% 6/1/35                            0            0
Massachusetts State Development Finance Agency Revenue
   (Massachusetts College of Pharmacy Project) Series C 5.75% 7/1/33                        500,000      535,695
Massachusetts State Industrial Finance Agency Revenue Higher
   Education (Clark University Project) 6.10% 7/1/16                                      1,250,000    1,296,988
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
   6.00% 10/1/17                                                                                  0            0
   6.125% 10/1/29                                                                                 0            0
Milledgeville-Baldwin County, Georgia Development Authority Revenue
   (Georgia College & State University Foundation Project) 6.00% 9/1/33                           0            0
Missouri State Health & Educational Facilities Authority Educational
   Facilities Revenue (University of Health Sciences) 5.00% 6/1/31 (MBIA)                         0            0
New Hampshire Higher Educational & Health Facilities Authority
   Revenue (New Hampton School Issue) 5.375% 10/1/28                                              0            0
New Jersey State Educational Facilities Authority Revenue (Stevens
   Institute of Technology) Series B 5.25% 7/1/24                                                 0            0
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
   Floater 6.465% 5/15/15 (MBIA)                                                                  0            0
New York State Dormitory Authority Revenue (Fashion Institute
   Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                             1,000,000    1,104,470
Oregon Health & Science University Revenue (Capital Appreciation
   Insured) Series A
   5.00% 7/1/32 (MBIA)                                                                            0            0
   ^5.50% 7/1/21 (MBIA)                                                                           0            0
Oregon State Facilities Authority Revenue
   (College Housing Northwest Project) Series A 5.45% 10/1/32                                     0            0
   (College Independent Student Housing Project)
   Series A 5.25% 7/1/30 (XLCA)                                                           1,000,000    1,088,440
   (Linfield College Project) Series A 5.00% 10/1/30                                              0            0
   (Willamette University Project) Series A
   5.00% 10/1/34 (FGIC)                                                                           0            0
   5.125% 10/1/25 (FGIC)                                                                          0            0
Pennsylvania State Higher Educational Facilities Authority Revenue
   (Widener University) 5.375% 7/15/29                                                    1,000,000    1,057,070
University Massachusetts Building Authority Revenue
   (Refunding-Senior) Series 2 5.00% 11/1/25 (AMBAC)                                      1,000,000    1,082,370
University of Central Florida Athletics Association Certificates of
   Participation Series A 5.25% 10/1/34 (FGIC)                                              500,000      543,420
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                             0            0
                                                                                                    -------------
                                                                                                       9,199,523
                                                                                                    -------------

Hospital Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
   (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                                         0            0
Cando, North Dakota Nursing Facility Revenue (Towner County
   Medical Center Project) 7.125% 8/1/22                                                          0            0
Cape Girardeau County Industrial Development Authority Health Care
   Facilities Revenue Unrefunded Balance
   (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                              0            0
   (St. Francis Medical Center) Series A 5.50% 6/1/32                                             0            0
Chatham County, Georgia Hospital Authority Revenue (Memorial
   Health Medical Center) Series A 6.125% 1/1/24                                                  0            0
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
   Series A 5.50% 1/1/29                                                                          0            0
Deschutes County Hospital Facilities Authority Hospital Revenue
   (Cascade Health Services) 5.60% 1/1/32                                                         0            0
Duluth Economic Development Authority Health Care Facilities
   Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                          0            0
Florence County, South Carolina Hospital Revenue (McLeod Regional
   Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                   1,000,000    1,086,280
Hannibal Industrial Development Authority Health Facilities Revenue
   Refunding (Hannibal Regional Hospital) Series A
   5.625% 3/1/12 (FSA)                                                                            0            0
   5.75% 3/1/22 (FSA)                                                                             0            0
Henrico County, Virginia Economic Development Authority Revenue
   (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                                      0            0
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
   Healthcare Project) 5.625% 1/1/28                                                              0            0
Joplin Industrial Development Authority Health Facilities Revenue
   (Freeman Health System Project)
   5.375% 2/15/35                                                                                 0            0
   5.75% 2/15/35                                                                                  0            0
Knox County, Tennessee Health Educational & Housing Facilities
   Board Hospital Revenue (East Tennessee Hospital Project) Series B
   5.75% 7/1/33                                                                           1,000,000    1,075,190
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
   Foundation Project) Series B 5.50% 5/15/32                                                     0            0
Maryland State Health & Higher Educational Facilities Authority
   Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                                       0            0
Michigan State Hospital Finance Authority Revenue
    (Ascension HealthCredit Group) Series B 5.25% 11/15/26                                        0            0
   (Oakwood Obligation Group) Series A 5.75% 4/1/32                                               0            0
   (Trinity Health Credit) Series C 5.375% 12/1/30                                                0            0
Missouri State Health & Educational Facilities Authority Health
   Facilities Revenue Refunding
    (Lake Regional Health System Project) 5.70% 2/15/34                                           0            0
   (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)                                                0            0
Multnomah County, Oregon Hospital Facilities Authority Revenue
   (Providence Health System) 5.25% 10/1/22                                                       0            0
New York State Dormitory Authority (Catholic Health Services of Long
   Island- St. Francis Hospital Project) 5.10% 7/1/34                                             0            0
North Carolina Medical Care Commission Hospital Revenue
   (Northeast Medical Center Project) 5.125% 11/1/34                                              0            0
North Kansas City Missouri Hospital Revenue Series A
   5.00% 11/15/28 (FSA)                                                                           0            0
Prince William County, Virgina Industrial Development Authority
   Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                        0            0
South Miami, Florida Health Facilities Authority Hospital  Revenue
   (Baptist Health South Florida Group) 5.25% 11/15/33                                            0            0
                                                                                                    -------------
                                                                                                       2,161,470
                                                                                                    -------------

Investor Owned Utilities Revenue Bonds
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
   Project) Series B 6.30% 7/1/32 (AMT)                                                           0            0
Clark County, Nevada Industrial Development Revenue (Nevada
   Power Co. Project) Series C 7.20% 10/1/22                                                      0            0
Mason County, West Virginia Pollution Control Revenue (Appalachian
   Power Co. Project) Series K 6.05% 12/1/24 (AMBAC)                                      3,000,000    3,351,840
Midland County, Michigan Economic Development Subordinate Limited
   Obligation (Midland Congeneration Project) Series A 6.875% 7/23/09 (AMT)                       0            0
Mississippi Business Finance Corporation Pollution Control Revenue
   (System Energy Resources, Inc. Project) 5.90% 5/1/22                                           0            0
Missouri State Environmental Improvement & Energy Resource
   Authority Pollution Control Revenue Refunding (St. Joseph Light &
   Power Company Project) 5.85% 2/1/13 (AMBAC)                                                    0            0
Pennsylvania Economic Development Financing (Reliant Energy)
   Series B 6.75% 12/1/36 (AMT)                                                                   0            0
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
   Light Co. Project)
   6.375% 11/2/29 (AMT)                                                                     750,000      803,948
   6.625% 12/1/24                                                                                 0            0
Port Morrow, Oregon Pollution Control Revenue (Portland General
   Electric Co.) Series A 5.20% 5/1/33                                                            0            0
Sabine, Texas River Authority Pollution Control Revenue
   (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                          0            0
South Carolina Jobs Economic Development Authority Industrial
   Revenue (South Carolina Electric & Gas Co. Project) Series B
   5.45% 11/1/32 (AMBAC)(AMT)                                                               500,000      537,630
Suffolk County, New York Industrial Agency Development Revenue
   (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                            0            0
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
   Power Co. Project) Series A 6.05% 7/15/26                                                      0            0
                                                                                                    -------------
                                                                                                       4,693,418
                                                                                                    -------------

Miscellaneous Revenue Bonds
Middlesex County, New Jersey Improvement Authority Senior Revenue
   (Heldrich Center Hotel/Conference Project) Series A
   5.00% 1/1/32                                                                                   0            0
   5.125% 1/1/37                                                                                  0            0
Missouri State Environmental Improvement & Energy Resource
   Authority Water Pollution Control  Revenue Unrefunded Balance (State
   Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)                                            0            0
Oregon State Department of Administrative Services 5.00% 9/1/13 (FSA)                             0            0
Oregon State Department of Administrative Services Lottery Revenue
   Refunding Series A 5.00% 4/1/18 (FSA)                                                          0            0
Wisconsin Center District Tax Revenue (Junior Dedicated)
   5.25% 12/15/23 (FSA)                                                                           0            0
                                                                                                    -------------
                                                                                                               -
                                                                                                    -------------

Multifamily Housing Revenue Bonds
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A
   5.80% 5/20/44 (GNMA)(AMT)                                                              1,150,000    1,220,702
Illinois Development Finance Authority Revenue (Section 8) Series A
   5.80% 7/1/28 (FHA)(MBIA)                                                               2,790,000    2,899,759
Illinois Housing Development Authority Multi Family Revenue (Crystal
    Lake Preservation) Series A-1 5.80% 12/20/41 (GNMA)                                   2,000,000    2,133,140
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
   (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                                     0            0
Missouri State Housing Development Commission Multifamily Housing
   Hyder Series 3 5.60% 7/1/34 (FHA)(AMT)                                                         0            0
   San Remo Series 5 5.45% 1/1/36 (FHA)(AMT)                                                      0            0
North Dakota State Housing Finance Agency Multifamily Revenue
   Series A 6.15% 12/1/17 (FNMA)                                                                  0            0
Oregon Health, Housing, Educational, & Cultural Facilities Authority
   (Pier Park Project) Series A 6.05% 4/1/18 (AMT)(GNMA)                                          0            0
St. Louis County Industrial Development Authority Housing
   Development Revenue Refunding Sub (Southfield & Oak Forest
   Apartment-A) 5.20% 1/20/36 (GNMA)                                                              0            0
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
   6.00% 12/1/31 (GNMA)(AMT)                                                                      0            0
                                                                                                    -------------
                                                                                                       6,253,601
                                                                                                    -------------

Municipal Lease Revenue Bonds
Alexandria, Virginia Industrial Development Authority Revenue
   (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                        1,000,000    1,123,700
California State Public Works Board (Department of General
   Services-Butterfield) Series A 5.25% 6/1/30                                                    0            0
Chesterfield  Certificates of Participation 5.00% 12/1/24 (FGIC)                                  0            0
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue
   Series 2005A 5.00% 6/1/21 (AMBAC)                                                      1,000,000    1,061,140
   Series A 5.00% 6/1/45 (AMBAC)                                                                  0            0
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                             0            0
Loudoun County, Virginia Industrial Development Authority Public
   Safety Facility Lease Revenue Series A 5.25% 12/15/23 (FSA)                              700,000      769,979
Missouri State Development Finance Board Infrastructure Facilities
   Revenue (Branson Landing Project) Series A
   5.25% 12/1/19                                                                                  0            0
   5.50% 12/1/24                                                                          1,000,000    1,069,360
   5.625% 12/1/28                                                                                 0            0
Missouri State Development Finance Board Infrastructure Facilities Revenue
   (Crackerneck Creek Project) Series C 5.00% 3/1/26                                              0            0
   (Hartman Heritage Center Phase II) 5.00% 4/1/21 (AMBAC)                                        0            0
Oregon State Department of Administrative Services Certificates of
   Participation Refunding
   Series A 5.00% 5/1/30 (FSA)                                                                    0            0
   Series C 5.25% 11/1/15 (MBIA)                                                                  0            0
St. Charles County Public Water Supply District #2 Certificate of
   Participation (Missouri Project)
   Series A 5.25% 12/1/28 (MBIA)                                                                  0            0
   Series B 5.10% 12/1/25 (MBIA)                                                                  0            0
St. Louis College District Leasehold Revenue 5.00% 3/1/23  (AMBAC)                                0            0
^St. Louis Industrial Development Authority Leasehold Revenue
   (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)                                                0            0
                                                                                                    -------------
                                                                                                       4,024,179
                                                                                                    -------------

Political Subdivision General Obligation Bonds
Deschutes County Refunding 5.00% 12/1/16 (FSA)                                                    0            0
Southwestern Oregon Community College District 5.00% 6/1/28 (MBIA)                                0            0
St. Clair County, Michigan 5.00% 4/1/21 (AMBAC)                                             565,000      609,737
Taney County Reorganization School District R-V Hollister School
   District 5.00% 3/1/22 (FSA)                                                                    0            0
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                                   0            0
                                                                                                    -------------
                                                                                                         609,737
                                                                                                    -------------

§Pre-Refunded Bonds - 12.21%
Chemeketa County Community College District 5.80% 6/1/12-06  (FGIC)                               0            0
Cudahy, Wisconsin Community Development Authority Lease
   Revenue 6.00% 6/1/11-06                                                                        0            0
Deschutes County Administrative School District #1 Series A
   5.125% 6/15/21-11 (FSA)                                                                        0            0
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue Series B
   5.50% 6/1/43-13                                                                        1,000,000    1,135,980
   5.625% 6/1/38-13                                                                               0            0
Jackson County School District #6 Central Point 5.25% 6/15/20-10 (FGIC)                           0            0
Jackson, Ohio Local School District (Stark & Summit Counties)
   School Facilities Construction & Improvement 5.625% 12/1/25-10  (FSA)                  1,000,000    1,100,540
Kansas City Land Clearance Redevelopment Authority Lease
   Revenue (Muehlebach Hotel) Series A 5.90% 12/1/18-05 (FSA)                                     0            0
Liberty Sewer System Revenue
   6.15% 2/1/15-09 (MBIA)                                                                         0            0
Linn County Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)                          0            0
Malheur County (Jail Buildings) 6.30% 12/1/12-05 (MBIA)                                           0            0
Michigan State Hospital Finance Authority Revenue (Genesys Health
   Systems) Series A
   7.50% 10/1/27-05                                                                       1,500,000    1,505,819
   8.125% 10/1/21-05                                                                              0            0
Mississippi Development Bank Special Obligation (Madison County
   Hospital Project) 6.30% 7/1/22-09                                                              0            0
Missouri State Health & Educational Facilities Authority Educational
   Facilities Revenue (Central Missouri State University Project)
   5.75% 10/1/25-05 (AMBAC)                                                                       0            0
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                             0            0
New York City, New York Series H 6.125% 8/1/25-07                                                 0            0
North Unit Irrigation District 5.75% 6/1/16-06 (MBIA)                                             0            0
Oregon State Department of Administrative Services Certificates of
   Participation Series A 5.80% 5/1/24-07 (AMBAC)                                                 0            0
Payne County, Oklahoma Economic Development Authority Student
   Housing Revenue (Collegiate Housing Foundation-Oklahoma State
   University) Series A 6.375% 6/1/30-11                                                          0            0
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11 (FSA)                                0            0
Puerto Rico Commonwealth Public Improvement Series A
   5.125% 7/1/31-11                                                                               0            0
   5.375% 7/1/21-07 (MBIA)                                                                        0            0
Salem Water & Sewer Revenue 5.625% 6/1/16-06 (MBIA)                                               0            0
Southeast Wisconsin Professional Baseball Park District Sales Tax
   Revenue 5.80% 12/15/26-07 (MBIA)                                                               0            0
St. Charles School District 6.50% 2/1/14-06 (FGIC)                                                0            0
St. Louis Municipal Finance Corporation Leasehold Revenue
   Improvement (City Justice Center) Series A 5.95% 2/15/16-06 (AMBAC)                            0            0
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                                1,250,000    1,386,075
Wisconsin Housing & Economic Developing Authority Revenue
   6.10% 6/1/21-17 (FHA)                                                                          0            0
                                                                                                    -------------
                                                                                                       5,128,414
                                                                                                    -------------

Public Power Revenue Bonds
Salt River Project Arizona Agriculture Improvement & Power District
   Electric Revsalt River Project Series A 5.00% 1/1/35                                           0            0
Sikeston Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                                           0            0
                                                                                                    -------------
                                                                                                               -
                                                                                                    -------------

Public Utility District Revenue Bonds
Chelan County, Washington Public Utilities District #001Consolidated
   Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                              0            0
Emerald Peoples Utilities District Series A 5.25% 11/1/22 (FSA)                                   0            0
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                                   0            0
                                                                                                    -------------
                                                                                                               -
                                                                                                    -------------

School District General Obligation Bonds
Benton & Linn Counties School District #509J Corvallis 5.00% 6/1/21 (FSA)                         0            0
Camdenton Reorganized School District R-III Camden County
   Refunding & Improvement 5.25% 3/1/24 (FSA)                                                     0            0
Clackamas County School District #086 5.00% 6/15/25 (FSA)                                         0            0
Clackamas County School District #12 (North Clackamas)
   5.00% 6/15/16 (FSA)                                                                            0            0
Greene County Reorganization School District R8 (Direct Deposit
   Project) 5.10% 3/1/22 (FSA)                                                                    0            0
Jefferson County School District #509J 5.00% 6/15/22 (FGIC)                                       0            0
Kenowa Hills, Michigan Public Schools Refunding 5.00% 5/1/25 (FGIC)                         490,000      528,328
Lane County School District #19 Springfield Refunding
   6.00% 10/15/14 (FGIC)
Lewisville, Texas Independent School District Permanent School Fund
   6.15% 8/15/21                                                                                  0            0
Lincoln County School District 5.25% 6/15/12 (FGIC)                                               0            0
Pomona, California United School District Series A 6.55% 8/1/29 (MBIA)                    1,000,000    1,342,280
Salem-Keizer Oregon School District #24J Refunding 5.00% 6/15/19 (FSA)                            0            0
South Redford, Michigan School District 5.00% 5/1/21 (FGIC)                                 700,000      758,548
^St. Charles County Francis Howell School District (Capital
   Appreciation Direct Deposit Project) Series A 5.15% 3/1/17 (FGIC)                              0            0
^Umatilla County School District #6 R Umatilla Refunding 5.50%
  12/15/22 (AMBAC)                                                                                 0            0
                                                                                                    -------------
                                                                                                       2,629,156
                                                                                                    -------------

Single Family Housing Revenue Bonds
Missouri State Housing Development Commission Mortgage
   Revenue Series C 7.45% 9/1/27 (GNMA)(FNMA)(AMT)                                                0            0
Missouri State Housing Development Commission Mortgage
   Revenue Single Family Homeowner
   Loan A 7.20% 9/1/26 (GNMA)(FNMA)(AMT)                                                          0            0
   Loan B 7.55% 9/1/27 (GNMA)(FNMA)(AMT)                                                          0            0
   Loan C 7.25% 9/1/26 (GNMA)(FNMA)(AMT)                                                          0            0
Missouri State Housing Development Commission Mortgage Revenue
   Single Family Mortgage  Series A 5.20% 9/1/33 (GNMA)(FNMA)(AMT)                                0            0
New Mexico Mortgage Finance Authority
   Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                                   0            0
   Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                             0            0
New Mexico Mortgage Finance Authority Single Family Mortgage
   Program Series C 6.20% 7/1/26 (GNMA)(FNMA)                                               630,000      643,362
Oregon State Housing & Community Services Department Mortgage
   Revenue Single Family Mortgage Program Series R (AMT) 5.375% 7/1/32                            0            0
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
   6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                                0            0
Utah State Housing Finance Agency Single Family Mortgage Series A-2
   7.20% 1/1/27 (FHA)(VA)(AMT)                                                                    0            0
                                                                                                    -------------
                                                                                                         643,362
                                                                                                    -------------

Tax Increment / Special Assessment Bonds
Midtown Miami, Florida Community Development District Special
   Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                               0            0
Portland River District Urban Renewal & Redevelopment Interstate
   Corridor Series A 5.00% 6/15/23 (AMBAC)                                                        0            0
Portland, Oregon Urban Renewal & Redevelopment Interstate
   Corridor Series A 5.25% 6/15/20 (FGIC)                                                         0            0
                                                                                                    -------------
                                                                                                               -
                                                                                                    -------------

Territorial General Obligation Bonds
Puerto Rico Commonwealth Improvement Series A 5.25% 7/1/23                                        0            0
Puerto Rico Commonwealth Public Improvement Series A
   5.50% 7/1/19 (MBIA)                                                                    1,000,000    1,185,690
                                                                                                    -------------
                                                                                                       1,185,690
                                                                                                    -------------

Territorial Revenue Bonds
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
   Series A 4.75% 7/1/38 (MBIA)                                                                   0            0
   Series E 5.50% 7/1/19 (FSA)                                                            3,000,000    3,557,070
   Series G 5.00% 7/1/42                                                                          0            0
   Series J 5.50% 7/1/22                                                                          0            0
Puerto Rico Commonwealth Industrial Development Company
   General Purpose Revenues Series B 5.375% 7/1/16                                                0            0
^Puerto Rico Commonwealth Infrarastructure Financing Authority
   Series A 0.00% 7/1/30 (FGIC)                                                                   0            0
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
   Revser B 5.00% 7/1/41                                                                          0            0
Puerto Rico Commonwealth Public Improvement (Unrefunded
   Balance) 5.125% 7/1/30 (FSA)                                                                   0            0
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                                0            0
Puerto Rico Electric Power Authority Power Revenue
   Series II 5.25% 7/1/31                                                                         0            0
   Series NN 5.125% 7/1/29                                                                        0            0
   Series PP 5.00% 7/1/25 (FGIC)                                                                  0            0
&Puerto Rico Electric Power Authority Power Revenue, Inverse Floater
   ROLs 6.345% 7/1/19 (FSA)                                                                       0            0
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
   Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                                  0            0
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
   Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
   6.25% 7/1/24 (MBIA)                                                                            0            0
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
   Series I 5.25% 7/1/33                                                                          0            0
   Series J 5.00% 7/1/36 (AMBAC)                                                          1,000,000    1,095,190
University of the Virgin Islands Series A 5.375% 6/1/34                                           0            0
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                          0            0
                                                                                                    -------------
                                                                                                       4,652,260
                                                                                                    -------------

Turnpike / Toll Road Revenue Bonds
Ohio State Turnpike Commission Revenue Series A
   5.50% 2/15/24 (FGIC)                                                                           0            0
   5.50% 2/15/26 (FGIC)                                                                           0            0
Pennsylvania State Turnpike Commission Series A 5.00% 12/1/34 (AMBAC)                       500,000      533,330
                                                                                                    -------------
                                                                                                         533,330
                                                                                                    -------------

Water & Sewer Revenue Bonds
Atlanta, Georgia Water & Waste Water Revenue 5.00% 11/1/18 (FSA)                          1,000,000    1,090,080
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                1,000,000    1,093,990
Clovis, California Public Financing Authority Wastewater Revenue
   5.25% 8/1/30 (MBIA)                                                                    1,000,000    1,097,600
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                          1,000,000    1,088,900
Green Bay, Wisconsin Water Systems Revenue Refunding and
   Improvements Bonds 5.25% 11/1/22 (FSA)                                                 1,000,000    1,105,180
Metropolitan St. Louis Sewer District Wastewater Revenue
   5.00% 5/1/34 (MBIA)                                                                            0            0
Missouri State Development Finance Board Infrastructure Facilities
   Revenue (Sewer System Improvement Project) Series C 5.00% 3/1/25                               0            0
New York City, New York Municipal Water Finance Authority Water &
   Sewer System Revenue Series A 5.125% 6/15/34                                                   0            0
Portland Sewer Systems Revenue (Second Lien) Series A
   5.00% 6/1/23 (FSA)                                                                             0            0
West Virginia State Water Development Authority Revenue (Loan
   Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                               0            0
                                                                                                       5,475,750
                                                                                                    -------------
Total Municipal Bonds                                                                                 59,091,780
                                                                                                    -------------

Short-Term Investments
Money Market Instruments
Dreyfus Tax-Exempt Cash Management Fund                                                           0            0
                                                                                                    -------------
                                                                                                               -
                                                                                                    -------------

oVariable Rate Demand Notes
Chester County, Pennsylvania Industrial Development Authority
   Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                             0            0
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                             0            0
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
   (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                      1,000,000    1,000,000
Portland, Oregon Multi-Family Housing Revenue (South Park Block
   Project) 2.40% 12/1/11 UBC                                                                     0            0
                                                                                                    -------------
                                                                                                       1,000,000
                                                                                                    -------------
Total Short Term Investments                                                                           1,000,000
                                                                                                    -------------

                                                                                                    -------------
Total Investments at Market                                                                           60,091,780
                                                                                                    -------------

Total Investments at Cost                                                                             55,980,051
                                                                                                    -------------

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)
                                                                                        Delaware Tax-Free Missouri
                                                                                              Insured Fund
                                                                                           Par        Market Value
                                                                                    ---------------------------------
                                                                                    ---------------------------------

Municipal Bonds
Airline Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports Commission Special
   Facilities Revenue (Northwest Airlines, Inc. Project) Series A 7.00%
   4/1/25 (AMT)                                                                                    $0            $0
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
   Corp.) 7.35% 12/1/11                                                                             0             0
                                                                                                      --------------
                                                                                                                  -
                                                                                                      --------------

Airport Revenue Bonds
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
   Acquistion Project) 5.75% 1/1/32 (AMT)                                                           0             0
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
   Project) 6.75% 1/1/32 (AMT)                                                                      0             0
Dallas-Fort Worth, Texas International Airport Revenue Series A
   5.50% 11/1/31 (FGIC)(AMT)                                                                        0             0
Grapevine, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.50% 1/1/24 (AMT)                                                                        0             0
Houston, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.375% 1/1/23 (AMT)                                                                       0             0
Portland Airport Revenue (Portland International Airport) Series 11
   5.625% 7/1/26 (FGIC)(AMT)                                                                        0             0
St. Louis Airport (Capital Improvement Project) Series A
   5.375% 7/1/21 (MBIA)                                                                     1,635,000     1,790,668
                                                                                                      --------------
                                                                                                          1,790,668
                                                                                                      --------------

City General Obligation Bonds
Des Peres Refunding 5.375% 2/1/20 (AMBAC)                                                   1,000,000     1,135,880
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)                                  0             0
New York City, New York
   Series H 6.125% 8/1/25                                                                           0             0
   Series I 5.125% 3/1/23                                                                           0             0
   Series J 5.25% 6/1/28                                                                            0             0
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                                   0             0
                                                                                                      --------------
                                                                                                          1,135,880
                                                                                                      --------------

Continuing Care/Retirement Revenue Bonds
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
   Series A 5.25% 6/1/34                                                                            0             0
Delaware County, Pennsylvania Industrial Development Authority
   Revenue Care Institute (Main Line Care Institute Project) 9.00% 8/1/31                           0             0
Gainesville & Hall County, Georgia Development Authority Revenue
   (Lanier Village Estates Project) Series C 7.25% 11/15/29                                         0             0
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
   Communities) Series A 6.625% 8/15/30                                                             0             0
                                                                                                      --------------
                                                                                                                  -
                                                                                                      --------------

Corporate-Backed Revenue Bonds
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
   Express Corp. Project) 6.375% 4/1/21 (AMT)                                                       0             0
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project)
  5.90% 10/1/26                                                                                     0             0
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)
  7.00% 8/1/17 (AMT)                                                                                0             0
Indianapolis, Indiana Airport Authority Revenue (Federal Express
   Corp. Project) 5.10% 1/15/17 (AMT)                                                               0             0
Missouri State Development Finance Board Infrastructure Facilities
    (Triumph Foods Project) Series A 5.25% 3/1/25                                             500,000       518,790
Phenix City, Alabama Industrial Development Board Environmental Improvement
   Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)                         0             0
Puerto Rico Industrial, Medical & Environmental Pollution Control
   Facilities Financing Authority Revenue (PepsiCo, Inc. Project)
   6.25% 11/15/13                                                                                   0             0
Richmond County, Georgia Development Authority Environmental
   Improvement Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)                      0             0
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
   North America Project) Series A 5.65% 6/1/37 (AMT)                                         500,000       524,025
                                                                                                      --------------
                                                                                                          1,042,815
                                                                                                      --------------

Dedicated Tax & Fees Revenue Bonds
Bi-State Development Agency Missouri, Illinois Metropolitan District
  (Metrolink Cross County Project) Series B 5.00% 10/1/32 (FSA)                             1,000,000     1,058,180
Jackson County Special Obligation 5.00% 12/1/27 (MBIA)                                      1,000,000     1,057,500
Massachusetts School Building Authority (Ax Revser) Series A 5.00%
  8/15/30 (FSA)                                                                                     0             0
New Jersey Economic Development Authority (Cigarette Tax)
   5.50% 6/15/331                                                                                   0             0
   5.75% 6/15/34                                                                                    0             0
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31                        0             0
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                          0             0
Tampa, Florida Sports Authority Revenue (Tampa Bay Arena Project)
   Sales Tax 5.75% 10/1/20 (MBIA)                                                                   0             0
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16                           0             0
                                                                                                      --------------
                                                                                                          2,115,680
                                                                                                      --------------

Escrowed to Maturity Bonds
Cape Girardeau County Industrial Development Authority Health Care
   Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                       440,000       490,701
^Greene County Single Family Mortgage Revenue Municipal Multiplier
   (Private Mortgage Insurance) 6.10% 3/1/16                                                1,225,000       802,424
Liberty Sewer System Revenue
   6.00% 2/1/08 (MBIA)                                                                        380,000       406,630
Louisiana Public Facilities Authority Hospital Revenue (Southern
   Baptist Hospital, Inc.) 8.00% 5/15/12                                                            0             0
New Jersey State Highway Authority Garden State Parkway General
   Revenue (Senior Parkway) (FGIC)
   5.50% 1/1/14 (FGIC)                                                                              0             0
   5.50% 1/1/15 (FGIC)                                                                              0             0
   5.50% 1/1/16 (FGIC)                                                                              0             0
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                               0             0
Umatilla County Hospital Facility Authority Revenue (Catholic Health
   Initiatives) Series A 5.50% 3/1/32                                                               0             0
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                              0             0
                                                                                                      --------------
                                                                                                          1,699,755
                                                                                                      --------------

Higher Education Revenue Bonds
Amherst, New York Industrial Development Agency Civic Facilities Revenue
   (UBF Faculty Student Housing) Series A 5.75% 8/1/30 (AMBAC)                                      0             0
Chattanooga Tennessee Health Educational & Housing Facilities
   Board Revenue Series A 5.125% 10/1/35                                                            0             0
Illinois Educational Facilities Authority Student Housing Revenue
   (Educational Advancement Fund-University Center Project)
   6.25% 5/1/30                                                                                     0             0
   6.25% 5/1/34                                                                                     0             0
Maryland State Economic Development Corporation, Student Housing
   Revenue (University of Maryland College Park Project) 5.625% 6/1/35                              0             0
Massachusetts State Development Finance Agency Revenue
   (Massachusetts College of Pharmacy Project) Series C 5.75% 7/1/33                                0             0
Massachusetts State Industrial Finance Agency Revenue Higher
   Education (Clark University Project) 6.10% 7/1/16                                                0             0
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
   6.00% 10/1/17                                                                                    0             0
   6.125% 10/1/29                                                                                   0             0
Milledgeville-Baldwin County, Georgia Development Authority Revenue
   (Georgia College & State University Foundation Project) 6.00% 9/1/33                             0             0
Missouri State Health & Educational Facilities Authority Educational
   Facilities Revenue (University of Health Sciences) 5.00% 6/1/31 (MBIA)                   1,000,000     1,041,210
New Hampshire Higher Educational & Health Facilities Authority
   Revenue (New Hampton School Issue) 5.375% 10/1/28                                                0             0
New Jersey State Educational Facilities Authority Revenue (Stevens
   Institute of Technology) Series B 5.25% 7/1/24                                                   0             0
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
   Floater 6.465% 5/15/15 (MBIA)                                                                    0             0
New York State Dormitory Authority Revenue (Fashion Institute
   Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                                       0             0
Oregon Health & Science University Revenue (Capital Appreciation
   Insured) Series A
   5.00% 7/1/32 (MBIA)                                                                              0             0
   ^5.50% 7/1/21 (MBIA)                                                                             0             0
Oregon State Facilities Authority Revenue
   (College Housing Northwest Project) Series A 5.45% 10/1/32                                       0             0
   (College Independent Student Housing Project)
   Series A 5.25% 7/1/30 (XLCA)                                                                     0             0
   (Linfield College Project) Series A 5.00% 10/1/30                                                0             0
   (Willamette University Project) Series A
   5.00% 10/1/34 (FGIC)                                                                             0             0
   5.125% 10/1/25 (FGIC)                                                                            0             0
Pennsylvania State Higher Educational Facilities Authority Revenue
   (Widener University) 5.375% 7/15/29                                                              0             0
University Massachusetts Building Authority Revenue
   (Refunding-Senior) Series 2 5.00% 11/1/25 (AMBAC)                                                0             0
University of Central Florida Athletics Association Certificates of
   Participation Series A 5.25% 10/1/34 (FGIC)                                                      0             0
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                               0             0
                                                                                                      --------------
                                                                                                          1,041,210
                                                                                                      --------------

Hospital Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
   (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                                           0             0
Cando, North Dakota Nursing Facility Revenue (Towner County
   Medical Center Project) 7.125% 8/1/22                                                            0             0
Cape Girardeau County Industrial Development Authority Health Care
   Facilities Revenue Unrefunded Balance
   (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                          560,000       618,733
   (St. Francis Medical Center) Series A 5.50% 6/1/32                                       1,000,000     1,062,390
Chatham County, Georgia Hospital Authority Revenue (Memorial
   Health Medical Center) Series A 6.125% 1/1/24                                                    0             0
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
   Series A 5.50% 1/1/29                                                                            0             0
Deschutes County Hospital Facilities Authority Hospital Revenue
   (Cascade Health Services) 5.60% 1/1/32                                                           0             0
Duluth Economic Development Authority Health Care Facilities
   Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                            0             0
Florence County, South Carolina Hospital Revenue (McLeod Regional
   Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                             0             0
Hannibal Industrial Development Authority Health Facilities Revenue
   Refunding (Hannibal Regional Hospital) Series A
   5.625% 3/1/12 (FSA)                                                                      1,000,000     1,032,290
   5.75% 3/1/22 (FSA)                                                                       1,000,000     1,032,540
Henrico County, Virginia Economic Development Authority Revenue
   (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                                        0             0
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
   Healthcare Project) 5.625% 1/1/28                                                                0             0
Joplin Industrial Development Authority Health Facilities Revenue
   (Freeman Health System Project)
   5.375% 2/15/35                                                                             255,000       266,518
   5.75% 2/15/35                                                                              405,000       440,790
Knox County, Tennessee Health Educational & Housing Facilities
   Board Hospital Revenue (East Tennessee Hospital Project) Series B
   5.75% 7/1/33                                                                                     0             0
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
   Foundation Project) Series B 5.50% 5/15/32
Maryland State Health & Higher Educational Facilities Authority
   Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                                         0             0
Michigan State Hospital Finance Authority Revenue
    (Ascension HealthCredit Group) Series B 5.25% 11/15/26                                          0             0
   (Oakwood Obligation Group) Series A 5.75% 4/1/32                                                 0             0
   (Trinity Health Credit) Series C 5.375% 12/1/30                                                  0             0
Missouri State Health & Educational Facilities Authority Health
   Facilities Revenue Refunding
    (Lake Regional Health System Project) 5.70% 2/15/34                                       500,000       535,840
   (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)                                            500,000       567,835
Multnomah County, Oregon Hospital Facilities Authority Revenue
   (Providence Health System) 5.25% 10/1/22                                                         0             0
New York State Dormitory Authority (Catholic Health Services of Long
   Island- St. Francis Hospital Project) 5.10% 7/1/34                                               0             0
North Carolina Medical Care Commission Hospital Revenue
   (Northeast Medical Center Project) 5.125% 11/1/34                                                0             0
North Kansas City Missouri Hospital Revenue Series A
   5.00% 11/15/28 (FSA)                                                                       500,000       531,235
Prince William County, Virgina Industrial Development Authority
   Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                          0             0
South Miami, Florida Health Facilities Authority Hospital  Revenue
   (Baptist Health South Florida Group) 5.25% 11/15/33                                              0             0
                                                                                                      --------------
                                                                                                          6,088,171
                                                                                                      --------------

Investor Owned Utilities Revenue Bonds
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
   Project) Series B 6.30% 7/1/32 (AMT)                                                             0             0
Clark County, Nevada Industrial Development Revenue (Nevada
   Power Co. Project) Series C 7.20% 10/1/22                                                        0             0
Mason County, West Virginia Pollution Control Revenue (Appalachian
   Power Co. Project) Series K 6.05% 12/1/24 (AMBAC)                                                0             0
Midland County, Michigan Economic Development Subordinate Limited
   Obligation (Midland Congeneration Project) Series A 6.875% 7/23/09 (AMT)                         0             0
Mississippi Business Finance Corporation Pollution Control Revenue
   (System Energy Resources, Inc. Project) 5.90% 5/1/22                                             0             0
Missouri State Environmental Improvement & Energy Resource
   Authority Pollution Control Revenue Refunding (St. Joseph Light &
   Power Company Project) 5.85% 2/1/13 (AMBAC)                                              2,200,000     2,227,346
Pennsylvania Economic Development Financing (Reliant Energy)
   Series B 6.75% 12/1/36 (AMT)                                                                     0             0
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
   Light Co. Project)
   6.375% 11/2/29 (AMT)                                                                             0             0
   6.625% 12/1/24                                                                                   0             0
Port Morrow, Oregon Pollution Control Revenue (Portland General
   Electric Co.) Series A 5.20% 5/1/33                                                              0             0
Sabine, Texas River Authority Pollution Control Revenue
   (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                            0             0
South Carolina Jobs Economic Development Authority Industrial
   Revenue (South Carolina Electric & Gas Co. Project) Series B
   5.45% 11/1/32 (AMBAC)(AMT)                                                                       0             0
Suffolk County, New York Industrial Agency Development Revenue
   (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                              0             0
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
   Power Co. Project) Series A 6.05% 7/15/26                                                        0             0
                                                                                                      --------------
                                                                                                          2,227,346
                                                                                                      --------------

Miscellaneous Revenue Bonds
Middlesex County, New Jersey Improvement Authority Senior Revenue
   (Heldrich Center Hotel/Conference Project) Series A
   5.00% 1/1/32                                                                                     0             0
   5.125% 1/1/37                                                                                    0             0
Missouri State Environmental Improvement & Energy Resource
   Authority Water Pollution Control  Revenue Unrefunded Balance (State
   Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)                                      1,060,000     1,073,324
Oregon State Department of Administrative Services 5.00% 9/1/13 (FSA)                               0             0
Oregon State Department of Administrative Services Lottery Revenue
   Refunding Series A 5.00% 4/1/18 (FSA)                                                            0             0
Wisconsin Center District Tax Revenue (Junior Dedicated)
   5.25% 12/15/23 (FSA)                                                                             0             0
                                                                                                      --------------
                                                                                                          1,073,324
                                                                                                      --------------

Multifamily Housing Revenue Bonds
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A
   5.80% 5/20/44 (GNMA)(AMT)                                                                        0             0
Illinois Development Finance Authority Revenue (Section 8) Series A
   5.80% 7/1/28 (FHA)(MBIA)                                                                         0             0
Illinois Housing Development Authority Multi Family Revenue (Crystal
    Lake Preservation) Series A-1 5.80% 12/20/41 (GNMA)                                             0             0
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
   (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                                       0             0
Missouri State Housing Development Commission Multifamily Housing
   Hyder Series 3 5.60% 7/1/34 (FHA)(AMT)                                                   1,435,000     1,512,662
   San Remo Series 5 5.45% 1/1/36 (FHA)(AMT)                                                  500,000       522,665
North Dakota State Housing Finance Agency Multifamily Revenue
   Series A 6.15% 12/1/17 (FNMA)                                                                    0             0
Oregon Health, Housing, Educational, & Cultural Facilities Authority
   (Pier Park Project) Series A 6.05% 4/1/18 (AMT)(GNMA)                                            0             0
St. Louis County Industrial Development Authority Housing
   Development Revenue Refunding Sub (Southfield & Oak Forest
   Apartment-A) 5.20% 1/20/36 (GNMA)                                                        1,000,000     1,038,060
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
   6.00% 12/1/31 (GNMA)(AMT)                                                                        0             0
                                                                                                      --------------
                                                                                                          3,073,387
                                                                                                      --------------

Municipal Lease Revenue Bonds
Alexandria, Virginia Industrial Development Authority Revenue
   (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                                  0             0
California State Public Works Board (Department of General
   Services-Butterfield) Series A 5.25% 6/1/30                                                      0             0
Chesterfield  Certificates of Participation 5.00% 12/1/24 (FGIC)                            1,000,000     1,085,540
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue
   Series 2005A 5.00% 6/1/21 (AMBAC)                                                                0             0
   Series A 5.00% 6/1/45 (AMBAC)                                                                    0             0
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                               0             0
Loudoun County, Virginia Industrial Development Authority Public
   Safety Facility Lease Revenue Series A 5.25% 12/15/23 (FSA)                                      0             0
Missouri State Development Finance Board Infrastructure Facilities
   Revenue (Branson Landing Project) Series A
   5.25% 12/1/19                                                                              435,000       461,909
   5.50% 12/1/24                                                                              500,000       534,680
   5.625% 12/1/28                                                                                   0             0
Missouri State Development Finance Board Infrastructure Facilities Revenue
   (Crackerneck Creek Project) Series C 5.00% 3/1/26                                          500,000       514,295
   (Hartman Heritage Center Phase II) 5.00% 4/1/21 (AMBAC)                                    335,000       359,623
Oregon State Department of Administrative Services Certificates of
   Participation Refunding
   Series A 5.00% 5/1/30 (FSA)                                                                      0             0
   Series C 5.25% 11/1/15 (MBIA)                                                                    0             0
St. Charles County Public Water Supply District #2 Certificate of
   Participation (Missouri Project)
   Series A 5.25% 12/1/28 (MBIA)                                                            1,000,000     1,083,980
   Series B 5.10% 12/1/25 (MBIA)                                                              500,000       527,510
St. Louis College District Leasehold Revenue 5.00% 3/1/23  (AMBAC)                          1,000,000     1,077,980
^St. Louis Industrial Development Authority Leasehold Revenue
   (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)                                          3,035,000     1,609,674
                                                                                                      --------------
                                                                                                          7,255,191
                                                                                                      --------------

Political Subdivision General Obligation Bonds
Deschutes County Refunding 5.00% 12/1/16 (FSA)                                                      0             0
Southwestern Oregon Community College District 5.00% 6/1/28 (MBIA)                                  0             0
St. Clair County, Michigan 5.00% 4/1/21 (AMBAC)                                                     0             0
Taney County Reorganization School District R-V Hollister School
   District 5.00% 3/1/22 (FSA)                                                              1,000,000     1,071,270
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                                     0             0
                                                                                                      --------------
                                                                                                          1,071,270
                                                                                                      --------------

§Pre-Refunded Bonds - 12.21%
Chemeketa County Community College District 5.80% 6/1/12-06  (FGIC)                                 0             0
Cudahy, Wisconsin Community Development Authority Lease
   Revenue 6.00% 6/1/11-06                                                                          0             0
Deschutes County Administrative School District #1 Series A
   5.125% 6/15/21-11 (FSA)                                                                          0             0
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue Series B
   5.50% 6/1/43-13                                                                                  0             0
   5.625% 6/1/38-13                                                                                 0             0
Jackson County School District #6 Central Point 5.25% 6/15/20-10 (FGIC)                             0             0
Jackson, Ohio Local School District (Stark & Summit Counties)
   School Facilities Construction & Improvement 5.625% 12/1/25-10  (FSA)                            0             0
Kansas City Land Clearance Redevelopment Authority Lease
   Revenue (Muehlebach Hotel) Series A 5.90% 12/1/18-05 (FSA)                               1,000,000     1,027,680
Liberty Sewer System Revenue
   6.15% 2/1/15-09 (MBIA)                                                                   1,500,000     1,650,150
Linn County Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)                            0             0
Malheur County (Jail Buildings) 6.30% 12/1/12-05 (MBIA)                                             0             0
Michigan State Hospital Finance Authority Revenue (Genesys Health
   Systems) Series A
   7.50% 10/1/27-05                                                                                 0             0
   8.125% 10/1/21-05                                                                                0             0
Mississippi Development Bank Special Obligation (Madison County
   Hospital Project) 6.30% 7/1/22-09                                                                0             0
Missouri State Health & Educational Facilities Authority Educational
   Facilities Revenue (Central Missouri State University Project)
   5.75% 10/1/25-05 (AMBAC)                                                                 1,000,000     1,002,490
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                               0             0
New York City, New York Series H 6.125% 8/1/25-07                                                   0             0
North Unit Irrigation District 5.75% 6/1/16-06 (MBIA)                                               0             0
Oregon State Department of Administrative Services Certificates of
   Participation Series A 5.80% 5/1/24-07 (AMBAC)                                                   0             0
Payne County, Oklahoma Economic Development Authority Student
   Housing Revenue (Collegiate Housing Foundation-Oklahoma State
   University) Series A 6.375% 6/1/30-11                                                            0             0
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11 (FSA)                                  0             0
Puerto Rico Commonwealth Public Improvement Series A
   5.125% 7/1/31-11                                                                                 0             0
   5.375% 7/1/21-07 (MBIA)                                                                          0             0
Salem Water & Sewer Revenue 5.625% 6/1/16-06 (MBIA)                                                 0             0
Southeast Wisconsin Professional Baseball Park District Sales Tax
   Revenue 5.80% 12/15/26-07 (MBIA)                                                                 0             0
St. Charles School District 6.50% 2/1/14-06 (FGIC)                                          1,250,000     1,269,525
St. Louis Municipal Finance Corporation Leasehold Revenue
   Improvement (City Justice Center) Series A 5.95% 2/15/16-06 (AMBAC)                      1,000,000     1,034,020
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                                          0             0
Wisconsin Housing & Economic Developing Authority Revenue
   6.10% 6/1/21-17 (FHA)                                                                            0             0
                                                                                                      --------------
                                                                                                          5,983,865
                                                                                                      --------------

Public Power Revenue Bonds
Salt River Project Arizona Agriculture Improvement & Power District
   Electric Revsalt River Project Series A 5.00% 1/1/35                                             0             0
Sikeston Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                                     1,000,000     1,171,310
                                                                                                      --------------
                                                                                                          1,171,310
                                                                                                      --------------

Public Utility District Revenue Bonds
Chelan County, Washington Public Utilities District #001Consolidated
   Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                                0             0
Emerald Peoples Utilities District Series A 5.25% 11/1/22 (FSA)                                     0             0
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                                     0             0
                                                                                                      --------------
                                                                                                                  -
                                                                                                      --------------

School District General Obligation Bonds
Benton & Linn Counties School District #509J Corvallis 5.00% 6/1/21 (FSA)                           0             0
Camdenton Reorganized School District R-III Camden County
   Refunding & Improvement 5.25% 3/1/24 (FSA)                                               1,000,000     1,110,930
Clackamas County School District #086 5.00% 6/15/25 (FSA)                                           0             0
Clackamas County School District #12 (North Clackamas)
   5.00% 6/15/16 (FSA)                                                                              0             0
Greene County Reorganization School District R8 (Direct Deposit
   Project) 5.10% 3/1/22 (FSA)                                                              1,500,000     1,618,365
Jefferson County School District #509J 5.00% 6/15/22 (FGIC)                                         0             0
Kenowa Hills, Michigan Public Schools Refunding 5.00% 5/1/25 (FGIC)                                 0             0
Lane County School District #19 Springfield Refunding
   6.00% 10/15/14 (FGIC)
Lewisville, Texas Independent School District Permanent School Fund
   6.15% 8/15/21                                                                                    0             0
Lincoln County School District 5.25% 6/15/12 (FGIC)                                                 0             0
Pomona, California United School District Series A 6.55% 8/1/29 (MBIA)                              0             0
Salem-Keizer Oregon School District #24J Refunding 5.00% 6/15/19 (FSA)                              0             0
South Redford, Michigan School District 5.00% 5/1/21 (FGIC)                                         0             0
^St. Charles County Francis Howell School District (Capital
   Appreciation Direct Deposit Project) Series A 5.15% 3/1/17 (FGIC)                        1,500,000       938,460
^Umatilla County School District #6 R Umatilla Refunding 5.50%
  12/15/22 (AMBAC)                                                                                   0             0
                                                                                                      --------------
                                                                                                          3,667,755
                                                                                                      --------------

Single Family Housing Revenue Bonds
Missouri State Housing Development Commission Mortgage
   Revenue Series C 7.45% 9/1/27 (GNMA)(FNMA)(AMT)                                            185,000       185,235
Missouri State Housing Development Commission Mortgage
   Revenue Single Family Homeowner
   Loan A 7.20% 9/1/26 (GNMA)(FNMA)(AMT)                                                      140,000       140,878
   Loan B 7.55% 9/1/27 (GNMA)(FNMA)(AMT)                                                       70,000        70,083
   Loan C 7.25% 9/1/26 (GNMA)(FNMA)(AMT)                                                      160,000       162,659
Missouri State Housing Development Commission Mortgage Revenue
   Single Family Mortgage  Series A 5.20% 9/1/33 (GNMA)(FNMA)(AMT)                            345,000       354,919
New Mexico Mortgage Finance Authority
   Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                                     0             0
   Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                               0             0
New Mexico Mortgage Finance Authority Single Family Mortgage
   Program Series C 6.20% 7/1/26 (GNMA)(FNMA)                                                       0             0
Oregon State Housing & Community Services Department Mortgage
   Revenue Single Family Mortgage Program Series R (AMT) 5.375% 7/1/32                              0             0
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
   6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                                  0             0
Utah State Housing Finance Agency Single Family Mortgage Series A-2
   7.20% 1/1/27 (FHA)(VA)(AMT)                                                                      0             0
                                                                                                      --------------
                                                                                                            913,774
                                                                                                      --------------

Tax Increment / Special Assessment Bonds
Midtown Miami, Florida Community Development District Special
   Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                                 0             0
Portland River District Urban Renewal & Redevelopment Interstate
   Corridor Series A 5.00% 6/15/23 (AMBAC)                                                          0             0
Portland, Oregon Urban Renewal & Redevelopment Interstate
   Corridor Series A 5.25% 6/15/20 (FGIC)                                                           0             0
                                                                                                      --------------
                                                                                                                  -
                                                                                                      --------------

Territorial General Obligation Bonds
Puerto Rico Commonwealth Improvement Series A 5.25% 7/1/23                                    500,000       544,155
Puerto Rico Commonwealth Public Improvement Series A
   5.50% 7/1/19 (MBIA)                                                                              0             0
                                                                                                      --------------
                                                                                                            544,155
                                                                                                      --------------

Territorial Revenue Bonds
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
   Series A 4.75% 7/1/38 (MBIA)                                                             1,000,000     1,057,650
   Series E 5.50% 7/1/19 (FSA)                                                                      0             0
   Series G 5.00% 7/1/42                                                                            0             0
   Series J 5.50% 7/1/22                                                                            0             0
Puerto Rico Commonwealth Industrial Development Company
   General Purpose Revenues Series B 5.375% 7/1/16                                                  0             0
^Puerto Rico Commonwealth Infrarastructure Financing Authority
   Series A 0.00% 7/1/30 (FGIC)                                                                     0             0
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
   Revser B 5.00% 7/1/41                                                                            0             0
Puerto Rico Commonwealth Public Improvement (Unrefunded
   Balance) 5.125% 7/1/30 (FSA)                                                                     0             0
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                                  0             0
Puerto Rico Electric Power Authority Power Revenue
   Series II 5.25% 7/1/31                                                                           0             0
   Series NN 5.125% 7/1/29                                                                    400,000       430,124
   Series PP 5.00% 7/1/25 (FGIC)                                                            1,000,000     1,081,090
&Puerto Rico Electric Power Authority Power Revenue, Inverse Floater
   ROLs 6.345% 7/1/19 (FSA)                                                                 1,925,000     2,062,695
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
   Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                                    0             0
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
   Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
   6.25% 7/1/24 (MBIA)                                                                              0             0
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
   Series I 5.25% 7/1/33                                                                            0             0
   Series J 5.00% 7/1/36 (AMBAC)                                                                    0             0
University of the Virgin Islands Series A 5.375% 6/1/34                                       500,000       533,625
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                            0             0
                                                                                                      --------------
                                                                                                          5,165,184
                                                                                                      --------------

Turnpike / Toll Road Revenue Bonds
Ohio State Turnpike Commission Revenue Series A
   5.50% 2/15/24 (FGIC)                                                                             0             0
   5.50% 2/15/26 (FGIC)                                                                             0             0
Pennsylvania State Turnpike Commission Series A 5.00% 12/1/34 (AMBAC)                               0             0
                                                                                                      --------------
                                                                                                                  -
                                                                                                      --------------

Water & Sewer Revenue Bonds
Atlanta, Georgia Water & Waste Water Revenue 5.00% 11/1/18 (FSA)                                    0             0
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                          0             0
Clovis, California Public Financing Authority Wastewater Revenue
   5.25% 8/1/30 (MBIA)                                                                              0             0
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                    0             0
Green Bay, Wisconsin Water Systems Revenue Refunding and
   Improvements Bonds 5.25% 11/1/22 (FSA)                                                           0             0
Metropolitan St. Louis Sewer District Wastewater Revenue
   5.00% 5/1/34 (MBIA)                                                                      1,250,000     1,327,075
Missouri State Development Finance Board Infrastructure Facilities
   Revenue (Sewer System Improvement Project) Series C 5.00% 3/1/25                           605,000       625,050
New York City, New York Municipal Water Finance Authority Water &
   Sewer System Revenue Series A 5.125% 6/15/34                                                     0             0
Portland Sewer Systems Revenue (Second Lien) Series A
   5.00% 6/1/23 (FSA)                                                                               0             0
West Virginia State Water Development Authority Revenue (Loan
   Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                                 0             0
                                                                                                          1,952,125
                                                                                                      --------------
Total Municipal Bonds                                                                                    49,012,865
                                                                                                      --------------

Short-Term Investments
Money Market Instruments
Dreyfus Tax-Exempt Cash Management Fund                                                     1,068,051     1,068,051
                                                                                                      --------------
                                                                                                          1,068,051
                                                                                                      --------------

oVariable Rate Demand Notes
Chester County, Pennsylvania Industrial Development Authority
   Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                               0             0
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                               0             0
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
   (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                                0             0
Portland, Oregon Multi-Family Housing Revenue (South Park Block
   Project) 2.40% 12/1/11 UBC                                                                       0             0
                                                                                                      --------------
                                                                                                                  -
                                                                                                      --------------
Total Short Term Investments                                                                              1,068,051
                                                                                                      --------------

                                                                                                      --------------
Total Investments at Market                                                                              50,080,916
                                                                                                      --------------

Total Investments at Cost                                                                                46,957,112
                                                                                                      --------------

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)                                                                              Delaware Tax-Free Oregon
                                                                                              Insured Fund
                                                                                           Par        Market Value
                                                                                      -------------------------------
                                                                                      -------------------------------

Municipal Bonds
Airline Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports Commission Special
   Facilities Revenue (Northwest Airlines, Inc. Project) Series A 7.00%
   4/1/25 (AMT)                                                                                   $0              $0
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
   Corp.) 7.35% 12/1/11                                                                            0               0
                                                                                                     ----------------
                                                                                                                   -
                                                                                                     ----------------

Airport Revenue Bonds
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
   Acquistion Project) 5.75% 1/1/32 (AMT)                                                          0               0
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
   Project) 6.75% 1/1/32 (AMT)                                                                     0               0
Dallas-Fort Worth, Texas International Airport Revenue Series A
   5.50% 11/1/31 (FGIC)(AMT)                                                                       0               0
Grapevine, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.50% 1/1/24 (AMT)                                                                       0               0
Houston, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.375% 1/1/23 (AMT)                                                                      0               0
Portland Airport Revenue (Portland International Airport) Series 11
   5.625% 7/1/26 (FGIC)(AMT)                                                              $1,500,000      $1,555,335
St. Louis Airport (Capital Improvement Project) Series A
   5.375% 7/1/21 (MBIA)                                                                            0               0
                                                                                                     ----------------
                                                                                                           1,555,335
                                                                                                     ----------------

City General Obligation Bonds
Des Peres Refunding 5.375% 2/1/20 (AMBAC)                                                          0               0
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)                                 0               0
New York City, New York
   Series H 6.125% 8/1/25                                                                          0               0
   Series I 5.125% 3/1/23                                                                          0               0
   Series J 5.25% 6/1/28                                                                           0               0
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                                  0               0
                                                                                                     ----------------
                                                                                                                   -
                                                                                                     ----------------

Continuing Care/Retirement Revenue Bonds
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
   Series A 5.25% 6/1/34                                                                           0               0
Delaware County, Pennsylvania Industrial Development Authority
   Revenue Care Institute (Main Line Care Institute Project) 9.00% 8/1/31                          0               0
Gainesville & Hall County, Georgia Development Authority Revenue
   (Lanier Village Estates Project) Series C 7.25% 11/15/29                                        0               0
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
   Communities) Series A 6.625% 8/15/30                                                            0               0
                                                                                                     ----------------
                                                                                                                   -
                                                                                                     ----------------

Corporate-Backed Revenue Bonds
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
   Express Corp. Project) 6.375% 4/1/21 (AMT)                                                      0               0
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project)
  5.90% 10/1/26                                                                                    0               0
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)
  7.00% 8/1/17 (AMT)                                                                               0               0
Indianapolis, Indiana Airport Authority Revenue (Federal Express
   Corp. Project) 5.10% 1/15/17 (AMT)                                                              0               0
Missouri State Development Finance Board Infrastructure Facilities
    (Triumph Foods Project) Series A 5.25% 3/1/25                                                  0               0
Phenix City, Alabama Industrial Development Board Environmental Improvement
   Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)                        0               0
Puerto Rico Industrial, Medical & Environmental Pollution Control
   Facilities Financing Authority Revenue (PepsiCo, Inc. Project)
   6.25% 11/15/13                                                                                  0               0
Richmond County, Georgia Development Authority Environmental
   Improvement Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)                     0               0
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
   North America Project) Series A 5.65% 6/1/37 (AMT)                                              0               0
                                                                                                     ----------------
                                                                                                                   -
                                                                                                     ----------------

Dedicated Tax & Fees Revenue Bonds
Bi-State Development Agency Missouri, Illinois Metropolitan District
  (Metrolink Cross County Project) Series B 5.00% 10/1/32 (FSA)                                    0               0
Jackson County Special Obligation 5.00% 12/1/27 (MBIA)                                             0               0
Massachusetts School Building Authority (Ax Revser) Series A 5.00%
  8/15/30 (FSA)                                                                                    0               0
New Jersey Economic Development Authority (Cigarette Tax)
   5.50% 6/15/331                                                                                  0               0
   5.75% 6/15/34                                                                                   0               0
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31                       0               0
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                         0               0
Tampa, Florida Sports Authority Revenue (Tampa Bay Arena Project)
   Sales Tax 5.75% 10/1/20 (MBIA)                                                                  0               0
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16                          0               0
                                                                                                     ----------------
                                                                                                                   -
                                                                                                     ----------------

Escrowed to Maturity Bonds
Cape Girardeau County Industrial Development Authority Health Care
   Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                            0               0
^Greene County Single Family Mortgage Revenue Municipal Multiplier
   (Private Mortgage Insurance) 6.10% 3/1/16                                                       0               0
Liberty Sewer System Revenue
   6.00% 2/1/08 (MBIA)                                                                             0               0
Louisiana Public Facilities Authority Hospital Revenue (Southern
   Baptist Hospital, Inc.) 8.00% 5/15/12                                                           0               0
New Jersey State Highway Authority Garden State Parkway General
   Revenue (Senior Parkway) (FGIC)
   5.50% 1/1/14 (FGIC)                                                                             0               0
   5.50% 1/1/15 (FGIC)                                                                             0               0
   5.50% 1/1/16 (FGIC)                                                                             0               0
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                              0               0
Umatilla County Hospital Facility Authority Revenue (Catholic Health
   Initiatives) Series A 5.50% 3/1/32                                                      1,000,000       1,108,190
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                             0               0
                                                                                                     ----------------
                                                                                                           1,108,190
                                                                                                     ----------------

Higher Education Revenue Bonds
Amherst, New York Industrial Development Agency Civic Facilities Revenue
   (UBF Faculty Student Housing) Series A 5.75% 8/1/30 (AMBAC)                                     0               0
Chattanooga Tennessee Health Educational & Housing Facilities
   Board Revenue Series A 5.125% 10/1/35                                                           0               0
Illinois Educational Facilities Authority Student Housing Revenue
   (Educational Advancement Fund-University Center Project)
   6.25% 5/1/30                                                                                    0               0
   6.25% 5/1/34                                                                                    0               0
Maryland State Economic Development Corporation, Student Housing
   Revenue (University of Maryland College Park Project) 5.625% 6/1/35                             0               0
Massachusetts State Development Finance Agency Revenue
   (Massachusetts College of Pharmacy Project) Series C 5.75% 7/1/33                               0               0
Massachusetts State Industrial Finance Agency Revenue Higher
   Education (Clark University Project) 6.10% 7/1/16                                               0               0
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
   6.00% 10/1/17                                                                                   0               0
   6.125% 10/1/29                                                                                  0               0
Milledgeville-Baldwin County, Georgia Development Authority Revenue
   (Georgia College & State University Foundation Project) 6.00% 9/1/33                            0               0
Missouri State Health & Educational Facilities Authority Educational
   Facilities Revenue (University of Health Sciences) 5.00% 6/1/31 (MBIA)                          0               0
New Hampshire Higher Educational & Health Facilities Authority
   Revenue (New Hampton School Issue) 5.375% 10/1/28                                               0               0
New Jersey State Educational Facilities Authority Revenue (Stevens
   Institute of Technology) Series B 5.25% 7/1/24                                                  0               0
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
   Floater 6.465% 5/15/15 (MBIA)                                                                   0               0
New York State Dormitory Authority Revenue (Fashion Institute
   Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                                      0               0
Oregon Health & Science University Revenue (Capital Appreciation
   Insured) Series A
   5.00% 7/1/32 (MBIA)                                                                     2,000,000       2,112,260
   ^5.50% 7/1/21 (MBIA)                                                                    2,000,000       1,016,560
Oregon State Facilities Authority Revenue
   (College Housing Northwest Project) Series A 5.45% 10/1/32                              1,000,000       1,034,890
   (College Independent Student Housing Project)
   Series A 5.25% 7/1/30 (XLCA)                                                              630,000         685,717
   (Linfield College Project) Series A 5.00% 10/1/30                                         600,000         618,924
   (Willamette University Project) Series A
   5.00% 10/1/34 (FGIC)                                                                    1,000,000       1,067,260
   5.125% 10/1/25 (FGIC)                                                                     500,000         547,935
Pennsylvania State Higher Educational Facilities Authority Revenue
   (Widener University) 5.375% 7/15/29                                                             0               0
University Massachusetts Building Authority Revenue
   (Refunding-Senior) Series 2 5.00% 11/1/25 (AMBAC)                                               0               0
University of Central Florida Athletics Association Certificates of
   Participation Series A 5.25% 10/1/34 (FGIC)                                                     0               0
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                              0               0
                                                                                                     ----------------
                                                                                                           7,083,546
                                                                                                     ----------------

Hospital Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
   (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                                          0               0
Cando, North Dakota Nursing Facility Revenue (Towner County
   Medical Center Project) 7.125% 8/1/22                                                           0               0
Cape Girardeau County Industrial Development Authority Health Care
   Facilities Revenue Unrefunded Balance
   (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                               0               0
   (St. Francis Medical Center) Series A 5.50% 6/1/32                                              0               0
Chatham County, Georgia Hospital Authority Revenue (Memorial
   Health Medical Center) Series A 6.125% 1/1/24                                                   0               0
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
   Series A 5.50% 1/1/29                                                                           0               0
Deschutes County Hospital Facilities Authority Hospital Revenue
   (Cascade Health Services) 5.60% 1/1/32                                                  1,250,000       1,335,825
Duluth Economic Development Authority Health Care Facilities
   Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                           0               0
Florence County, South Carolina Hospital Revenue (McLeod Regional
   Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                            0               0
Hannibal Industrial Development Authority Health Facilities Revenue
   Refunding (Hannibal Regional Hospital) Series A
   5.625% 3/1/12 (FSA)                                                                             0               0
   5.75% 3/1/22 (FSA)                                                                              0               0
Henrico County, Virginia Economic Development Authority Revenue
   (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                                       0               0
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
   Healthcare Project) 5.625% 1/1/28                                                               0               0
Joplin Industrial Development Authority Health Facilities Revenue
   (Freeman Health System Project)
   5.375% 2/15/35                                                                                  0               0
   5.75% 2/15/35                                                                                   0               0
Knox County, Tennessee Health Educational & Housing Facilities
   Board Hospital Revenue (East Tennessee Hospital Project) Series B
   5.75% 7/1/33                                                                                    0               0
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
   Foundation Project) Series B 5.50% 5/15/32
Maryland State Health & Higher Educational Facilities Authority
   Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                                        0               0
Michigan State Hospital Finance Authority Revenue
    (Ascension HealthCredit Group) Series B 5.25% 11/15/26                                         0               0
   (Oakwood Obligation Group) Series A 5.75% 4/1/32                                                0               0
   (Trinity Health Credit) Series C 5.375% 12/1/30                                                 0               0
Missouri State Health & Educational Facilities Authority Health
   Facilities Revenue Refunding
    (Lake Regional Health System Project) 5.70% 2/15/34                                            0               0
   (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)                                                 0               0
Multnomah County, Oregon Hospital Facilities Authority Revenue
   (Providence Health System) 5.25% 10/1/22                                                  500,000         546,395
New York State Dormitory Authority (Catholic Health Services of Long
   Island- St. Francis Hospital Project) 5.10% 7/1/34                                              0               0
North Carolina Medical Care Commission Hospital Revenue
   (Northeast Medical Center Project) 5.125% 11/1/34                                               0               0
North Kansas City Missouri Hospital Revenue Series A
   5.00% 11/15/28 (FSA)                                                                            0               0
Prince William County, Virgina Industrial Development Authority
   Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                         0               0
South Miami, Florida Health Facilities Authority Hospital  Revenue
   (Baptist Health South Florida Group) 5.25% 11/15/33                                             0               0
                                                                                                     ----------------
                                                                                                           1,882,220
                                                                                                     ----------------

Investor Owned Utilities Revenue Bonds
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
   Project) Series B 6.30% 7/1/32 (AMT)                                                            0               0
Clark County, Nevada Industrial Development Revenue (Nevada
   Power Co. Project) Series C 7.20% 10/1/22                                                       0               0
Mason County, West Virginia Pollution Control Revenue (Appalachian
   Power Co. Project) Series K 6.05% 12/1/24 (AMBAC)                                               0               0
Midland County, Michigan Economic Development Subordinate Limited
   Obligation (Midland Congeneration Project) Series A 6.875% 7/23/09 (AMT)                        0               0
Mississippi Business Finance Corporation Pollution Control Revenue
   (System Energy Resources, Inc. Project) 5.90% 5/1/22                                            0               0
Missouri State Environmental Improvement & Energy Resource
   Authority Pollution Control Revenue Refunding (St. Joseph Light &
   Power Company Project) 5.85% 2/1/13 (AMBAC)                                                     0               0
Pennsylvania Economic Development Financing (Reliant Energy)
   Series B 6.75% 12/1/36 (AMT)                                                                    0               0
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
   Light Co. Project)
   6.375% 11/2/29 (AMT)                                                                            0               0
   6.625% 12/1/24                                                                                  0               0
Port Morrow, Oregon Pollution Control Revenue (Portland General
   Electric Co.) Series A 5.20% 5/1/33                                                       600,000         626,856
Sabine, Texas River Authority Pollution Control Revenue
   (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                           0               0
South Carolina Jobs Economic Development Authority Industrial
   Revenue (South Carolina Electric & Gas Co. Project) Series B
   5.45% 11/1/32 (AMBAC)(AMT)                                                                      0               0
Suffolk County, New York Industrial Agency Development Revenue
   (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                             0               0
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
   Power Co. Project) Series A 6.05% 7/15/26                                                       0               0
                                                                                                     ----------------
                                                                                                             626,856
                                                                                                     ----------------

Miscellaneous Revenue Bonds
Middlesex County, New Jersey Improvement Authority Senior Revenue
   (Heldrich Center Hotel/Conference Project) Series A
   5.00% 1/1/32                                                                                    0               0
   5.125% 1/1/37                                                                                   0               0
Missouri State Environmental Improvement & Energy Resource
   Authority Water Pollution Control  Revenue Unrefunded Balance (State
   Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)                                             0               0
Oregon State Department of Administrative Services 5.00% 9/1/13 (FSA)                        800,000         884,576
Oregon State Department of Administrative Services Lottery Revenue
   Refunding Series A 5.00% 4/1/18 (FSA)                                                     500,000         545,300
Wisconsin Center District Tax Revenue (Junior Dedicated)
   5.25% 12/15/23 (FSA)                                                                            0               0
                                                                                                     ----------------
                                                                                                           1,429,876
                                                                                                     ----------------

Multifamily Housing Revenue Bonds
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A
   5.80% 5/20/44 (GNMA)(AMT)                                                                       0               0
Illinois Development Finance Authority Revenue (Section 8) Series A
   5.80% 7/1/28 (FHA)(MBIA)                                                                        0               0
Illinois Housing Development Authority Multi Family Revenue (Crystal
    Lake Preservation) Series A-1 5.80% 12/20/41 (GNMA)                                            0               0
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
   (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                                      0               0
Missouri State Housing Development Commission Multifamily Housing
   Hyder Series 3 5.60% 7/1/34 (FHA)(AMT)                                                          0               0
   San Remo Series 5 5.45% 1/1/36 (FHA)(AMT)                                                       0               0
North Dakota State Housing Finance Agency Multifamily Revenue
   Series A 6.15% 12/1/17 (FNMA)                                                                   0               0
Oregon Health, Housing, Educational, & Cultural Facilities Authority
   (Pier Park Project) Series A 6.05% 4/1/18 (AMT)(GNMA)                                   1,095,000       1,102,566
St. Louis County Industrial Development Authority Housing
   Development Revenue Refunding Sub (Southfield & Oak Forest
   Apartment-A) 5.20% 1/20/36 (GNMA)                                                               0               0
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
   6.00% 12/1/31 (GNMA)(AMT)                                                                       0               0
                                                                                                     ----------------
                                                                                                           1,102,566
                                                                                                     ----------------

Municipal Lease Revenue Bonds
Alexandria, Virginia Industrial Development Authority Revenue
   (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                                 0               0
California State Public Works Board (Department of General
   Services-Butterfield) Series A 5.25% 6/1/30                                                     0               0
Chesterfield  Certificates of Participation 5.00% 12/1/24 (FGIC)                                   0               0
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue
   Series 2005A 5.00% 6/1/21 (AMBAC)                                                               0               0
   Series A 5.00% 6/1/45 (AMBAC)                                                                   0               0
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                              0               0
Loudoun County, Virginia Industrial Development Authority Public
   Safety Facility Lease Revenue Series A 5.25% 12/15/23 (FSA)                                     0               0
Missouri State Development Finance Board Infrastructure Facilities
   Revenue (Branson Landing Project) Series A
   5.25% 12/1/19                                                                                   0               0
   5.50% 12/1/24                                                                                   0               0
   5.625% 12/1/28                                                                                  0               0
Missouri State Development Finance Board Infrastructure Facilities Revenue
   (Crackerneck Creek Project) Series C 5.00% 3/1/26                                               0               0
   (Hartman Heritage Center Phase II) 5.00% 4/1/21 (AMBAC)                                         0               0
Oregon State Department of Administrative Services Certificates of
   Participation Refunding
   Series A 5.00% 5/1/30 (FSA)                                                               500,000         532,915
   Series C 5.25% 11/1/15 (MBIA)                                                           1,000,000       1,097,910
St. Charles County Public Water Supply District #2 Certificate of
   Participation (Missouri Project)
   Series A 5.25% 12/1/28 (MBIA)                                                                   0               0
   Series B 5.10% 12/1/25 (MBIA)                                                                   0               0
St. Louis College District Leasehold Revenue 5.00% 3/1/23  (AMBAC)                                 0               0
^St. Louis Industrial Development Authority Leasehold Revenue
   (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)                                                 0               0
                                                                                                     ----------------
                                                                                                           1,630,825
                                                                                                     ----------------

Political Subdivision General Obligation Bonds
Deschutes County Refunding 5.00% 12/1/16 (FSA)                                               500,000         545,790
Southwestern Oregon Community College District 5.00% 6/1/28 (MBIA)                         1,100,000       1,176,868
St. Clair County, Michigan 5.00% 4/1/21 (AMBAC)                                                    0               0
Taney County Reorganization School District R-V Hollister School
   District 5.00% 3/1/22 (FSA)                                                                     0               0
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                              620,000         662,123
                                                                                                     ----------------
                                                                                                           2,384,781
                                                                                                     ----------------

§Pre-Refunded Bonds - 12.21%
Chemeketa County Community College District 5.80% 6/1/12-06  (FGIC)                        1,500,000       1,533,405
Cudahy, Wisconsin Community Development Authority Lease
   Revenue 6.00% 6/1/11-06                                                                         0               0
Deschutes County Administrative School District #1 Series A
   5.125% 6/15/21-11 (FSA)                                                                 1,000,000       1,097,560
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue Series B
   5.50% 6/1/43-13                                                                                 0               0
   5.625% 6/1/38-13                                                                                0               0
Jackson County School District #6 Central Point 5.25% 6/15/20-10 (FGIC)                    1,175,000       1,282,583
Jackson, Ohio Local School District (Stark & Summit Counties)
   School Facilities Construction & Improvement 5.625% 12/1/25-10  (FSA)                           0               0
Kansas City Land Clearance Redevelopment Authority Lease
   Revenue (Muehlebach Hotel) Series A 5.90% 12/1/18-05 (FSA)                                      0               0
Liberty Sewer System Revenue
   6.15% 2/1/15-09 (MBIA)                                                                          0               0
Linn County Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)                   2,000,000       2,295,361
Malheur County (Jail Buildings) 6.30% 12/1/12-05 (MBIA)                                      500,000         504,465
Michigan State Hospital Finance Authority Revenue (Genesys Health
   Systems) Series A
   7.50% 10/1/27-05                                                                                0               0
   8.125% 10/1/21-05                                                                               0               0
Mississippi Development Bank Special Obligation (Madison County
   Hospital Project) 6.30% 7/1/22-09                                                               0               0
Missouri State Health & Educational Facilities Authority Educational
   Facilities Revenue (Central Missouri State University Project)
   5.75% 10/1/25-05 (AMBAC)                                                                        0               0
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                        500,000         503,410
New York City, New York Series H 6.125% 8/1/25-07                                                  0               0
North Unit Irrigation District 5.75% 6/1/16-06 (MBIA)                                      1,000,000       1,022,180
Oregon State Department of Administrative Services Certificates of
   Participation Series A 5.80% 5/1/24-07 (AMBAC)                                          1,000,000       1,056,300
Payne County, Oklahoma Economic Development Authority Student
   Housing Revenue (Collegiate Housing Foundation-Oklahoma State
   University) Series A 6.375% 6/1/30-11                                                           0               0
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11 (FSA)                           920,000       1,013,260
Puerto Rico Commonwealth Public Improvement Series A
   5.125% 7/1/31-11                                                                                0               0
   5.375% 7/1/21-07 (MBIA)                                                                         0               0
Salem Water & Sewer Revenue 5.625% 6/1/16-06 (MBIA)                                        1,000,000       1,020,980
Southeast Wisconsin Professional Baseball Park District Sales Tax
   Revenue 5.80% 12/15/26-07 (MBIA)                                                                0               0
St. Charles School District 6.50% 2/1/14-06 (FGIC)                                                 0               0
St. Louis Municipal Finance Corporation Leasehold Revenue
   Improvement (City Justice Center) Series A 5.95% 2/15/16-06 (AMBAC)                             0               0
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                                         0               0
Wisconsin Housing & Economic Developing Authority Revenue
   6.10% 6/1/21-17 (FHA)                                                                           0               0
                                                                                                     ----------------
                                                                                                          11,329,504
                                                                                                     ----------------

Public Power Revenue Bonds
Salt River Project Arizona Agriculture Improvement & Power District
   Electric Revsalt River Project Series A 5.00% 1/1/35                                            0               0
Sikeston Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                                            0               0
                                                                                                     ----------------
                                                                                                                   -
                                                                                                     ----------------

Public Utility District Revenue Bonds
Chelan County, Washington Public Utilities District #001Consolidated
   Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                               0               0
Emerald Peoples Utilities District Series A 5.25% 11/1/22 (FSA)                              750,000         825,420
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                                    0               0
                                                                                                     ----------------
                                                                                                             825,420
                                                                                                     ----------------

School District General Obligation Bonds
Benton & Linn Counties School District #509J Corvallis 5.00% 6/1/21 (FSA)                  1,000,000       1,076,020
Camdenton Reorganized School District R-III Camden County
   Refunding & Improvement 5.25% 3/1/24 (FSA)                                                      0               0
Clackamas County School District #086 5.00% 6/15/25 (FSA)                                    500,000         541,615
Clackamas County School District #12 (North Clackamas)
   5.00% 6/15/16 (FSA)                                                                     1,000,000       1,118,980
Greene County Reorganization School District R8 (Direct Deposit
   Project) 5.10% 3/1/22 (FSA)                                                                     0               0
Jefferson County School District #509J 5.00% 6/15/22 (FGIC)                                  500,000         537,745
Kenowa Hills, Michigan Public Schools Refunding 5.00% 5/1/25 (FGIC)                                0               0
Lane County School District #19 Springfield Refunding
   6.00% 10/15/14 (FGIC)                                                                     500,000         595,280
Lewisville, Texas Independent School District Permanent School Fund
   6.15% 8/15/21                                                                                   0               0
Lincoln County School District 5.25% 6/15/12 (FGIC)                                          700,000         750,246
Pomona, California United School District Series A 6.55% 8/1/29 (MBIA)                             0               0
Salem-Keizer Oregon School District #24J Refunding 5.00% 6/15/19 (FSA)                       500,000         543,865
South Redford, Michigan School District 5.00% 5/1/21 (FGIC)                                        0               0
^St. Charles County Francis Howell School District (Capital
   Appreciation Direct Deposit Project) Series A 5.15% 3/1/17 (FGIC)                               0               0
^Umatilla County School District #6 R Umatilla Refunding 5.50%
  12/15/22 (AMBAC)                                                                            200,000          95,202
                                                                                                     ----------------
                                                                                                           5,258,953
                                                                                                     ----------------

Single Family Housing Revenue Bonds
Missouri State Housing Development Commission Mortgage
   Revenue Series C 7.45% 9/1/27 (GNMA)(FNMA)(AMT)                                                 0               0
Missouri State Housing Development Commission Mortgage
   Revenue Single Family Homeowner
   Loan A 7.20% 9/1/26 (GNMA)(FNMA)(AMT)                                                           0               0
   Loan B 7.55% 9/1/27 (GNMA)(FNMA)(AMT)                                                           0               0
   Loan C 7.25% 9/1/26 (GNMA)(FNMA)(AMT)                                                           0               0
Missouri State Housing Development Commission Mortgage Revenue
   Single Family Mortgage  Series A 5.20% 9/1/33 (GNMA)(FNMA)(AMT)                                 0               0
New Mexico Mortgage Finance Authority
   Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                                    0               0
   Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                              0               0
New Mexico Mortgage Finance Authority Single Family Mortgage
   Program Series C 6.20% 7/1/26 (GNMA)(FNMA)                                                      0               0
Oregon State Housing & Community Services Department Mortgage
   Revenue Single Family Mortgage Program Series R (AMT) 5.375% 7/1/32                     1,365,000       1,410,031
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
   6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                                 0               0
Utah State Housing Finance Agency Single Family Mortgage Series A-2
   7.20% 1/1/27 (FHA)(VA)(AMT)                                                                     0               0
                                                                                                     ----------------
                                                                                                           1,410,031
                                                                                                     ----------------

Tax Increment / Special Assessment Bonds
Midtown Miami, Florida Community Development District Special
   Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                                0               0
Portland River District Urban Renewal & Redevelopment Interstate
   Corridor Series A 5.00% 6/15/23 (AMBAC)                                                   250,000         267,870
Portland, Oregon Urban Renewal & Redevelopment Interstate
   Corridor Series A 5.25% 6/15/20 (FGIC)                                                    890,000         991,923
                                                                                                     ----------------
                                                                                                           1,259,793
                                                                                                     ----------------

Territorial General Obligation Bonds
Puerto Rico Commonwealth Improvement Series A 5.25% 7/1/23                                         0               0
Puerto Rico Commonwealth Public Improvement Series A
   5.50% 7/1/19 (MBIA)                                                                             0               0
                                                                                                     ----------------
                                                                                                                   -
                                                                                                     ----------------

Territorial Revenue Bonds
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
   Series A 4.75% 7/1/38 (MBIA)                                                                    0               0
   Series E 5.50% 7/1/19 (FSA)                                                                     0               0
   Series G 5.00% 7/1/42                                                                           0               0
   Series J 5.50% 7/1/22                                                                     400,000         445,516
Puerto Rico Commonwealth Industrial Development Company
   General Purpose Revenues Series B 5.375% 7/1/16                                                 0               0
^Puerto Rico Commonwealth Infrarastructure Financing Authority
   Series A 0.00% 7/1/30 (FGIC)                                                            1,000,000         332,620
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
   Revser B 5.00% 7/1/41                                                                           0               0
Puerto Rico Commonwealth Public Improvement (Unrefunded
   Balance) 5.125% 7/1/30 (FSA)                                                              580,000         623,923
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                                 0               0
Puerto Rico Electric Power Authority Power Revenue
   Series II 5.25% 7/1/31                                                                          0               0
   Series NN 5.125% 7/1/29                                                                 1,000,000       1,075,310
   Series PP 5.00% 7/1/25 (FGIC)                                                           1,500,000       1,607,295
&Puerto Rico Electric Power Authority Power Revenue, Inverse Floater
   ROLs 6.345% 7/1/19 (FSA)                                                                        0               0
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
   Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                                   0               0
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
   Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
   6.25% 7/1/24 (MBIA)                                                                             0               0
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
   Series I 5.25% 7/1/33                                                                           0               0
   Series J 5.00% 7/1/36 (AMBAC)                                                           1,000,000       1,095,190
University of the Virgin Islands Series A 5.375% 6/1/34                                            0               0
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                           0               0
                                                                                                     ----------------
                                                                                                           5,179,854
                                                                                                     ----------------

Turnpike / Toll Road Revenue Bonds
Ohio State Turnpike Commission Revenue Series A
   5.50% 2/15/24 (FGIC)                                                                            0               0
   5.50% 2/15/26 (FGIC)                                                                            0               0
Pennsylvania State Turnpike Commission Series A 5.00% 12/1/34 (AMBAC)                              0               0
                                                                                                     ----------------
                                                                                                                   -
                                                                                                     ----------------

Water & Sewer Revenue Bonds
Atlanta, Georgia Water & Waste Water Revenue 5.00% 11/1/18 (FSA)                                   0               0
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                         0               0
Clovis, California Public Financing Authority Wastewater Revenue
   5.25% 8/1/30 (MBIA)                                                                             0               0
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                   0               0
Green Bay, Wisconsin Water Systems Revenue Refunding and
   Improvements Bonds 5.25% 11/1/22 (FSA)                                                          0               0
Metropolitan St. Louis Sewer District Wastewater Revenue
   5.00% 5/1/34 (MBIA)                                                                             0               0
Missouri State Development Finance Board Infrastructure Facilities
   Revenue (Sewer System Improvement Project) Series C 5.00% 3/1/25                                0               0
New York City, New York Municipal Water Finance Authority Water &
   Sewer System Revenue Series A 5.125% 6/15/34                                                    0               0
Portland Sewer Systems Revenue (Second Lien) Series A
   5.00% 6/1/23 (FSA)                                                                        325,000         348,134
West Virginia State Water Development Authority Revenue (Loan
   Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                                0               0
                                                                                                             348,134
                                                                                                     ----------------
Total Municipal Bonds                                                                                     44,415,884
                                                                                                     ----------------
Short-Term Investments
Money Market Instruments
Dreyfus Tax-Exempt Cash Management Fund                                                    1,645,048       1,645,048
                                                                                                     ----------------
                                                                                                           1,645,048
                                                                                                     ----------------

oVariable Rate Demand Notes
Chester County, Pennsylvania Industrial Development Authority
   Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                              0               0
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                              0               0
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
   (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                               0               0
Portland, Oregon Multi-Family Housing Revenue (South Park Block
   Project) 2.40% 12/1/11 UBC                                                              1,050,000       1,050,000
                                                                                                     ----------------
                                                                                                           1,050,000
                                                                                                     ----------------
Total Short Term Investments                                                                               2,695,048

                                                                                                     ----------------

                                                                                                     ----------------
Total Investments at Market                                                                               47,110,932
                                                                                                     ----------------

Total Investments at Cost                                                                               $ 44,393,036
                                                                                                     ----------------

Delaware Tax-Free USA Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2005
(Unaudited)                                                                                 Delaware Tax-Free USA Fund
                                                                                                Pro Forma Combined
                                                                                          Par/Shares       Market Value
                                                                                       -----------------------------------
                                                                                       -----------------------------------

Municipal Bonds
Airline Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports Commission Special
   Facilities Revenue (Northwest Airlines, Inc. Project) Series A 7.00%
   4/1/25 (AMT)                                                                               $1,300,000       $1,187,862
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines
   Corp.) 7.35% 12/1/11                                                                        2,250,000        2,252,880
                                                                                                         -----------------
                                                                                                                3,440,742
                                                                                                         -----------------

Airport Revenue Bonds
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo
   Acquistion Project) 5.75% 1/1/32 (AMT)                                                      2,500,000        2,542,200
Capital Trust Agency Florida Revenue (Orlando/Cargo Aquisition
   Project) 6.75% 1/1/32 (AMT)                                                                 2,395,000        2,431,931
Dallas-Fort Worth, Texas International Airport Revenue Series A
   5.50% 11/1/31 (FGIC)(AMT)                                                                   1,500,000        1,602,780
Grapevine, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.50% 1/1/24 (AMT)                                                                     920,000          966,892
Houston, Texas Industrial Development Corporate Revenue (Air
   Cargo) 6.375% 1/1/23 (AMT)                                                                  2,000,000        2,087,100
Portland Airport Revenue (Portland International Airport) Series 11
   5.625% 7/1/26 (FGIC)(AMT)                                                                   1,500,000        1,555,335
St. Louis Airport (Capital Improvement Project) Series A
   5.375% 7/1/21 (MBIA)                                                                        1,635,000        1,790,668
                                                                                                         -----------------
                                                                                                               12,976,906
                                                                                                         -----------------

City General Obligation Bonds
Des Peres Refunding 5.375% 2/1/20 (AMBAC)                                                      1,000,000        1,135,880
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)                             1,250,000        1,410,225
New York City, New York
   Series H 6.125% 8/1/25                                                                      4,245,000        4,511,798
   Series I 5.125% 3/1/23                                                                      5,875,000        6,262,398
   Series J 5.25% 6/1/28                                                                       5,400,000        5,817,690
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                              2,000,000        2,229,660
                                                                                                         -----------------
                                                                                                               21,367,651
                                                                                                         -----------------

Continuing Care/Retirement Revenue Bonds
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
   Series A 5.25% 6/1/34                                                                       4,275,000        4,486,527
Delaware County, Pennsylvania Industrial Development Authority
   Revenue Care Institute (Main Line Care Institute Project) 9.00% 8/1/31                      1,777,611        1,718,719
Gainesville & Hall County, Georgia Development Authority Revenue
   (Lanier Village Estates Project) Series C 7.25% 11/15/29                                    1,000,000        1,115,810
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement
   Communities) Series A 6.625% 8/15/30                                                        2,000,000        2,172,740
                                                                                                         -----------------
                                                                                                                9,493,796
                                                                                                         -----------------

Corporate-Backed Revenue Bonds
Alliance, Texas Airport Authority Special Facilities Revenue (Federal
   Express Corp. Project) 6.375% 4/1/21 (AMT)                                                  2,000,000        2,079,660
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project)
  5.90% 10/1/26                                                                                1,695,000        1,721,086
‡Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition)
  7.00% 8/1/17 (AMT)                                                                             800,000          228,000
Indianapolis, Indiana Airport Authority Revenue (Federal Express
   Corp. Project) 5.10% 1/15/17 (AMT)                                                          2,750,000        2,915,358
Missouri State Development Finance Board Infrastructure Facilities
    (Triumph Foods Project) Series A 5.25% 3/1/25                                                500,000          518,790
Phenix City, Alabama Industrial Development Board Environmental Improvement
   Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)                    3,000,000        3,260,430
Puerto Rico Industrial, Medical & Environmental Pollution Control
   Facilities Financing Authority Revenue (PepsiCo, Inc. Project)
   6.25% 11/15/13                                                                              1,250,000        1,303,338
Richmond County, Georgia Development Authority Environmental
   Improvement Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)                 5,000,000        5,299,800
Sugar Creek, Missouri Industrial Development Revenue (Lafarge
   North America Project) Series A 5.65% 6/1/37 (AMT)                                            500,000          524,025
                                                                                                         -----------------
                                                                                                               17,850,487
                                                                                                         -----------------

Dedicated Tax & Fees Revenue Bonds
Bi-State Development Agency Missouri, Illinois Metropolitan District
  (Metrolink Cross County Project) Series B 5.00% 10/1/32 (FSA)                                2,000,000        2,116,360
Jackson County Special Obligation 5.00% 12/1/27 (MBIA)                                         1,000,000        1,057,500
Massachusetts School Building Authority (Ax Revser) Series A 5.00%
  8/15/30 (FSA)                                                                               10,000,000       10,716,800
New Jersey Economic Development Authority (Cigarette Tax)
   5.50% 6/15/331                                                                              1,000,000        1,058,090
   5.75% 6/15/34                                                                               2,000,000        2,151,860
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31                   5,000,000        5,267,150
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                     1,000,000        1,103,150
Tampa, Florida Sports Authority Revenue (Tampa Bay Arena Project)
   Sales Tax 5.75% 10/1/20 (MBIA)                                                              1,000,000        1,210,050
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16                      1,000,000        1,019,300
                                                                                                         -----------------
                                                                                                               25,700,260
                                                                                                         -----------------

Escrowed to Maturity Bonds
Cape Girardeau County Industrial Development Authority Health Care
   Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                          440,000          490,701
^Greene County Single Family Mortgage Revenue Municipal Multiplier
   (Private Mortgage Insurance) 6.10% 3/1/16                                                   1,225,000          802,424
Liberty Sewer System Revenue
   6.00% 2/1/08 (MBIA)                                                                           380,000          406,630
Louisiana Public Facilities Authority Hospital Revenue (Southern
   Baptist Hospital, Inc.) 8.00% 5/15/12                                                       5,555,000        6,476,408
New Jersey State Highway Authority Garden State Parkway General
   Revenue (Senior Parkway) (FGIC)
   5.50% 1/1/14 (FGIC)                                                                         5,000,000        5,715,200
   5.50% 1/1/15 (FGIC)                                                                         7,310,000        8,405,477
   5.50% 1/1/16 (FGIC)                                                                         1,000,000        1,154,750
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                         13,535,000       16,953,399
Umatilla County Hospital Facility Authority Revenue (Catholic Health
   Initiatives) Series A 5.50% 3/1/32                                                          1,000,000        1,108,190
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                         2,200,000        2,833,490
                                                                                                         -----------------
                                                                                                               44,346,669
                                                                                                         -----------------

Higher Education Revenue Bonds
Amherst, New York Industrial Development Agency Civic Facilities Revenue
   (UBF Faculty Student Housing) Series A 5.75% 8/1/30 (AMBAC)                                 1,300,000        1,459,860
Chattanooga Tennessee Health Educational & Housing Facilities
   Board Revenue Series A 5.125% 10/1/35                                                       3,500,000        3,535,560
Illinois Educational Facilities Authority Student Housing Revenue
   (Educational Advancement Fund-University Center Project)
   6.25% 5/1/30                                                                                5,000,000        5,420,200
   6.25% 5/1/34                                                                                1,000,000        1,031,210
Maryland State Economic Development Corporation, Student Housing
   Revenue (University of Maryland College Park Project) 5.625% 6/1/35                         1,125,000        1,192,601
Massachusetts State Development Finance Agency Revenue
   (Massachusetts College of Pharmacy Project) Series C 5.75% 7/1/33                             500,000          535,695
Massachusetts State Industrial Finance Agency Revenue Higher
   Education (Clark University Project) 6.10% 7/1/16                                           1,250,000        1,296,988
Massachusetts State Health & Educational Facilities Authority
  Revenue (Nichols College Project) Series C
   6.00% 10/1/17                                                                               1,000,000        1,071,430
   6.125% 10/1/29                                                                              1,000,000        1,064,460
Milledgeville-Baldwin County, Georgia Development Authority Revenue
   (Georgia College & State University Foundation Project) 6.00% 9/1/33                        1,000,000        1,092,630
Missouri State Health & Educational Facilities Authority Educational
   Facilities Revenue (University of Health Sciences) 5.00% 6/1/31 (MBIA)                      1,000,000        1,041,210
New Hampshire Higher Educational & Health Facilities Authority
   Revenue (New Hampton School Issue) 5.375% 10/1/28                                           3,070,000        3,025,946
New Jersey State Educational Facilities Authority Revenue (Stevens
   Institute of Technology) Series B 5.25% 7/1/24                                              2,085,000        2,204,825
&New York State Dormitory Authority Revenue (Drivers-107) Inverse
   Floater 6.465% 5/15/15 (MBIA)                                                              20,000,000       23,918,200
New York State Dormitory Authority Revenue (Fashion Institute
   Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                                  1,000,000        1,104,470
Oregon Health & Science University Revenue (Capital Appreciation
   Insured) Series A
   5.00% 7/1/32 (MBIA)                                                                         2,000,000        2,112,260
   ^5.50% 7/1/21 (MBIA)                                                                        2,000,000        1,016,560
Oregon State Facilities Authority Revenue
   (College Housing Northwest Project) Series A 5.45% 10/1/32                                  1,000,000        1,034,890
   (College Independent Student Housing Project)
   Series A 5.25% 7/1/30 (XLCA)                                                                1,630,000        1,774,157
   (Linfield College Project) Series A 5.00% 10/1/30                                             600,000          618,924
   (Willamette University Project) Series A
   5.00% 10/1/34 (FGIC)                                                                        1,000,000        1,067,260
   5.125% 10/1/25 (FGIC)                                                                         500,000          547,935
Pennsylvania State Higher Educational Facilities Authority Revenue
   (Widener University) 5.375% 7/15/29                                                         1,000,000        1,057,070
University Massachusetts Building Authority Revenue
   (Refunding-Senior) Series 2 5.00% 11/1/25 (AMBAC)                                           1,000,000        1,082,370
University of Central Florida Athletics Association Certificates of
   Participation Series A 5.25% 10/1/34 (FGIC)                                                   500,000          543,420
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                          1,000,000        1,060,090
                                                                                                         -----------------
                                                                                                               60,910,221
                                                                                                         -----------------

Hospital Revenue Bonds
Akron Bath Copley, Ohio Joint Township Hospital District Revenue
   (Summa Health System) Series A 5.25% 11/15/31 (RADIAN)                                      3,000,000        3,184,110
Cando, North Dakota Nursing Facility Revenue (Towner County
   Medical Center Project) 7.125% 8/1/22                                                       1,000,000        1,011,810
Cape Girardeau County Industrial Development Authority Health Care
   Facilities Revenue Unrefunded Balance
   (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                             560,000          618,733
   (St. Francis Medical Center) Series A 5.50% 6/1/32                                          1,000,000        1,062,390
Chatham County, Georgia Hospital Authority Revenue (Memorial
   Health Medical Center) Series A 6.125% 1/1/24                                               1,000,000        1,099,650
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems)
   Series A 5.50% 1/1/29                                                                       7,500,000        8,064,300
Deschutes County Hospital Facilities Authority Hospital Revenue
   (Cascade Health Services) 5.60% 1/1/32                                                      1,250,000        1,335,825
Duluth Economic Development Authority Health Care Facilities
   Revenue (Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33                       5,825,000        6,123,007
Florence County, South Carolina Hospital Revenue (McLeod Regional
   Medical Center Project) Series A 5.25% 11/1/27 (FSA)                                        3,355,000        3,644,469
Hannibal Industrial Development Authority Health Facilities Revenue
   Refunding (Hannibal Regional Hospital) Series A
   5.625% 3/1/12 (FSA)                                                                         1,000,000        1,032,290
   5.75% 3/1/22 (FSA)                                                                          1,000,000        1,032,540
Henrico County, Virginia Economic Development Authority Revenue
   (Bon Secours Health System, Inc.) Series A 5.60% 11/15/30                                   3,140,000        3,344,571
Illinois Health Facilities Authority Revenue (Elmhurst Memorial
   Healthcare Project) 5.625% 1/1/28                                                           2,000,000        2,141,020
Joplin Industrial Development Authority Health Facilities Revenue
   (Freeman Health System Project)
   5.375% 2/15/35                                                                                255,000          266,518
   5.75% 2/15/35                                                                                 405,000          440,790
Knox County, Tennessee Health Educational & Housing Facilities
   Board Hospital Revenue (East Tennessee Hospital Project) Series B
   5.75% 7/1/33                                                                                1,000,000        1,075,190
Louisiana Public Facilities Authority Revenue (Ochsner Clinic
   Foundation Project) Series B 5.50% 5/15/32
Maryland State Health & Higher Educational Facilities Authority
   Revenue (Union Hospital Cecil county Issue) 5.00% 7/1/40                                    2,345,000        2,420,063
Michigan State Hospital Finance Authority Revenue
    (Ascension HealthCredit Group) Series B 5.25% 11/15/26                                     3,500,000        3,718,925
   (Oakwood Obligation Group) Series A 5.75% 4/1/32                                            2,500,000        2,688,000
   (Trinity Health Credit) Series C 5.375% 12/1/30                                             6,000,000        6,380,400
Missouri State Health & Educational Facilities Authority Health
   Facilities Revenue Refunding
    (Lake Regional Health System Project) 5.70% 2/15/34                                          500,000          535,840
   (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)                                               500,000          567,835
Multnomah County, Oregon Hospital Facilities Authority Revenue
   (Providence Health System) 5.25% 10/1/22                                                    3,500,000        3,824,765
New York State Dormitory Authority (Catholic Health Services of Long
   Island- St. Francis Hospital Project) 5.10% 7/1/34                                          2,500,000        2,584,600
North Carolina Medical Care Commission Hospital Revenue
   (Northeast Medical Center Project) 5.125% 11/1/34                                           1,250,000        1,320,963
North Kansas City Missouri Hospital Revenue Series A
   5.00% 11/15/28 (FSA)                                                                          500,000          531,235
Prince William County, Virgina Industrial Development Authority
   Hospital Revenue (Potomac Hospital Corp.) 5.35% 10/1/36                                     1,750,000        1,864,328
South Miami, Florida Health Facilities Authority Hospital  Revenue
   (Baptist Health South Florida Group) 5.25% 11/15/33                                         4,000,000        4,198,840
                                                                                                         -----------------
                                                                                                               66,113,007
                                                                                                         -----------------

Investor Owned Utilities Revenue Bonds
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co.
   Project) Series B 6.30% 7/1/32 (AMT)                                                        3,500,000        3,797,640
Clark County, Nevada Industrial Development Revenue (Nevada
   Power Co. Project) Series C 7.20% 10/1/22                                                   8,000,000        8,127,199
Mason County, West Virginia Pollution Control Revenue (Appalachian
   Power Co. Project) Series K 6.05% 12/1/24 (AMBAC)                                           3,000,000        3,351,840
Midland County, Michigan Economic Development Subordinate Limited
   Obligation (Midland Congeneration Project) Series A 6.875% 7/23/09 (AMT)                    3,050,000        3,206,008
Mississippi Business Finance Corporation Pollution Control Revenue
   (System Energy Resources, Inc. Project) 5.90% 5/1/22                                        3,000,000        3,084,480
Missouri State Environmental Improvement & Energy Resource
   Authority Pollution Control Revenue Refunding (St. Joseph Light &
   Power Company Project) 5.85% 2/1/13 (AMBAC)                                                 2,200,000        2,227,346
Pennsylvania Economic Development Financing (Reliant Energy)
   Series B 6.75% 12/1/36 (AMT)                                                                3,250,000        3,508,310
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power &
   Light Co. Project)
   6.375% 11/2/29 (AMT)                                                                        5,000,000        5,359,651
   6.625% 12/1/24                                                                              4,500,000        4,600,845
Port Morrow, Oregon Pollution Control Revenue (Portland General
   Electric Co.) Series A 5.20% 5/1/33                                                         2,600,000        2,716,376
Sabine, Texas River Authority Pollution Control Revenue
   (Southwestern Electric Power Co.) 6.10% 4/1/18 (MBIA)                                       4,000,000        4,145,760
South Carolina Jobs Economic Development Authority Industrial
   Revenue (South Carolina Electric & Gas Co. Project) Series B
   5.45% 11/1/32 (AMBAC)(AMT)                                                                    500,000          537,630
Suffolk County, New York Industrial Agency Development Revenue
   (Keyspan-Port Jefferson Project) 5.25% 6/1/27 (AMT)                                         3,500,000        3,667,790
Sweetwater County, Wyoming Pollution Control Revenue (Idaho
   Power Co. Project) Series A 6.05% 7/15/26                                                   5,000,000        5,190,600
                                                                                                         -----------------
                                                                                                               53,521,475
                                                                                                         -----------------

Miscellaneous Revenue Bonds
Middlesex County, New Jersey Improvement Authority Senior Revenue
   (Heldrich Center Hotel/Conference Project) Series A
   5.00% 1/1/32                                                                                1,500,000        1,508,235
   5.125% 1/1/37                                                                               1,500,000        1,513,740
Missouri State Environmental Improvement & Energy Resource
   Authority Water Pollution Control  Revenue Unrefunded Balance (State
   Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)                                         1,060,000        1,073,324
Oregon State Department of Administrative Services 5.00% 9/1/13 (FSA)                            800,000          884,576
Oregon State Department of Administrative Services Lottery Revenue
   Refunding Series A 5.00% 4/1/18 (FSA)                                                         500,000          545,300
Wisconsin Center District Tax Revenue (Junior Dedicated)
   5.25% 12/15/23 (FSA)                                                                        2,000,000        2,326,240
                                                                                                         -----------------
                                                                                                                7,851,415
                                                                                                         -----------------

Multifamily Housing Revenue Bonds
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A
   5.80% 5/20/44 (GNMA)(AMT)                                                                   1,150,000        1,220,702
Illinois Development Finance Authority Revenue (Section 8) Series A
   5.80% 7/1/28 (FHA)(MBIA)                                                                    2,790,000        2,899,759
Illinois Housing Development Authority Multi Family Revenue (Crystal
    Lake Preservation) Series A-1 5.80% 12/20/41 (GNMA)                                        2,000,000        2,133,140
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue
   (City Hall Square) 6.30% 8/1/38 (FHA)(AMT)                                                  1,455,000        1,545,254
Missouri State Housing Development Commission Multifamily Housing
   Hyder Series 3 5.60% 7/1/34 (FHA)(AMT)                                                      1,435,000        1,512,662
   San Remo Series 5 5.45% 1/1/36 (FHA)(AMT)                                                     500,000          522,665
North Dakota State Housing Finance Agency Multifamily Revenue
   Series A 6.15% 12/1/17 (FNMA)                                                               1,300,000        1,330,758
Oregon Health, Housing, Educational, & Cultural Facilities Authority
   (Pier Park Project) Series A 6.05% 4/1/18 (AMT)(GNMA)                                       1,095,000        1,102,566
St. Louis County Industrial Development Authority Housing
   Development Revenue Refunding Sub (Southfield & Oak Forest
   Apartment-A) 5.20% 1/20/36 (GNMA)                                                           1,000,000        1,038,060
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
   6.00% 12/1/31 (GNMA)(AMT)                                                                   1,500,000        1,547,415
                                                                                                         -----------------
                                                                                                               14,852,981
                                                                                                         -----------------

Municipal Lease Revenue Bonds
Alexandria, Virginia Industrial Development Authority Revenue
   (Institute for Defense Analyses) Series A 5.90% 10/1/30 (AMBAC)                             6,000,000        6,742,200
California State Public Works Board (Department of General
   Services-Butterfield) Series A 5.25% 6/1/30                                                 2,750,000        2,972,035
Chesterfield  Certificates of Participation 5.00% 12/1/24 (FGIC)                               1,000,000        1,085,540
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue
   Series 2005A 5.00% 6/1/21 (AMBAC)                                                           1,000,000        1,061,140
   Series A 5.00% 6/1/45 (AMBAC)                                                              10,000,000       10,434,600
#Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                            350,000          333,907
Loudoun County, Virginia Industrial Development Authority Public
   Safety Facility Lease Revenue Series A 5.25% 12/15/23 (FSA)                                   700,000          769,979
Missouri State Development Finance Board Infrastructure Facilities
   Revenue (Branson Landing Project) Series A
   5.25% 12/1/19                                                                               1,435,000        1,523,769
   5.50% 12/1/24                                                                               2,480,000        2,652,013
   5.625% 12/1/28                                                                              2,930,000        3,146,498
Missouri State Development Finance Board Infrastructure Facilities Revenue
   (Crackerneck Creek Project) Series C 5.00% 3/1/26                                             500,000          514,295
   (Hartman Heritage Center Phase II) 5.00% 4/1/21 (AMBAC)                                       335,000          359,623
Oregon State Department of Administrative Services Certificates of
   Participation Refunding
   Series A 5.00% 5/1/30 (FSA)                                                                   500,000          532,915
   Series C 5.25% 11/1/15 (MBIA)                                                               1,000,000        1,097,910
St. Charles County Public Water Supply District #2 Certificate of
   Participation (Missouri Project)
   Series A 5.25% 12/1/28 (MBIA)                                                               1,000,000        1,083,980
   Series B 5.10% 12/1/25 (MBIA)                                                                 500,000          527,510
St. Louis College District Leasehold Revenue 5.00% 3/1/23  (AMBAC)                             1,000,000        1,077,980
^St. Louis Industrial Development Authority Leasehold Revenue
   (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)                                             3,035,000        1,609,674
                                                                                                         -----------------
                                                                                                               37,525,568
                                                                                                         -----------------

Political Subdivision General Obligation Bonds
Deschutes County Refunding 5.00% 12/1/16 (FSA)                                                   500,000          545,790
Southwestern Oregon Community College District 5.00% 6/1/28 (MBIA)                             1,100,000        1,176,868
St. Clair County, Michigan 5.00% 4/1/21 (AMBAC)                                                  565,000          609,737
Taney County Reorganization School District R-V Hollister School
   District 5.00% 3/1/22 (FSA)                                                                 1,000,000        1,071,270
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                                  620,000          662,123
                                                                                                         -----------------
                                                                                                                4,065,788
                                                                                                         -----------------

§Pre-Refunded Bonds - 12.21%
Chemeketa County Community College District 5.80% 6/1/12-06  (FGIC)                            1,500,000        1,533,405
Cudahy, Wisconsin Community Development Authority Lease
   Revenue 6.00% 6/1/11-06                                                                     1,000,000        1,023,420
Deschutes County Administrative School District #1 Series A
   5.125% 6/15/21-11 (FSA)                                                                     1,000,000        1,097,560
Golden State, California Tobacco Securitization Corporation
   Settlement Revenue Series B
   5.50% 6/1/43-13                                                                             8,500,000        9,655,830
   5.625% 6/1/38-13                                                                            7,500,000        8,583,074
Jackson County School District #6 Central Point 5.25% 6/15/20-10 (FGIC)                        1,175,000        1,282,583
Jackson, Ohio Local School District (Stark & Summit Counties)
   School Facilities Construction & Improvement 5.625% 12/1/25-10  (FSA)                       1,000,000        1,100,540
Kansas City Land Clearance Redevelopment Authority Lease
   Revenue (Muehlebach Hotel) Series A 5.90% 12/1/18-05 (FSA)                                  1,000,000        1,027,680
Liberty Sewer System Revenue
   6.15% 2/1/15-09 (MBIA)                                                                      1,500,000        1,650,150
Linn County Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)                       2,000,000        2,295,361
Malheur County (Jail Buildings) 6.30% 12/1/12-05 (MBIA)                                          500,000          504,465
Michigan State Hospital Finance Authority Revenue (Genesys Health
   Systems) Series A
   7.50% 10/1/27-05                                                                            9,630,000        9,667,363
   8.125% 10/1/21-05                                                                           4,000,000        4,097,200
Mississippi Development Bank Special Obligation (Madison County
   Hospital Project) 6.30% 7/1/22-09                                                           2,070,000        2,337,527
Missouri State Health & Educational Facilities Authority Educational
   Facilities Revenue (Central Missouri State University Project)
   5.75% 10/1/25-05 (AMBAC)                                                                    1,000,000        1,002,490
Multnomah County School District #3 Park Rose 5.50% 12/1/11-05 (FGIC)                            500,000          503,410
New York City, New York Series H 6.125% 8/1/25-07                                                755,000          808,401
North Unit Irrigation District 5.75% 6/1/16-06 (MBIA)                                          1,000,000        1,022,180
Oregon State Department of Administrative Services Certificates of
   Participation Series A 5.80% 5/1/24-07 (AMBAC)                                              1,000,000        1,056,300
Payne County, Oklahoma Economic Development Authority Student
   Housing Revenue (Collegiate Housing Foundation-Oklahoma State
   University) Series A 6.375% 6/1/30-11                                                       4,000,000        4,623,760
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11 (FSA)                               920,000        1,013,260
Puerto Rico Commonwealth Public Improvement Series A
   5.125% 7/1/31-11                                                                            3,495,000        3,849,288
   5.375% 7/1/21-07 (MBIA)                                                                        50,000           52,954
Salem Water & Sewer Revenue 5.625% 6/1/16-06 (MBIA)                                            1,000,000        1,020,980
Southeast Wisconsin Professional Baseball Park District Sales Tax
   Revenue 5.80% 12/15/26-07 (MBIA)                                                            1,000,000        1,051,950
St. Charles School District 6.50% 2/1/14-06 (FGIC)                                             1,250,000        1,269,525
St. Louis Municipal Finance Corporation Leasehold Revenue
   Improvement (City Justice Center) Series A 5.95% 2/15/16-06 (AMBAC)                         1,000,000        1,034,020
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                                     1,250,000        1,386,075
Wisconsin Housing & Economic Developing Authority Revenue
   6.10% 6/1/21-17 (FHA)                                                                         835,000          948,877
                                                                                                         -----------------
                                                                                                               66,499,628
                                                                                                         -----------------

Public Power Revenue Bonds
Salt River Project Arizona Agriculture Improvement & Power District
   Electric Revsalt River Project Series A 5.00% 1/1/35                                       15,000,000       16,107,450
Sikeston Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                                        1,000,000        1,171,310
                                                                                                         -----------------
                                                                                                               17,278,760
                                                                                                         -----------------

Public Utility District Revenue Bonds
Chelan County, Washington Public Utilities District #001Consolidated
   Revenue (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                           5,000,000        5,333,950
Emerald Peoples Utilities District Series A 5.25% 11/1/22 (FSA)                                  750,000          825,420
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                               10,000,000       10,531,300
                                                                                                         -----------------
                                                                                                               16,690,670
                                                                                                         -----------------

School District General Obligation Bonds
Benton & Linn Counties School District #509J Corvallis 5.00% 6/1/21 (FSA)                      1,000,000        1,076,020
Camdenton Reorganized School District R-III Camden County
   Refunding & Improvement 5.25% 3/1/24 (FSA)                                                  1,000,000        1,110,930
Clackamas County School District #086 5.00% 6/15/25 (FSA)                                        500,000          541,615
Clackamas County School District #12 (North Clackamas)
   5.00% 6/15/16 (FSA)                                                                         1,000,000        1,118,980
Greene County Reorganization School District R8 (Direct Deposit
   Project) 5.10% 3/1/22 (FSA)                                                                 1,500,000        1,618,365
Jefferson County School District #509J 5.00% 6/15/22 (FGIC)                                      500,000          537,745
Kenowa Hills, Michigan Public Schools Refunding 5.00% 5/1/25 (FGIC)                              490,000          528,328
Lane County School District #19 Springfield Refunding
   6.00% 10/15/14 (FGIC)                                                                         500,000          595,280
Lewisville, Texas Independent School District Permanent School Fund
   6.15% 8/15/21                                                                               2,160,000        2,382,286
Lincoln County School District 5.25% 6/15/12 (FGIC)                                              700,000          750,246
Pomona, California United School District Series A 6.55% 8/1/29 (MBIA)                         1,000,000        1,342,280
Salem-Keizer Oregon School District #24J Refunding 5.00% 6/15/19 (FSA)                           500,000          543,865
South Redford, Michigan School District 5.00% 5/1/21 (FGIC)                                      700,000          758,548
^St. Charles County Francis Howell School District (Capital
   Appreciation Direct Deposit Project) Series A 5.15% 3/1/17 (FGIC)                           1,500,000          938,460
^Umatilla County School District #6 R Umatilla Refunding 5.50%
  12/15/22 (AMBAC)                                                                                200,000           95,202
                                                                                                         -----------------
                                                                                                               13,938,150
                                                                                                         -----------------

Single Family Housing Revenue Bonds
Missouri State Housing Development Commission Mortgage
   Revenue Series C 7.45% 9/1/27 (GNMA)(FNMA)(AMT)                                               185,000          185,235
Missouri State Housing Development Commission Mortgage
   Revenue Single Family Homeowner
   Loan A 7.20% 9/1/26 (GNMA)(FNMA)(AMT)                                                         140,000          140,878
   Loan B 7.55% 9/1/27 (GNMA)(FNMA)(AMT)                                                          70,000           70,083
   Loan C 7.25% 9/1/26 (GNMA)(FNMA)(AMT)                                                         160,000          162,659
Missouri State Housing Development Commission Mortgage Revenue
   Single Family Mortgage  Series A 5.20% 9/1/33 (GNMA)(FNMA)(AMT)                               345,000          354,919
New Mexico Mortgage Finance Authority
   Series B Class III 6.75% 7/1/25 (GNMA)(FNMA)                                                  310,000          313,896
   Series E 6.95% 1/1/26 (GNMA)(FNMA)                                                            265,000          275,873
New Mexico Mortgage Finance Authority Single Family Mortgage
   Program Series C 6.20% 7/1/26 (GNMA)(FNMA)                                                    630,000          643,362
Oregon State Housing & Community Services Department Mortgage
   Revenue Single Family Mortgage Program Series R (AMT) 5.375% 7/1/32                         1,365,000        1,410,031
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1
   6.20% 11/1/16 (GNMA)(FNMA)(AMT)                                                               215,000          215,858
Utah State Housing Finance Agency Single Family Mortgage Series A-2
   7.20% 1/1/27 (FHA)(VA)(AMT)                                                                    20,000           20,431
                                                                                                         -----------------
                                                                                                                3,793,225
                                                                                                         -----------------

Tax Increment / Special Assessment Bonds
Midtown Miami, Florida Community Development District Special
   Assessment Revenue (Infrastructure Project Series B 6.50% 5/1/37                            1,000,000        1,074,170
Portland River District Urban Renewal & Redevelopment Interstate
   Corridor Series A 5.00% 6/15/23 (AMBAC)                                                       250,000          267,870
Portland, Oregon Urban Renewal & Redevelopment Interstate
   Corridor Series A 5.25% 6/15/20 (FGIC)                                                        890,000          991,923
                                                                                                         -----------------
                                                                                                                2,333,963
                                                                                                         -----------------

Territorial General Obligation Bonds
Puerto Rico Commonwealth Improvement Series A 5.25% 7/1/23                                       500,000          544,155
Puerto Rico Commonwealth Public Improvement Series A
   5.50% 7/1/19 (MBIA)                                                                         9,000,000       10,671,210
                                                                                                         -----------------
                                                                                                               11,215,365
                                                                                                         -----------------

Territorial Revenue Bonds
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
   Series A 4.75% 7/1/38 (MBIA)                                                                1,000,000        1,057,650
   Series E 5.50% 7/1/19 (FSA)                                                                 3,000,000        3,557,070
   Series G 5.00% 7/1/42                                                                       6,750,000        7,063,335
   Series J 5.50% 7/1/22                                                                         400,000          445,516
Puerto Rico Commonwealth Industrial Development Company
   General Purpose Revenues Series B 5.375% 7/1/16                                             1,000,000        1,056,880
^Puerto Rico Commonwealth Infrarastructure Financing Authority
   Series A 0.00% 7/1/30 (FGIC)                                                                1,000,000          332,620
Puerto Rico Commonwealth Infrastructure Financing Authority Tax
   Revser B 5.00% 7/1/41                                                                       8,000,000        8,436,240
Puerto Rico Commonwealth Public Improvement (Unrefunded
   Balance) 5.125% 7/1/30 (FSA)                                                                  580,000          623,923
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                             6,880,000        7,209,483
Puerto Rico Electric Power Authority Power Revenue
   Series II 5.25% 7/1/31                                                                      6,000,000        6,448,980
   Series NN 5.125% 7/1/29                                                                     1,400,000        1,505,434
   Series PP 5.00% 7/1/25 (FGIC)                                                               2,500,000        2,688,385
&Puerto Rico Electric Power Authority Power Revenue, Inverse Floater
   ROLs 6.345% 7/1/19 (FSA)                                                                    1,925,000        2,062,695
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage
   Revenue 6.25% 4/1/29 (GNMA)(FNMA)(FHLMC)(AMT)                                               1,240,000        1,268,867
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
   Control Facilities (Hospital Auxilio Mutuo Obligated Group) Series A
   6.25% 7/1/24 (MBIA)                                                                         1,200,000        1,220,424
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
   Series I 5.25% 7/1/33                                                                      12,000,000       12,948,720
   Series J 5.00% 7/1/36 (AMBAC)                                                               2,000,000        2,190,380
University of the Virgin Islands Series A 5.375% 6/1/34                                          500,000          533,625
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                         510,000          526,422
                                                                                                         -----------------
                                                                                                               61,176,649
                                                                                                         -----------------

Turnpike / Toll Road Revenue Bonds
Ohio State Turnpike Commission Revenue Series A
   5.50% 2/15/24 (FGIC)                                                                        5,000,000        6,012,350
   5.50% 2/15/26 (FGIC)                                                                        2,590,000        3,135,325
Pennsylvania State Turnpike Commission Series A 5.00% 12/1/34 (AMBAC)                            500,000          533,330
                                                                                                         -----------------
                                                                                                                9,681,005
                                                                                                         -----------------

Water & Sewer Revenue Bonds
Atlanta, Georgia Water & Waste Water Revenue 5.00% 11/1/18 (FSA)                               1,000,000        1,090,080
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                     4,375,000        4,786,206
Clovis, California Public Financing Authority Wastewater Revenue
   5.25% 8/1/30 (MBIA)                                                                         1,000,000        1,097,600
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                               1,000,000        1,088,900
Green Bay, Wisconsin Water Systems Revenue Refunding and
   Improvements Bonds 5.25% 11/1/22 (FSA)                                                      1,000,000        1,105,180
Metropolitan St. Louis Sewer District Wastewater Revenue
   5.00% 5/1/34 (MBIA)                                                                         1,250,000        1,327,075
Missouri State Development Finance Board Infrastructure Facilities
   Revenue (Sewer System Improvement Project) Series C 5.00% 3/1/25                              605,000          625,050
New York City, New York Municipal Water Finance Authority Water &
   Sewer System Revenue Series A 5.125% 6/15/34                                               12,125,000       12,927,432
Portland Sewer Systems Revenue (Second Lien) Series A
   5.00% 6/1/23 (FSA)                                                                            325,000          348,134
West Virginia State Water Development Authority Revenue (Loan
   Program III) Series A 6.375% 7/1/39 (AMBAC)(AMT)                                            2,890,000        3,249,892
                                                                                                               27,645,549
                                                                                                         -----------------
Total Municipal Bonds                                                                                         610,269,930
                                                                                                         -----------------
Short-Term Investments
Money Market Instruments
Dreyfus Tax-Exempt Cash Management Fund                                                        2,713,099        2,713,099
                                                                                                         -----------------
                                                                                                                2,713,099
                                                                                                         -----------------

oVariable Rate Demand Notes
Chester County, Pennsylvania Industrial Development Authority
   Revenue (Archdiocese of Philadelphia) 2.30% 7/1/31                                          6,000,000        6,000,000
Pennsylvania Turnpike Commission Series Q - Pennsylvania 2.30% 6/1/27                          4,400,000        4,400,000
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
   (Newcourtland Elder Services Project) 2.30% 3/1/27 (LOC PNC Bank)                          10,000,000       10,000,000
Portland, Oregon Multi-Family Housing Revenue (South Park Block
   Project) 2.40% 12/1/11 UBC                                                                  1,050,000        1,050,000
                                                                                                         -----------------
                                                                                                               21,450,000
                                                                                                         -----------------
Total Short Term Investments                                                                                   24,163,099
                                                                                                         -----------------

                                                                                                         -----------------
Total Investments at Market                                                                                   634,433,029
                                                                                                         -----------------

Total Investments at Cost                                                                                   $ 486,277,401
                                                                                                         -----------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FHLMC - Insured by the Federal Home Loan Mortgage Corporation
FNMA - Insured by Federal National Mortgage Association
FSA  - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA  - Insured by the Municipal Bond Insurance Association
RADIAN  - Insured by Radian Asset Assurance
ROLs - Residual Options Long
XLCA - Insured by XL Capital Assurance
VA - Insured by the Veterans Administration

§  Pre-Refunded  Bonds are municipals that are generally  backed or secured by
     U.S.  Treasury  bonds.  For  Pre-Refunded  Bonds,  the stated  maturity  is followed by the year in which the bond is pre-refunded.
o    Variable  rate notes.  The interest rate shown is the rate as of August 31,
     2005.
&    An  inverse  floater  bond is a type  of bond  with  variable  or  floating interest rates that move in the opposite  direction of short-term  interest rates. Interest rate disclosed is in effect as of August 31, 2005.
‡   Non-income producing security. Security is currently in default.

(A)  No adjustments  are shown to the unaudited pro forma combined  portfolio of investments  due to the fact that upon  completion of the  acquisition,  no securities  would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and  restrictions.  However, the  foregoing  sentence  shall not  restrict in any way the ability of the investment advisor of any of the Funds from buying or selling securities in the normal course of such Fund's business and operations.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of August 31, 2005
(Unaudited)

                                                                                                                   Delaware Tax-
                                  Delaware Tax-   Delaware Tax    Delaware Tax-     Delaware Tax-    Pro           Free USA Fund
                                  Free USA        Free Insured    Free Missouri     Oregon Insured   Forma         Pro Forma
                                  Fund            Fund            Insured Fund      Fund             Adjustments   Combined
                                  --------------- --------------- ----------------- --------------   -----------   ---------------

Assets

Investments, at market value        $ 478,707,931    $ 60,091,780      $ 50,080,916   $ 47,110,932         $ -       $ 635,991,559
Cash                                    9,275,957         531,670             2,302          3,400           -           9,813,329
Receivable for securities sold          2,667,450               -            70,000              -           -           2,737,450
Receivable for fund shares sold            84,296         217,624           144,953         15,837           -             462,710
Interest receivable                     5,663,922         721,654           619,406        559,689           -           7,564,671
                                  --------------- --------------- ----------------- --------------   -----------   ---------------
    Total Assets                      496,399,556      61,562,728        50,917,577     47,689,858           -         656,569,719
                                  --------------- --------------- ----------------- --------------   -----------   ---------------

Liabilities

Accrued expenses and other
 liabilities                            1,384,449         167,830           129,718        110,197           -           1,792,194
Payable for securities purchased       18,563,400               -                 -              -           -          18,563,400
Payable for fund shares purchased               -               -           115,500          5,281           -             120,781
Transaction costs payable                       -               -                 -              -       89,518 *           89,518
                                  --------------- --------------- ----------------- --------------   -----------   ---------------
    Total Liabilities                  19,947,849         167,830           245,218        115,478       89,518         20,565,893
                                  --------------- --------------- ----------------- --------------   -----------   ---------------
Net Assets                          $ 476,451,707    $ 61,394,898      $ 50,672,359   $ 47,574,380    $ (89,518)     $ 636,003,826
                                  =============== =============== ================= ==============   ===========   ===============

Investment at Cost                  $ 441,884,365    $ 55,980,051      $ 46,957,112   $ 44,393,036         $ -         589,214,564

Analysis of Net Assets

Accumulated paid in capital         $ 447,927,164    $ 56,575,484      $ 47,554,884   $ 45,032,032         $ -       $ 597,089,564
Distributions in excess of
 net investment income                    (12,071)         (1,790)                -              -      (89,518)*         (103,379)
Accumulated net realized gain
 (loss) on investments                 (8,286,952)        709,475            (6,329)      (175,548)          -          (7,759,354)
Unrealized appreciation of
 investments                           36,823,566       4,111,729         3,123,804      2,717,896           -          46,776,995
                                  --------------- --------------- ----------------- --------------   -----------   ---------------
Net Assets                          $ 476,451,707    $ 61,394,898      $ 50,672,359   $ 47,574,380    $ (89,518)     $ 636,003,826
                                  =============== =============== ================= ==============   ===========   ===============

* Adjustment reflects the costs of the transaction to be incurred by the funds.

Shares Outstanding                     40,516,197       5,444,317         4,688,927      4,464,316 $ (1,024,577)        54,089,180

Class A Shares                         38,605,351       4,637,117         4,273,525      3,194,497   $ (839,566)        49,870,924
Class B Shares                          1,403,728         544,550           286,829        646,429   $ (106,488)         2,775,048
Class C Shares                            507,118         262,650           128,573        623,390    $ (78,523)         1,443,208

Net Assets:

Class A Shares                      $ 453,981,230    $ 52,291,497      $ 46,182,308   $ 34,028,754    $ (79,684)     $ 586,404,105
Class B Shares                         16,506,985       6,140,880         3,098,612      6,889,418       (6,096)        32,629,799
Class C Shares                          5,963,492       2,962,521         1,391,439      6,656,208       (3,738)        16,969,922

Net asset value per share:

Class A Shares                             $11.76          $11.28            $10.81         $10.65                          $11.76
Class B Shares                             $11.76          $11.28            $10.80         $10.66                          $11.76
Class C Shares                             $11.76          $11.28            $10.82         $10.68                          $11.76

Offering price per share:

Class A Shares                             $12.31          $11.81            $11.32         $11.15                          $12.31

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended August 31, 2005
(Unaudited)
                                                                                                                   Delaware Tax-
                                      Delaware Tax-  Delaware Tax    Delaware Tax-   Delaware Tax-   Pro           Free USA Fund
                                      Free USA       Free Insured    Free Missouri   Free Oregon     Forma         Pro Forma
                                      Fund           Fund            Insured Fund    Insured Fund    Adjustments   Combined
                                      ------------- -------------    -------------   --------------- ------------  -------------

Investment Income
  Interest income                      $ 25,231,691   $ 2,952,129      $ 2,598,108       $ 2,184,541       $ -      $ 32,966,469
                                      ------------- -------------    -------------   --------------- ------------  -------------

Expenses
  Management fees                         2,621,345       309,141          256,217           226,722    18,861 (A)     3,432,286
  Distribution expenses - Class A         1,229,782       144,780          115,325            79,429  (216,869)(B)     1,352,447
  Distribution expenses - Class B           189,661        62,930           38,115            70,849                     361,555
  Distribution expenses - Class C            58,662        23,137           13,598            65,012                     160,409
  Dividend disbursing and transfer
    agent fees and expenses                 307,953        35,772           33,637            27,334                     404,696
  Accounting and administration
    expenses                                165,019        21,394           17,708            15,712                     219,833
  Reports and statements to
    shareholders                             98,828        13,275           12,797            16,171   (72,716)(C)        68,355
  Legal and professional fees                78,207        18,614           22,473            20,719   (41,036)(C)        98,977
  Registration fees                          55,087        35,615            2,789             1,417   (39,621)(C)        55,287
  Insurance fees                             30,506         4,337            3,615             3,188                      41,646
  Trustees' fees                             24,809         3,217            2,430             2,240                      32,696
  Custodian fees                             17,682         2,360            3,264             3,083    (4,770)(C)        21,619
  Pricing fees                                4,179         1,608            3,408             3,037    (8,053)(C)         4,179
  Taxes (other than taxes on income)          2,785           365              149                89                       3,388
  Other                                      17,445         2,757              833               857                      21,892
                                      ------------- -------------    -------------   --------------- ------------  -------------
                                          4,901,950       679,302          526,358           535,859  (364,204)        6,279,265
  Less expenses absorbed or waived         (375,304)      (29,966)         (11,390)          (38,527)    8,447 (C)      (446,740)
  Less waived distribution
    expenses - Cl                          (194,110)      (22,759)               -                 -   216,869 (B)             -
  Less expenses paid indirectly             (12,079)       (1,583)             (60)             (130)    1,773 (C)       (12,079)
                                      ------------- -------------    -------------   --------------- ------------  -------------
  Total expenses                          4,320,457       624,994          514,908           497,202  (137,115)        5,820,446
                                      ------------- -------------    -------------   --------------- ------------  -------------

Net Investment Income                    20,911,234     2,327,135        2,083,200         1,687,339   137,115        27,146,023
                                      ------------- -------------    -------------   --------------- ------------  -------------

Net Realized and Unrealized Gain/(Loss) on Investments:

  Net realized gain on investments        2,541,488       837,585          130,115           106,456         -         3,615,644
  Change in unrealized appreciation/
    (depreciation) of investments         9,862,168       173,220          380,933           366,029         -        10,782,350
                                      ------------- -------------    -------------   --------------- ------------  -------------

Net Realized and Unrealized Gain
  on Investments                         12,403,656     1,010,805          511,048           472,485         -        14,397,994

Change in Net Assets Resulting
  from Operations                      $ 33,314,890   $ 3,337,940      $ 2,594,248       $ 2,159,824 $ 137,115      $ 41,544,017
                                      ============= =============    =============   =============== ============  =============

(A)  Increase to reflect higher management fee for the surviving fund.
(B)  Updated to reflect revised  Delaware  Tax-Free USA Class A distribution fee schedule, effective April 21, (2006.)
(C)  Decrease to reflect appropriate expense levels by merging the funds.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free USA Fund
Pro Forma Notes to Financial Statements
August 31, 2005 (Unaudited)

Delaware Group Tax-Free Fund (the "Trust") is organized as a Delaware  statutory trust and offers three series: Delaware Tax-Free Insured Fund, Delaware Tax-Free
USA Fund and Delaware Tax-Free USA Intermediate Fund. These financial statements and related  notes pertain to the Delaware  Tax-Free USA Fund (the "Fund").  The
Trust is an open-end investment company. The Fund is considered  non-diversified under the Investment  Company Act of 1940, as amended.  The Fund offers Class A,
Class B, Class C shares.  Class A shares are sold with a front-end  sales charge of up to 4.50%. Class B shares are sold with a contingent  deferred sales charge that  declines from 4.00% to zero  depending  upon the period of time the shares are  held.  Class B shares  will  automatically  convert  to Class A shares on a quarterly basis  approximately  eight years after  purchase.  Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first
12 months.

The investment objective of the Fund is to seek a high level of current interest income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital.

1.   Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Delaware Tax-Free Insured Fund, Delaware Tax-Free
Missouri  Insured  Fund and  Delaware  Tax-Free  Oregon  Insured  Fund  (each an
"Acquired  Fund") by Delaware  Tax-Free USA Fund (the "Acquiring  Fund"),  as if
such acquisition had taken place as of September 1, 2004.

Under the  terms of the Plan of  Reorganization,  the  combination  of  Delaware
Tax-Free  Insured  Fund,  Delaware  Tax-Free  Missouri  Insured  Fund,  Delaware
Tax-Free  Oregon  Insured Fund and Delaware  Tax-Free USA Fund will be accounted for by a method of accounting for tax-free mergers of investment companies.  The acquisitions  would be accomplished by an acquisition  (each a "Transaction") of the net assets of Delaware  Tax-Free Insured Fund,  Delaware  Tax-Free  Missouri
Insured Fund and Delaware Tax-Free Oregon Insured Fund in exchange for shares of the Delaware  Tax-Free USA Fund at net asset value.  The statement of assets and liabilities and the related statement of operations of Delaware Tax-Free Insured
Fund,  Delaware Tax-Free Missouri Insured Fund, Delaware Tax-Free Oregon Insured
Fund and Delaware  Tax-Free USA Fund have been combined as of and for the twelve months ended August 31, 2005.

The  accompanying pro forma financial  statements  should be read in conjunction with the  financial  statements  of Delaware  Tax-Free  Insured  Fund,  Delaware
Tax-Free  Missouri  Insured  Fund,  Delaware  Tax-Free  Oregon  Insured Fund and
Delaware  Tax-Free  USA Fund  included in their  annual  report dated August 31,
2005.

The following notes refer to the accompanying pro forma financial  statements as if the  above-mentioned  acquisition of Delaware Tax-Free Insured Fund, Delaware
Tax-Free  Missouri  Insured Fund and Delaware  Tax-Free  Oregon  Insured Fund by
Delaware Tax-Free USA Fund had taken place as of September 1, 2004.

2.   Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security  Valuation - Long-term  debt  securities  are valued by an  independent pricing  service and such prices are  believed to reflect the fair value of such securities.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates  market value. Other securities and assets for which market  quotations are not readily available are valued at fair value as  determined  in good faith under the  direction  of the Fund's Board of
Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into  consideration,  such as market closures, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal  Income  Taxes - The Fund  intends to  continue  to qualify  for federal income tax  purposes as a regulated  investment  company and make the  requisite distributions  to  shareholders.  Accordingly,  no provision for federal  income taxes has been made in the financial statements.

Class  Accounting - Investment  income and common  expenses are allocated to the classes of the Fund on the basis of  "settled  shares" of each class in relation to the  net  assets  of  the  Fund.  Realized  and  unrealized  gain  (loss)  on investments  is  allocated  to the  various  classes of the Fund on the basis of daily net assets of each  class.  Distribution  expenses  relating to a specific class are charged directly to that class.

Use of Estimates - The  preparation of financial  statements in conformity  with
U.S.  generally  accepted  accounting  principles  requires  management  to make estimates  and  assumptions  that  affect  the  reported  amounts  of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware  Investments  Family of
Funds  are  allocated  amongst  the funds on the basis of  average  net  assets.
Management fees and some other expenses are paid monthly.  Security transactions are recorded on the date the  securities  are  purchased  or sold (trade  date).
Costs used in  calculating  realized  gains and losses on the sale of investment securities  are  those of the  specific  securities  sold.  Interest  income  is recorded on the accrual basis.  Discounts and premiums are amortized to interest income over the lives of the respective securities.  The Fund declares dividends daily from net investment  income and pays such  dividends  monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund may receive  earnings  credits from its  custodian  when  positive cash balances are  maintained,  which are used to offset  custody fees.  The earnings credits for the twelve months ended August 31, 2005 were approximately  $12,079.
The  expenses  paid under the above  arrangement  is included in the  "custodian fees"  expense  caption on the Statement of  Operations  with the  corresponding expense offset shown as "expenses paid indirectly."

3.   Allocation of Transaction Costs
The total costs of the Transaction  between:  (i) Tax-Free Missouri Insured Fund and Tax-Free USA Fund,  (ii) Tax-Free Oregon Insured Fund and Tax-Free USA Fund,
and (iii)  Tax-Free  Insured  Fund and  Tax-Free  USA Fund are  estimated  to be
$44,913,  $43,503  and  $45,861,  respectively.  The costs of each  Transaction, including  costs of  soliciting  proxies  in  connection  with  the  shareholder meeting,  will be shared by the following parties in the percentages  indicated:
33.33% by the Acquired Fund, 33.33% by the Acquiring Fund and 33.34% by Delaware
Management Company, a series of Delaware Management Business Trust.

4.   Investment  Management,  Administration  Agreements and Other  Transactions
with Affiliates
In accordance with the terms of its investment  management  agreement,  the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business
Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund,
0.50% on the next $500  million,  0.45% on the next $1.5  billion  and 0.425% on average daily net assets in excess $2.5 billion.

DMC has  contractually  agreed to waive that portion,  if any, of its management fee and  reimburse  the Fund to the  extent  necessary  to  ensure  that  annual
operating  expenses,   exclusive  of  taxes,  interest,  brokerage  commissions,
distribution  fees, and extraordinary  expenses,  do not exceed 0.62% of average daily net assets of the Fund for at least one year after the Closing Date.

Delaware Service Company,  Inc. (DSC), an affiliate of DMC, provides accounting, administration,  dividend disbursing and transfer agent services.  Effective May
19, 2005,  each Fund pays DSC a monthly fee computed at the annual rate of 0.04%
of each  Fund's  average  daily net assets  for  accounting  and  administration services.  Prior to May 19,  2005,  the Fund  paid DSC a  monthly  fee  based on average net assets subject to certain minimums for accounting and administration services.  The Fund paid DSC a monthly  fee based on the  number of  shareholder accounts for dividend disbursing and transfer agent services.

Pursuant  to a  distribution  agreement  and  distribution  plan,  the Fund pays
Delaware Distributors,  L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares  and 1.00% of the  average  daily net assets of the
Class  B and C  shares.  The  Board  of  Trustees  has  adopted  a  formula  for calculating  12b-1 plan fees for Class A shares that went into effect on June 1,
1992. The total 12b-1 fees to be paid by Class A  shareholders  of the Fund will be the sum of 0.10% of the  average  daily net assets  representing  shares that were  acquired  prior to June 1, 1992 and 0.25% of the average  daily net assets representing  shares that were  acquired  on or after June 1, 1992.  All Class A shareholders  will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust.
These officers and trustees are paid no compensation by the Fund.

5.   Line of Credit
The Fund, along with certain other funds in the Delaware  Investments  Family of
Funds (the  "Participants"),  participates  in a $177,300,000  revolving line of credit facility to be used for temporary or emergency  purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual  commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The
Fund had no amount  outstanding as of August 31, 2005, or at any time during the period.

6.   Credit and Market Risks
The Fund concentrates  it's investments in securities issued by  municipalities.
The value of these  investments  may be  adversely  affected by new  legislation within the states,  regional or local economic conditions,  and differing levels of supply and demand for municipal bonds. Many  municipalities  insure repayment for their  obligations.  Although bond insurance reduces the risk of loss due to default by an issuer,  such bonds  remain  subject to the risk that market value may  fluctuate  for other  reasons and there is no assurance  that the insurance company will meet its obligations.  These securities have been identified in the
Statements of Net Assets.

The Fund may invest in inverse floating rate securities ("inverse floaters"),  a type of derivative  tax-exempt  obligation  with  floating or variable  interest rates that move in the opposite direction of short-term interest rates,  usually at an accelerated  speed.  Consequently,  the market values of inverse  floaters will  generally  be  more  volatile  than  other  tax-exempt  investments.  Such securities are denoted on the Statements of Net Assets.

The Fund may invest a portion of its total assets in illiquid securities,  which may include  securities  with  contractual  restrictions  on resale,  securities exempt  from  registration  under Rule 144A of the  Securities  Act of 1933,  as amended, and other securities which may not be readily marketable.  The relative illiquidity of these  securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At
August 31, 2005,  there were no Rule 144A securities and no securities have been
determined  to  be  illiquid  under  the  Funds'  liquidity  procedures.   While
maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining  whether individual  securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

7.   Pre-Refunded Bonds
The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds.  Under  current  federal  tax  laws  and  regulations,  state  and  local government borrowers are permitted to refinance outstanding bonds by issuing new bonds.  The issuer  refinances the  outstanding  debt to either reduce  interest costs or to remove or alter  restrictive  covenants  imposed by the bonds  being refinanced.  A refunding  transaction  where the municipal  securities are being refunded  within 90 days or less from the  issuance  of the  refunding  issue is known as a "current refunding".  "Advance refunded bonds" are bonds in which the refunded  bond issue  remains  outstanding  for more than 90 days  following the issuance of the refunding  issue. In an advance  refunding,  the issuer will use the proceeds of a new bond issue to purchase  high grade  interest  bearing debt securities which are then deposited in an irrevocable  escrow account held by an escrow agent to secure all future  payments of  principal  and interest and bond premium of the advance  refunded bond. Bonds are "escrowed to maturity" when the proceeds  of  the  refunding  issue  are  deposited  in an  escrow  account  for investment  sufficient  to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are  considered  "pre-refunded"  when the refunding  issue's  proceeds are escrowed  only until a permitted  call date or dates on the refunded  issue with the refunded issue being redeemed at the time,  including any required  premium.
Bonds become  "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative  source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates.  Escrowed  secured bonds will often receive a rating of
AAA from  Moody's,  S&P,  and/or Fitch due to the strong  credit  quality of the escrow  securities and the irrevocable  nature of the escrow deposit  agreement.
Tax Free Insured Funds will  purchase  escrow  secured bonds without  additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

8.   Contractual Obligations
The Fund enters into  contracts in the normal  course of business that contain a
variety  of   indemnifications.   The  Fund's   maximum   exposure  under  these
arrangements  is unknown.  However,  the Fund has not had prior claims or losses pursuant  to these  contracts.  Management  has  reviewed  the  Fund's  existing contracts and expects the risk of loss to be remote.